BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
ADVERTISING – 0.8%
Neptune Bidco US, Inc.(1)	9.29	04/15/29	$688,000	$587,041
Summer BC Bidco B LLC(1)	5.50	10/31/26	113,000	114,025
				701,066
AEROSPACE/DEFENSE – 8.5%
AAR Escrow Issuer LLC(1)	6.75	03/15/29	145,000	148,362
Bombardier, Inc.(1)	6.00	02/15/28	195,000	194,764
Bombardier, Inc.(1)	7.00	06/01/32	180,000	183,773
Bombardier, Inc.(1)	7.25	07/01/31	200,000	206,766
Bombardier, Inc.(1)	7.45	05/01/34	149,000	156,908
Bombardier, Inc.(1)	7.50	02/01/29	200,000	208,382
Bombardier, Inc.(1)	7.88	04/15/27	164,000	164,686
Bombardier, Inc.(1)	8.75	11/15/30	210,000	226,380
F-Brasile SpA/F-Brasile US LLC(1)	7.38	08/15/26	55,000	55,114
Goat Holdco LLC(1)	6.75	02/01/32	200,000	199,476
Moog, Inc.(1)	4.25	12/15/27	134,000	128,866
Spirit AeroSystems, Inc.	3.85	06/15/26	85,000	83,591
Spirit AeroSystems, Inc.	4.60	06/15/28	170,000	164,043
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	241,000	259,411
Spirit AeroSystems, Inc.(1)	9.75	11/15/30	320,000	354,421
TransDigm, Inc.	4.63	01/15/29	314,000	297,511
TransDigm, Inc.	4.88	05/01/29	190,000	180,519
TransDigm, Inc.	5.50	11/15/27	697,000	690,821
TransDigm, Inc.(1)	6.00	01/15/33	390,000	385,085
TransDigm, Inc.(1)	6.38	03/01/29	705,000	712,946
TransDigm, Inc.(1)	6.63	03/01/32	575,000	585,535
TransDigm, Inc.(1)	6.75	08/15/28	565,000	575,717
TransDigm, Inc.(1)	6.88	12/15/30	390,000	399,832
TransDigm, Inc.(1)	7.13	12/01/31	265,000	273,976
Triumph Group, Inc.(1)	9.00	03/15/28	255,000	267,581
				7,104,466
AIRLINES – 5.2%
Air Canada(1)	3.88	08/15/26	322,000	314,121
Allegiant Travel Co.(1)	7.25	08/15/27	145,000	146,459
American Airlines, Inc.(1)	7.25	02/15/28	180,000	184,329
American Airlines, Inc.(1)	8.50	05/15/29	275,000	289,899
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.50	04/20/26	445,000	445,050
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	790,000	788,614
JetBlue Airways Corp./JetBlue Loyalty LP(1)	9.88	09/20/31	530,000	560,678
OneSky Flight LLC(1)	8.88	12/15/29	150,000	153,788
United Airlines, Inc.(1)	4.38	04/15/26	518,000	510,872
United Airlines, Inc.(1)	4.63	04/15/29	514,000	493,820
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	265,000	243,119
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	135,000	135,199
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	120,000	123,567
				4,389,515

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
APPAREL – 0.2%
S&S Holdings LLC(1)	8.38	10/01/31	$160,000	$160,670

AUTO MANUFACTURERS – 0.5%
JB Poindexter & Co., Inc.(1)	8.75	12/15/31	160,000	170,613
PM General Purchaser LLC(1)	9.50	10/01/28	179,000	178,327
Wabash National Corp.(1)	4.50	10/15/28	115,000	106,312
				455,252
AUTO PARTS & EQUIPMENT – 0.3%
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	159,000	129,776
Titan International, Inc.	7.00	04/30/28	105,000	104,277
				234,053
BUILDING MATERIALS – 7.8%
AmeriTex Hold Co. Intermediate LLC(1)	10.25	10/15/28	140,000	148,526
Boise Cascade Co.(1)	4.88	07/01/30	115,000	109,076
Builders FirstSource, Inc.(1)	4.25	02/01/32	353,000	318,550
Builders FirstSource, Inc.(1)	5.00	03/01/30	152,000	145,648
Builders FirstSource, Inc.(1)	6.38	06/15/32	186,000	188,537
Builders FirstSource, Inc.(1)	6.38	03/01/34	245,000	246,725
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	165,000	162,229
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	67,000	54,284
Cornerstone Building Brands, Inc.(1)	9.50	08/15/29	170,000	169,811
CP Atlas Buyer, Inc.(1)	7.00	12/01/28	133,000	118,515
Eco Material Technologies, Inc.(1)	7.88	01/31/27	179,000	182,217
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.63	12/15/30	720,000	729,166
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.75	07/15/31	140,000	142,468
Griffon Corp.	5.75	03/01/28	246,000	244,030
JELD-WEN, Inc.(1)	4.88	12/15/27	95,000	91,623
JELD-WEN, Inc.(1)	7.00	09/01/32	100,000	95,404
Knife River Corp.(1)	7.75	05/01/31	115,000	120,314
Louisiana-Pacific Corp.(1)	3.63	03/15/29	92,000	85,665
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(1)	6.75	04/01/32	190,000	192,411
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	118,000	112,622
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	162,000	158,288
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	155,000	150,570
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	287,000	284,776
Smyrna Ready Mix Concrete LLC(1)	8.88	11/15/31	290,000	309,422
Standard Building Solutions, Inc.(1)	6.50	08/15/32	265,000	267,812
Standard Industries, Inc./NY(1)	3.38	01/15/31	277,000	242,699
Standard Industries, Inc./NY(1)	4.38	07/15/30	425,000	394,976
Standard Industries, Inc./NY(1)	4.75	01/15/28	258,000	251,202
Standard Industries, Inc./NY(1)	5.00	02/15/27	230,000	226,980
Summit Materials LLC/Summit Materials Finance Corp.(1)	5.25	01/15/29	187,000	189,314
Summit Materials LLC/Summit Materials Finance Corp.(1)	6.50	03/15/27	80,000	80,050
Summit Materials LLC/Summit Materials Finance Corp.(1)	7.25	01/15/31	215,000	232,066
Wilsonart LLC(1)	11.00	08/15/32	135,000	135,148
				6,581,124

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 10.4%
Ashland, Inc.(1)	3.38	09/01/31	$117,000	$100,670
Ashland, Inc.	6.88	05/15/43	75,000	78,062
Avient Corp.(1)	6.25	11/01/31	170,000	169,771
Avient Corp.(1)	7.13	08/01/30	190,000	195,214
Axalta Coating Systems Dutch Holding B BV(1)	7.25	02/15/31	120,000	125,122
Axalta Coating Systems LLC(1)	3.38	02/15/29	192,000	176,653
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	135,000	132,534
Chemours Co.(1)	4.63	11/15/29	165,000	146,667
Chemours Co.	5.38	05/15/27	133,000	130,417
Chemours Co.(1)	5.75	11/15/28	205,000	194,714
Chemours Co.(1)	8.00	01/15/33	150,000	148,864
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	145,000	143,366
Element Solutions, Inc.(1)	3.88	09/01/28	210,000	200,637
GPD Cos, Inc.(1)	10.13	04/01/26	135,000	133,255
HB Fuller Co.	4.00	02/15/27	105,000	101,562
HB Fuller Co.	4.25	10/15/28	60,000	57,084
Herens Holdco Sarl(1)	4.75	05/15/28	100,000	91,940
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	113,000	114,114
INEOS Finance PLC(1)	6.75	05/15/28	110,000	110,966
INEOS Finance PLC(1)	7.50	04/15/29	190,000	193,993
INEOS Quattro Finance 2 PLC(1)	9.63	03/15/29	100,000	104,934
Ingevity Corp.(1)	3.88	11/01/28	150,000	139,231
Innophos Holdings, Inc.(1)	11.50	06/15/29	120,000	127,962
LSF11 A5 Hold Co. LLC(1)	6.63	10/15/29	92,000	94,680
Mativ Holdings, Inc.(1)	8.00	10/01/29	110,000	104,943
Methanex Corp.	5.13	10/15/27	185,000	182,247
Methanex Corp.	5.25	12/15/29	185,000	180,266
Methanex Corp.	5.65	12/01/44	90,000	78,903
Methanex US Operations, Inc.(1)	6.25	03/15/32	150,000	149,805
Minerals Technologies, Inc.(1)	5.00	07/01/28	105,000	101,720
NOVA Chemicals Corp.(1)	4.25	05/15/29	136,000	127,623
NOVA Chemicals Corp.(1)	5.25	06/01/27	283,000	278,292
NOVA Chemicals Corp.(1)	7.00	12/01/31	125,000	126,215
NOVA Chemicals Corp.(1)	8.50	11/15/28	115,000	122,284
NOVA Chemicals Corp.(1)	9.00	02/15/30	155,000	165,542
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	100,000	93,059
OCI NV(1)	6.70	03/16/33	155,000	160,645
Olin Corp.	5.00	02/01/30	125,000	117,946
Olin Corp.	5.13	09/15/27	141,000	139,597
Olin Corp.	5.63	08/01/29	182,000	177,500
Olympus Water US Holding Corp.(1)	4.25	10/01/28	225,000	213,508
Olympus Water US Holding Corp.(1)	6.25	10/01/29	110,000	105,867
Olympus Water US Holding Corp.(1)	7.13	10/01/27	90,000	91,375
Olympus Water US Holding Corp.(1)	7.25	06/15/31	195,000	198,779
Olympus Water US Holding Corp.(1)	9.75	11/15/28	445,000	471,686
Rain Carbon, Inc.(1)	12.25	09/01/29	110,000	116,770
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	297,000	288,395
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	170,000	165,023

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 10.4% (Continued)
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	$200,000	$198,592
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	185,000	175,028
SNF Group SACA(1)	3.13	03/15/27	100,000	95,418
SNF Group SACA(1)	3.38	03/15/30	90,000	79,313
Tronox, Inc.(1)	4.63	03/15/29	282,000	255,671
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	190,000	173,971
WR Grace Holdings LLC(1)	4.88	06/15/27	183,000	179,116
WR Grace Holdings LLC(1)	5.63	08/15/29	298,000	278,803
WR Grace Holdings LLC(1)	7.38	03/01/31	105,000	108,424
				8,714,738
COAL – 0.4%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(1)	8.63	06/15/29	115,000	121,552
Coronado Finance Pty Ltd.(1)	9.25	10/01/29	105,000	107,555
SunCoke Energy, Inc.(1)	4.88	06/30/29	134,000	123,685
				352,792
COMMERCIAL SERVICES – 14.6%
ADT Security Corp.(1)	4.13	08/01/29	266,000	250,219
ADT Security Corp.(1)	4.88	07/15/32	190,000	176,943
Adtalem Global Education, Inc.(1)	5.50	03/01/28	110,000	108,372
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	6.13	10/15/26	138,000	138,338
Albion Financing 2 Sarl(1)	8.75	04/15/27	130,000	132,562
Allied Universal Holdco LLC(1)	7.88	02/15/31	625,000	641,446
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	235,000	217,692
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	9.75	07/15/27	285,000	286,977
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	299,000	285,683
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	220,000	209,931
Alta Equipment Group, Inc.(1)	9.00	06/01/29	135,000	130,952
APi Group DE, Inc.(1)	4.13	07/15/29	100,000	92,952
APi Group DE, Inc.(1)	4.75	10/15/29	64,000	60,774
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	4.75	04/01/28	145,000	137,495
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	147,000	140,317
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	95,000	93,765
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	105,000	103,837
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.00	02/15/31	120,000	124,197
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.25	01/15/30	190,000	196,408
Brink’s Co.(1)	4.63	10/15/27	146,000	142,693
Brink’s Co.(1)	6.50	06/15/29	100,000	102,023
Brink’s Co.(1)	6.75	06/15/32	115,000	117,461
CoreCivic, Inc.	8.25	04/15/29	135,000	142,862
EquipmentShare.com, Inc.(1)	8.00	03/15/33	115,000	119,667
EquipmentShare.com, Inc.(1)	8.63	05/15/32	170,000	181,405
EquipmentShare.com, Inc.(1)	9.00	05/15/28	280,000	295,430
Garda World Security Corp.(1)	4.63	02/15/27	150,000	147,141
Garda World Security Corp.(1)	6.00	06/01/29	135,000	130,184
Garda World Security Corp.(1)	7.75	02/15/28	115,000	119,379
Garda World Security Corp.(1)	8.25	08/01/32	140,000	144,140
Garda World Security Corp.(1)	8.38	11/15/32	255,000	263,493

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 14.6% (Continued)
GEO Group, Inc.	8.63	04/15/29	$175,000	$184,889
GEO Group, Inc.	10.25	04/15/31	165,000	180,808
Graham Holdings Co.(1)	5.75	06/01/26	95,000	95,108
Grand Canyon University	5.13	10/01/28	95,000	90,153
Herc Holdings, Inc.(1)	5.50	07/15/27	323,000	322,046
Herc Holdings, Inc.(1)	6.63	06/15/29	210,000	214,804
Hertz Corp.(1)	4.63	12/01/26	120,000	106,855
Hertz Corp.(1)	5.00	12/01/29	265,000	191,480
Hertz Corp.(1)	12.63	07/15/29	325,000	350,650
Korn Ferry(1)	4.63	12/15/27	95,000	92,592
Matthews International Corp.(1)	8.63	10/01/27	90,000	94,596
NESCO Holdings II, Inc.(1)	5.50	04/15/29	231,000	218,604
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	280,000	264,529
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	5.75	04/15/26	353,000	354,131
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	6.25	01/15/28	315,000	314,894
Signal Parent, Inc.(1)	6.13	04/01/29	80,000	51,871
Sotheby’s(1)	7.38	10/15/27	193,000	190,910
Sotheby’s/Bidfair Holdings, Inc.(1)	5.88	06/01/29	80,000	73,979
TriNet Group, Inc.(1)	3.50	03/01/29	158,000	145,500
TriNet Group, Inc.(1)	7.13	08/15/31	80,000	82,179
United Rentals North America, Inc.	3.75	01/15/32	214,000	189,944
United Rentals North America, Inc.	3.88	11/15/27	180,000	173,803
United Rentals North America, Inc.	3.88	02/15/31	292,000	266,184
United Rentals North America, Inc.	4.00	07/15/30	163,000	151,046
United Rentals North America, Inc.	4.88	01/15/28	430,000	424,374
United Rentals North America, Inc.	5.25	01/15/30	245,000	242,119
United Rentals North America, Inc.	5.50	05/15/27	131,000	131,020
United Rentals North America, Inc.(1)	6.13	03/15/34	275,000	275,792
Valvoline, Inc.(1)	3.63	06/15/31	142,000	123,277
Veritiv Operating Co.(1)	10.50	11/30/30	270,000	293,770
VT Topco, Inc.(1)	8.50	08/15/30	130,000	137,871
WASH Multifamily Acquisition, Inc.(1)	5.75	04/15/26	230,000	230,072
Williams Scotsman, Inc.(1)	4.63	08/15/28	140,000	137,684
Williams Scotsman, Inc.(1)	6.63	06/15/29	125,000	128,188
Williams Scotsman, Inc.(1)	7.38	10/01/31	140,000	146,477
WW International, Inc.(1)	4.50	04/15/29	105,000	21,632
ZipRecruiter, Inc.(1)	5.00	01/15/30	145,000	132,339
				12,260,908
COMPUTERS – 0.9%
Amentum Holdings, Inc.(1)	7.25	08/01/32	265,000	268,880
ASGN, Inc.(1)	4.63	05/15/28	144,000	138,587
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	144,000	138,460
Crane NXT Co.	4.20	03/15/48	95,000	60,922
KBR, Inc.(1)	4.75	09/30/28	70,000	66,633
Science Applications International Corp.(1)	4.88	04/01/28	105,000	101,805
				775,287

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DISTRIBUTION/WHOLESALE – 2.1%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	$110,000	$101,792
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	188,000	181,513
BCPE Empire Holdings, Inc.(1)	7.63	05/01/27	180,000	180,917
Gates Corp./DE(1)	6.88	07/01/29	140,000	143,360
H&E Equipment Services, Inc.(1)	3.88	12/15/28	335,000	334,669
Resideo Funding, Inc.(1)	4.00	09/01/29	75,000	69,118
Resideo Funding, Inc.(1)	6.50	07/15/32	160,000	161,650
Ritchie Bros Holdings, Inc.(1)	6.75	03/15/28	155,000	159,041
Ritchie Bros Holdings, Inc.(1)	7.75	03/15/31	210,000	221,387
Windsor Holdings III LLC(1)	8.50	06/15/30	210,000	222,387
				1,775,834
ELECTRIC – 0.4%
Pike Corp.(1)	5.50	09/01/28	185,000	181,254
Pike Corp.(1)	8.63	01/31/31	105,000	112,097
				293,351
ELECTRICAL COMPONENTS & EQUIPMENT – 1.2%
EnerSys(1)	4.38	12/15/27	85,000	82,172
EnerSys(1)	6.63	01/15/32	75,000	76,043
WESCO Distribution, Inc.(1)	6.38	03/15/29	230,000	234,595
WESCO Distribution, Inc.(1)	6.63	03/15/32	225,000	230,326
WESCO Distribution, Inc.(1)	7.25	06/15/28	350,000	356,863
				979,999
ELECTRONICS – 0.7%
Atkore, Inc.(1)	4.25	06/01/31	108,000	96,958
Imola Merger Corp.(1)	4.75	05/15/29	525,000	501,135
				598,093
ENGINEERING & CONSTRUCTION – 2.7%
AECOM	5.13	03/15/27	252,000	250,769
Arcosa, Inc.(1)	4.38	04/15/29	115,000	108,734
Arcosa, Inc.(1)	6.88	08/15/32	155,000	158,989
Artera Services LLC(1)	8.50	02/15/31	160,000	158,206
Brand Industrial Services, Inc.(1)	10.38	08/01/30	355,000	366,247
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	6.00	02/01/26	100,000	100,000
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	7.50	02/01/32	110,000	111,462
Dycom Industries, Inc.(1)	4.50	04/15/29	120,000	113,122
Fluor Corp.	4.25	09/15/28	150,000	144,123
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	100,000	97,411
Global Infrastructure Solutions, Inc.(1)	7.50	04/15/32	79,000	78,522
Great Lakes Dredge & Dock Corp.(1)	5.25	06/01/29	85,000	79,037
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	92,000	93,331
TopBuild Corp.(1)	3.63	03/15/29	95,000	87,912
TopBuild Corp.(1)	4.13	02/15/32	140,000	125,337
Tutor Perini Corp.(1)	11.88	04/30/29	105,000	117,343
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	115,000	110,630
				2,301,175

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENVIRONMENTAL CONTROL – 3.1%
Clean Harbors, Inc.(1)	4.88	07/15/27	$145,000	$143,323
Clean Harbors, Inc.(1)	5.13	07/15/29	90,000	87,382
Clean Harbors, Inc.(1)	6.38	02/01/31	120,000	121,829
Enviri Corp.(1)	5.75	07/31/27	115,000	111,712
GFL Environmental, Inc.(1)	3.50	09/01/28	180,000	169,867
GFL Environmental, Inc.(1)	4.00	08/01/28	210,000	200,151
GFL Environmental, Inc.(1)	4.38	08/15/29	157,000	148,518
GFL Environmental, Inc.(1)	4.75	06/15/29	198,000	190,916
GFL Environmental, Inc.(1)	5.13	12/15/26	135,000	134,531
GFL Environmental, Inc.(1)	6.75	01/15/31	255,000	264,857
Madison IAQ LLC(1)	4.13	06/30/28	170,000	162,620
Madison IAQ LLC(1)	5.88	06/30/29	281,000	271,182
Reworld Holding Corp.(1)	4.88	12/01/29	185,000	172,479
Reworld Holding Corp.	5.00	09/01/30	118,000	109,853
Waste Pro USA, Inc.(1)	7.00	02/01/33	225,000	228,067
Wrangler Holdco Corp.(1)	6.63	04/01/32	115,000	117,678
				2,634,965
FOOD SERVICE – 0.7%
Aramark Services, Inc.(1)	5.00	02/01/28	311,000	305,126
TKC Holdings, Inc.(1)	6.88	05/15/28	115,000	114,726
TKC Holdings, Inc.(1)	10.50	05/15/29	172,000	175,633
				595,485
FOREST PRODUCTS & PAPER – 0.7%
Ahlstrom Holding 3 Oy(1)	4.88	02/04/28	80,000	76,255
Domtar Corp.(1)	6.75	10/01/28	170,000	157,081
Mercer International, Inc.	5.13	02/01/29	275,000	244,173
Mercer International, Inc.(1)	12.88	10/01/28	65,000	70,266
				547,775
HAND/MACHINE TOOLS – 0.1%
Werner FinCo LP/Werner FinCo, Inc.(1)	11.50	06/15/28	100,000	110,219

HOLDING COMPANIES-DIVERS – 0.6%
Clue Opco LLC(1)	9.50	10/15/31	190,000	200,739
Stena International SA(1)	7.25	01/15/31	200,000	204,593
Stena International SA(1)	7.63	02/15/31	85,000	88,083
				493,415
HOME BUILDERS – 4.5%
Adams Homes, Inc.(1)	9.25	10/15/28	115,000	120,267
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	116,000	107,839
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	95,000	87,565
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	6.63	01/15/28	50,000	50,215
Beazer Homes USA, Inc.	5.88	10/15/27	105,000	104,392
Beazer Homes USA, Inc.	7.25	10/15/29	84,000	85,108
Beazer Homes USA, Inc.(1)	7.50	03/15/31	70,000	70,670
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	145,000	132,785
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	90,000	83,888
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	145,000	144,592

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 4.5% (Continued)
Century Communities, Inc.(1)	3.88	08/15/29	$120,000	$109,394
Century Communities, Inc.	6.75	06/01/27	135,000	136,050
Dream Finders Homes, Inc.(1)	8.25	08/15/28	80,000	82,906
Empire Communities Corp.(1)	9.75	05/01/29	125,000	130,475
Installed Building Products, Inc.(1)	5.75	02/01/28	87,000	85,865
K Hovnanian Enterprises, Inc.(1)	11.75	09/30/29	115,000	125,159
KB Home	4.00	06/15/31	108,000	96,810
KB Home	4.80	11/15/29	70,000	67,186
KB Home	6.88	06/15/27	84,000	86,539
KB Home	7.25	07/15/30	97,000	100,348
Landsea Homes Corp.(1)	8.88	04/01/29	80,000	80,226
LGI Homes, Inc.(1)	4.00	07/15/29	92,000	83,633
LGI Homes, Inc.(1)	7.00	11/15/32	100,000	99,585
LGI Homes, Inc.(1)	8.75	12/15/28	95,000	100,729
M/I Homes, Inc.	3.95	02/15/30	90,000	82,620
M/I Homes, Inc.	4.95	02/01/28	95,000	93,561
Mattamy Group Corp.(1)	4.63	03/01/30	147,000	137,350
Mattamy Group Corp.(1)	5.25	12/15/27	135,000	132,368
New Home Co., Inc.(1)	9.25	10/01/29	105,000	107,701
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	146,000	141,404
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	60,000	57,107
STL Holding Co. LLC(1)	8.75	02/15/29	75,000	80,372
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	138,000	133,503
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	108,000	108,577
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	135,000	136,266
Tri Pointe Homes, Inc.	5.25	06/01/27	80,000	79,747
Tri Pointe Homes, Inc.	5.70	06/15/28	100,000	99,907
				3,762,709
IRON/STEEL – 4.5%
Algoma Steel, Inc.(1)	9.13	04/15/29	75,000	75,367
ATI, Inc.	4.88	10/01/29	92,000	88,076
ATI, Inc.	5.13	10/01/31	90,000	85,256
ATI, Inc.	5.88	12/01/27	100,000	99,698
ATI, Inc.	7.25	08/15/30	100,000	103,703
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(1)	8.75	07/15/26	150,000	142,709
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	190,000	191,641
Carpenter Technology Corp.	6.38	07/15/28	110,000	110,610
Carpenter Technology Corp.	7.63	03/15/30	75,000	77,510
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	140,000	130,961
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	85,000	77,074
Cleveland-Cliffs, Inc.	5.88	06/01/27	135,000	135,268
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	205,000	204,306
Cleveland-Cliffs, Inc.(1)	6.88	11/01/29	200,000	200,827
Cleveland-Cliffs, Inc.(1)	7.00	03/15/32	375,000	374,550
Cleveland-Cliffs, Inc.(1)	7.38	05/01/33	225,000	223,936
Commercial Metals Co.	3.88	02/15/31	85,000	76,321
Commercial Metals Co.	4.13	01/15/30	89,000	82,780
Commercial Metals Co.	4.38	03/15/32	70,000	63,803

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
IRON/STEEL – 4.5% (Continued)
Infrabuild Australia Pty Ltd.(1)	14.50	11/15/28	$150,000	$151,328
Mineral Resources Ltd.(1)	8.00	11/01/27	175,000	179,479
Mineral Resources Ltd.(1)	8.13	05/01/27	185,000	186,214
Mineral Resources Ltd.(1)	8.50	05/01/30	152,000	157,417
Mineral Resources Ltd.(1)	9.25	10/01/28	295,000	312,374
TMS International Corp./DE(1)	6.25	04/15/29	87,000	82,445
United States Steel Corp.	6.65	06/01/37	75,000	74,990
United States Steel Corp.	6.88	03/01/29	131,000	132,821
				3,821,464
MACHINERY-CONSTRUCTION & MINING – 0.8%
BWX Technologies, Inc.(1)	4.13	06/30/28	125,000	118,615
BWX Technologies, Inc.(1)	4.13	04/15/29	95,000	89,505
Manitowoc Co., Inc.(1)	9.25	10/01/31	80,000	83,262
Terex Corp.(1)	5.00	05/15/29	160,000	154,071
Terex Corp.(1)	6.25	10/15/32	200,000	197,960
				643,413
MACHINERY-DIVERSIFIED – 2.7%
ATS Corp.(1)	4.13	12/15/28	100,000	93,531
Chart Industries, Inc.(1)	7.50	01/01/30	383,000	400,611
Chart Industries, Inc.(1)	9.50	01/01/31	140,000	151,076
Esab Corp.(1)	6.25	04/15/29	185,000	187,722
GrafTech Finance, Inc.(1)	4.63	12/23/29	130,000	91,478
GrafTech Global Enterprises, Inc.(1)	9.88	12/23/29	115,000	99,188
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC(1)	9.00	02/15/29	260,000	272,931
Maxim Crane Works Holdings Capital LLC(1)	11.50	09/01/28	140,000	147,645
Mueller Water Products, Inc.(1)	4.00	06/15/29	128,000	119,624
OT Merger Corp.(1)	7.88	10/15/29	62,000	26,731
SPX FLOW, Inc.(1)	8.75	04/01/30	133,000	138,335
TK Elevator Holdco GmbH(1)	7.63	07/15/28	105,000	105,943
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	410,000	405,691
				2,240,506
METAL FABRICATE/HARDWARE – 0.8%
Advanced Drainage Systems, Inc.(1)	5.00	09/30/27	85,000	83,922
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	135,000	136,363
Park-Ohio Industries, Inc.	6.63	04/15/27	90,000	89,112
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	120,000	113,025
Vallourec SACA(1)	7.50	04/15/32	215,000	224,335
				646,757
MINING – 5.7%
Alcoa Nederland Holding BV(1)	4.13	03/31/29	120,000	112,898
Alcoa Nederland Holding BV(1)	5.50	12/15/27	210,000	209,186
Alcoa Nederland Holding BV(1)	6.13	05/15/28	145,000	146,172
Alcoa Nederland Holding BV(1)	7.13	03/15/31	185,000	192,059
Arsenal AIC Parent LLC(1)	8.00	10/01/30	185,000	192,570
Arsenal AIC Parent LLC(1)	11.50	10/01/31	135,000	150,891
Century Aluminum Co.(1)	7.50	04/01/28	70,000	71,014
Coeur Mining, Inc.(1)	5.13	02/15/29	83,000	80,783

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINING – 5.7% (Continued)
Compass Minerals International, Inc.(1)	6.75	12/01/27	$134,000	$133,045
Constellium SE(1)	3.75	04/15/29	140,000	127,752
Constellium SE(1)	5.63	06/15/28	75,000	73,633
Constellium SE(1)	6.38	08/15/32	95,000	93,726
Eldorado Gold Corp.(1)	6.25	09/01/29	138,000	136,334
FMG Resources August 2006 Pty Ltd.(1)	4.38	04/01/31	400,000	365,330
FMG Resources August 2006 Pty Ltd.(1)	4.50	09/15/27	165,000	160,966
FMG Resources August 2006 Pty Ltd.(1)	5.88	04/15/30	180,000	178,098
FMG Resources August 2006 Pty Ltd.(1)	6.13	04/15/32	200,000	198,838
Hecla Mining Co.	7.25	02/15/28	133,000	134,952
Hudbay Minerals, Inc.(1)	4.50	04/01/26	147,000	145,499
Hudbay Minerals, Inc.(1)	6.13	04/01/29	150,000	150,438
IAMGOLD Corp.(1)	5.75	10/15/28	123,000	120,591
JW Aluminum Continuous Cast Co.(1)	10.25	06/01/26	77,000	77,133
Kaiser Aluminum Corp.(1)	4.50	06/01/31	151,000	135,755
Kaiser Aluminum Corp.(1)	4.63	03/01/28	120,000	115,733
New Gold, Inc.(1)	7.50	07/15/27	113,000	113,764
Novelis Corp.(1)	3.25	11/15/26	210,000	203,118
Novelis Corp.(1)	3.88	08/15/31	227,000	199,048
Novelis Corp.(1)	4.75	01/30/30	393,000	369,517
Novelis, Inc.(1)	6.88	01/30/30	185,000	189,534
Perenti Finance Pty Ltd.(1)	7.50	04/26/29	100,000	104,342
Taseko Mines Ltd.(1)	8.25	05/01/30	135,000	138,365
				4,821,084
MISCELLANEOUS MANUFACTURER – 1.6%
Amsted Industries, Inc.(1)	4.63	05/15/30	105,000	98,715
Amsted Industries, Inc.(1)	5.63	07/01/27	97,000	96,420
Calderys Financing LLC(1)	11.25	06/01/28	145,000	155,345
Enpro, Inc.	5.75	10/15/26	95,000	94,813
FXI Holdings, Inc.(1)	12.25	11/15/26	213,000	204,646
FXI Holdings, Inc.(1)	12.25	11/15/26	107,000	102,789
Hillenbrand, Inc.	3.75	03/01/31	95,000	84,079
Hillenbrand, Inc.	5.00	09/15/26	80,000	79,452
Hillenbrand, Inc.	6.25	02/15/29	144,000	145,455
LSB Industries, Inc.(1)	6.25	10/15/28	130,000	128,167
Trinity Industries, Inc.(1)	7.75	07/15/28	160,000	166,518
				1,356,399
OFFICE FURNISHINGS – 0.2%
Interface, Inc.(1)	5.50	12/01/28	77,000	75,764
Steelcase, Inc.	5.13	01/18/29	118,000	113,882
				189,646
OFFICE/BUSINESS EQUIPMENT – 0.2%
Pitney Bowes, Inc.(1)	6.88	03/15/27	105,000	105,545
Pitney Bowes, Inc.(1)	7.25	03/15/29	85,000	85,516
				191,061

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 9.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	$160,000	$144,836
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	275,000	240,315
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	160,000	159,284
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	325,000	286,863
Ball Corp.	2.88	08/15/30	340,000	294,742
Ball Corp.	3.13	09/15/31	225,000	193,565
Ball Corp.	4.88	03/15/26	70,000	70,011
Ball Corp.	6.00	06/15/29	265,000	268,023
Ball Corp.	6.88	03/15/28	200,000	205,421
Berry Global, Inc.(1)	4.50	02/15/26	80,000	79,403
Berry Global, Inc.(1)	5.63	07/15/27	125,000	125,281
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	120,000	117,580
Clearwater Paper Corp.(1)	4.75	08/15/28	80,000	75,833
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	145,000	146,540
Clydesdale Acquisition Holdings, Inc.(1)	6.88	01/15/30	120,000	122,058
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	286,000	292,023
Crown Americas LLC	5.25	04/01/30	129,000	126,354
Crown Americas LLC/Crown Americas Capital Corp. V	4.25	09/30/26	110,000	108,375
Crown Americas LLC/Crown Americas Capital Corp. VI	4.75	02/01/26	240,000	239,542
Crown Cork & Seal Co., Inc.	7.38	12/15/26	85,000	87,942
Graham Packaging Co., Inc.(1)	7.13	08/15/28	134,000	133,436
Graphic Packaging International LLC(1)	3.50	03/15/28	115,000	108,576
Graphic Packaging International LLC(1)	3.50	03/01/29	85,000	78,539
Graphic Packaging International LLC(1)	3.75	02/01/30	100,000	91,662
Graphic Packaging International LLC(1)	4.75	07/15/27	87,000	85,435
Graphic Packaging International LLC(1)	6.38	07/15/32	135,000	136,365
Intelligent Packaging Ltd. FinCo., Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(1)	6.00	09/15/28	215,000	214,080
Iris Holding, Inc.(1)	10.00	12/15/28	105,000	97,321
Mauser Packaging Solutions Holding Co.(1)	7.88	04/15/27	705,000	719,248
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/27	350,000	356,906
OI European Group BV(1)	4.75	02/15/30	105,000	95,519
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	155,000	155,634
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	185,000	180,560
Owens-Brockway Glass Container, Inc.(1)	7.38	06/01/32	75,000	72,130
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.(1)	4.38	10/15/28	140,000	140,532
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(1)	4.00	10/15/27	245,000	245,576
Sealed Air Corp.(1)	4.00	12/01/27	100,000	96,351
Sealed Air Corp.(1)	5.00	04/15/29	130,000	126,178
Sealed Air Corp.(1)	6.50	07/15/32	100,000	101,659
Sealed Air Corp.(1)	6.88	07/15/33	120,000	126,151
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	217,000	219,145
Sealed Air Corp./Sealed Air Corp. US(1)	7.25	02/15/31	100,000	104,068
Silgan Holdings, Inc.	4.13	02/01/28	150,000	144,357
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	165,000	182,485
TriMas Corp.(1)	4.13	04/15/29	108,000	100,186
Trivium Packaging Finance BV(1)	5.50	08/15/26	276,000	274,811
Trivium Packaging Finance BV(1)	8.50	08/15/27	185,000	185,251
				7,956,152

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE – 0.2%
CoreLogic, Inc.(1)	4.50	05/01/28	$200,000	$187,495

RETAIL – 2.5%
Beacon Roofing Supply, Inc.(1)	4.13	05/15/29	92,000	90,053
Beacon Roofing Supply, Inc.(1)	4.50	11/15/26	70,000	69,363
Beacon Roofing Supply, Inc.(1)	6.50	08/01/30	165,000	170,305
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	82,000	79,448
Foundation Building Materials, Inc.(1)	6.00	03/01/29	108,000	96,609
GYP Holdings III Corp.(1)	4.63	05/01/29	100,000	95,251
LBM Acquisition LLC(1)	6.25	01/15/29	190,000	175,828
Park River Holdings, Inc.(1)	5.63	02/01/29	80,000	68,752
Park River Holdings, Inc.(1)	6.75	08/01/29	80,000	71,079
Patrick Industries, Inc.(1)	4.75	05/01/29	95,000	90,618
Patrick Industries, Inc.(1)	6.38	11/01/32	130,000	128,292
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	7.75	10/15/29	135,000	138,261
Staples, Inc.(1)	10.75	09/01/29	655,000	642,747
White Capital Buyer LLC(1)	6.88	10/15/28	175,000	175,278
				2,091,884
SOFTWARE – 0.9%
Camelot Finance SA(1)	4.50	11/01/26	185,000	181,775
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	225,000	212,203
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	260,000	244,005
Dun & Bradstreet Corp.(1)	5.00	12/15/29	128,000	124,535
				762,518
TRANSPORTATION – 2.0%
Brightline East LLC(1)	11.00	01/31/30	290,000	281,304
Carriage Purchaser, Inc.(1)	7.88	10/15/29	87,000	80,799
Danaos Corp.(1)	8.50	03/01/28	70,000	71,308
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	165,000	153,774
Genesee & Wyoming, Inc.(1)	6.25	04/15/32	185,000	185,729
Rand Parent LLC(1)	8.50	02/15/30	225,000	233,537
RXO, Inc.(1)	7.50	11/15/27	95,000	97,528
Watco Cos LLC/Watco Finance Corp.(1)	7.13	08/01/32	185,000	191,937
XPO CNW, Inc.	6.70	05/01/34	80,000	82,644
XPO, Inc.(1)	7.13	06/01/31	110,000	113,781
XPO, Inc.(1)	7.13	02/01/32	155,000	160,114
				1,652,455
TOTAL CORPORATE BONDS (Cost – $81,714,869)				82,383,725

SHORT-TERM INVESTMENTS – 0.9%
TIME DEPOSITS – 0.9%
Citibank, New York	3.68	02/03/25	737,550	737,550
TOTAL SHORT-TERM INVESTMENTS (Cost – $737,550)				737,550

TOTAL INVESTMENTS – 98.9% (Cost – $82,452,419)				$83,121,275
OTHER ASSETS LESS LIABILITIES – 1.1%				945,070
NET ASSETS – 100.0%				$84,066,345

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2025, amounts to $71,463,971 and represents 85.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx USD High Yield Bond Industrial Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$82,383,725	$–	$82,383,725
Time Deposits	–	737,550	–	737,550
Total Investments	$–	$83,121,275	$–	$83,121,275

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments

January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.0%
MEDIA – 0.0%
Beasley Broadcast Group, Inc. Class A*	24	$187
TOTAL COMMON STOCKS (Cost – $297)		187

	Rate (%)	Maturity	Face Amount
CORPORATE BONDS – 97.5%
ADVERTISING – 3.5%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$320,000	303,402
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	619,000	603,415
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	520,000	463,612
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	504,000	467,756
Clear Channel Outdoor Holdings, Inc.(1)	7.88	04/01/30	455,000	471,371
Clear Channel Outdoor Holdings, Inc.(1)	9.00	09/15/28	345,000	363,135
CMG Media Corp.(1)	8.88	06/18/29	287,000	231,962
Lamar Media Corp.	3.63	01/15/31	262,000	234,195
Lamar Media Corp.	3.75	02/15/28	295,000	281,232
Lamar Media Corp.	4.00	02/15/30	280,000	258,569
Lamar Media Corp.	4.88	01/15/29	190,000	184,692
Stagwell Global LLC(1)	5.63	08/15/29	552,000	533,134
				4,396,475
COMMERCIAL SERVICES – 1.3%
Cimpress PLC(1)	7.38	09/15/32	260,000	258,530
Deluxe Corp.(1)	8.00	06/01/29	235,000	230,476
Deluxe Corp.(1)	8.13	09/15/29	225,000	231,695
RR Donnelley & Sons Co.(1)	9.50	08/01/29	495,000	510,153
RR Donnelley & Sons Co.(1)	10.88	08/01/29	263,000	270,397
VM Consolidated, Inc.(1)	5.50	04/15/29	165,000	160,319
				1,661,570
COMPUTERS – 5.4%
Ahead DB Holdings LLC(1)	6.63	05/01/28	177,000	175,312
Crowdstrike Holdings, Inc.	3.00	02/15/29	365,000	335,533
Fortress Intermediate 3, Inc.(1)	7.50	06/01/31	375,000	387,115
Insight Enterprises, Inc.(1)	6.63	05/15/32	240,000	244,216
McAfee Corp.(1)	7.38	02/15/30	998,000	984,176
NCR Atleos Corp.(1)	9.50	04/01/29	669,000	729,350
NCR Voyix Corp.(1)	5.00	10/01/28	290,000	279,767
NCR Voyix Corp.(1)	5.13	04/15/29	237,000	226,246
Seagate HDD Cayman	4.09	06/01/29	275,000	259,289
Seagate HDD Cayman	4.13	01/15/31	117,000	107,058
Seagate HDD Cayman	4.88	06/01/27	230,000	226,739
Seagate HDD Cayman	5.75	12/01/34	270,000	263,073
Seagate HDD Cayman	8.25	12/15/29	254,000	272,643
Seagate HDD Cayman	8.50	07/15/31	255,000	273,214
Seagate HDD Cayman	9.63	12/01/32	342,800	389,971
Unisys Corp.(1)	6.88	11/01/27	255,000	252,527
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct(1)	13.00	12/15/30	52,012	61,569
Virtusa Corp.(1)	7.13	12/15/28	177,000	173,944
Western Digital Corp.	4.75	02/15/26	1,138,000	1,132,063
				6,773,805

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRONICS – 1.8%
Coherent Corp.(1)	5.00	12/15/29	$497,000	$478,674
Sensata Technologies BV(1)	4.00	04/15/29	498,000	461,341
Sensata Technologies BV(1)	5.88	09/01/30	235,000	231,425
Sensata Technologies, Inc.(1)	3.75	02/15/31	335,000	295,876
Sensata Technologies, Inc.(1)	4.38	02/15/30	250,000	231,695
Sensata Technologies, Inc.(1)	6.63	07/15/32	265,000	266,934
TTM Technologies, Inc.(1)	4.00	03/01/29	260,000	244,103
				2,210,048
ENGINEERING & CONSTRUCTION – 0.4%
HTA Group Ltd./Mauritius(1)	7.50	06/04/29	435,000	441,342

ENTERTAINMENT – 0.5%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	300,000	109,710
Banijay Entertainment SAS(1)	8.13	05/01/29	190,000	197,748
Lions Gate Capital Holdings 1, Inc.(1)	5.50	04/15/29	165,000	147,762
Lions Gate Capital Holdings LLC(1)	5.50	04/15/29	182,000	148,250
				603,470
INTERNET – 4.9%
ANGI Group LLC(1)	3.88	08/15/28	240,000	216,337
Arches Buyer, Inc.(1)	4.25	06/01/28	475,000	444,238
Arches Buyer, Inc.(1)	6.13	12/01/28	250,000	226,688
Cablevision Lightpath LLC(1)	3.88	09/15/27	240,000	226,607
Cablevision Lightpath LLC(1)	5.63	09/15/28	180,000	169,359
Cars.com, Inc.(1)	6.38	11/01/28	185,000	185,252
Cogent Communications Group LLC(1)	3.50	05/01/26	326,000	318,676
Cogent Communications Group LLC(1)	7.00	06/15/27	185,000	187,265
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.(1)	7.00	06/15/27	135,000	136,796
Gen Digital, Inc.(1)	6.75	09/30/27	445,000	452,791
Gen Digital, Inc.(1)	7.13	09/30/30	295,000	303,781
Getty Images, Inc.(1)	9.75	03/01/27	135,000	136,438
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	410,000	379,381
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	290,000	287,613
ION Trading Technologies Sarl(1)	5.75	05/15/28	225,000	212,356
ION Trading Technologies Sarl(1)	9.50	05/30/29	365,000	381,558
Match Group Holdings II LLC(1)	3.63	10/01/31	237,000	203,553
Match Group Holdings II LLC(1)	4.13	08/01/30	255,000	230,534
Match Group Holdings II LLC(1)	4.63	06/01/28	237,000	228,285
Match Group Holdings II LLC(1)	5.00	12/15/27	220,000	215,760
Match Group Holdings II LLC(1)	5.63	02/15/29	180,000	178,248
Millennium Escrow Corp.(1)	6.63	08/01/26	400,000	311,319
Newfold Digital Holdings Group, Inc.(1)	6.00	02/15/29	245,000	133,359
Newfold Digital Holdings Group, Inc.(1)	11.75	10/15/28	245,000	192,938
Ziff Davis, Inc.(1)	4.63	10/15/30	225,000	205,921
				6,165,053
MACHINERY-CONSTRUCTION & MINING – 0.3%
Vertiv Group Corp.(1)	4.13	11/15/28	420,000	399,249

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 36.2%
AMC Networks, Inc.	4.25	02/15/29	$452,000	$358,536
AMC Networks, Inc.(1)	10.25	01/15/29	459,000	490,419
Block Communications, Inc.(1)	4.88	03/01/28	155,000	145,272
Cable One, Inc.(1)	4.00	11/15/30	315,000	257,799
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	1,435,000	1,274,009
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	1,033,000	844,720
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	1,447,000	1,317,444
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	1,419,000	1,231,807
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	832,000	706,702
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	1,460,000	1,353,256
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	590,000	525,550
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	1,327,000	1,292,772
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	1,552,000	1,524,305
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	756,000	731,165
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	373,000	371,911
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	745,000	745,929
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	535,000	548,069
CSC Holdings LLC(1)	3.38	02/15/31	553,000	402,513
CSC Holdings LLC(1)	4.13	12/01/30	467,000	352,991
CSC Holdings LLC(1)	4.50	11/15/31	740,000	558,563
CSC Holdings LLC(1)	5.38	02/01/28	474,000	417,216
CSC Holdings LLC(1)	5.50	04/15/27	638,000	591,230
CSC Holdings LLC(1)	6.50	02/01/29	880,000	750,886
CSC Holdings LLC(1)	11.25	05/15/28	528,000	523,995
CSC Holdings LLC(1)	11.75	01/31/29	975,000	970,819
Cumulus Media New Holdings, Inc.(1)	8.00	07/01/29	140,000	50,400
Directv Financing LLC(1)	8.88	02/01/30	370,000	366,299
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	1,840,000	1,823,287
DISH DBS Corp.(1)	5.25	12/01/26	1,335,000	1,236,240
DISH DBS Corp.(1)	5.75	12/01/28	1,245,000	1,080,945
DISH Network Corp.(1)	11.75	11/15/27	1,735,000	1,833,357
GCI LLC(1)	4.75	10/15/28	300,000	283,364
Gray Media, Inc.(1)	4.75	10/15/30	362,000	220,203
Gray Media, Inc.(1)	5.38	11/15/31	597,000	356,610
Gray Media, Inc.(1)	7.00	05/15/27	280,000	274,483
Gray Media, Inc.(1)	10.50	07/15/29	625,000	654,799
iHeartCommunications, Inc.(1)	7.00	01/15/31	182,400	140,070
iHeartCommunications, Inc.(1)	7.75	08/15/30	288,360	236,733
iHeartCommunications, Inc.(1)	9.13	05/01/29	348,000	306,240
iHeartCommunications, Inc.(1)	10.88	05/01/30	338,400	233,821
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	390,000	317,237
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	585,000	535,899
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	420,000	413,754
McGraw-Hill Education, Inc.(1)	7.38	09/01/31	320,000	333,235
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	320,000	325,936
Midcontinent Communications(1)	8.00	08/15/32	325,000	333,950
Nexstar Media, Inc.(1)	4.75	11/01/28	500,000	471,896
Nexstar Media, Inc.(1)	5.63	07/15/27	853,000	841,843

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 36.2% (Continued)
Paramount Global	6.25	02/28/57	$329,000	$314,770
Paramount Global	6.38	03/30/62	492,000	480,032
Radiate Holdco LLC/Radiate Finance, Inc.(1)	4.50	09/15/26	457,000	405,281
Scripps Escrow II, Inc.(1)	3.88	01/15/29	275,000	200,860
Scripps Escrow II, Inc.(1)	5.38	01/15/31	175,000	93,505
Scripps Escrow, Inc.(1)	5.88	07/15/27	204,000	171,503
Sinclair Television Group, Inc.(1)	4.13	12/01/30	362,000	254,504
Sinclair Television Group, Inc.(1)	5.13	02/15/27	120,000	114,036
Sinclair Television Group, Inc.(1)	5.50	03/01/30	235,000	164,206
Sirius XM Radio LLC(1)	3.13	09/01/26	493,000	477,081
Sirius XM Radio LLC(1)	3.88	09/01/31	745,000	642,142
Sirius XM Radio LLC(1)	4.00	07/15/28	985,000	921,887
Sirius XM Radio LLC(1)	4.13	07/01/30	745,000	666,383
Sirius XM Radio LLC(1)	5.00	08/01/27	755,000	741,966
Sirius XM Radio LLC(1)	5.50	07/01/29	612,000	596,333
Sunrise FinCo I BV(1)	4.88	07/15/31	601,000	558,263
TEGNA, Inc.	4.63	03/15/28	500,000	480,770
TEGNA, Inc.(1)	4.75	03/15/26	257,000	255,727
TEGNA, Inc.	5.00	09/15/29	545,000	512,481
Townsquare Media, Inc.(1)	6.88	02/01/26	235,000	235,158
Univision Communications, Inc.(1)	4.50	05/01/29	512,000	466,902
Univision Communications, Inc.(1)	6.63	06/01/27	735,000	735,716
Univision Communications, Inc.(1)	7.38	06/30/30	500,000	493,982
Univision Communications, Inc.(1)	8.00	08/15/28	705,000	721,456
Univision Communications, Inc.(1)	8.50	07/31/31	590,000	593,129
Urban One, Inc.(1)	7.38	02/01/28	300,000	167,214
Virgin Media Finance PLC(1)	5.00	07/15/30	455,000	396,840
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	442,000	392,397
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	680,000	651,677
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	280,000	267,562
VZ Secured Financing BV(1)	5.00	01/15/32	787,000	704,082
Ziggo Bond Co. BV(1)	5.13	02/28/30	225,000	204,866
Ziggo BV(1)	4.88	01/15/30	485,000	454,693
				45,495,883
OFFICE/BUSINESS EQUIPMENT – 0.8%
Xerox Corp.	4.80	03/01/35	107,000	65,429
Xerox Corp.	6.75	12/15/39	185,000	125,171
Xerox Holdings Corp.(1)	5.50	08/15/28	380,000	324,384
Xerox Holdings Corp.(1)	8.88	11/30/29	245,000	215,198
Zebra Technologies Corp.(1)	6.50	06/01/32	250,000	255,855
				986,037
PACKAGING & CONTAINERS – 1.1%
LABL, Inc.(1)	5.88	11/01/28	235,000	208,352
LABL, Inc.(1)	8.25	11/01/29	225,000	192,797
LABL, Inc.(1)	8.63	10/01/31	490,000	441,926
LABL, Inc.(1)	9.50	11/01/28	140,000	137,736
LABL, Inc.(1)	10.50	07/15/27	355,000	349,580
				1,330,391

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 0.1%
Liberty Interactive LLC	8.25	02/01/30	$250,000	$123,193
Liberty Interactive LLC	8.50	07/15/29	130,000	66,194
				189,387
SEMICONDUCTORS – 2.0%
Amkor Technology, Inc.(1)	6.63	09/15/27	260,000	260,759
ams-OSRAM AG(1)	12.25	03/30/29	185,000	183,839
Entegris, Inc.(1)	3.63	05/01/29	249,000	229,292
Entegris, Inc.(1)	4.38	04/15/28	115,000	110,906
Entegris, Inc.(1)	4.75	04/15/29	760,000	733,499
Entegris, Inc.(1)	5.95	06/15/30	527,000	525,764
ON Semiconductor Corp.(1)	3.88	09/01/28	340,000	320,979
Synaptics, Inc.(1)	4.00	06/15/29	200,000	184,078
				2,549,116
SOFTWARE – 11.6%
Capstone Borrower, Inc.(1)	8.00	06/15/30	230,000	242,063
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(1)	8.00	06/15/29	385,000	373,450
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	370,000	351,785
Cloud Software Group, Inc.(1)	6.50	03/31/29	1,983,000	1,951,001
Cloud Software Group, Inc.(1)	8.25	06/30/32	889,000	924,694
Cloud Software Group, Inc.(1)	9.00	09/30/29	1,905,000	1,952,476
Dye & Durham Ltd.(1)	8.63	04/15/29	290,000	303,376
Elastic NV(1)	4.13	07/15/29	290,000	271,479
Ellucian Holdings, Inc.(1)	6.50	12/01/29	360,000	363,070
Fair Isaac Corp.(1)	4.00	06/15/28	449,000	428,122
Fair Isaac Corp.(1)	5.25	05/15/26	195,000	195,461
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	4.63	05/01/28	220,000	203,228
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	8.75	05/01/29	310,000	319,618
Open Text Corp.(1)	3.88	02/15/28	460,000	437,215
Open Text Corp.(1)	3.88	12/01/29	407,000	373,546
Open Text Holdings, Inc.(1)	4.13	02/15/30	435,000	399,168
Open Text Holdings, Inc.(1)	4.13	12/01/31	340,000	305,044
PTC, Inc.(1)	4.00	02/15/28	240,000	230,938
Rackspace Finance LLC(1)	3.50	05/15/28	155,000	82,653
RingCentral, Inc.(1)	8.50	08/15/30	185,000	196,614
ROBLOX Corp.(1)	3.88	05/01/30	502,000	460,684
Rocket Software, Inc.(1)	6.50	02/15/29	285,000	270,420
Rocket Software, Inc.(1)	9.00	11/28/28	400,000	414,643
SS&C Technologies, Inc.(1)	5.50	09/30/27	990,000	988,093
SS&C Technologies, Inc.(1)	6.50	06/01/32	375,000	381,438
Twilio, Inc.	3.63	03/15/29	249,000	231,683
Twilio, Inc.	3.88	03/15/31	243,000	220,961
UKG, Inc.(1)	6.88	02/01/31	1,245,000	1,271,956
West Technology Group LLC(1)	8.50	04/10/27	190,000	159,362
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	335,000	308,994
				14,613,235

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 27.6%
Africell Holding Ltd.(1)	10.50	10/23/29	$140,000	$137,747
Altice Financing SA(1)	5.00	01/15/28	570,000	461,566
Altice Financing SA(1)	5.75	08/15/29	1,012,000	792,394
Altice Financing SA(1)	9.63	07/15/27	210,000	194,724
Altice France SA(1)	5.13	01/15/29	272,000	217,288
Altice France SA(1)	5.13	07/15/29	1,110,000	884,469
Altice France SA(1)	5.50	01/15/28	655,000	530,553
Altice France SA(1)	5.50	10/15/29	1,022,000	814,041
Altice France SA(1)	8.13	02/01/27	797,000	669,733
British Telecommunications PLC(1)	4.25	11/23/81	215,000	209,484
British Telecommunications PLC(1)	4.88	11/23/81	266,000	243,924
Ciena Corp.(1)	4.00	01/31/30	190,000	175,577
CommScope LLC(1)	4.75	09/01/29	615,000	548,229
CommScope LLC(1)	6.00	03/01/26	739,000	739,000
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	9.00	09/15/29	990,000	888,602
Consolidated Communications, Inc.(1)	5.00	10/01/28	215,000	203,898
Consolidated Communications, Inc.(1)	6.50	10/01/28	367,000	358,905
EchoStar Corp.	10.75	11/30/29	2,655,000	2,863,988
Frontier Communications Holdings LLC(1)	5.00	05/01/28	805,000	797,468
Frontier Communications Holdings LLC(1)	5.88	10/15/27	590,000	590,559
Frontier Communications Holdings LLC	5.88	11/01/29	375,000	374,036
Frontier Communications Holdings LLC(1)	6.00	01/15/30	485,000	486,373
Frontier Communications Holdings LLC(1)	6.75	05/01/29	495,000	498,722
Frontier Communications Holdings LLC(1)	8.63	03/15/31	340,000	363,516
Frontier Communications Holdings LLC(1)	8.75	05/15/30	592,000	626,030
Frontier Florida LLC	6.86	02/01/28	140,000	143,725
GoTo Group, Inc.(1)	5.50	05/01/28	177,837	155,607
GoTo Group, Inc.(1)	5.50	05/01/28	192,252	86,994
Hughes Satellite Systems Corp.	5.25	08/01/26	370,000	332,182
Hughes Satellite Systems Corp.	6.63	08/01/26	370,000	255,486
Iliad Holding SASU(1)	7.00	10/15/28	455,000	463,607
Iliad Holding SASU(1)	7.00	04/15/32	425,000	431,463
Iliad Holding SASU(1)	8.50	04/15/31	435,000	467,401
Intelsat Jackson Holdings SA(1)	6.50	03/15/30	1,485,000	1,345,315
Level 3 Financing, Inc.(1)	3.63	01/15/29	140,000	108,500
Level 3 Financing, Inc.(1)	3.75	07/15/29	247,000	188,955
Level 3 Financing, Inc.(1)	3.88	10/15/30	225,000	176,539
Level 3 Financing, Inc.(1)	4.00	04/15/31	215,000	168,775
Level 3 Financing, Inc.(1)	4.50	04/01/30	335,000	279,042
Level 3 Financing, Inc.(1)	4.88	06/15/29	290,000	251,193
Level 3 Financing, Inc.(1)	10.00	10/15/32	150,360	150,331
Level 3 Financing, Inc.(1)	10.50	04/15/29	335,000	376,921
Level 3 Financing, Inc.(1)	10.50	05/15/30	472,000	516,703
Level 3 Financing, Inc.(1)	10.75	12/15/30	335,000	378,721
Level 3 Financing, Inc.(1)	11.00	11/15/29	780,000	885,254
Lumen Technologies, Inc.(1)	4.13	04/15/29	150,000	135,253
Lumen Technologies, Inc.(1)	4.13	04/15/30	119,000	104,892
Lumen Technologies, Inc.(1)	4.50	01/15/29	147,000	122,974
Lumen Technologies, Inc.	7.60	09/15/39	192,000	156,000

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 27.6% (Continued)
Lumen Technologies, Inc.	7.65	03/15/42	$125,000	$101,320
Lumen Technologies, Inc.(1)	10.00	10/15/32	264,000	263,670
Millicom International Cellular SA(1)	4.50	04/27/31	405,000	359,166
Millicom International Cellular SA(1)	5.13	01/15/28	193,500	188,060
Millicom International Cellular SA(1)	6.25	03/25/29	338,400	336,064
Millicom International Cellular SA(1)	7.38	04/02/32	215,000	218,293
Optics Bidco SpA(1)	6.00	09/30/34	250,000	240,971
Optics Bidco SpA(1)	6.38	11/15/33	244,000	242,355
Optics Bidco SpA(1)	7.20	07/18/36	250,000	255,065
Optics Bidco SpA(1)	7.72	06/04/38	240,000	252,357
Rogers Communications, Inc.(1)	5.25	03/15/82	385,000	377,616
Sable International Finance Ltd.(1)	7.13	10/15/32	490,000	479,494
Sunrise Hold Co. IV BV(1)	5.50	01/15/28	205,000	202,733
Telecom Italia Capital SA	6.00	09/30/34	262,000	249,880
Telecom Italia Capital SA	6.38	11/15/33	250,000	246,448
Telecom Italia Capital SA	7.20	07/18/36	249,000	250,100
Telecom Italia Capital SA	7.72	06/04/38	240,000	248,177
Telesat Canada/Telesat LLC(1)	4.88	06/01/27	155,000	90,019
Telesat Canada/Telesat LLC(1)	5.63	12/06/26	255,000	151,643
United States Cellular Corp.	6.70	12/15/33	270,000	289,078
Viasat, Inc.(1)	5.63	04/15/27	305,000	296,462
Viasat, Inc.(1)	6.50	07/15/28	199,000	169,625
Viasat, Inc.(1)	7.50	05/30/31	349,000	251,804
Viavi Solutions, Inc.(1)	3.75	10/01/29	185,000	168,471
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	697,000	604,537
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	700,000	616,075
Vmed O2 UK Financing I PLC(1)	7.75	04/15/32	345,000	350,148
Vodafone Group PLC	3.25	06/04/81	293,000	284,276
Vodafone Group PLC	4.13	06/04/81	484,000	435,193
Vodafone Group PLC	5.13	06/04/81	465,000	359,918
Vodafone Group PLC	7.00	04/04/79	965,000	1,005,417
Windstream Services LLC/Windstream Escrow Finance Corp.(1)	8.25	10/01/31	1,100,000	1,139,354
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	740,000	699,052
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	532,000	471,915
Zegona Finance PLC(1)	8.63	07/15/29	455,000	486,861
				34,734,276
TOTAL CORPORATE BONDS (Cost – $120,728,686)				122,549,337

SHORT-TERM INVESTMENTS – 1.2%
TIME DEPOSITS – 1.2%
ANZ National Bank, London	3.68	02/03/25	1,469,923	1,469,923
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,469,923)				1,469,923

TOTAL INVESTMENTS – 98.7% (Cost – $122,198,906)				$124,019,447
OTHER ASSETS LESS LIABILITIES – 1.3%				1,611,615
NET ASSETS – 100.0%				$125,631,062

*	Non-Income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2025, amounts to $106,524,815 and represents 84.8% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$187	$–	$–	$187
Corporate Bonds	–	122,549,337	–	122,549,337
Time Deposits	–	1,469,923	–	1,469,923
Total Investments	$187	$124,019,260	$–	$124,019,447

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF
Portfolio of Investments

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.8%
BIOTECHNOLOGY – 0.4%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	$203,000	$171,336

COMMERCIAL SERVICES – 6.2%
AMN Healthcare, Inc.(1)	4.00	04/15/29	160,000	145,943
AMN Healthcare, Inc.(1)	4.63	10/01/27	235,000	227,853
Carriage Services, Inc.(1)	4.25	05/15/29	183,000	168,024
Raven Acquisition Holdings LLC(1)	6.88	11/15/31	600,000	600,113
Service Corp. International/US	3.38	08/15/30	420,000	372,984
Service Corp. International/US	4.00	05/15/31	368,000	332,715
Service Corp. International/US	4.63	12/15/27	254,000	249,750
Service Corp. International/US	5.13	06/01/29	346,000	339,018
Service Corp. International/US	5.75	10/15/32	345,000	339,432
StoneMor, Inc.(1)	8.50	05/15/29	183,000	167,658
				2,943,490
COSMETICS/PERSONAL CARE – 2.5%
Perrigo Finance Unlimited Co.	4.90	06/15/30	365,000	344,394
Perrigo Finance Unlimited Co.	4.90	12/15/44	148,000	114,844
Perrigo Finance Unlimited Co.	6.13	09/30/32	307,000	301,308
Prestige Brands, Inc.(1)	3.75	04/01/31	277,000	246,466
Prestige Brands, Inc.(1)	5.13	01/15/28	185,000	182,609
				1,189,621
HEALTHCARE-PRODUCTS – 15.7%
Avantor Funding, Inc.(1)	3.88	11/01/29	365,000	338,166
Avantor Funding, Inc.(1)	4.63	07/15/28	722,000	698,677
Bausch + Lomb Corp.(1)	8.38	10/01/28	650,000	681,336
Embecta Corp.(1)	5.00	02/15/30	234,000	217,767
Hologic, Inc.(1)	3.25	02/15/29	440,000	404,932
Hologic, Inc.(1)	4.63	02/01/28	183,000	179,146
Medline Borrower LP(1)	3.88	04/01/29	2,080,000	1,942,523
Medline Borrower LP(1)	5.25	10/01/29	1,145,000	1,110,194
Medline Borrower LP/Medline Co.-Issuer, Inc.(1)	6.25	04/01/29	700,000	712,160
Neogen Food Safety Corp.(1)	8.63	07/20/30	165,000	176,487
Sotera Health Holdings LLC(1)	7.38	06/01/31	350,000	356,813
Teleflex, Inc.(1)	4.25	06/01/28	248,000	238,785
Teleflex, Inc.	4.63	11/15/27	215,000	211,226
Varex Imaging Corp.(1)	7.88	10/15/27	170,000	176,029
				7,444,241
HEALTHCARE-SERVICES – 50.2%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	228,000	216,990
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	198,000	193,784
AHP Health Partners, Inc.(1)	5.75	07/15/29	140,000	133,707
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	235,000	217,218
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	233,000	209,609
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	228,000	218,289
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	488,000	398,585
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	707,000	603,312

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF
Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 50.2% (Continued)
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	$808,000	$785,233
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	296,000	270,113
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	562,000	368,946
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	580,000	398,677
CHS/Community Health Systems, Inc.(1)	8.00	12/15/27	323,000	321,185
CHS/Community Health Systems, Inc.(1)	10.88	01/15/32	1,035,000	1,067,315
Concentra Escrow Issuer Corp.(1)	6.88	07/15/32	300,000	310,591
DaVita, Inc.(1)	3.75	02/15/31	692,000	609,400
DaVita, Inc.(1)	4.63	06/01/30	1,258,000	1,171,284
DaVita, Inc.(1)	6.88	09/01/32	455,000	461,784
Encompass Health Corp.	4.50	02/01/28	375,000	366,418
Encompass Health Corp.	4.63	04/01/31	185,000	173,267
Encompass Health Corp.	4.75	02/01/30	365,000	351,346
Fortrea Holdings, Inc.(1)	7.50	07/01/30	265,000	266,372
HAH Group Holding Co. LLC(1)	9.75	10/01/31	315,000	317,047
HealthEquity, Inc.(1)	4.50	10/01/29	280,000	264,584
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	10.50	04/30/28	325,000	346,896
IQVIA, Inc.(1)	5.00	10/15/26	483,000	481,331
IQVIA, Inc.(1)	5.00	05/15/27	515,000	510,489
IQVIA, Inc.(1)	6.50	05/15/30	230,000	234,879
Kedrion SpA(1)	6.50	09/01/29	365,000	348,343
LifePoint Health, Inc.(1)	4.38	02/15/27	280,000	279,993
LifePoint Health, Inc.(1)	5.38	01/15/29	233,000	206,485
LifePoint Health, Inc.(1)	8.38	02/15/32	320,000	323,183
LifePoint Health, Inc.(1)	9.88	08/15/30	355,000	379,153
LifePoint Health, Inc.(1)	10.00	06/01/32	375,000	366,038
LifePoint Health, Inc.(1)	11.00	10/15/30	520,000	575,599
ModivCare, Inc.(1)	5.00	10/01/29	230,000	98,225
Molina Healthcare, Inc.(1)	3.88	11/15/30	300,000	272,117
Molina Healthcare, Inc.(1)	3.88	05/15/32	344,000	302,845
Molina Healthcare, Inc.(1)	4.38	06/15/28	375,000	360,802
Molina Healthcare, Inc.(1)	6.25	01/15/33	345,000	342,848
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	183,000	175,534
Prime Healthcare Services, Inc.(1)	9.38	09/01/29	695,000	661,446
Select Medical Corp.(1)	6.25	12/01/32	260,000	255,624
Star Parent, Inc.(1)	9.00	10/01/30	465,000	489,902
Surgery Center Holdings, Inc.(1)	7.25	04/15/32	370,000	369,541
Tenet Healthcare Corp.	4.25	06/01/29	648,000	612,837
Tenet Healthcare Corp.	4.38	01/15/30	680,000	636,721
Tenet Healthcare Corp.	4.63	06/15/28	275,000	266,106
Tenet Healthcare Corp.	5.13	11/01/27	690,000	683,015
Tenet Healthcare Corp.	6.13	10/01/28	1,155,000	1,156,526
Tenet Healthcare Corp.	6.13	06/15/30	940,000	944,560
Tenet Healthcare Corp.	6.25	02/01/27	678,000	679,878
Tenet Healthcare Corp.	6.75	05/15/31	620,000	635,096
Tenet Healthcare Corp.	6.88	11/15/31	157,000	162,105
Toledo Hospital	4.98	11/15/45	120,000	89,794
Toledo Hospital	5.33	11/15/28	145,000	142,701

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF
Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 50.2% (Continued)
Toledo Hospital	6.02	11/15/48	$192,000	$170,640
US Acute Care Solutions LLC(1)	9.75	05/15/29	460,000	468,351
				23,724,659
PHARMACEUTICALS – 20.2%
180 Medical, Inc.(1)	3.88	10/15/29	235,000	217,654
AdaptHealth LLC(1)	4.63	08/01/29	215,000	197,858
AdaptHealth LLC(1)	5.13	03/01/30	285,000	263,844
AdaptHealth LLC(1)	6.13	08/01/28	170,000	167,167
Bausch Health Cos, Inc.(1)	4.88	06/01/28	745,000	604,310
Bausch Health Cos, Inc.(1)	5.75	08/15/27	220,000	193,556
Bausch Health Cos, Inc.(1)	6.13	02/01/27	475,000	434,625
Bausch Health Cos, Inc.(1)	11.00	09/30/28	820,000	765,617
Bausch Health Cos, Inc.(1)	14.00	10/15/30	160,000	146,379
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	230,000	203,897
CVS Health Corp.	6.75	12/10/54	350,000	346,916
CVS Health Corp.	7.00	03/10/55	1,040,000	1,053,065
Elanco Animal Health, Inc.	6.65	08/28/28	338,000	348,270
Endo Finance Holdings, Inc.(1)	8.50	04/15/31	465,000	497,970
Grifols SA(1)	4.75	10/15/28	328,000	303,810
Jazz Securities DAC(1)	4.38	01/15/29	697,000	664,538
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	14.75	11/14/28	220,465	234,409
Option Care Health, Inc.(1)	4.38	10/31/29	234,000	218,996
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	968,000	918,791
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	925,000	837,963
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	6.75	05/15/34	235,000	236,382
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	7.88	05/15/34	230,000	234,790
Owens & Minor, Inc.(1)	4.50	03/31/29	221,000	201,307
Owens & Minor, Inc.(1)	6.63	04/01/30	256,000	246,712
				9,538,826
SOFTWARE – 2.6%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	1,086,000	1,051,519
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	160,000	161,870
				1,213,389
TOTAL CORPORATE BONDS (Cost – $45,991,674)				46,225,562

SHORT-TERM INVESTMENTS – 0.9%
TIME DEPOSITS – 0.9%
Sumitomo Mitsui Trust Bank, London	3.68	02/03/25	406,093	406,093
TOTAL SHORT-TERM INVESTMENTS (Cost – $406,093)				406,093

TOTAL INVESTMENTS – 98.7% (Cost – $46,397,767)				$46,631,655
OTHER ASSETS LESS LIABILITIES – 1.3%				631,521
NET ASSETS – 100.0%				$47,263,176

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2025, amounts to $34,800,630 and represents 73.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF
Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx USD High Yield Bond Healthcare Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$46,225,562	$–	$46,225,562
Time Deposits	–	406,093	–	406,093
Total Investments	$–	$46,631,655	$–	$46,631,655

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
ADVERTISING – 1.1%
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	$155,000	$145,237
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	153,000	142,322
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	217,000	213,593
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	7.38	02/15/31	150,000	157,298
				658,450
BANKS – 6.1%
Banc of California	3.25	05/01/31	120,000	113,724
Dresdner Funding Trust I(1)	8.15	06/30/31	320,000	351,531
Freedom Mortgage Corp.(1)	6.63	01/15/27	180,000	180,870
Freedom Mortgage Corp.(1)	7.63	05/01/26	165,000	166,004
Freedom Mortgage Corp.(1)	12.00	10/01/28	255,000	277,999
Freedom Mortgage Corp.(1)	12.25	10/01/30	165,000	184,356
Intesa Sanpaolo SpA(1)	4.20	06/01/32	235,000	208,639
Intesa Sanpaolo SpA(1)	4.95	06/01/42	250,000	198,051
Popular, Inc.	7.25	03/13/28	135,000	140,839
Standard Chartered PLC(1),(2)	7.01	–	235,000	248,059
Texas Capital Bancshares, Inc.	4.00	05/06/31	115,000	110,436
UniCredit SpA(1)	5.46	06/30/35	497,000	484,475
UniCredit SpA(1)	5.86	06/19/32	322,000	322,219
UniCredit SpA(1)	7.30	04/02/34	401,000	420,397
Valley National Bancorp	3.00	06/15/31	95,000	87,210
Western Alliance Bancorp.	3.00	06/15/31	185,000	176,459
				3,671,268
COMMERCIAL SERVICES – 5.4%
Block, Inc.	2.75	06/01/26	325,000	316,847
Block, Inc.	3.50	06/01/31	327,000	291,213
Block, Inc.(1)	6.50	05/15/32	650,000	665,183
Boost Newco Borrower LLC(1)	7.50	01/15/31	700,000	733,318
CPI CG, Inc.(1)	10.00	07/15/29	95,000	102,679
Dcli Bidco LLC(1)	7.75	11/15/29	160,000	164,695
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	165,000	161,952
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	105,000	97,633
PROG Holdings, Inc.(1)	6.00	11/15/29	205,000	198,353
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	4.63	11/01/26	158,000	156,405
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	6.75	08/15/32	355,000	364,751
				3,253,029
COMPUTERS – 0.5%
Diebold Nixdorf, Inc.(1)	7.75	03/31/30	305,000	316,494

DIVERSIFIED FINANCIAL SERVICES – 32.2%
Acadian Asset Management, Inc.	4.80	07/27/26	90,000	89,089
AG Issuer LLC(1)	6.25	03/01/28	165,000	164,662
AG TTMT Escrow Issuer LLC(1)	8.63	09/30/27	155,000	161,397
Ally Financial, Inc.	6.65	01/17/40	165,000	163,264
Ally Financial, Inc.	6.70	02/14/33	155,000	159,450
Aretec Group, Inc.(1)	7.50	04/01/29	125,000	125,443

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 32.2% (Continued)
Aretec Group, Inc.(1)	10.00	08/15/30	$230,000	$253,035
Armor Holdco, Inc.(1)	8.50	11/15/29	120,000	120,922
Azorra Finance Ltd.(1)	7.75	04/15/30	170,000	172,213
Bread Financial Holdings, Inc.(1)	9.75	03/15/29	290,000	312,956
Burford Capital Global Finance LLC(1)	6.25	04/15/28	125,000	124,554
Burford Capital Global Finance LLC(1)	6.88	04/15/30	133,000	133,892
Burford Capital Global Finance LLC(1)	9.25	07/01/31	210,000	225,238
Coinbase Global, Inc.(1)	3.38	10/01/28	330,000	298,733
Coinbase Global, Inc.(1)	3.63	10/01/31	230,000	199,125
Credit Acceptance Corp.	6.63	03/15/26	135,000	135,236
Credit Acceptance Corp.(1)	9.25	12/15/28	195,000	208,028
Encore Capital Group, Inc.(1)	8.50	05/15/30	165,000	174,670
Encore Capital Group, Inc.(1)	9.25	04/01/29	160,000	171,669
Enova International, Inc.(1)	9.13	08/01/29	170,000	179,069
Enova International, Inc.(1)	11.25	12/15/28	125,000	136,159
Focus Financial Partners LLC(1)	6.75	09/15/31	325,000	326,925
Freedom Mortgage Holdings LLC(1)	9.13	05/15/31	230,000	238,336
Freedom Mortgage Holdings LLC(1)	9.25	02/01/29	365,000	381,255
GGAM Finance Ltd.(1)	5.88	03/15/30	125,000	124,065
GGAM Finance Ltd.(1)	6.88	04/15/29	125,000	127,850
GGAM Finance Ltd.(1)	7.75	05/15/26	125,000	127,048
GGAM Finance Ltd.(1)	8.00	02/15/27	225,000	232,500
GGAM Finance Ltd.(1)	8.00	06/15/28	203,000	214,271
Global Aircraft Leasing Co. Ltd.(1)	8.75	09/01/27	355,000	365,110
goeasy Ltd.(1)	6.88	05/15/30	133,000	135,153
goeasy Ltd.(1)	7.63	07/01/29	200,000	206,910
goeasy Ltd.(1)	9.25	12/01/28	170,000	181,660
Hightower Holding LLC(1)	6.75	04/15/29	90,000	88,316
Hightower Holding LLC(1)	9.13	01/31/30	140,000	147,658
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	188,000	177,672
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	380,000	378,404
Jane Street Group/JSG Finance, Inc.(1)	7.13	04/30/31	460,000	475,755
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	327,000	309,981
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	6.63	10/15/31	155,000	155,873
Jefferson Capital Holdings LLC(1)	6.00	08/15/26	90,000	89,873
Jefferson Capital Holdings LLC(1)	9.50	02/15/29	135,000	144,401
LD Holdings Group LLC(1)	6.13	04/01/28	165,000	144,422
LD Holdings Group LLC(1)	8.75	11/01/27	99,000	95,330
LFS Topco LLC(1)	5.88	10/15/26	80,000	79,539
Midcap Financial Issuer Trust(1)	5.63	01/15/30	140,000	130,893
Midcap Financial Issuer Trust(1)	6.50	05/01/28	310,000	305,188
Nationstar Mortgage Holdings, Inc.(1)	5.00	02/01/26	153,000	152,128
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	225,000	212,702
Nationstar Mortgage Holdings, Inc.(1)	5.50	08/15/28	275,000	270,187
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	190,000	184,021
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	192,000	191,872
Nationstar Mortgage Holdings, Inc.(1)	6.50	08/01/29	245,000	245,714
Nationstar Mortgage Holdings, Inc.(1)	7.13	02/01/32	325,000	335,273

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 32.2% (Continued)
Navient Corp.	4.88	03/15/28	$180,000	$172,500
Navient Corp.	5.00	03/15/27	235,000	231,069
Navient Corp.	5.50	03/15/29	240,000	230,301
Navient Corp.	5.63	08/01/33	184,000	162,563
Navient Corp.	6.75	06/15/26	155,000	157,759
Navient Corp.	9.38	07/25/30	165,000	179,806
Navient Corp.	11.50	03/15/31	155,000	176,232
OneMain Finance Corp.	3.50	01/15/27	245,000	235,899
OneMain Finance Corp.	3.88	09/15/28	178,000	166,409
OneMain Finance Corp.	4.00	09/15/30	267,000	239,427
OneMain Finance Corp.	5.38	11/15/29	245,000	237,960
OneMain Finance Corp.	6.63	01/15/28	235,000	238,986
OneMain Finance Corp.	6.63	05/15/29	280,000	284,823
OneMain Finance Corp.	7.13	03/15/26	457,000	466,414
OneMain Finance Corp.	7.13	11/15/31	225,000	231,562
OneMain Finance Corp.	7.50	05/15/31	269,000	279,980
OneMain Finance Corp.	7.88	03/15/30	235,000	247,398
OneMain Finance Corp.	9.00	01/15/29	230,000	244,448
Osaic Holdings, Inc.(1)	10.75	08/01/27	140,000	144,991
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	135,000	134,685
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	210,000	196,708
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	160,000	153,210
PennyMac Financial Services, Inc.(1)	7.13	11/15/30	215,000	220,147
PennyMac Financial Services, Inc.(1)	7.88	12/15/29	240,000	251,486
PHH Escrow Issuer LLC/PHH Corp.(1)	9.88	11/01/29	160,000	156,711
Planet Financial Group LLC(1)	10.50	12/15/29	150,000	154,405
PRA Group, Inc.(1)	5.00	10/01/29	107,000	99,059
PRA Group, Inc.(1)	8.38	02/01/28	137,000	141,219
PRA Group, Inc.(1)	8.88	01/31/30	175,000	183,301
Provident Funding Associates LP/PFG Finance Corp.(1)	9.75	09/15/29	125,000	130,827
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	370,000	353,256
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	260,000	237,833
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	399,000	352,839
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	275,000	232,727
SLM Corp.	3.13	11/02/26	160,000	153,950
StoneX Group, Inc.(1)	7.88	03/01/31	175,000	184,421
Synchrony Financial	7.25	02/02/33	240,000	251,237
United Wholesale Mortgage LLC(1)	5.50	04/15/29	225,000	218,311
United Wholesale Mortgage LLC(1)	5.75	06/15/27	163,000	162,143
UWM Holdings LLC(1)	6.63	02/01/30	270,000	270,743
VFH Parent LLC/Valor Co.-Issuer, Inc.(1)	7.50	06/15/31	165,000	171,408
				19,424,242
ELECTRIC – 0.5%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(1)	6.38	02/15/32	245,000	241,605
Terraform Global Operating LP(1)	6.13	03/01/26	64,000	63,763
				305,368
ENGINEERING & CONSTRUCTION – 0.2%
INNOVATE Corp.(1)	8.50	02/01/26	110,000	107,742

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 19.6%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	$220,000	$208,347
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	167,000	161,213
Acrisure LLC/Acrisure Finance, Inc.(1)	7.50	11/06/30	370,000	382,796
Acrisure LLC/Acrisure Finance, Inc.(1)	8.25	02/01/29	315,000	327,271
Acrisure LLC/Acrisure Finance, Inc.(1)	8.50	06/15/29	145,000	152,112
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	4.25	10/15/27	267,000	258,535
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	5.88	11/01/29	147,000	141,545
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.50	10/01/31	320,000	320,468
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	10/15/27	435,000	433,395
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	04/15/28	381,000	385,278
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.00	01/15/31	480,000	488,817
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.38	10/01/32	225,000	230,186
AmWINS Group, Inc.(1)	4.88	06/30/29	260,000	247,842
AmWINS Group, Inc.(1)	6.38	02/15/29	235,000	237,867
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves(1)	7.88	11/01/29	245,000	247,249
Ardonagh FinCo. Ltd.(1)	7.75	02/15/31	340,000	350,311
Ardonagh Group Finance Ltd.(1)	8.88	02/15/32	500,000	518,242
Assurant, Inc.	7.00	03/27/48	135,000	137,421
AssuredPartners, Inc.(1)	5.63	01/15/29	185,000	187,324
AssuredPartners, Inc.(1)	7.50	02/15/32	155,000	167,781
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance(1)	7.13	05/15/31	195,000	199,611
BroadStreet Partners, Inc.(1)	5.88	04/15/29	245,000	240,057
Constellation Insurance, Inc.(1)	6.63	05/01/31	80,000	79,265
Constellation Insurance, Inc.(1)	6.80	01/24/30	130,000	127,994
Global Atlantic Finance Co.(1)	4.70	10/15/51	250,000	241,337
Global Atlantic Finance Co.(1)	7.95	10/15/54	185,000	193,950
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	7.25	02/15/31	330,000	337,485
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	8.13	02/15/32	155,000	159,061
HUB International Ltd.(1)	5.63	12/01/29	175,000	171,738
HUB International Ltd.(1)	7.25	06/15/30	1,070,000	1,107,133
HUB International Ltd.(1)	7.38	01/31/32	620,000	637,910
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	234,000	249,194
Jones Deslauriers Insurance Management, Inc.(1)	10.50	12/15/30	165,000	178,757
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	160,000	153,121
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	265,000	166,753
Liberty Mutual Group, Inc.(1)	7.80	03/15/37	135,000	150,217
Panther Escrow Issuer LLC(1)	7.13	06/01/31	980,000	1,004,254
Ryan Specialty LLC(1)	4.38	02/01/30	135,000	127,542
Ryan Specialty LLC(1)	5.88	08/01/32	380,000	376,786
USI, Inc./NY(1)	7.50	01/15/32	205,000	214,218
Wilton RE Ltd.(1),(2)	6.00	–	130,000	129,482
				11,829,865

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 0.4%
Acuris Finance US, Inc./Acuris Finance Sarl(1)	5.00	05/01/28	$105,000	$97,380
Acuris Finance US, Inc./Acuris Finance Sarl(1)	9.00	08/01/29	165,000	165,452
				262,832
INVESTMENT COMPANIES – 3.5%
Compass Group Diversified Holdings LLC(1)	5.00	01/15/32	95,000	87,722
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	322,000	311,912
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	215,000	185,983
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	470,000	455,962
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	243,000	242,823
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.00	06/15/30	235,000	231,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.75	01/15/29	235,000	241,519
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(1)	10.00	11/15/29	175,000	178,860
Prospect Capital Corp.	3.36	11/15/26	100,000	93,987
Prospect Capital Corp.	3.44	10/15/28	95,000	83,940
				2,114,308
PIPELINES – 0.3%
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	190,000	201,241

REAL ESTATE INVESTMENT TRUSTS (REITS) – 25.0%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	162,000	145,547
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	112,000	107,275
Blackstone Mortgage Trust, Inc.(1)	7.75	12/01/29	145,000	149,476
Brandywine Operating Partnership LP	3.95	11/15/27	150,000	142,157
Brandywine Operating Partnership LP	4.55	10/01/29	105,000	95,532
Brandywine Operating Partnership LP	8.30	03/15/28	110,000	115,837
Brandywine Operating Partnership LP	8.88	04/12/29	135,000	144,349
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	4.50	04/01/27	222,000	213,594
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	5.75	05/15/26	265,000	263,093
CTR Partnership LP/CareTrust Capital Corp.(1)	3.88	06/30/28	130,000	123,572
Diversified Healthcare Trust	4.38	03/01/31	165,000	127,268
Diversified Healthcare Trust	4.75	02/15/28	155,000	136,127
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	165,000	153,486
Hudson Pacific Properties LP	3.25	01/15/30	130,000	94,833
Hudson Pacific Properties LP	3.95	11/01/27	120,000	109,883
Hudson Pacific Properties LP	4.65	04/01/29	160,000	128,698
Hudson Pacific Properties LP	5.95	02/15/28	115,000	103,747
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	239,000	222,793
Iron Mountain, Inc.(1)	4.50	02/15/31	350,000	322,305
Iron Mountain, Inc.(1)	4.88	09/15/27	317,000	311,336
Iron Mountain, Inc.(1)	4.88	09/15/29	320,000	306,967
Iron Mountain, Inc.(1)	5.00	07/15/28	155,000	151,120
Iron Mountain, Inc.(1)	5.25	03/15/28	265,000	260,591
Iron Mountain, Inc.(1)	5.25	07/15/30	410,000	394,568
Iron Mountain, Inc.(1)	5.63	07/15/32	195,000	188,117
Iron Mountain, Inc.(1)	6.25	01/15/33	380,000	380,906
Iron Mountain, Inc.(1)	7.00	02/15/29	315,000	324,256

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 25.0% (Continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	$195,000	$189,841
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	202,000	192,303
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	7.00	07/15/31	165,000	169,950
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	418,000	280,670
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	287,000	219,513
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	450,000	403,287
MPT Operating Partnership LP/MPT Finance Corp.	5.25	08/01/26	165,000	165,133
Necessity Retail REIT, Inc./American Finance Operating Partner LP(1)	4.50	09/30/28	152,000	142,198
Office Properties Income Trust(1)	3.25	03/15/27	145,000	127,130
Office Properties Income Trust(1)	9.00	03/31/29	100,000	97,070
Office Properties Income Trust(1)	9.00	09/30/29	181,000	152,036
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, inc.(1)	7.00	02/01/30	180,000	184,378
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	4.88	05/15/29	230,000	219,915
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	5.88	10/01/28	240,000	237,436
Pebblebrook Hotel LP/PEB Finance Corp.(1)	6.38	10/15/29	130,000	129,898
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	197,000	188,017
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	225,000	220,526
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	04/01/32	325,000	327,686
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	135,000	140,100
Rithm Capital Corp.(1)	8.00	04/01/29	250,000	253,197
RLJ Lodging Trust LP(1)	3.75	07/01/26	155,000	151,793
RLJ Lodging Trust LP(1)	4.00	09/15/29	165,000	151,591
SBA Communications Corp.	3.13	02/01/29	490,000	446,227
SBA Communications Corp.	3.88	02/15/27	481,000	465,757
Service Properties Trust	3.95	01/15/28	122,000	107,849
Service Properties Trust	4.38	02/15/30	135,000	108,670
Service Properties Trust	4.75	10/01/26	147,000	142,236
Service Properties Trust	4.95	02/15/27	135,000	130,601
Service Properties Trust	4.95	10/01/29	140,000	115,864
Service Properties Trust	5.25	02/15/26	110,000	108,254
Service Properties Trust	5.50	12/15/27	130,000	125,232
Service Properties Trust	8.38	06/15/29	235,000	235,066
Service Properties Trust(1)	8.63	11/15/31	340,000	361,328
Service Properties Trust	8.88	06/15/32	155,000	151,032
Starwood Property Trust, Inc.(1)	3.63	07/15/26	135,000	131,278
Starwood Property Trust, Inc.(1)	4.38	01/15/27	170,000	165,236
Starwood Property Trust, Inc.(1)	6.00	04/15/30	135,000	133,135
Starwood Property Trust, Inc.(1)	6.50	07/01/30	160,000	161,630
Starwood Property Trust, Inc.(1)	7.25	04/01/29	190,000	196,505
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	230,000	202,220
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	4.75	04/15/28	213,000	202,550
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	6.50	02/15/29	357,000	325,983
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	10.50	02/15/28	925,000	989,572
Vornado Realty LP	2.15	06/01/26	125,000	119,562
Vornado Realty LP	3.40	06/01/31	110,000	94,547

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 25.0% (Continued)
XHR LP(1)	4.88	06/01/29	$165,000	$156,907
XHR LP(1)	6.63	05/15/30	125,000	126,504
				15,064,846
RETAIL – 0.8%
FirstCash, Inc.(1)	4.63	09/01/28	165,000	157,902
FirstCash, Inc.(1)	5.63	01/01/30	173,000	169,455
FirstCash, Inc.(1)	6.88	03/01/32	165,000	167,494
				494,851
SOFTWARE – 0.2%
ACI Worldwide, Inc.(1)	5.75	08/15/26	125,000	125,115

TRANSPORTATION – 0.3%
Cargo Aircraft Management, Inc.(1)	4.75	02/01/28	192,000	191,697

TRUCKING & LEASING – 1.9%
Fortress Transportation & Infrastructure Investors LLC(1)	5.50	05/01/28	310,000	303,203
Fortress Transportation & Infrastructure Investors LLC(1)	5.88	04/15/33	160,000	153,183
Fortress Transportation & Infrastructure Investors LLC(1)	7.00	05/01/31	235,000	238,344
Fortress Transportation & Infrastructure Investors LLC(1)	7.00	06/15/32	265,000	268,925
Fortress Transportation & Infrastructure Investors LLC(1)	7.88	12/01/30	155,000	161,842
				1,125,497
TOTAL CORPORATE BONDS (Cost – $57,430,364)				59,146,845

SHORT-TERM INVESTMENTS – 0.5%
TIME DEPOSITS – 0.5%
Citibank, New York	3.68	02/03/25	325,983	325,983
TOTAL SHORT-TERM INVESTMENTS (Cost – $325,983)				325,983

TOTAL INVESTMENTS – 98.5% (Cost – $57,756,347)				$59,472,828
OTHER ASSETS LESS LIABILITIES – 1.5%				919,535
NET ASSETS – 100.0%				$60,392,363

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2025, amounts to $46,262,663 and represents 76.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$59,146,845	$–	$59,146,845
Time Deposits	–	325,983	–	325,983
Total Investments	$–	$59,472,828	$–	$59,472,828

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments
January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.8%
CHEMICALS – 0.7%
Consolidated Energy Finance SA(1)	5.63	10/15/28	$45,000	$40,090
Consolidated Energy Finance SA(1)	12.00	02/15/31	70,000	72,129
				112,219
GAS – 0.6%
AltaGas Ltd.(1)	7.20	10/15/54	95,000	95,694

OIL & GAS – 48.2%
Aethon United BR LP/Aethon United Finance Corp.(1)	7.50	10/01/29	105,000	107,767
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	40,000	39,388
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	10/15/32	70,000	70,637
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	8.25	12/31/28	50,000	51,065
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	30,000	37,140
Baytex Energy Corp.(1)	7.38	03/15/32	65,000	64,106
Baytex Energy Corp.(1)	8.50	04/30/30	75,000	77,328
Borr IHC Ltd./Borr Finance LLC(1)	10.00	11/15/28	143,659	143,800
Borr IHC Ltd./Borr Finance LLC(1)	10.38	11/15/30	57,087	57,026
California Resources Corp.(1)	8.25	06/15/29	95,000	97,742
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	35,000	34,587
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	35,000	34,110
Chord Energy Corp.(1)	6.38	06/01/26	35,000	35,032
CITGO Petroleum Corp.(1)	6.38	06/15/26	55,000	55,199
CITGO Petroleum Corp.(1)	8.38	01/15/29	125,000	129,275
Civitas Resources, Inc.(1)	5.00	10/15/26	40,000	39,814
Civitas Resources, Inc.(1)	8.38	07/01/28	135,000	141,361
Civitas Resources, Inc.(1)	8.63	11/01/30	110,000	116,683
Civitas Resources, Inc.(1)	8.75	07/01/31	140,000	147,828
CNX Resources Corp.(1)	6.00	01/15/29	53,000	52,566
CNX Resources Corp.(1)	7.25	03/01/32	55,000	56,122
CNX Resources Corp.(1)	7.38	01/15/31	55,000	56,478
Comstock Resources, Inc.(1)	5.88	01/15/30	90,000	85,242
Comstock Resources, Inc.(1)	6.75	03/01/29	135,000	132,608
Comstock Resources, Inc.(1)	6.75	03/01/29	40,000	39,318
Crescent Energy Finance LLC(1)	7.38	01/15/33	110,000	109,880
Crescent Energy Finance LLC(1)	7.63	04/01/32	115,000	115,888
Crescent Energy Finance LLC(1)	9.25	02/15/28	90,000	94,343
CVR Energy, Inc.(1)	5.75	02/15/28	45,000	42,407
CVR Energy, Inc.(1)	8.50	01/15/29	60,000	58,787
Diamond Foreign Asset Co./Diamond Finance LLC(1)	8.50	10/01/30	60,000	62,587
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	67,000	68,871
Encino Acquisition Partners Holdings LLC(1)	8.75	05/01/31	55,000	58,525
Energean PLC(1)	6.50	04/30/27	50,000	50,072
EnQuest PLC(1)	11.63	11/01/27	40,000	40,535
Global Marine, Inc.	7.00	06/01/28	25,000	23,750
Gulfport Energy Operating Corp.(1)	6.75	09/01/29	70,000	71,321
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	55,000	53,643
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	61,000	59,195
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	55,000	52,312
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	70,000	69,569

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 48.2% (Continued)
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	$45,000	$42,769
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.88	05/15/34	45,000	43,438
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	7.25	02/15/35	110,000	107,541
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	8.38	11/01/33	65,000	67,889
Ithaca Energy North Sea PLC(1)	8.13	10/15/29	80,000	81,945
Karoon USA Finance, Inc.(1)	10.50	05/14/29	30,000	30,770
Kimmeridge Texas Gas LLC(1)	8.50	02/15/30	50,000	50,224
Kraken Oil & Gas Partners LLC(1)	7.63	08/15/29	45,000	44,325
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.88	12/01/32	35,000	35,177
Matador Resources Co.(1)	6.25	04/15/33	70,000	69,153
Matador Resources Co.(1)	6.50	04/15/32	100,000	100,314
Matador Resources Co.(1)	6.88	04/15/28	55,000	56,054
MEG Energy Corp.(1)	5.88	02/01/29	65,000	64,044
Moss Creek Resources Holdings, Inc.(1)	8.25	09/01/31	80,000	79,785
Murphy Oil Corp.	5.88	12/01/42	35,000	30,258
Murphy Oil Corp.	6.00	10/01/32	65,000	62,839
Nabors Industries Ltd.(1)	7.50	01/15/28	45,000	43,527
Nabors Industries, Inc.(1)	7.38	05/15/27	65,000	65,650
Nabors Industries, Inc.(1)	8.88	08/15/31	50,000	47,382
Nabors Industries, Inc.(1)	9.13	01/31/30	75,000	77,918
Noble Finance II LLC(1)	8.00	04/15/30	145,000	147,650
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	75,000	76,330
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	50,000	52,492
Parkland Corp.(1)	4.50	10/01/29	75,000	70,362
Parkland Corp.(1)	4.63	05/01/30	96,000	89,414
Parkland Corp.(1)	5.88	07/15/27	55,000	54,891
Parkland Corp.(1)	6.63	08/15/32	45,000	45,135
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	95,000	93,696
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.88	09/15/30	45,000	45,049
Permian Resources Operating LLC(1)	5.88	07/01/29	77,000	76,482
Permian Resources Operating LLC(1)	6.25	02/01/33	105,000	105,320
Permian Resources Operating LLC(1)	7.00	01/15/32	95,000	97,585
Permian Resources Operating LLC(1)	8.00	04/15/27	70,000	71,683
Permian Resources Operating LLC(1)	9.88	07/15/31	32,000	35,219
Precision Drilling Corp.(1)	6.88	01/15/29	35,000	35,329
Range Resources Corp.(1)	4.75	02/15/30	48,000	45,680
Range Resources Corp.	8.25	01/15/29	65,000	66,937
Seadrill Finance Ltd.(1)	8.38	08/01/30	60,000	61,278
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(1)	7.88	11/01/28	55,000	57,189
SM Energy Co.	6.50	07/15/28	40,000	40,069
SM Energy Co.	6.63	01/15/27	35,000	35,004
SM Energy Co.	6.75	09/15/26	40,000	40,039
SM Energy Co.(1)	6.75	08/01/29	90,000	90,111
SM Energy Co.(1)	7.00	08/01/32	75,000	74,951
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	50,000	50,200
Sunoco LP(1)	7.00	05/01/29	85,000	87,924
Sunoco LP(1)	7.25	05/01/32	75,000	78,308
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	75,000	71,585
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	85,000	79,994

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 48.2% (Continued)
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	$40,000	$40,066
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	65,000	64,964
Sunoco LP/Sunoco Finance Corp.(1)	7.00	09/15/28	50,000	51,516
Talos Production, Inc.(1)	9.00	02/01/29	55,000	57,248
Talos Production, Inc.(1)	9.38	02/01/31	75,000	77,982
Teine Energy Ltd.(1)	6.88	04/15/29	35,000	33,945
TGNR Intermediate Holdings LLC(1)	5.50	10/15/29	75,000	71,274
Transocean Aquila Ltd.(1)	8.00	09/30/28	27,231	28,008
Transocean Poseidon Ltd.(1)	6.88	02/01/27	27,000	27,106
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	50,000	51,279
Transocean, Inc.	6.80	03/15/38	60,000	49,246
Transocean, Inc.	7.50	04/15/31	45,000	41,741
Transocean, Inc.(1)	8.00	02/01/27	73,000	73,053
Transocean, Inc.(1)	8.25	05/15/29	95,000	95,405
Transocean, Inc.(1)	8.50	05/15/31	90,000	90,676
Transocean, Inc.(1)	8.75	02/15/30	110,500	115,321
Valaris Ltd.(1)	8.38	04/30/30	115,000	118,188
Vermilion Energy, Inc.(1)	6.88	05/01/30	36,000	35,898
Viper Energy, Inc.(1)	5.38	11/01/27	40,000	39,767
Viper Energy, Inc.(1)	7.38	11/01/31	45,000	47,102
Vital Energy, Inc.(1)	7.75	07/31/29	29,000	29,131
Vital Energy, Inc.(1)	7.88	04/15/32	110,000	108,563
Vital Energy, Inc.	9.75	10/15/30	25,000	26,592
W&T Offshore, Inc.(1)	10.75	02/01/29	40,000	40,008
Wildfire Intermediate Holdings LLC(1)	7.50	10/15/29	65,000	64,321
				7,589,215
OIL & GAS SERVICES – 6.0%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	80,000	80,446
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.63	09/01/32	70,000	71,002
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.88	04/01/27	35,000	35,026
Bristow Group, Inc.(1)	6.88	03/01/28	35,000	35,212
Enerflex Ltd.(1)	9.00	10/15/27	59,000	61,451
Helix Energy Solutions Group, Inc.(1)	9.75	03/01/29	30,000	32,137
Kodiak Gas Services LLC(1)	7.25	02/15/29	80,000	82,406
Nine Energy Service, Inc.	13.00	02/01/28	25,000	17,629
Oceaneering International, Inc.	6.00	02/01/28	35,000	34,794
Solaris Midstream Holdings LLC(1)	7.63	04/01/26	40,000	40,143
TGS ASA(1)	8.50	01/15/30	50,000	51,789
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	85,000	85,585
USA Compression Partners LP/USA Compression Finance Corp.(1)	7.13	03/15/29	95,000	97,288
Viridien(1)	8.75	04/01/27	45,000	45,513
Weatherford International Ltd.(1)	8.63	04/30/30	164,000	170,189
				940,610
PIPELINES – 41.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	73,000	71,418
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	70,000	70,034
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	60,000	59,834

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 41.7% (Continued)
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	6.63	02/01/32	$70,000	$71,549
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	6.63	07/15/26	25,000	25,003
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.00	07/15/29	65,000	66,817
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.25	07/15/32	45,000	47,117
Buckeye Partners LP	3.95	12/01/26	60,000	58,380
Buckeye Partners LP	4.13	12/01/27	30,000	28,863
Buckeye Partners LP(1)	4.50	03/01/28	65,000	62,641
Buckeye Partners LP	5.60	10/15/44	35,000	29,196
Buckeye Partners LP	5.85	11/15/43	40,000	35,092
Buckeye Partners LP(1)	6.75	02/01/30	45,000	45,806
Buckeye Partners LP(1)	6.88	07/01/29	60,000	61,470
CNX Midstream Partners LP(1)	4.75	04/15/30	45,000	41,506
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	150,000	144,729
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	7.50	12/15/33	50,000	52,826
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	35,000	35,176
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	8.63	03/15/29	115,000	120,729
DT Midstream, Inc.(1)	4.13	06/15/29	120,000	113,548
DT Midstream, Inc.(1)	4.38	06/15/31	100,000	92,559
Energy Transfer LP	7.13	10/01/54	40,000	41,018
Energy Transfer LP	8.00	05/15/54	85,000	89,779
EQM Midstream Partners LP(1)	4.50	01/15/29	80,000	77,186
EQM Midstream Partners LP(1)	4.75	01/15/31	115,000	109,569
EQM Midstream Partners LP(1)	6.38	04/01/29	60,000	61,045
EQM Midstream Partners LP(1)	6.50	07/01/27	93,000	94,970
EQM Midstream Partners LP(1)	7.50	06/01/27	50,000	51,291
EQM Midstream Partners LP(1)	7.50	06/01/30	50,000	53,895
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	65,000	65,854
Genesis Energy LP/Genesis Energy Finance Corp.	7.88	05/15/32	70,000	70,179
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	01/15/27	51,000	51,947
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	05/15/33	70,000	70,059
Genesis Energy LP/Genesis Energy Finance Corp.	8.25	01/15/29	60,000	61,461
Genesis Energy LP/Genesis Energy Finance Corp.	8.88	04/15/30	45,000	46,688
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	30,000	30,448
Global Partners LP/GLP Finance Corp.	7.00	08/01/27	40,000	40,215
Global Partners LP/GLP Finance Corp.(1)	8.25	01/15/32	55,000	57,451
Harvest Midstream I LP(1)	7.50	09/01/28	85,000	86,989
Harvest Midstream I LP(1)	7.50	05/15/32	50,000	52,070
Hess Midstream Operations LP(1)	4.25	02/15/30	80,000	74,887
Hess Midstream Operations LP(1)	5.13	06/15/28	55,000	54,207
Hess Midstream Operations LP(1)	5.50	10/15/30	40,000	39,519
Hess Midstream Operations LP(1)	5.63	02/15/26	70,000	70,068
Hess Midstream Operations LP(1)	6.50	06/01/29	70,000	71,468
Howard Midstream Energy Partners LLC(1)	7.38	07/15/32	65,000	67,616
Howard Midstream Energy Partners LLC(1)	8.88	07/15/28	55,000	58,054
ITT Holdings LLC(1)	6.50	08/01/29	126,000	117,868
Kinetik Holdings LP(1)	5.88	06/15/30	95,000	94,317
Kinetik Holdings LP(1)	6.63	12/15/28	90,000	92,098
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	35,000	38,118

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 41.7% (Continued)
New Fortress Energy, Inc.(1)	6.50	09/30/26	$55,000	$53,672
NFE Financing LLC(1)	12.00	11/15/29	275,000	287,204
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.13	02/15/29	95,000	97,560
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.38	02/15/32	135,000	138,971
Northriver Midstream Finance LP(1)	6.75	07/15/32	65,000	66,580
NuStar Logistics LP	5.63	04/28/27	53,000	53,057
NuStar Logistics LP	6.00	06/01/26	60,000	60,392
NuStar Logistics LP	6.38	10/01/30	55,000	56,047
Prairie Acquiror LP(1)	9.00	08/01/29	35,000	36,227
Rockies Express Pipeline LLC(1)	4.80	05/15/30	30,000	28,180
Rockies Express Pipeline LLC(1)	4.95	07/15/29	65,000	62,358
Rockies Express Pipeline LLC(1)	6.88	04/15/40	55,000	53,541
Rockies Express Pipeline LLC(1)	7.50	07/15/38	20,000	20,023
South Bow Canadian Infrastructure Holdings Ltd.(1)	7.50	03/01/55	70,000	72,161
South Bow Canadian Infrastructure Holdings Ltd.(1)	7.63	03/01/55	45,000	46,319
Summit Midstream Holdings LLC(1)	8.63	10/31/29	85,000	89,583
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	90,000	88,100
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	03/01/27	35,000	34,860
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	70,000	67,624
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	56,000	53,920
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.38	02/15/29	75,000	76,399
TransMontaigne Partners LP/TLP Finance Corp.	6.13	02/15/26	30,000	29,867
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	130,000	120,336
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	127,000	109,346
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	130,000	117,608
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	105,000	106,994
Venture Global LNG, Inc.(1)	7.00	01/15/30	160,000	163,633
Venture Global LNG, Inc.(1)	8.13	06/01/28	235,000	245,733
Venture Global LNG, Inc.(1)	8.38	06/01/31	215,000	226,413
Venture Global LNG, Inc.(1)	9.50	02/01/29	315,000	351,329
Venture Global LNG, Inc.(1)	9.88	02/01/32	210,000	231,304
				6,569,968
RETAIL – 0.6%
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	65,000	59,919
Vivo Energy Investments BV(1)	5.13	09/24/27	40,000	38,406
				98,325
TOTAL CORPORATE BONDS (Cost – $15,339,516)				15,406,031

SHORT-TERM INVESTMENTS – 1.2%
TIME DEPOSITS – 1.2%
Citibank, New York	3.68	02/03/25	191,875	191,875
TOTAL SHORT-TERM INVESTMENTS (Cost – $191,875)				191,875

TOTAL INVESTMENTS – 99.0% (Cost – $15,531,391)				$15,597,906
OTHER ASSETS LESS LIABILITIES – 1.0%				158,332
NET ASSETS – 100.0%				$15,756,238

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2025, amounts to $13,582,701 and represents 86.2% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx USD High Yield Bond Energy Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$15,406,031	$–	$15,406,031
Time Deposits	–	191,875	–	191,875
Total Investments	$–	$15,597,906	$–	$15,597,906

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.4%
APPAREL – 3.7%
Champ Acquisition Corp.(1)	8.38	12/01/31	$200,000	$208,795
Crocs, Inc.(1)	4.13	08/15/31	122,000	107,281
Crocs, Inc.(1)	4.25	03/15/29	160,000	148,968
Hanesbrands, Inc.(1)	4.88	05/15/26	358,000	355,461
Hanesbrands, Inc.(1)	9.00	02/15/31	245,000	262,005
Kontoor Brands, Inc.(1)	4.13	11/15/29	164,000	152,592
Levi Strauss & Co.(1)	3.50	03/01/31	205,000	181,408
Under Armour, Inc.	3.25	06/15/26	235,000	228,339
VF Corp.	2.80	04/23/27	200,000	189,158
VF Corp.	2.95	04/23/30	300,000	262,205
VF Corp.	6.00	10/15/33	105,000	102,735
VF Corp.	6.45	11/01/37	115,000	112,598
William Carter Co.(1)	5.63	03/15/27	200,000	199,281
Wolverine World Wide, Inc.(1)	4.00	08/15/29	220,000	195,632
				2,706,458
AUTO MANUFACTURERS – 2.7%
Allison Transmission, Inc.(1)	3.75	01/30/31	390,000	348,260
Allison Transmission, Inc.(1)	4.75	10/01/27	165,000	162,171
Allison Transmission, Inc.(1)	5.88	06/01/29	197,000	197,674
Aston Martin Capital Holdings Ltd.(1)	10.00	03/31/29	425,000	422,212
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	200,000	193,092
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	162,000	159,514
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	230,000	229,857
McLaren Finance PLC(1)	7.50	08/01/26	251,000	251,728
				1,964,508
AUTO PARTS & EQUIPMENT – 10.5%
Adient Global Holdings Ltd.(1)	4.88	08/15/26	317,000	316,805
Adient Global Holdings Ltd.(1)	7.00	04/15/28	200,000	202,813
Adient Global Holdings Ltd.(1)	8.25	04/15/31	205,000	212,794
American Axle & Manufacturing, Inc.	5.00	10/01/29	240,000	220,439
American Axle & Manufacturing, Inc.	6.50	04/01/27	200,000	200,292
American Axle & Manufacturing, Inc.	6.88	07/01/28	159,000	158,187
Aptiv Swiss Holdings Ltd.	6.88	12/15/54	200,000	199,915
Clarios Global LP/Clarios US Finance Co.(1)	6.25	05/15/26	185,000	185,079
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	305,000	310,961
Clarios Global LP/Clarios US Finance Co.(1)	6.75	02/15/30	265,000	269,400
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	625,000	629,291
Dana, Inc.	4.25	09/01/30	162,000	153,781
Dana, Inc.	4.50	02/15/32	133,000	125,349
Dana, Inc.	5.38	11/15/27	169,000	168,416
Dana, Inc.	5.63	06/15/28	149,000	148,122
Garrett Motion Holdings, Inc./Garrett LX I Sarl(1)	7.75	05/31/32	315,000	321,204
Goodyear Tire & Rubber Co.	4.88	03/15/27	275,000	270,031
Goodyear Tire & Rubber Co.	5.00	05/31/26	365,000	362,174
Goodyear Tire & Rubber Co.	5.00	07/15/29	335,000	312,894

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT – 10.5% (Continued)
Goodyear Tire & Rubber Co.	5.25	04/30/31	$218,000	$199,199
Goodyear Tire & Rubber Co.	5.25	07/15/31	237,000	217,378
Goodyear Tire & Rubber Co.	5.63	04/30/33	184,000	165,854
Phinia, Inc.(1)	6.63	10/15/32	180,000	180,504
Phinia, Inc.(1)	6.75	04/15/29	216,000	222,168
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	230,000	200,270
Tenneco, Inc.(1)	8.00	11/17/28	765,000	731,001
ZF North America Capital, Inc.(1)	6.75	04/23/30	315,000	309,742
ZF North America Capital, Inc.(1)	6.88	04/14/28	250,000	252,088
ZF North America Capital, Inc.(1)	6.88	04/23/32	275,000	265,183
ZF North America Capital, Inc.(1)	7.13	04/14/30	235,000	235,167
				7,746,501
COMMERCIAL SERVICES – 2.3%
Belron UK Finance PLC(1)	5.75	10/15/29	450,000	446,242
Champions Financing, Inc.(1)	8.75	02/15/29	240,000	229,437
Mavis Tire Express Services Topco Corp.(1)	6.50	05/15/29	291,000	282,418
Upbound Group, Inc.(1)	6.38	02/15/29	185,000	181,445
Wand NewCo 3, Inc.(1)	7.63	01/30/32	505,000	523,180
				1,662,722
DISTRIBUTION/WHOLESALE – 0.5%
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	200,000	199,016
Velocity Vehicle Group LLC(1)	8.00	06/01/29	200,000	208,520
				407,536
DIVERSIFIED FINANCIAL SERVICES – 0.3%
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	160,000	140,062
Cobra Acquisition Co. LLC(1)	12.25	11/01/29	95,000	99,212
				239,274
ENTERTAINMENT – 20.6%
Affinity Interactive(1)	6.88	12/15/27	220,000	186,963
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	385,000	325,483
Boyne USA, Inc.(1)	4.75	05/15/29	282,000	268,286
Caesars Entertainment, Inc.(1)	4.63	10/15/29	480,000	453,463
Caesars Entertainment, Inc.(1)	6.00	10/15/32	435,000	423,335
Caesars Entertainment, Inc.(1)	6.50	02/15/32	600,000	607,847
Caesars Entertainment, Inc.(1)	7.00	02/15/30	793,000	817,881
Caesars Entertainment, Inc.(1)	8.13	07/01/27	224,000	226,510
CCM Merger, Inc.(1)	6.38	05/01/26	97,000	97,040
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC	5.25	07/15/29	195,000	188,148
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC	5.38	04/15/27	205,000	204,252
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC	6.50	10/01/28	117,000	118,148
Churchill Downs, Inc.(1)	4.75	01/15/28	280,000	273,034
Churchill Downs, Inc.(1)	5.50	04/01/27	241,000	239,928
Churchill Downs, Inc.(1)	5.75	04/01/30	482,000	476,447
Churchill Downs, Inc.(1)	6.75	05/01/31	230,000	234,193

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 20.6% (Continued)
Cinemark USA, Inc.(1)	5.25	07/15/28	$306,000	$300,217
Cinemark USA, Inc.(1)	7.00	08/01/32	205,000	210,816
Empire Resorts, Inc.(1)	7.75	11/01/26	98,000	94,322
Everi Holdings, Inc.(1)	5.00	07/15/29	154,000	154,545
Great Canadian Gaming Corp.(1)	8.75	11/15/29	220,000	228,507
International Game Technology PLC(1)	4.13	04/15/26	305,000	302,034
International Game Technology PLC(1)	5.25	01/15/29	300,000	295,393
International Game Technology PLC(1)	6.25	01/15/27	300,000	304,354
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	205,000	201,604
Light & Wonder International, Inc.(1)	7.00	05/15/28	287,000	288,409
Light & Wonder International, Inc.(1)	7.25	11/15/29	196,000	202,317
Light & Wonder International, Inc.(1)	7.50	09/01/31	220,000	229,379
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	205,000	196,175
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	383,000	375,729
Live Nation Entertainment, Inc.(1)	5.63	03/15/26	102,000	102,153
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	492,000	500,542
Merlin Entertainments Group US Holdings, Inc.(1)	7.38	02/15/31	190,000	184,450
Merlin Entertainments Ltd.(1)	5.75	06/15/26	163,000	165,066
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	302,000	288,192
Mohegan Tribal Gaming Authority(1)	8.00	02/01/26	476,000	474,431
Motion Bondco DAC(1)	6.63	11/15/27	175,000	168,685
Odeon FinCo. PLC(1)	12.75	11/01/27	155,000	163,301
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.(1)	8.00	08/01/30	165,000	170,939
Penn Entertainment, Inc.(1)	4.13	07/01/29	162,000	147,684
Penn Entertainment, Inc.(1)	5.63	01/15/27	160,000	158,695
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	297,000	221,675
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	302,000	205,162
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	397,000	353,351
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	135,000	115,195
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	165,000	171,150
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	323,000	314,730
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	292,000	282,387
Six Flags Entertainment Corp./DE(1)	5.50	04/15/27	205,000	203,903
Six Flags Entertainment Corp./DE(1)	7.25	05/15/31	320,000	329,897
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.(1)	6.63	05/01/32	340,000	347,578
Speedway Motorsports LLC/Speedway Funding II, Inc.(1)	4.88	11/01/27	143,000	139,043
Universal Entertainment Corp.(1)	9.88	08/01/29	125,000	124,890
Vail Resorts, Inc.(1)	6.50	05/15/32	245,000	248,658
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	297,000	288,065
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	6.25	03/15/33	320,000	317,195
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	400,000	418,503
				15,130,279
FOREST PRODUCTS & PAPER – 0.7%
Magnera Corp.(1)	4.75	11/15/29	190,000	171,837
Magnera Corp.(1)	7.25	11/15/31	320,000	315,930
				487,767

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOLDING COMPANIES-DIVERS – 0.3%
Benteler International AG(1)	10.50	05/15/28	$200,000	$212,811

HOME BUILDERS – 0.8%
Forestar Group, Inc.(1)	3.85	05/15/26	173,000	169,135
Forestar Group, Inc.(1)	5.00	03/01/28	110,000	106,787
Thor Industries, Inc.(1)	4.00	10/15/29	205,000	187,523
Winnebago Industries, Inc.(1)	6.25	07/15/28	103,000	102,549
				565,994
INTERNET – 4.1%
GrubHub Holdings, Inc.(1)	5.50	07/01/27	200,000	186,249
Rakuten Group, Inc.(1),(2)	5.13	–	305,000	294,554
Rakuten Group, Inc.(1),(2)	6.25	–	400,000	357,557
Rakuten Group, Inc.(1),(2)	8.13	–	215,000	213,211
Rakuten Group, Inc.(1)	9.75	04/15/29	795,000	869,766
Rakuten Group, Inc.(1)	11.25	02/15/27	725,000	793,275
Wayfair LLC(1)	7.25	10/31/29	320,000	327,328
				3,041,940
LEISURE TIME – 16.6%
Carnival Corp.(1)	5.75	03/01/27	1,078,000	1,080,929
Carnival Corp.(1)	6.00	05/01/29	802,000	804,051
Carnival Corp.(1)	7.63	03/01/26	542,000	543,276
Carnival Corp.(1)	10.50	06/01/30	405,000	432,872
Carnival Holdings Bermuda Ltd.(1)	10.38	05/01/28	815,000	867,876
Life Time, Inc.(1)	6.00	11/15/31	195,000	195,157
Life Time, Inc.(1)	8.00	04/15/26	195,000	195,000
Lindblad Expeditions Holdings, Inc.(1)	9.00	05/15/28	110,000	115,442
Lindblad Expeditions LLC(1)	6.75	02/15/27	153,000	153,894
NCL Corp. Ltd.(1)	5.88	02/15/27	405,000	407,111
NCL Corp. Ltd.(1)	6.25	03/01/30	120,000	120,777
NCL Corp. Ltd.(1)	6.75	02/01/32	710,000	721,530
NCL Corp. Ltd.(1)	7.75	02/15/29	240,000	255,136
NCL Corp. Ltd.(1)	8.13	01/15/29	315,000	334,682
NCL Finance Ltd.(1)	6.13	03/15/28	212,000	214,275
Royal Caribbean Cruises Ltd.	3.70	03/15/28	200,000	191,487
Royal Caribbean Cruises Ltd.(1)	4.25	07/01/26	255,000	251,663
Royal Caribbean Cruises Ltd.(1)	5.38	07/15/27	407,000	407,365
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	390,000	390,723
Royal Caribbean Cruises Ltd.(1)	5.50	04/01/28	597,000	599,141
Royal Caribbean Cruises Ltd.(1)	5.63	09/30/31	600,000	595,926
Royal Caribbean Cruises Ltd.(1)	6.00	02/01/33	805,000	811,879
Royal Caribbean Cruises Ltd.(1)	6.25	03/15/32	490,000	498,866
Royal Caribbean Cruises Ltd.	7.50	10/15/27	127,000	134,554
Sabre GLBL, Inc.(1)	8.63	06/01/27	260,000	261,595
Sabre GLBL, Inc.(1)	10.75	11/15/29	333,000	344,795
Viking Cruises Ltd.(1)	5.88	09/15/27	325,000	324,598
Viking Cruises Ltd.(1)	7.00	02/15/29	195,000	197,028
Viking Cruises Ltd.(1)	9.13	07/15/31	290,000	314,537

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 16.6% (Continued)
Viking Ocean Cruises Ship VII Ltd.(1)	5.63	02/15/29	$137,000	$135,720
VOC Escrow Ltd.(1)	5.00	02/15/28	275,000	268,823
				12,170,708
LODGING – 11.6%
Boyd Gaming Corp.	4.75	12/01/27	400,000	393,232
Boyd Gaming Corp.(1)	4.75	06/15/31	363,000	338,894
Full House Resorts, Inc.(1)	8.25	02/15/28	163,000	164,345
Genting New York LLC/GENNY Capital, Inc.(1)	7.25	10/01/29	255,000	262,346
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	602,000	529,706
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	325,000	303,669
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	427,000	389,506
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	400,000	387,637
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	207,000	207,292
Hilton Domestic Operating Co., Inc.(1)	5.88	04/01/29	220,000	221,703
Hilton Domestic Operating Co., Inc.(1)	5.88	03/15/33	405,000	402,606
Hilton Domestic Operating Co., Inc.(1)	6.13	04/01/32	170,000	171,664
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	4.88	07/01/31	200,000	181,638
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	5.00	06/01/29	343,000	327,010
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	6.63	01/15/32	355,000	359,903
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	240,000	238,429
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	207,000	195,048
Marriott Ownership Resorts, Inc.	4.75	01/15/28	130,000	125,864
MGM Resorts International	4.63	09/01/26	165,000	163,627
MGM Resorts International	4.75	10/15/28	300,000	291,363
MGM Resorts International	5.50	04/15/27	268,000	268,458
MGM Resorts International	6.13	09/15/29	320,000	320,451
MGM Resorts International	6.50	04/15/32	310,000	310,445
Station Casinos LLC(1)	4.50	02/15/28	281,000	269,461
Station Casinos LLC(1)	4.63	12/01/31	195,000	177,140
Station Casinos LLC(1)	6.63	03/15/32	195,000	196,250
Travel + Leisure Co.(1)	4.50	12/01/29	260,000	246,504
Travel + Leisure Co.(1)	4.63	03/01/30	142,000	133,242
Travel + Leisure Co.	6.00	04/01/27	160,000	161,284
Travel + Leisure Co.(1)	6.63	07/31/26	262,000	266,391
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	200,000	192,293
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	348,000	346,253
				8,543,654
OIL & GAS SERVICES – 0.2%
Star Holding LLC(1)	8.75	08/01/31	130,000	126,720

REAL ESTATE – 4.4%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.(1)	7.00	04/15/30	260,200	238,986
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	180,000	139,540
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	219,000	177,937
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	261,000	263,326
Cushman & Wakefield US Borrower LLC(1)	8.88	09/01/31	165,000	177,863
Five Point Operating Co. LP/Five Point Capital Corp.(1),(3)	10.50	01/15/28	191,402	195,513

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE – 4.4% (Continued)
Greystar Real Estate Partners LLC(1)	7.75	09/01/30	$160,000	$169,595
Howard Hughes Corp.(1)	4.13	02/01/29	257,000	236,327
Howard Hughes Corp.(1)	4.38	02/01/31	255,000	227,701
Howard Hughes Corp.(1)	5.38	08/01/28	302,000	293,569
Hunt Cos, Inc.(1)	5.25	04/15/29	256,000	245,803
Kennedy-Wilson, Inc.	4.75	03/01/29	249,000	230,442
Kennedy-Wilson, Inc.	4.75	02/01/30	238,000	214,415
Kennedy-Wilson, Inc.	5.00	03/01/31	240,000	212,737
Newmark Group, Inc.	7.50	01/12/29	190,000	200,360
				3,224,114
RETAIL – 19.1%
Academy Ltd.(1)	6.00	11/15/27	163,000	162,916
Advance Auto Parts, Inc.	1.75	10/01/27	130,000	117,250
Advance Auto Parts, Inc.	3.50	03/15/32	140,000	117,734
Advance Auto Parts, Inc.	3.90	04/15/30	190,000	171,198
Advance Auto Parts, Inc.	5.90	03/09/26	120,000	121,163
Advance Auto Parts, Inc.	5.95	03/09/28	130,000	130,826
Asbury Automotive Group, Inc.	4.50	03/01/28	160,000	155,380
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	320,000	304,395
Asbury Automotive Group, Inc.	4.75	03/01/30	180,000	171,030
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	241,000	225,662
Bath & Body Works, Inc.	5.25	02/01/28	167,000	165,835
Bath & Body Works, Inc.(1)	6.63	10/01/30	342,000	348,533
Bath & Body Works, Inc.	6.69	01/15/27	120,000	122,802
Bath & Body Works, Inc.	6.75	07/01/36	225,000	229,931
Bath & Body Works, Inc.	6.88	11/01/35	325,000	335,652
Bath & Body Works, Inc.	6.95	03/01/33	110,000	111,859
Bath & Body Works, Inc.	7.50	06/15/29	195,000	201,949
Cougar JV Subsidiary LLC(1)	8.00	05/15/32	260,000	272,327
Evergreen Acqco 1 LP/TVI, Inc.(1)	9.75	04/26/28	178,000	187,086
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	393,000	370,465
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	502,000	473,237
Foot Locker, Inc.(1)	4.00	10/01/29	164,000	140,857
Gap, Inc.(1)	3.63	10/01/29	302,000	275,016
Gap, Inc.(1)	3.88	10/01/31	302,000	265,105
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.38	01/15/29	210,000	196,937
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.75	01/15/32	210,000	185,980
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	11.50	08/15/29	220,000	224,950
Group 1 Automotive, Inc.(1)	4.00	08/15/28	312,000	296,318
Group 1 Automotive, Inc.(1)	6.38	01/15/30	185,000	188,498
Guitar Center, Inc.(1)	8.50	01/15/26	195,000	166,447
Ken Garff Automotive LLC(1)	4.88	09/15/28	163,000	156,818
Kohl’s Corp.	4.63	05/01/31	202,000	161,879
Kohl’s Corp.	5.55	07/17/45	164,000	103,652
LCM Investments Holdings II LLC(1)	4.88	05/01/29	405,000	384,496
LCM Investments Holdings II LLC(1)	8.25	08/01/31	340,000	357,277
Lithia Motors, Inc.(1)	3.88	06/01/29	322,000	299,036
Lithia Motors, Inc.(1)	4.38	01/15/31	220,000	202,741

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 19.1% (Continued)
Lithia Motors, Inc.(1)	4.63	12/15/27	$160,000	$155,447
Macy’s Retail Holdings LLC	4.30	02/15/43	100,000	69,422
Macy’s Retail Holdings LLC	4.50	12/15/34	140,000	115,003
Macy’s Retail Holdings LLC	5.13	01/15/42	98,000	72,454
Macy’s Retail Holdings LLC(1)	5.88	04/01/29	135,000	132,365
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	170,000	163,669
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	170,000	160,943
Michaels Cos, Inc.(1)	5.25	05/01/28	343,000	267,053
Michaels Cos, Inc.(1)	7.88	05/01/29	417,000	264,015
Nordstrom, Inc.	4.00	03/15/27	141,000	136,599
Nordstrom, Inc.	4.25	08/01/31	170,000	150,300
Nordstrom, Inc.	4.38	04/01/30	207,000	188,765
Nordstrom, Inc.	5.00	01/15/44	379,000	287,171
Nordstrom, Inc.	6.95	03/15/28	118,000	121,518
Penske Automotive Group, Inc.	3.75	06/15/29	205,000	189,752
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	472,000	452,853
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	460,000	459,008
QVC, Inc.	5.45	08/15/34	153,000	94,165
QVC, Inc.	5.95	03/15/43	122,000	67,293
QVC, Inc.(1)	6.88	04/15/29	250,000	208,759
Saks Global Enterprises LLC(1)	11.00	12/15/29	870,000	833,794
Sally Holdings LLC/Sally Capital, Inc.	6.75	03/01/32	240,000	241,994
Sonic Automotive, Inc.(1)	4.63	11/15/29	263,000	247,971
Sonic Automotive, Inc.(1)	4.88	11/15/31	200,000	184,592
Staples, Inc.(1)	12.75	01/15/30	330,000	258,219
Victoria’s Secret & Co.(1)	4.63	07/15/29	240,000	220,726
Victra Holdings LLC/Victra Finance Corp.(1)	8.75	09/15/29	185,000	196,146
				14,043,233
TOTAL CORPORATE BONDS (Cost – $71,447,045)				72,274,219

SHORT-TERM INVESTMENTS – 2.2%
TIME DEPOSITS – 2.2%
JP Morgan Chase, New York	3.68	02/03/25	1,647,374	1,647,374
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,647,374)				1,647,374

TOTAL INVESTMENTS – 100.6% (Cost – $73,094,419)				$73,921,593
OTHER ASSETS LESS LIABILITIES – (0.6)%				(423,219)
NET ASSETS – 100.0%				$73,498,374

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2025, amounts to $59,969,244 and represents 81.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.
(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of January 31, 2025.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$72,274,219	$–	$72,274,219
Time Deposits	–	1,647,374	–	1,647,374
Total Investments	$–	$73,921,593	$–	$73,921,593

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.9%
AGRICULTURE – 1.4%
Darling Ingredients, Inc.(1)	5.25	04/15/27	$133,000	$132,306
Darling Ingredients, Inc.(1)	6.00	06/15/30	277,000	275,871
Turning Point Brands, Inc.(1)	5.63	02/15/26	60,000	59,996
				468,173
BEVERAGES – 1.2%
Primo Water Holdings, Inc.(1)	4.38	04/30/29	207,000	195,744
Triton Water Holdings, Inc.(1)	6.25	04/01/29	197,000	195,838
				391,582
BUILDING MATERIALS – 0.6%
Masterbrand, Inc.(1)	7.00	07/15/32	195,000	199,508

CHEMICALS – 0.8%
Cerdia Finanz GmbH(1)	9.38	10/03/31	245,000	256,466

COSMETICS/PERSONAL CARE – 2.3%
Coty, Inc.(1)	5.00	04/15/26	94,000	93,937
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	4.75	01/15/29	130,000	125,421
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	6.63	07/15/30	215,000	219,801
Edgewell Personal Care Co.(1)	4.13	04/01/29	138,000	129,314
Edgewell Personal Care Co.(1)	5.50	06/01/28	207,000	204,278
Oriflame Investment Holding PLC(1)	5.13	05/04/26	130,000	14,163
				786,914
ELECTRIC – 30.5%
AES Corp.	6.95	07/15/55	140,000	137,153
AES Corp.	7.60	01/15/55	260,000	265,346
Algonquin Power & Utilities Corp.	4.75	01/18/82	207,000	197,705
Alpha Generation LLC(1)	6.75	10/15/32	275,000	278,226
Atlantica Sustainable Infrastructure PLC(1)	4.13	06/15/28	112,000	106,171
Calpine Corp.(1)	3.75	03/01/31	241,000	218,150
Calpine Corp.(1)	4.50	02/15/28	341,000	331,141
Calpine Corp.(1)	4.63	02/01/29	180,000	171,971
Calpine Corp.(1)	5.00	02/01/31	235,000	224,590
Calpine Corp.(1)	5.13	03/15/28	385,000	378,341
Clearway Energy Operating LLC(1)	3.75	02/15/31	250,000	221,582
Clearway Energy Operating LLC(1)	3.75	01/15/32	101,000	88,031
Clearway Energy Operating LLC(1)	4.75	03/15/28	230,000	222,752
DPL, Inc.	4.35	04/15/29	107,000	100,150
Edison International	7.88	06/15/54	120,000	112,294
Edison International	8.13	06/15/53	140,000	133,092
Electricite de France SA(1),(2)	9.13	–	410,000	466,697
Emera, Inc.	6.75	06/15/76	345,000	349,477
EUSHI Finance, Inc.	7.63	12/15/54	125,000	130,652
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	106,000	96,774
Lightning Power LLC(1)	7.25	08/15/32	410,000	423,770
NextEra Energy Operating Partners LP(1)	3.88	10/15/26	138,000	132,265
NextEra Energy Operating Partners LP(1)	4.50	09/15/27	149,000	141,507

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 30.5% (Continued)
NextEra Energy Operating Partners LP(1)	7.25	01/15/29	$205,000	$206,478
NRG Energy, Inc.(1)	3.38	02/15/29	141,000	129,133
NRG Energy, Inc.(1)	3.63	02/15/31	282,000	248,720
NRG Energy, Inc.(1)	3.88	02/15/32	140,000	123,084
NRG Energy, Inc.(1)	5.25	06/15/29	197,000	192,061
NRG Energy, Inc.	5.75	01/15/28	225,000	225,590
NRG Energy, Inc.(1)	5.75	07/15/29	210,000	207,388
NRG Energy, Inc.(1)	6.00	02/01/33	250,000	244,416
NRG Energy, Inc.(1)	6.25	11/01/34	260,000	256,351
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	171,000	161,781
PG&E Corp.	5.00	07/01/28	277,000	267,142
PG&E Corp.	5.25	07/01/30	272,000	255,970
PG&E Corp.	7.38	03/15/55	410,000	399,381
Talen Energy Supply LLC(1)	8.63	06/01/30	330,000	352,291
TransAlta Corp.	6.50	03/15/40	80,000	78,429
TransAlta Corp.	7.75	11/15/29	112,000	116,389
Vistra Operations Co. LLC(1)	4.38	05/01/29	341,000	323,957
Vistra Operations Co. LLC(1)	5.00	07/31/27	357,000	352,238
Vistra Operations Co. LLC(1)	5.50	09/01/26	272,000	272,101
Vistra Operations Co. LLC(1)	5.63	02/15/27	357,000	357,219
Vistra Operations Co. LLC(1)	6.88	04/15/32	275,000	283,174
Vistra Operations Co. LLC(1)	7.75	10/15/31	395,000	417,345
				10,398,475
ELECTRICAL COMPONENTS & EQUIPMENT – 1.3%
Energizer Holdings, Inc.(1)	4.38	03/31/29	218,000	204,045
Energizer Holdings, Inc.(1)	4.75	06/15/28	155,000	149,025
Energizer Holdings, Inc.(1)	6.50	12/31/27	85,000	86,279
				439,349
ENERGY-ALTERNATE SOURCES – 1.9%
Sunnova Energy Corp.(1)	5.88	09/01/26	102,000	83,375
Sunnova Energy Corp.(1)	11.75	10/01/28	120,000	83,993
TerraForm Power Operating LLC(1)	4.75	01/15/30	192,000	177,547
TerraForm Power Operating LLC(1)	5.00	01/31/28	192,000	185,163
Topaz Solar Farms LLC(1)	5.75	09/30/39	133,856	130,557
				660,635
FOOD – 25.7%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.25	03/15/26	203,000	199,399
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	373,000	343,478
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	373,000	366,657
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	272,000	261,615
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	202,000	201,866
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	205,000	209,005
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	7.50	03/15/26	165,000	165,352
Aragvi Finance International DAC(1)	11.13	11/20/29	145,000	143,771
B&G Foods, Inc.	5.25	09/15/27	149,000	141,565
B&G Foods, Inc.(1)	8.00	09/15/28	220,000	228,255
C&S Group Enterprises LLC(1)	5.00	12/15/28	112,000	96,190

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 25.7% (Continued)
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	$122,000	$118,666
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.63	07/01/29	135,000	141,090
Fiesta Purchaser, Inc.(1)	7.88	03/01/31	135,000	139,739
Fiesta Purchaser, Inc.(1)	9.63	09/15/32	125,000	130,551
Ingles Markets, Inc.(1)	4.00	06/15/31	91,000	81,432
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	9.00	02/15/29	275,000	286,171
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	265,000	245,725
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	195,000	177,617
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	137,000	134,339
Performance Food Group, Inc.(1)	4.25	08/01/29	277,000	260,767
Performance Food Group, Inc.(1)	5.50	10/15/27	287,000	285,718
Performance Food Group, Inc.(1)	6.13	09/15/32	275,000	275,922
Pilgrim’s Pride Corp.	3.50	03/01/32	245,000	212,349
Pilgrim’s Pride Corp.	4.25	04/15/31	235,000	218,329
Pilgrim’s Pride Corp.	6.25	07/01/33	265,000	272,124
Pilgrim’s Pride Corp.	6.88	05/15/34	140,000	149,920
Post Holdings, Inc.(1)	4.50	09/15/31	271,000	245,278
Post Holdings, Inc.(1)	4.63	04/15/30	383,000	356,592
Post Holdings, Inc.(1)	5.50	12/15/29	340,000	333,120
Post Holdings, Inc.(1)	6.25	02/15/32	270,000	270,541
Post Holdings, Inc.(1)	6.25	10/15/34	165,000	161,204
Post Holdings, Inc.(1)	6.38	03/01/33	330,000	325,848
Safeway, Inc.	7.25	02/01/31	70,000	73,570
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	235,000	219,233
TreeHouse Foods, Inc.	4.00	09/01/28	138,000	126,335
United Natural Foods, Inc.(1)	6.75	10/15/28	138,000	137,136
US Foods, Inc.(1)	4.63	06/01/30	138,000	130,717
US Foods, Inc.(1)	4.75	02/15/29	245,000	237,223
US Foods, Inc.(1)	5.75	04/15/33	135,000	131,577
US Foods, Inc.(1)	6.88	09/15/28	140,000	143,941
US Foods, Inc.(1)	7.25	01/15/32	140,000	145,476
Viking Baked Goods Acquisition Corp.(1)	8.63	11/01/31	250,000	245,029
				8,770,432
GAS – 1.3%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	143,000	136,324
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	182,000	180,835
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	135,000	134,042
				451,201
HOME FURNISHINGS – 1.2%
Tempur Sealy International, Inc.(1)	3.88	10/15/31	220,000	193,393
Tempur Sealy International, Inc.(1)	4.00	04/15/29	217,000	202,177
				395,570
HOUSEHOLD PRODUCTS/WARES – 2.1%
ACCO Brands Corp.(1)	4.25	03/15/29	160,000	148,014
Central Garden & Pet Co.	4.13	10/15/30	138,000	125,582
Central Garden & Pet Co.(1)	4.13	04/30/31	112,000	100,597

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOUSEHOLD PRODUCTS/WARES – 2.1% (Continued)
Central Garden & Pet Co.	5.13	02/01/28	$80,000	$78,565
Kronos Acquisition Holdings, Inc.(1)	8.25	06/30/31	150,000	142,922
Kronos Acquisition Holdings, Inc.(1)	10.75	06/30/32	125,000	111,062
				706,742
HOUSEWARES – 5.4%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(1)	9.50	10/15/29	210,000	209,419
Newell Brands, Inc.	5.70	04/01/26	336,000	337,321
Newell Brands, Inc.	6.38	09/15/27	139,000	141,925
Newell Brands, Inc.	6.38	05/15/30	210,000	213,150
Newell Brands, Inc.	6.63	09/15/29	133,000	136,682
Newell Brands, Inc.	6.63	05/15/32	135,000	136,671
Newell Brands, Inc.	6.88	04/01/36	107,000	109,581
Newell Brands, Inc.	7.00	04/01/46	190,000	183,467
Scotts Miracle-Gro Co.	4.00	04/01/31	135,000	119,892
Scotts Miracle-Gro Co.	4.38	02/01/32	110,000	98,317
Scotts Miracle-Gro Co.	4.50	10/15/29	105,000	98,867
Scotts Miracle-Gro Co.	5.25	12/15/26	70,000	69,677
				1,854,969
LEISURE TIME – 1.3%
Acushnet Co.(1)	7.38	10/15/28	95,000	98,768
Amer Sports Co.(1)	6.75	02/16/31	220,000	226,048
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	144,000	122,979
				447,795
PHARMACEUTICALS – 1.7%
BellRing Brands, Inc.(1)	7.00	03/15/30	230,000	238,701
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	160,000	108,981
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	12.25	04/15/29	220,000	231,215
				578,897
RETAIL – 19.2%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	208,000	192,333
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	422,000	403,103
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	793,000	718,726
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	207,000	199,290
1011778 BC ULC/New Red Finance, Inc.(1)	5.63	09/15/29	135,000	134,594
1011778 BC ULC/New Red Finance, Inc.(1)	6.13	06/15/29	330,000	334,773
Arko Corp.(1)	5.13	11/15/29	127,000	117,323
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	85,000	77,811
Brinker International, Inc.(1)	8.25	07/15/30	95,000	101,416
CEC Entertainment LLC(1)	6.75	05/01/26	172,000	172,305
eG Global Finance PLC(1)	12.00	11/30/28	300,000	336,631
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.38	04/01/26	175,000	174,803
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	229,000	216,393
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	101,000	58,812
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	213,000	210,728
Murphy Oil USA, Inc.(1)	3.75	02/15/31	137,000	122,085
Murphy Oil USA, Inc.	4.75	09/15/29	135,000	129,320

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 19.2% (Continued)
Murphy Oil USA, Inc.	5.63	05/01/27	$85,000	$84,886
Papa John’s International, Inc.(1)	3.88	09/15/29	112,000	101,823
Raising Cane’s Restaurants LLC(1)	9.38	05/01/29	135,000	144,752
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	177,000	161,117
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	100,000	99,711
Walgreens Boots Alliance, Inc.	3.20	04/15/30	135,000	112,214
Walgreens Boots Alliance, Inc.	3.45	06/01/26	395,000	384,821
Walgreens Boots Alliance, Inc.	4.10	04/15/50	170,000	113,152
Walgreens Boots Alliance, Inc.	4.50	11/18/34	85,000	67,894
Walgreens Boots Alliance, Inc.	4.65	06/01/46	85,000	56,357
Walgreens Boots Alliance, Inc.	4.80	11/18/44	180,000	135,138
Walgreens Boots Alliance, Inc.	8.13	08/15/29	210,000	212,453
Yum! Brands, Inc.	3.63	03/15/31	288,000	257,984
Yum! Brands, Inc.	4.63	01/31/32	303,000	282,397
Yum! Brands, Inc.(1)	4.75	01/15/30	209,000	200,811
Yum! Brands, Inc.	5.35	11/01/43	75,000	72,048
Yum! Brands, Inc.	5.38	04/01/32	275,000	269,195
Yum! Brands, Inc.	6.88	11/15/37	90,000	97,373
				6,554,572
TOTAL CORPORATE BONDS (Cost – $33,424,773)				33,361,280

SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
JP Morgan Chase, New York	3.68	02/03/25	122,103	122,103
TOTAL SHORT-TERM INVESTMENTS (Cost – $122,103)				122,103

TOTAL INVESTMENTS – 98.3% (Cost – $33,546,876)				$33,483,383
OTHER ASSETS LESS LIABILITIES – 1.7%				577,361
NET ASSETS – 100.0%				$34,060,744

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2025, amounts to $24,856,519 and represents 73.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$33,361,280	$–	$33,361,280
Time Deposits	–	122,103	–	122,103
Total Investments	$–	$33,483,383	$–	$33,483,383

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF

Portfolio of Investments

January 31, 2025 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
UNITED STATES(a) – 99.9%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	110,692	$4,172,280
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	75,093	2,842,991
BondBloxx USD High Yield Bond Energy Sector ETF	73,306	2,870,516
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	113,615	4,293,704
BondBloxx USD High Yield Bond Healthcare Sector ETF	66,571	2,331,183
BondBloxx USD High Yield Bond Industrial Sector ETF	189,646	7,260,882
BondBloxx USD High Yield Bond Telecom Media & Technology Sector ETF	184,430	6,445,866
TOTAL EXCHANGE-TRADED FUNDS (Cost – $29,400,198)		30,217,422

	Rate (%)	Maturity	Face Amount
SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
JP Morgan Chase, New York	3.68	02/03/25	$102,069	102,069
TOTAL SHORT-TERM INVESTMENTS (Cost – $102,069)				102,069

TOTAL INVESTMENTS – 100.2% (Cost – $29,502,267)				$30,319,491
OTHER ASSETS LESS LIABILITIES – (0.2)%				(75,020)
NET ASSETS – 100.0%				$30,244,471

(a)	Represents investments in Affiliated Funds.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx USD High Yield Bond Sector Rotation ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$30,217,422	$–	$–	$30,217,422
Time Deposits	–	102,069	–	102,069
Total Investments	$30,217,422	$102,069	$–	$30,319,491

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

AFFILIATE TRANSACTIONS

Investments in issuers considered to be affiliates of the fund during the year or period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Investment Company	Value as of October 31, 2024	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of January 31, 2025	Dividends	Shares as of January 31, 2025
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	$3,560,158	$594,176	$(62)	$23,455	$(5,447)	$4,172,280	$64,260	110,692
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	2,508,764	403,869	(649)	(15,248)	(53,745)	2,842,991	41,132	75,093
BondBloxx USD High Yield Bond Energy Sector ETF	2,829,791	194,588	(2,395)	28,921	(180,389)	2,870,516	43,446	73,306
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	3,949,306	393,670	(815)	37,109	(85,566)	4,293,704	69,395	113,615
BondBloxx USD High Yield Bond Healthcare Sector ETF	2,791,909	163,584	11,538	(20,724)	(615,124)	2,331,183	42,267	66,571
BondBloxx USD High Yield Bond Industrial Sector ETF	6,792,204	513,410	(359)	39,097	(83,470)	7,260,882	114,105	189,646
BondBloxx USD High Yield Bond Telecom Media & Technology Sector ETF	5,722,665	749,228	(501)	11,311	(36,837)	6,445,866	119,624	184,430
	$28,154,797	$3,012,525	$6,757	$103,921	$(1,060,578)	$30,217,422	$494,229	813,353

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.7%
ADVERTISING – 0.3%
Lamar Media Corp.	3.63	01/15/31	$50,000	$44,694
Lamar Media Corp.	3.75	02/15/28	55,000	52,433
Lamar Media Corp.	4.00	02/15/30	55,000	50,790
Lamar Media Corp.	4.88	01/15/29	45,000	43,743
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	7.38	02/15/31	45,000	47,189
				238,849
AEROSPACE/DEFENSE – 1.9%
AAR Escrow Issuer LLC(1)	6.75	03/15/29	60,000	61,391
Moog, Inc.(1)	4.25	12/15/27	55,000	52,893
Spirit AeroSystems, Inc.	3.85	06/15/26	25,000	24,586
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	85,000	91,494
TransDigm, Inc.(1)	6.00	01/15/33	155,000	153,047
TransDigm, Inc.(1)	6.38	03/01/29	285,000	288,212
TransDigm, Inc.(1)	6.63	03/01/32	215,000	218,939
TransDigm, Inc.(1)	6.75	08/15/28	190,000	193,604
TransDigm, Inc.(1)	6.88	12/15/30	145,000	148,655
TransDigm, Inc.(1)	7.13	12/01/31	94,000	97,184
				1,330,005
AGRICULTURE – 0.2%
Darling Ingredients, Inc.(1)	5.25	04/15/27	50,000	49,739
Darling Ingredients, Inc.(1)	6.00	06/15/30	95,000	94,613
				144,352
AIRLINES – 2.0%
Air Canada(1)	3.88	08/15/26	120,000	117,064
Allegiant Travel Co.(1)	7.25	08/15/27	45,000	45,453
American Airlines, Inc.(1)	7.25	02/15/28	84,000	86,020
American Airlines, Inc.(1)	8.50	05/15/29	105,000	110,689
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.50	04/20/26	125,000	125,014
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	305,000	304,465
JetBlue Airways Corp./JetBlue Loyalty LP(1)	9.88	09/20/31	200,000	211,576
United Airlines, Inc.(1)	4.38	04/15/26	200,000	197,248
United Airlines, Inc.(1)	4.63	04/15/29	185,000	177,737
				1,375,266
APPAREL – 0.5%
Kontoor Brands, Inc.(1)	4.13	11/15/29	35,000	32,565
Levi Strauss & Co.(1)	3.50	03/01/31	55,000	48,671
Under Armour, Inc.	3.25	06/15/26	55,000	53,441
VF Corp.	2.80	04/23/27	45,000	42,561
VF Corp.	2.95	04/23/30	65,000	56,811
VF Corp.	6.00	10/15/33	44,000	43,051
VF Corp.	6.45	11/01/37	25,000	24,478
William Carter Co.(1)	5.63	03/15/27	45,000	44,838
				346,416

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 0.5%
Allison Transmission, Inc.(1)	3.75	01/30/31	$100,000	$89,298
Allison Transmission, Inc.(1)	4.75	10/01/27	40,000	39,314
Allison Transmission, Inc.(1)	5.88	06/01/29	50,000	50,171
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	45,000	43,446
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	45,000	44,309
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	60,000	59,963
				326,501
AUTO PARTS & EQUIPMENT – 0.9%
Adient Global Holdings Ltd.(1)	7.00	04/15/28	45,000	45,633
Aptiv Swiss Holdings Ltd.	6.88	12/15/54	50,000	49,979
Dana, Inc.	4.25	09/01/30	60,000	56,956
Dana, Inc.	4.50	02/15/32	20,000	18,849
Dana, Inc.	5.38	11/15/27	45,000	44,844
Dana, Inc.	5.63	06/15/28	35,000	34,794
Phinia, Inc.(1)	6.63	10/15/32	50,000	50,140
Phinia, Inc.(1)	6.75	04/15/29	50,000	51,428
ZF North America Capital, Inc.(1)	6.75	04/23/30	90,000	88,498
ZF North America Capital, Inc.(1)	6.88	04/14/28	55,000	55,459
ZF North America Capital, Inc.(1)	6.88	04/23/32	70,000	67,501
ZF North America Capital, Inc.(1)	7.13	04/14/30	50,000	50,036
				614,117
BANKS – 1.3%
Banc of California	3.25	05/01/31	45,000	42,647
Dresdner Funding Trust I(1)	8.15	06/30/31	100,000	109,854
Intesa Sanpaolo SpA(1)	4.20	06/01/32	80,000	71,026
Intesa Sanpaolo SpA(1)	4.95	06/01/42	70,000	55,454
Popular, Inc.	7.25	03/13/28	35,000	36,514
Standard Chartered PLC(1),(2)	7.01	–	80,000	84,445
Texas Capital Bancshares, Inc.	4.00	05/06/31	35,000	33,611
UniCredit SpA(1)	5.46	06/30/35	150,000	146,220
UniCredit SpA(1)	5.86	06/19/32	90,000	90,061
UniCredit SpA(1)	7.30	04/02/34	125,000	131,046
Valley National Bancorp.	3.00	06/15/31	30,000	27,540
Western Alliance Bancorp.	3.00	06/15/31	60,000	57,230
				885,648
BUILDING MATERIALS – 2.7%
Boise Cascade Co.(1)	4.88	07/01/30	35,000	33,197
Builders FirstSource, Inc.(1)	4.25	02/01/32	125,000	112,801
Builders FirstSource, Inc.(1)	5.00	03/01/30	55,000	52,702
Builders FirstSource, Inc.(1)	6.38	06/15/32	60,000	60,818
Builders FirstSource, Inc.(1)	6.38	03/01/34	105,000	105,739
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.63	12/15/30	265,000	268,374
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.75	07/15/31	60,000	61,058
Knife River Corp.(1)	7.75	05/01/31	45,000	47,079
Louisiana-Pacific Corp.(1)	3.63	03/15/29	35,000	32,590
Masterbrand, Inc.(1)	7.00	07/15/32	70,000	71,618
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(1)	6.75	04/01/32	75,000	75,952

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BUILDING MATERIALS – 2.7% (Continued)
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	$110,000	$109,148
Smyrna Ready Mix Concrete LLC(1)	8.88	11/15/31	115,000	122,702
Standard Building Solutions, Inc.(1)	6.50	08/15/32	89,000	89,945
Standard Industries, Inc./NY(1)	3.38	01/15/31	100,000	87,617
Standard Industries, Inc./NY(1)	4.38	07/15/30	170,000	157,990
Standard Industries, Inc./NY(1)	4.75	01/15/28	115,000	111,970
Standard Industries, Inc./NY(1)	5.00	02/15/27	75,000	74,015
Summit Materials LLC/Summit Materials Finance Corp.(1)	5.25	01/15/29	60,000	60,742
Summit Materials LLC/Summit Materials Finance Corp.(1)	6.50	03/15/27	35,000	35,022
Summit Materials LLC/Summit Materials Finance Corp.(1)	7.25	01/15/31	65,000	70,159
				1,841,238
CHEMICALS – 2.3%
Ashland, Inc.(1)	3.38	09/01/31	50,000	43,021
Ashland, Inc.	6.88	05/15/43	30,000	31,225
Avient Corp.(1)	6.25	11/01/31	59,000	58,920
Avient Corp.(1)	7.13	08/01/30	65,000	66,784
Axalta Coating Systems Dutch Holding B BV(1)	7.25	02/15/31	65,000	67,774
Axalta Coating Systems LLC(1)	3.38	02/15/29	60,000	55,204
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	45,000	44,178
Element Solutions, Inc.(1)	3.88	09/01/28	70,000	66,879
HB Fuller Co.	4.00	02/15/27	50,000	48,363
INEOS Finance PLC(1)	6.75	05/15/28	35,000	35,307
INEOS Finance PLC(1)	7.50	04/15/29	75,000	76,576
INEOS Quattro Finance 2 PLC(1)	9.63	03/15/29	40,000	41,974
Ingevity Corp.(1)	3.88	11/01/28	55,000	51,051
Methanex Corp.	5.13	10/15/27	60,000	59,107
Methanex Corp.	5.25	12/15/29	70,000	68,209
Methanex Corp.	5.65	12/01/44	30,000	26,301
Methanex US Operations, Inc.(1)	6.25	03/15/32	60,000	59,922
Minerals Technologies, Inc.(1)	5.00	07/01/28	40,000	38,750
NOVA Chemicals Corp.(1)	4.25	05/15/29	45,000	42,228
NOVA Chemicals Corp.(1)	5.25	06/01/27	85,000	83,586
NOVA Chemicals Corp.(1)	7.00	12/01/31	50,000	50,486
NOVA Chemicals Corp.(1)	8.50	11/15/28	40,000	42,534
NOVA Chemicals Corp.(1)	9.00	02/15/30	85,000	90,781
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	35,000	32,571
OCI NV(1)	6.70	03/16/33	54,000	55,966
Olin Corp.	5.00	02/01/30	50,000	47,179
Olin Corp.	5.13	09/15/27	55,000	54,453
Olin Corp.	5.63	08/01/29	60,000	58,516
SNF Group SACA(1)	3.13	03/15/27	40,000	38,167
SNF Group SACA(1)	3.38	03/15/30	30,000	26,438
				1,562,450
COAL – 0.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(1)	8.63	06/15/29	40,000	42,279
Coronado Finance Pty Ltd.(1)	9.25	10/01/29	40,000	40,973
SunCoke Energy, Inc.(1)	4.88	06/30/29	45,000	41,536
				124,788

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 4.6%
ADT Security Corp.(1)	4.13	08/01/29	$100,000	$94,067
ADT Security Corp.(1)	4.88	07/15/32	75,000	69,846
Adtalem Global Education, Inc.(1)	5.50	03/01/28	40,000	39,408
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	6.13	10/15/26	50,000	50,123
AMN Healthcare, Inc.(1)	4.00	04/15/29	25,000	22,804
AMN Healthcare, Inc.(1)	4.63	10/01/27	60,000	58,175
Belron UK Finance PLC(1)	5.75	10/15/29	115,000	114,040
Block, Inc.	2.75	06/01/26	85,000	82,868
Block, Inc.	3.50	06/01/31	100,000	89,056
Block, Inc.(1)	6.50	05/15/32	200,000	204,672
Boost Newco Borrower LLC(1)	7.50	01/15/31	205,000	214,757
Brink’s Co.(1)	4.63	10/15/27	60,000	58,641
Brink’s Co.(1)	6.50	06/15/29	30,000	30,607
Brink’s Co.(1)	6.75	06/15/32	40,000	40,856
CoreCivic, Inc.	8.25	04/15/29	55,000	58,203
Dcli Bidco LLC(1)	7.75	11/15/29	50,000	51,467
Deluxe Corp.(1)	8.13	09/15/29	40,000	41,190
GEO Group, Inc.	8.63	04/15/29	60,000	63,391
Graham Holdings Co.(1)	5.75	06/01/26	35,000	35,040
Grand Canyon University	5.13	10/01/28	35,000	33,214
Herc Holdings, Inc.(1)	5.50	07/15/27	120,000	119,646
Herc Holdings, Inc.(1)	6.63	06/15/29	75,000	76,716
Korn Ferry(1)	4.63	12/15/27	35,000	34,113
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	105,000	99,198
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	5.75	04/15/26	125,000	125,400
Service Corp. International/US	3.38	08/15/30	75,000	66,604
Service Corp. International/US	4.00	05/15/31	85,000	76,850
Service Corp. International/US	4.63	12/15/27	50,000	49,163
Service Corp. International/US	5.13	06/01/29	70,000	68,588
Service Corp. International/US	5.75	10/15/32	89,000	87,564
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	4.63	11/01/26	35,000	34,647
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	6.75	08/15/32	120,000	123,296
TriNet Group, Inc.(1)	3.50	03/01/29	40,000	36,836
TriNet Group, Inc.(1)	7.13	08/15/31	40,000	41,089
United Rentals North America, Inc.	3.75	01/15/32	75,000	66,569
United Rentals North America, Inc.	3.88	11/15/27	80,000	77,246
United Rentals North America, Inc.	3.88	02/15/31	115,000	104,833
United Rentals North America, Inc.	4.00	07/15/30	70,000	64,866
United Rentals North America, Inc.	4.88	01/15/28	160,000	157,907
United Rentals North America, Inc.	5.25	01/15/30	75,000	74,118
United Rentals North America, Inc.	5.50	05/15/27	45,000	45,007
United Rentals North America, Inc.(1)	6.13	03/15/34	105,000	105,302
				3,187,983
COMPUTERS – 1.4%
ASGN, Inc.(1)	4.63	05/15/28	55,000	52,933
Crane NXT Co.	4.20	03/15/48	40,000	25,651
Crowdstrike Holdings, Inc.	3.00	02/15/29	65,000	59,753
Insight Enterprises, Inc.(1)	6.63	05/15/32	50,000	50,878

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 1.4% (Continued)
KBR, Inc.(1)	4.75	09/30/28	$25,000	$23,798
NCR Atleos Corp.(1)	9.50	04/01/29	135,000	147,178
Seagate HDD Cayman	4.09	06/01/29	45,000	42,429
Seagate HDD Cayman	4.13	01/15/31	32,000	29,281
Seagate HDD Cayman	4.88	06/01/27	50,000	49,291
Seagate HDD Cayman	5.75	12/01/34	50,000	48,717
Seagate HDD Cayman	8.25	12/15/29	50,000	53,670
Seagate HDD Cayman	8.50	07/15/31	40,000	42,857
Seagate HDD Cayman	9.63	12/01/32	80,850	91,975
Western Digital Corp.	4.75	02/15/26	230,000	228,800
				947,211
COSMETICS/PERSONAL CARE – 0.8%
Coty, Inc.(1)	5.00	04/15/26	46,000	45,969
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	4.75	01/15/29	40,000	38,591
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	6.63	07/15/30	75,000	76,675
Edgewell Personal Care Co.(1)	4.13	04/01/29	35,000	32,797
Edgewell Personal Care Co.(1)	5.50	06/01/28	75,000	74,014
Perrigo Finance Unlimited Co.	4.90	06/15/30	100,000	94,354
Perrigo Finance Unlimited Co.	4.90	12/15/44	25,000	19,399
Perrigo Finance Unlimited Co.	6.13	09/30/32	60,000	58,888
Prestige Brands, Inc.(1)	3.75	04/01/31	55,000	48,937
Prestige Brands, Inc.(1)	5.13	01/15/28	45,000	44,419
				534,043
DISTRIBUTION/WHOLESALE – 0.3%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	35,000	32,388
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	70,000	67,585
Resideo Funding, Inc.(1)	4.00	09/01/29	20,000	18,431
Resideo Funding, Inc.(1)	6.50	07/15/32	60,000	60,619
Ritchie Bros Holdings, Inc.(1)	6.75	03/15/28	60,000	61,564
				240,587
DIVERSIFIED FINANCIAL SERVICES – 6.1%
Acadian Asset Management, Inc.	4.80	07/27/26	25,000	24,747
Ally Financial, Inc.	6.65	01/17/40	45,000	44,526
Ally Financial, Inc.	6.70	02/14/33	55,000	56,579
Bread Financial Holdings, Inc.(1)	9.75	03/15/29	85,000	91,728
Burford Capital Global Finance LLC(1)	6.25	04/15/28	45,000	44,840
Burford Capital Global Finance LLC(1)	6.88	04/15/30	35,000	35,235
Burford Capital Global Finance LLC(1)	9.25	07/01/31	60,000	64,354
Credit Acceptance Corp.	6.63	03/15/26	45,000	45,079
Credit Acceptance Corp.(1)	9.25	12/15/28	55,000	58,675
Encore Capital Group, Inc.(1)	8.50	05/15/30	50,000	52,930
Encore Capital Group, Inc.(1)	9.25	04/01/29	45,000	48,282
GGAM Finance Ltd.(1)	5.88	03/15/30	35,000	34,738
GGAM Finance Ltd.(1)	6.88	04/15/29	50,000	51,140
GGAM Finance Ltd.(1)	7.75	05/15/26	40,000	40,655
GGAM Finance Ltd.(1)	8.00	02/15/27	60,000	62,000
GGAM Finance Ltd.(1)	8.00	06/15/28	60,000	63,331

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 6.1% (Continued)
Global Aircraft Leasing Co. Ltd.(1)	8.75	09/01/27	$110,000	$113,133
goeasy Ltd.(1)	6.88	05/15/30	35,000	35,567
goeasy Ltd.(1)	7.63	07/01/29	70,000	72,418
goeasy Ltd.(1)	9.25	12/01/28	50,000	53,429
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	75,000	70,880
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	100,000	99,580
Jane Street Group/JSG Finance, Inc.(1)	7.13	04/30/31	140,000	144,795
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	110,000	104,275
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	6.63	10/15/31	40,000	40,225
Jefferson Capital Holdings LLC(1)	6.00	08/15/26	30,000	29,958
Jefferson Capital Holdings LLC(1)	9.50	02/15/29	35,000	37,437
Midcap Financial Issuer Trust(1)	5.63	01/15/30	35,000	32,723
Midcap Financial Issuer Trust(1)	6.50	05/01/28	95,000	93,525
Nationstar Mortgage Holdings, Inc.(1)	5.00	02/01/26	45,000	44,744
Navient Corp.	4.88	03/15/28	50,000	47,917
Navient Corp.	5.00	03/15/27	60,000	58,996
Navient Corp.	5.50	03/15/29	70,000	67,171
Navient Corp.	5.63	08/01/33	60,000	53,010
Navient Corp.	6.75	06/15/26	55,000	55,979
Navient Corp.	9.38	07/25/30	55,000	59,935
Navient Corp.	11.50	03/15/31	55,000	62,534
OneMain Finance Corp.	3.50	01/15/27	60,000	57,771
OneMain Finance Corp.	3.88	09/15/28	45,000	42,070
OneMain Finance Corp.	4.00	09/15/30	90,000	80,706
OneMain Finance Corp.	5.38	11/15/29	80,000	77,701
OneMain Finance Corp.	6.63	01/15/28	70,000	71,187
OneMain Finance Corp.	6.63	05/15/29	75,000	76,292
OneMain Finance Corp.	7.13	03/15/26	145,000	147,987
OneMain Finance Corp.	7.13	11/15/31	88,000	90,566
OneMain Finance Corp.	7.50	05/15/31	70,000	72,857
OneMain Finance Corp.	7.88	03/15/30	85,000	89,484
OneMain Finance Corp.	9.00	01/15/29	75,000	79,711
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	60,000	56,202
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	60,000	57,454
PennyMac Financial Services, Inc.(1)	7.13	11/15/30	70,000	71,676
PennyMac Financial Services, Inc.(1)	7.88	12/15/29	65,000	68,111
PRA Group, Inc.(1)	5.00	10/01/29	35,000	32,402
PRA Group, Inc.(1)	8.38	02/01/28	30,000	30,924
PRA Group, Inc.(1)	8.88	01/31/30	60,000	62,846
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	100,000	95,475
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	85,000	77,753
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	125,000	110,539
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	90,000	76,165
SLM Corp.	3.13	11/02/26	45,000	43,299
StoneX Group, Inc.(1)	7.88	03/01/31	50,000	52,692
Synchrony Financial	7.25	02/02/33	75,000	78,511
United Wholesale Mortgage LLC(1)	5.50	04/15/29	80,000	77,622

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 6.1% (Continued)
United Wholesale Mortgage LLC(1)	5.75	06/15/27	$45,000	$44,763
UWM Holdings LLC(1)	6.63	02/01/30	85,000	85,234
				4,205,070
ELECTRIC – 4.9%
AES Corp.	6.95	07/15/55	50,000	48,983
AES Corp.	7.60	01/15/55	80,000	81,645
Algonquin Power & Utilities Corp.	4.75	01/18/82	75,000	71,632
Atlantica Sustainable Infrastructure PLC(1)	4.13	06/15/28	50,000	47,398
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(1)	6.38	02/15/32	65,000	64,099
Calpine Corp.(1)	3.75	03/01/31	90,000	81,467
Calpine Corp.(1)	4.50	02/15/28	125,000	121,386
Clearway Energy Operating LLC(1)	3.75	02/15/31	95,000	84,201
Clearway Energy Operating LLC(1)	3.75	01/15/32	35,000	30,506
Clearway Energy Operating LLC(1)	4.75	03/15/28	80,000	77,479
DPL, Inc.	4.35	04/15/29	60,000	56,159
Edison International	7.88	06/15/54	45,000	42,110
Edison International	8.13	06/15/53	50,000	47,533
Electricite de France SA(1),(2)	9.13	–	155,000	176,434
Emera, Inc.	6.75	06/15/76	120,000	121,557
EUSHI Finance, Inc.	7.63	12/15/54	55,000	57,487
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	40,000	36,518
Lightning Power LLC(1)	7.25	08/15/32	150,000	155,038
NextEra Energy Operating Partners LP(1)	3.88	10/15/26	55,000	52,714
NextEra Energy Operating Partners LP(1)	4.50	09/15/27	60,000	56,983
NextEra Energy Operating Partners LP(1)	7.25	01/15/29	65,000	65,469
NRG Energy, Inc.(1)	3.38	02/15/29	50,000	45,792
NRG Energy, Inc.(1)	3.63	02/15/31	100,000	88,199
NRG Energy, Inc.(1)	3.88	02/15/32	45,000	39,563
NRG Energy, Inc.(1)	5.25	06/15/29	80,000	77,994
NRG Energy, Inc.	5.75	01/15/28	90,000	90,236
NRG Energy, Inc.(1)	5.75	07/15/29	60,000	59,254
NRG Energy, Inc.(1)	6.00	02/01/33	90,000	87,990
NRG Energy, Inc.(1)	6.25	11/01/34	100,000	98,597
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	65,000	61,496
PG&E Corp.	5.00	07/01/28	90,000	86,797
PG&E Corp.	5.25	07/01/30	110,000	103,517
Talen Energy Supply LLC(1)	8.63	06/01/30	110,000	117,430
Terraform Global Operating LP(1)	6.13	03/01/26	15,000	14,944
TransAlta Corp.	6.50	03/15/40	35,000	34,312
TransAlta Corp.	7.75	11/15/29	35,000	36,372
Vistra Operations Co. LLC(1)	4.38	05/01/29	125,000	118,753
Vistra Operations Co. LLC(1)	5.00	07/31/27	115,000	113,466
Vistra Operations Co. LLC(1)	5.50	09/01/26	100,000	100,037
Vistra Operations Co. LLC(1)	5.63	02/15/27	125,000	125,077
Vistra Operations Co. LLC(1)	6.88	04/15/32	100,000	102,972
Vistra Operations Co. LLC(1)	7.75	10/15/31	155,000	163,768
				3,343,364

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.5%
EnerSys(1)	4.38	12/15/27	$40,000	$38,669
EnerSys(1)	6.63	01/15/32	25,000	25,348
WESCO Distribution, Inc.(1)	6.38	03/15/29	80,000	81,598
WESCO Distribution, Inc.(1)	6.63	03/15/32	85,000	87,012
WESCO Distribution, Inc.(1)	7.25	06/15/28	135,000	137,647
				370,274
ELECTRONICS – 1.0%
Atkore, Inc.(1)	4.25	06/01/31	35,000	31,422
Coherent Corp.(1)	5.00	12/15/29	100,000	96,313
Imola Merger Corp.(1)	4.75	05/15/29	200,000	190,908
Sensata Technologies BV(1)	4.00	04/15/29	125,000	115,798
Sensata Technologies BV(1)	5.88	09/01/30	55,000	54,163
Sensata Technologies, Inc.(1)	3.75	02/15/31	90,000	79,489
Sensata Technologies, Inc.(1)	4.38	02/15/30	30,000	27,803
Sensata Technologies, Inc.(1)	6.63	07/15/32	25,000	25,183
TTM Technologies, Inc.(1)	4.00	03/01/29	45,000	42,249
				663,328
ENERGY-ALTERNATE SOURCES – 0.3%
TerraForm Power Operating LLC(1)	4.75	01/15/30	65,000	60,107
TerraForm Power Operating LLC(1)	5.00	01/31/28	65,000	62,685
Topaz Solar Farms LLC(1)	5.75	09/30/39	54,252	52,915
				175,707
ENGINEERING & CONSTRUCTION – 0.4%
AECOM	5.13	03/15/27	90,000	89,560
Dycom Industries, Inc.(1)	4.50	04/15/29	45,000	42,421
Fluor Corp.	4.25	09/15/28	55,000	52,845
TopBuild Corp.(1)	3.63	03/15/29	40,000	37,016
TopBuild Corp.(1)	4.13	02/15/32	45,000	40,287
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	40,000	38,480
				300,609
ENTERTAINMENT – 2.0%
Caesars Entertainment, Inc.(1)	6.50	02/15/32	140,000	141,831
Caesars Entertainment, Inc.(1)	7.00	02/15/30	200,000	206,275
International Game Technology PLC(1)	4.13	04/15/26	70,000	69,319
International Game Technology PLC(1)	5.25	01/15/29	80,000	78,772
International Game Technology PLC(1)	6.25	01/15/27	80,000	81,161
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	55,000	52,632
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	115,000	116,997
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	95,000	84,555
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	40,000	34,132
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	45,000	46,677
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.(1)	6.63	05/01/32	75,000	76,672
Speedway Motorsports LLC/Speedway Funding II, Inc.(1)	4.88	11/01/27	40,000	38,893
Vail Resorts, Inc.(1)	6.50	05/15/32	65,000	65,970
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	70,000	67,894

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 2.0% (Continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	6.25	03/15/33	$80,000	$79,299
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	100,000	104,626
				1,345,705
ENVIRONMENTAL CONTROL – 0.5%
Clean Harbors, Inc.(1)	4.88	07/15/27	55,000	54,364
Clean Harbors, Inc.(1)	5.13	07/15/29	30,000	29,127
Clean Harbors, Inc.(1)	6.38	02/01/31	55,000	55,838
GFL Environmental, Inc.(1)	3.50	09/01/28	70,000	66,059
GFL Environmental, Inc.(1)	5.13	12/15/26	45,000	44,844
GFL Environmental, Inc.(1)	6.75	01/15/31	105,000	109,059
				359,291
FOOD – 2.7%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.25	03/15/26	70,000	68,758
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	140,000	128,920
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	120,000	117,959
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	100,000	96,182
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	85,000	84,943
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	70,000	71,368
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	7.50	03/15/26	60,000	60,128
Ingles Markets, Inc.(1)	4.00	06/15/31	40,000	35,794
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	95,000	88,090
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	75,000	68,314
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	40,000	39,223
Performance Food Group, Inc.(1)	4.25	08/01/29	90,000	84,726
Performance Food Group, Inc.(1)	5.50	10/15/27	110,000	109,509
Performance Food Group, Inc.(1)	6.13	09/15/32	110,000	110,369
Pilgrim’s Pride Corp.	3.50	03/01/32	105,000	91,007
Pilgrim’s Pride Corp.	4.25	04/15/31	75,000	69,679
Pilgrim’s Pride Corp.	6.25	07/01/33	95,000	97,554
Pilgrim’s Pride Corp.	6.88	05/15/34	45,000	48,189
Post Holdings, Inc.(1)	6.25	02/15/32	90,000	90,180
Safeway, Inc.	7.25	02/01/31	25,000	26,275
US Foods, Inc.(1)	4.63	06/01/30	45,000	42,625
US Foods, Inc.(1)	4.75	02/15/29	80,000	77,461
US Foods, Inc.(1)	5.75	04/15/33	60,000	58,478
US Foods, Inc.(1)	6.88	09/15/28	60,000	61,689
US Foods, Inc.(1)	7.25	01/15/32	45,000	46,760
				1,874,180
GAS – 0.1%
AltaGas Ltd.(1)	7.20	10/15/54	90,000	90,657

HEALTHCARE-PRODUCTS – 1.5%
Avantor Funding, Inc.(1)	3.88	11/01/29	85,000	78,751
Avantor Funding, Inc.(1)	4.63	07/15/28	150,000	145,154
Hologic, Inc.(1)	3.25	02/15/29	80,000	73,624
Hologic, Inc.(1)	4.63	02/01/28	50,000	48,947
Medline Borrower LP(1)	3.88	04/01/29	455,000	424,927

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-PRODUCTS – 1.5% (Continued)
Medline Borrower LP/Medline Co.-Issuer, Inc.(1)	6.25	04/01/29	$135,000	$137,345
Teleflex, Inc.(1)	4.25	06/01/28	40,000	38,514
Teleflex, Inc.	4.63	11/15/27	60,000	58,947
				1,006,209
HEALTHCARE-SERVICES – 3.4%
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	45,000	41,595
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	55,000	49,479
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	55,000	52,657
DaVita, Inc.(1)	3.75	02/15/31	135,000	118,886
DaVita, Inc.(1)	4.63	06/01/30	290,000	270,010
DaVita, Inc.(1)	6.88	09/01/32	90,000	91,342
Encompass Health Corp.	4.50	02/01/28	85,000	83,055
Encompass Health Corp.	4.63	04/01/31	35,000	32,780
Encompass Health Corp.	4.75	02/01/30	75,000	72,194
Fortrea Holdings, Inc.(1)	7.50	07/01/30	50,000	50,259
IQVIA, Inc.(1)	5.00	10/15/26	95,000	94,672
IQVIA, Inc.(1)	5.00	05/15/27	125,000	123,905
IQVIA, Inc.(1)	6.50	05/15/30	45,000	45,955
Molina Healthcare, Inc.(1)	3.88	11/15/30	55,000	49,888
Molina Healthcare, Inc.(1)	3.88	05/15/32	65,000	57,224
Molina Healthcare, Inc.(1)	4.38	06/15/28	98,000	94,290
Molina Healthcare, Inc.(1)	6.25	01/15/33	70,000	69,563
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	40,000	38,368
Tenet Healthcare Corp.	4.25	06/01/29	128,000	121,054
Tenet Healthcare Corp.	4.38	01/15/30	150,000	140,453
Tenet Healthcare Corp.	4.63	06/15/28	65,000	62,898
Tenet Healthcare Corp.	5.13	11/01/27	150,000	148,481
Tenet Healthcare Corp.	6.13	06/15/30	190,000	190,922
Tenet Healthcare Corp.	6.75	05/15/31	135,000	138,287
Toledo Hospital	4.98	11/15/45	25,000	18,707
Toledo Hospital	5.33	11/15/28	35,000	34,445
Toledo Hospital	6.02	11/15/48	40,000	35,550
				2,326,919
HOLDING COMPANIES-DIVERS – 0.2%
Benteler International AG(1)	10.50	05/15/28	40,000	42,562
Stena International SA(1)	7.25	01/15/31	80,000	81,837
Stena International SA(1)	7.63	02/15/31	35,000	36,270
				160,669
HOME BUILDERS – 1.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	25,000	23,241
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	50,000	46,087
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	6.63	01/15/28	25,000	25,107
Century Communities, Inc.(1)	3.88	08/15/29	50,000	45,581
Century Communities, Inc.	6.75	06/01/27	40,000	40,311
Dream Finders Homes, Inc.(1)	8.25	08/15/28	30,000	31,090
Forestar Group, Inc.(1)	3.85	05/15/26	35,000	34,218
Forestar Group, Inc.(1)	5.00	03/01/28	30,000	29,124

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 1.6% (Continued)
Installed Building Products, Inc.(1)	5.75	02/01/28	$30,000	$29,608
KB Home	4.00	06/15/31	40,000	35,856
KB Home	4.80	11/15/29	35,000	33,593
KB Home	6.88	06/15/27	25,000	25,756
KB Home	7.25	07/15/30	35,000	36,208
LGI Homes, Inc.(1)	4.00	07/15/29	40,000	36,362
LGI Homes, Inc.(1)	7.00	11/15/32	40,000	39,834
LGI Homes, Inc.(1)	8.75	12/15/28	30,000	31,809
M/I Homes, Inc.	3.95	02/15/30	40,000	36,720
M/I Homes, Inc.	4.95	02/01/28	30,000	29,546
Mattamy Group Corp.(1)	4.63	03/01/30	50,000	46,718
Mattamy Group Corp.(1)	5.25	12/15/27	45,000	44,123
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	40,000	38,741
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	40,000	38,072
STL Holding Co. LLC(1)	8.75	02/15/29	25,000	26,790
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	50,000	48,371
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	45,000	45,240
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	45,000	45,422
Thor Industries, Inc.(1)	4.00	10/15/29	55,000	50,311
Tri Pointe Homes, Inc.	5.70	06/15/28	55,000	54,949
Winnebago Industries, Inc.(1)	6.25	07/15/28	30,000	29,868
				1,078,656
HOME FURNISHINGS – 0.2%
Tempur Sealy International, Inc.(1)	3.88	10/15/31	80,000	70,325
Tempur Sealy International, Inc.(1)	4.00	04/15/29	80,000	74,535
				144,860
HOUSEHOLD PRODUCTS/WARES – 0.2%
Central Garden & Pet Co.	4.13	10/15/30	35,000	31,851
Central Garden & Pet Co.(1)	4.13	04/30/31	55,000	49,400
Central Garden & Pet Co.	5.13	02/01/28	30,000	29,462
				110,713
HOUSEWARES – 0.7%
Newell Brands, Inc.	5.70	04/01/26	103,000	103,405
Newell Brands, Inc.	6.38	09/15/27	60,000	61,263
Newell Brands, Inc.	6.38	05/15/30	85,000	86,275
Newell Brands, Inc.	6.63	09/15/29	55,000	56,523
Newell Brands, Inc.	6.63	05/15/32	40,000	40,495
Newell Brands, Inc.	6.88	04/01/36	35,000	35,844
Newell Brands, Inc.	7.00	04/01/46	70,000	67,593
				451,398
INSURANCE – 0.9%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves(1)	7.88	11/01/29	75,000	75,689
Assurant, Inc.	7.00	03/27/48	45,000	45,807
Constellation Insurance, Inc.(1)	6.63	05/01/31	25,000	24,770
Constellation Insurance, Inc.(1)	6.80	01/24/30	35,000	34,460

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 0.9% (Continued)
Global Atlantic Fin Co.(1)	4.70	10/15/51	$80,000	$77,228
Global Atlantic Fin Co.(1)	7.95	10/15/54	55,000	57,661
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	50,000	47,850
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	110,000	69,218
Liberty Mutual Group, Inc.(1)	7.80	03/15/37	20,000	22,254
Ryan Specialty LLC(1)	4.38	02/01/30	54,000	51,017
Ryan Specialty LLC(1)	5.88	08/01/32	110,000	109,070
Wilton RE Ltd.(1),(2)	6.00	–	40,000	39,841
				654,865
INTERNET – 1.5%
Cogent Communications Group LLC(1)	3.50	05/01/26	55,000	53,764
Gen Digital, Inc.(1)	6.75	09/30/27	95,000	96,663
Gen Digital, Inc.(1)	7.13	09/30/30	59,000	60,756
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	75,000	69,399
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	60,000	59,506
Match Group Holdings II LLC(1)	3.63	10/01/31	45,000	38,649
Match Group Holdings II LLC(1)	4.13	08/01/30	50,000	45,203
Match Group Holdings II LLC(1)	4.63	06/01/28	60,000	57,794
Match Group Holdings II LLC(1)	5.00	12/15/27	40,000	39,229
Match Group Holdings II LLC(1)	5.63	02/15/29	30,000	29,708
Rakuten Group, Inc.(1)	9.75	04/15/29	180,000	196,928
Rakuten Group, Inc.(1)	11.25	02/15/27	185,000	202,422
Wayfair LLC(1)	7.25	10/31/29	75,000	76,718
Ziff Davis, Inc.(1)	4.63	10/15/30	35,000	32,032
				1,058,771
INVESTMENT COMPANIES – 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	65,000	56,227
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	130,000	126,117
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	68,000	67,950
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.00	06/15/30	90,000	88,698
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.75	01/15/29	85,000	87,358
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(1)	10.00	11/15/29	40,000	40,882
Prospect Capital Corp.	3.36	11/15/26	25,000	23,497
Prospect Capital Corp.	3.44	10/15/28	25,000	22,090
				512,819
IRON/STEEL – 1.6%
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	65,000	65,561
Carpenter Technology Corp.	6.38	07/15/28	30,000	30,167
Carpenter Technology Corp.	7.63	03/15/30	30,000	31,004
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	40,000	37,417
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	40,000	36,270
Cleveland-Cliffs, Inc.	5.88	06/01/27	50,000	50,099
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	70,000	69,763
Cleveland-Cliffs, Inc.(1)	6.88	11/01/29	85,000	85,351
Cleveland-Cliffs, Inc.(1)	7.00	03/15/32	133,000	132,840
Cleveland-Cliffs, Inc.(1)	7.38	05/01/33	95,000	94,551
Commercial Metals Co.	3.88	02/15/31	55,000	49,385

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
IRON/STEEL – 1.6% (Continued)
Commercial Metals Co.	4.13	01/15/30	$30,000	$27,903
Mineral Resources Ltd.(1)	8.00	11/01/27	75,000	76,919
Mineral Resources Ltd.(1)	8.13	05/01/27	78,000	78,512
Mineral Resources Ltd.(1)	8.50	05/01/30	50,000	51,782
Mineral Resources Ltd.(1)	9.25	10/01/28	100,000	105,890
United States Steel Corp.	6.65	06/01/37	25,000	24,997
United States Steel Corp.	6.88	03/01/29	39,000	39,542
				1,087,953
LEISURE TIME – 3.3%
Acushnet Co.(1)	7.38	10/15/28	30,000	31,190
Amer Sports Co.(1)	6.75	02/16/31	70,000	71,925
Carnival Corp.(1)	5.75	03/01/27	265,000	265,720
Carnival Corp.(1)	6.00	05/01/29	200,000	200,512
Carnival Corp.(1)	7.63	03/01/26	136,000	136,320
Carnival Corp.(1)	10.50	06/01/30	120,000	128,258
Carnival Holdings Bermuda Ltd.(1)	10.38	05/01/28	180,000	191,678
Life Time, Inc.(1)	6.00	11/15/31	50,000	50,040
NCL Corp. Ltd.(1)	5.88	02/15/27	90,000	90,469
NCL Corp. Ltd.(1)	8.13	01/15/29	75,000	79,686
Royal Caribbean Cruises Ltd.	3.70	03/15/28	65,000	62,233
Royal Caribbean Cruises Ltd.(1)	4.25	07/01/26	70,000	69,084
Royal Caribbean Cruises Ltd.(1)	5.38	07/15/27	100,000	100,090
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	100,000	100,185
Royal Caribbean Cruises Ltd.(1)	5.50	04/01/28	140,000	140,502
Royal Caribbean Cruises Ltd.(1)	5.63	09/30/31	155,000	153,948
Royal Caribbean Cruises Ltd.(1)	6.00	02/01/33	175,000	176,495
Royal Caribbean Cruises Ltd.(1)	6.25	03/15/32	120,000	122,171
Royal Caribbean Cruises Ltd.	7.50	10/15/27	30,000	31,785
Viking Ocean Cruises Ship VII Ltd.(1)	5.63	02/15/29	30,000	29,720
VOC Escrow Ltd.(1)	5.00	02/15/28	65,000	63,540
				2,295,551
LODGING – 2.4%
Boyd Gaming Corp.	4.75	12/01/27	85,000	83,562
Boyd Gaming Corp.(1)	4.75	06/15/31	95,000	88,691
Genting New York LLC/GENNY Capital, Inc.(1)	7.25	10/01/29	55,000	56,584
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	135,000	118,788
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	85,000	79,421
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	120,000	109,463
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	90,000	87,218
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	55,000	55,078
Hilton Domestic Operating Co., Inc.(1)	5.88	04/01/29	64,000	64,495
Hilton Domestic Operating Co., Inc.(1)	5.88	03/15/33	90,000	89,468
Hilton Domestic Operating Co., Inc.(1)	6.13	04/01/32	50,000	50,490
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	6.63	01/15/32	80,000	81,105
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	50,000	49,673
MGM Resorts International	4.63	09/01/26	35,000	34,709
MGM Resorts International	4.75	10/15/28	75,000	72,841

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 2.4% (Continued)
MGM Resorts International	5.50	04/15/27	$60,000	$60,103
MGM Resorts International	6.13	09/15/29	60,000	60,085
MGM Resorts International	6.50	04/15/32	100,000	100,143
Travel + Leisure Co.(1)	4.50	12/01/29	55,000	52,145
Travel + Leisure Co.(1)	4.63	03/01/30	35,000	32,841
Travel + Leisure Co.	6.00	04/01/27	40,000	40,321
Travel + Leisure Co.(1)	6.63	07/31/26	70,000	71,173
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	45,000	43,266
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	90,000	89,548
				1,671,211
MACHINERY-CONSTRUCTION & MINING – 0.4%
BWX Technologies, Inc.(1)	4.13	06/30/28	35,000	33,212
BWX Technologies, Inc.(1)	4.13	04/15/29	45,000	42,397
Terex Corp.(1)	5.00	05/15/29	75,000	72,221
Terex Corp.(1)	6.25	10/15/32	60,000	59,388
Vertiv Group Corp.(1)	4.13	11/15/28	85,000	80,800
				288,018
MACHINERY-DIVERSIFIED – 0.4%
ATS Corp.(1)	4.13	12/15/28	40,000	37,413
Chart Industries, Inc.(1)	7.50	01/01/30	130,000	135,978
Esab Corp.(1)	6.25	04/15/29	75,000	76,103
Mueller Water Products, Inc.(1)	4.00	06/15/29	45,000	42,055
				291,549
MEDIA – 6.1%
AMC Networks, Inc.(1)	10.25	01/15/29	90,000	96,160
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	170,000	150,928
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	110,000	89,951
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	135,000	122,913
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	150,000	130,212
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	95,000	80,693
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	165,000	152,937
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	75,000	66,807
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	145,000	141,260
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	165,000	162,056
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	90,000	87,043
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	40,000	39,883
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	75,000	75,094
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	60,000	61,466
Directv Financing LLC(1)	8.88	02/01/30	80,000	79,200
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	355,000	351,776
Gray Media, Inc.(1)	10.50	07/15/29	127,000	133,055
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	85,000	69,141
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	115,000	105,348
Nexstar Media, Inc.(1)	4.75	11/01/28	95,000	89,660
Nexstar Media, Inc.(1)	5.63	07/15/27	170,000	167,776
Paramount Global	6.25	02/28/57	55,000	52,621
Paramount Global	6.38	03/30/62	100,000	97,568

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 6.1% (Continued)
Sirius XM Radio LLC(1)	3.13	09/01/26	$100,000	$96,771
Sirius XM Radio LLC(1)	3.88	09/01/31	150,000	129,290
Sirius XM Radio LLC(1)	4.00	07/15/28	180,000	168,467
Sirius XM Radio LLC(1)	4.13	07/01/30	160,000	143,116
Sirius XM Radio LLC(1)	5.00	08/01/27	150,000	147,410
Sirius XM Radio LLC(1)	5.50	07/01/29	110,000	107,184
Sunrise FinCo I BV(1)	4.88	07/15/31	110,000	102,178
TEGNA, Inc.	4.63	03/15/28	95,000	91,346
TEGNA, Inc.(1)	4.75	03/15/26	60,000	59,703
TEGNA, Inc.	5.00	09/15/29	100,000	94,033
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	90,000	79,900
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	143,000	137,044
VZ Secured Financing BV(1)	5.00	01/15/32	155,000	138,669
Ziggo BV(1)	4.88	01/15/30	95,000	89,064
				4,187,723
METAL FABRICATE/HARDWARE – 0.2%
Advanced Drainage Systems, Inc.(1)	5.00	09/30/27	35,000	34,556
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	50,000	50,505
Vallourec SACA(1)	7.50	04/15/32	85,000	88,691
				173,752
MINING – 1.7%
Alcoa Nederland Holding BV(1)	4.13	03/31/29	55,000	51,745
Alcoa Nederland Holding BV(1)	5.50	12/15/27	75,000	74,709
Alcoa Nederland Holding BV(1)	6.13	05/15/28	45,000	45,364
Alcoa Nederland Holding BV(1)	7.13	03/15/31	70,000	72,671
Arsenal AIC Parent LLC(1)	8.00	10/01/30	65,000	67,660
Constellium SE(1)	3.75	04/15/29	64,000	58,401
Constellium SE(1)	5.63	06/15/28	40,000	39,271
Constellium SE(1)	6.38	08/15/32	20,000	19,732
FMG Resources August 2006 Pty Ltd.(1)	4.38	04/01/31	155,000	141,565
FMG Resources August 2006 Pty Ltd.(1)	4.50	09/15/27	55,000	53,656
FMG Resources August 2006 Pty Ltd.(1)	5.88	04/15/30	75,000	74,207
FMG Resources August 2006 Pty Ltd.(1)	6.13	04/15/32	70,000	69,593
Novelis Corp.(1)	3.25	11/15/26	75,000	72,542
Novelis Corp.(1)	3.88	08/15/31	70,000	61,380
Novelis Corp.(1)	4.75	01/30/30	170,000	159,842
Novelis, Inc.(1)	6.88	01/30/30	75,000	76,838
Perenti Finance Pty Ltd.(1)	7.50	04/26/29	40,000	41,737
				1,180,913
MISCELLANEOUS MANUFACTURER – 0.4%
Amsted Industries, Inc.(1)	4.63	05/15/30	35,000	32,905
Amsted Industries, Inc.(1)	5.63	07/01/27	45,000	44,731
Enpro, Inc.	5.75	10/15/26	35,000	34,931
Hillenbrand, Inc.	3.75	03/01/31	35,000	30,977
Hillenbrand, Inc.	5.00	09/15/26	35,000	34,760
Hillenbrand, Inc.	6.25	02/15/29	40,000	40,404
Trinity Industries, Inc.(1)	7.75	07/15/28	54,000	56,200
				274,908

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OFFICE FURNISHINGS – 0.1%
Steelcase, Inc.	5.13	01/18/29	$40,000	$38,604

OFFICE/BUSINESS EQUIPMENT – 0.1%
Zebra Technologies Corp.(1)	6.50	06/01/32	50,000	51,171

OIL & GAS – 6.1%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	40,000	39,388
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	10/15/32	50,000	50,455
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	8.25	12/31/28	40,000	40,852
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	40,000	49,520
Baytex Energy Corp.(1)	7.38	03/15/32	55,000	54,244
Baytex Energy Corp.(1)	8.50	04/30/30	75,000	77,328
Chord Energy Corp.(1)	6.38	06/01/26	35,000	35,032
Civitas Resources, Inc.(1)	5.00	10/15/26	40,000	39,814
Civitas Resources, Inc.(1)	8.38	07/01/28	115,000	120,419
Civitas Resources, Inc.(1)	8.63	11/01/30	110,000	116,683
Civitas Resources, Inc.(1)	8.75	07/01/31	140,000	147,828
CNX Resources Corp.(1)	6.00	01/15/29	45,000	44,631
CNX Resources Corp.(1)	7.25	03/01/32	25,000	25,510
CNX Resources Corp.(1)	7.38	01/15/31	85,000	87,284
Crescent Energy Finance LLC(1)	7.38	01/15/33	100,000	99,891
Crescent Energy Finance LLC(1)	7.63	04/01/32	115,000	115,888
Crescent Energy Finance LLC(1)	9.25	02/15/28	95,000	99,584
Diamond Foreign Asset Co./Diamond Finance LLC(1)	8.50	10/01/30	50,000	52,156
Energean PLC(1)	6.50	04/30/27	50,000	50,072
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	55,000	53,643
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	60,000	58,224
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	55,000	52,312
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	45,000	44,723
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	40,000	38,017
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.88	05/15/34	55,000	53,091
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	7.25	02/15/35	105,000	102,652
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	8.38	11/01/33	65,000	67,889
Ithaca Energy North Sea PLC(1)	8.13	10/15/29	70,000	71,701
Matador Resources Co.(1)	6.25	04/15/33	70,000	69,153
Matador Resources Co.(1)	6.50	04/15/32	80,000	80,251
Matador Resources Co.(1)	6.88	04/15/28	60,000	61,150
MEG Energy Corp.(1)	5.88	02/01/29	65,000	64,044
Murphy Oil Corp.	5.88	12/01/42	49,000	42,361
Murphy Oil Corp.	6.00	10/01/32	40,000	38,670
Noble Finance II LLC(1)	8.00	04/15/30	140,000	142,559
Parkland Corp.(1)	4.50	10/01/29	70,000	65,672
Parkland Corp.(1)	4.63	05/01/30	75,000	69,855
Parkland Corp.(1)	5.88	07/15/27	55,000	54,891
Parkland Corp.(1)	6.63	08/15/32	55,000	55,165
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	65,000	64,108
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.88	09/15/30	55,000	55,060
Permian Resources Operating LLC(1)	5.88	07/01/29	75,000	74,495
Permian Resources Operating LLC(1)	6.25	02/01/33	100,000	100,304

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 6.1% (Continued)
Permian Resources Operating LLC(1)	7.00	01/15/32	$100,000	$102,721
Permian Resources Operating LLC(1)	8.00	04/15/27	45,000	46,082
Permian Resources Operating LLC(1)	9.88	07/15/31	26,000	28,615
Range Resources Corp.(1)	4.75	02/15/30	55,000	52,342
Range Resources Corp.	8.25	01/15/29	55,000	56,639
Seadrill Finance Ltd.(1)	8.38	08/01/30	50,000	51,065
SM Energy Co.	6.50	07/15/28	45,000	45,078
SM Energy Co.	6.63	01/15/27	35,000	35,004
SM Energy Co.	6.75	09/15/26	40,000	40,039
SM Energy Co.(1)	6.75	08/01/29	85,000	85,105
SM Energy Co.(1)	7.00	08/01/32	65,000	64,958
Sunoco LP(1)	7.00	05/01/29	95,000	98,268
Sunoco LP(1)	7.25	05/01/32	60,000	62,646
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	65,000	62,041
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	85,000	79,994
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	30,000	30,049
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	60,000	59,967
Sunoco LP/Sunoco Finance Corp.(1)	7.00	09/15/28	55,000	56,667
Valaris Ltd.(1)	8.38	04/30/30	100,000	102,772
Viper Energy, Inc.(1)	5.38	11/01/27	50,000	49,709
Viper Energy, Inc.(1)	7.38	11/01/31	35,000	36,635
				4,172,965
OIL & GAS SERVICES – 0.9%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	80,000	80,446
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.63	09/01/32	71,000	72,017
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.88	04/01/27	33,000	33,024
Bristow Group, Inc.(1)	6.88	03/01/28	40,000	40,242
Enerflex Ltd.(1)	9.00	10/15/27	61,000	63,535
Helix Energy Solutions Group, Inc.(1)	9.75	03/01/29	30,000	32,137
Kodiak Gas Services LLC(1)	7.25	02/15/29	70,000	72,105
Oceaneering International, Inc.	6.00	02/01/28	30,000	29,823
TGS ASA(1)	8.50	01/15/30	50,000	51,789
Weatherford International Ltd.(1)	8.63	04/30/30	160,000	166,038
				641,156
PACKAGING & CONTAINERS – 1.9%
Ball Corp.	2.88	08/15/30	134,000	116,163
Ball Corp.	3.13	09/15/31	85,000	73,124
Ball Corp.	6.00	06/15/29	105,000	106,198
Ball Corp.	6.88	03/15/28	85,000	87,304
Berry Global, Inc.(1)	5.63	07/15/27	70,000	70,157
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	40,000	39,193
Crown Americas LLC	5.25	04/01/30	50,000	48,974
Crown Americas LLC/Crown Americas Capital Corp. V	4.25	09/30/26	30,000	29,557
Crown Americas LLC/Crown Americas Capital Corp. VI	4.75	02/01/26	95,000	94,819
Crown Cork & Seal Co., Inc.	7.38	12/15/26	35,000	36,211
Graphic Packaging International LLC(1)	3.50	03/15/28	55,000	51,928
Graphic Packaging International LLC(1)	3.75	02/01/30	50,000	45,831

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 1.9% (Continued)
Graphic Packaging International LLC(1)	4.75	07/15/27	$40,000	$39,280
Graphic Packaging International LLC(1)	6.38	07/15/32	50,000	50,506
OI European Group BV(1)	4.75	02/15/30	35,000	31,840
Sealed Air Corp.(1)	4.00	12/01/27	50,000	48,176
Sealed Air Corp.(1)	5.00	04/15/29	40,000	38,824
Sealed Air Corp.(1)	6.50	07/15/32	40,000	40,664
Sealed Air Corp.(1)	6.88	07/15/33	45,000	47,307
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	75,000	75,741
Sealed Air Corp./Sealed Air Corp. US(1)	7.25	02/15/31	35,000	36,424
Silgan Holdings, Inc.	4.13	02/01/28	50,000	48,119
TriMas Corp.(1)	4.13	04/15/29	40,000	37,106
				1,293,446
PHARMACEUTICALS – 1.2%
180 Medical, Inc.(1)	3.88	10/15/29	45,000	41,678
CVS Health Corp.	6.75	12/10/54	75,000	74,339
CVS Health Corp.	7.00	03/10/55	220,000	222,764
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	12.25	04/15/29	70,000	73,568
Jazz Securities DAC(1)	4.38	01/15/29	135,000	128,713
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	14.75	11/14/28	40,000	42,530
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	200,000	189,833
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	6.75	05/15/34	50,000	50,294
				823,719
PIPELINES – 6.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	75,000	73,375
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	70,000	70,034
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	65,000	64,820
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	6.63	02/01/32	60,000	61,328
Buckeye Partners LP	3.95	12/01/26	65,000	63,245
Buckeye Partners LP	4.13	12/01/27	38,000	36,560
Buckeye Partners LP(1)	4.50	03/01/28	45,000	43,367
Buckeye Partners LP	5.60	10/15/44	20,000	16,683
Buckeye Partners LP	5.85	11/15/43	60,000	52,638
Buckeye Partners LP(1)	6.75	02/01/30	50,000	50,896
Buckeye Partners LP(1)	6.88	07/01/29	45,000	46,103
CNX Midstream Partners LP(1)	4.75	04/15/30	45,000	41,506
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	145,000	139,905
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	7.50	12/15/33	45,000	47,544
DT Midstream, Inc.(1)	4.13	06/15/29	105,000	99,355
DT Midstream, Inc.(1)	4.38	06/15/31	105,000	97,187
Energy Transfer LP	7.13	10/01/54	35,000	35,890
Energy Transfer LP	8.00	05/15/54	90,000	95,060
EQM Midstream Partners LP(1)	4.50	01/15/29	75,000	72,362
EQM Midstream Partners LP(1)	4.75	01/15/31	115,000	109,569
EQM Midstream Partners LP(1)	6.38	04/01/29	54,000	54,941
EQM Midstream Partners LP(1)	6.50	07/01/27	90,000	91,907
EQM Midstream Partners LP(1)	7.50	06/01/27	50,000	51,291
EQM Midstream Partners LP(1)	7.50	06/01/30	50,000	53,895
Harvest Midstream I LP(1)	7.50	09/01/28	85,000	86,989

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 6.2% (Continued)
Harvest Midstream I LP(1)	7.50	05/15/32	$50,000	$52,070
Hess Midstream Operations LP(1)	4.25	02/15/30	95,000	88,928
Hess Midstream Operations LP(1)	5.13	06/15/28	25,000	24,639
Hess Midstream Operations LP(1)	5.50	10/15/30	20,000	19,760
Hess Midstream Operations LP(1)	5.63	02/15/26	85,000	85,082
Hess Midstream Operations LP(1)	6.50	06/01/29	75,000	76,573
Kinetik Holdings LP(1)	5.88	06/15/30	80,000	79,425
Kinetik Holdings LP(1)	6.63	12/15/28	100,000	102,331
Northriver Midstream Finance LP(1)	6.75	07/15/32	60,000	61,458
NuStar Logistics LP	5.63	04/28/27	55,000	55,059
NuStar Logistics LP	6.00	06/01/26	45,000	45,294
NuStar Logistics LP	6.38	10/01/30	65,000	66,237
Rockies Express Pipeline LLC(1)	4.80	05/15/30	25,000	23,483
Rockies Express Pipeline LLC(1)	4.95	07/15/29	60,000	57,561
Rockies Express Pipeline LLC(1)	6.88	04/15/40	15,000	14,602
Rockies Express Pipeline LLC(1)	7.50	07/15/38	65,000	65,074
South Bow Canadian Infrastructure Holdings Ltd.(1)	7.50	03/01/55	70,000	72,161
South Bow Canadian Infrastructure Holdings Ltd.(1)	7.63	03/01/55	45,000	46,319
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	105,000	97,194
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	125,000	107,624
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	130,000	117,608
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	105,000	106,994
Venture Global LNG, Inc.(1)	7.00	01/15/30	150,000	153,406
Venture Global LNG, Inc.(1)	8.13	06/01/28	220,000	230,048
Venture Global LNG, Inc.(1)	8.38	06/01/31	225,000	236,944
Venture Global LNG, Inc.(1)	9.50	02/01/29	280,000	312,292
Venture Global LNG, Inc.(1)	9.88	02/01/32	205,000	225,797
				4,280,413
REAL ESTATE – 0.6%
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	60,000	60,535
Cushman & Wakefield US Borrower LLC(1)	8.88	09/01/31	45,000	48,508
Greystar Real Estate Partners LLC(1)	7.75	09/01/30	45,000	47,699
Howard Hughes Corp.(1)	4.13	02/01/29	65,000	59,771
Howard Hughes Corp.(1)	4.38	02/01/31	75,000	66,971
Howard Hughes Corp.(1)	5.38	08/01/28	65,000	63,185
Newmark Group, Inc.	7.50	01/12/29	40,000	42,181
				388,850
REAL ESTATE INVESTMENT TRUSTS (REITS) – 3.7%
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	35,000	33,524
Blackstone Mortgage Trust, Inc.(1)	7.75	12/01/29	35,000	36,080
Brandywine Operating Partnership LP	3.95	11/15/27	45,000	42,647
Brandywine Operating Partnership LP	4.55	10/01/29	45,000	40,942
Brandywine Operating Partnership LP	8.30	03/15/28	30,000	31,592
Brandywine Operating Partnership LP	8.88	04/12/29	30,000	32,077
CTR Partnership LP/CareTrust Capital Corp.(1)	3.88	06/30/28	40,000	38,022
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	50,000	46,511
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	80,000	74,575
Iron Mountain, Inc.(1)	4.50	02/15/31	110,000	101,296

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 3.7% (Continued)
Iron Mountain, Inc.(1)	4.88	09/15/27	$90,000	$88,392
Iron Mountain, Inc.(1)	4.88	09/15/29	100,000	95,927
Iron Mountain, Inc.(1)	5.00	07/15/28	40,000	38,999
Iron Mountain, Inc.(1)	5.25	03/15/28	84,000	82,603
Iron Mountain, Inc.(1)	5.25	07/15/30	135,000	129,919
Iron Mountain, Inc.(1)	5.63	07/15/32	65,000	62,706
Iron Mountain, Inc.(1)	6.25	01/15/33	120,000	120,286
Iron Mountain, Inc.(1)	7.00	02/15/29	95,000	97,791
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	60,000	58,413
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	75,000	71,400
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	7.00	07/15/31	40,000	41,200
Necessity Retail REIT, Inc./American Finance Operating Partner LP(1)	4.50	09/30/28	50,000	46,776
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	4.88	05/15/29	70,000	66,931
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	5.88	10/01/28	70,000	69,252
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	7.00	02/01/30	65,000	66,581
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	70,000	66,808
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	70,000	68,608
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	04/01/32	90,000	90,744
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	35,000	36,322
RLJ Lodging Trust LP(1)	3.75	07/01/26	45,000	44,069
RLJ Lodging Trust LP(1)	4.00	09/15/29	45,000	41,343
SBA Communications Corp.	3.13	02/01/29	150,000	136,600
SBA Communications Corp.	3.88	02/15/27	145,000	140,405
Starwood Property Trust, Inc.(1)	3.63	07/15/26	40,000	38,897
Starwood Property Trust, Inc.(1)	4.38	01/15/27	45,000	43,739
Starwood Property Trust, Inc.(1)	6.00	04/15/30	35,000	34,516
Starwood Property Trust, Inc.(1)	6.50	07/01/30	50,000	50,509
Starwood Property Trust, Inc.(1)	7.25	04/01/29	65,000	67,225
Vornado Realty LP	2.15	06/01/26	40,000	38,260
Vornado Realty LP	3.40	06/01/31	40,000	34,381
				2,546,868
RETAIL – 4.8%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	80,000	73,974
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	160,000	152,835
1011778 BC ULC/New Red Finance, Inc.(1)	5.63	09/15/29	50,000	49,850
1011778 BC ULC/New Red Finance, Inc.(1)	6.13	06/15/29	100,000	101,447
Academy Ltd.(1)	6.00	11/15/27	45,000	44,977
Advance Auto Parts, Inc.	1.75	10/01/27	30,000	27,058
Advance Auto Parts, Inc.	3.50	03/15/32	30,000	25,229
Advance Auto Parts, Inc.	3.90	04/15/30	60,000	54,063
Advance Auto Parts, Inc.	5.90	03/09/26	25,000	25,242
Advance Auto Parts, Inc.	5.95	03/09/28	30,000	30,191
Asbury Automotive Group, Inc.	4.50	03/01/28	40,000	38,845
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	85,000	80,855
Asbury Automotive Group, Inc.	4.75	03/01/30	40,000	38,007

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 4.8% (Continued)
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	$55,000	$51,500
Bath & Body Works, Inc.	5.25	02/01/28	40,000	39,721
Bath & Body Works, Inc.(1)	6.63	10/01/30	90,000	91,719
Bath & Body Works, Inc.	6.69	01/15/27	30,000	30,700
Bath & Body Works, Inc.	6.75	07/01/36	60,000	61,315
Bath & Body Works, Inc.	6.88	11/01/35	75,000	77,458
Bath & Body Works, Inc.	7.50	06/15/29	55,000	56,960
Beacon Roofing Supply, Inc.(1)	4.50	11/15/26	30,000	29,727
Beacon Roofing Supply, Inc.(1)	6.50	08/01/30	55,000	56,768
FirstCash, Inc.(1)	4.63	09/01/28	45,000	43,064
FirstCash, Inc.(1)	5.63	01/01/30	70,000	68,566
FirstCash, Inc.(1)	6.88	03/01/32	40,000	40,604
Foot Locker, Inc.(1)	4.00	10/01/29	35,000	30,061
Gap, Inc.(1)	3.63	10/01/29	65,000	59,192
Gap, Inc.(1)	3.88	10/01/31	80,000	70,227
Group 1 Automotive, Inc.(1)	4.00	08/15/28	80,000	75,979
Group 1 Automotive, Inc.(1)	6.38	01/15/30	45,000	45,851
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	80,000	79,147
Kohl’s Corp.	4.63	05/01/31	55,000	44,076
Kohl’s Corp.	5.55	07/17/45	40,000	25,281
Lithia Motors, Inc.(1)	3.88	06/01/29	70,000	65,008
Lithia Motors, Inc.(1)	4.38	01/15/31	50,000	46,077
Lithia Motors, Inc.(1)	4.63	12/15/27	55,000	53,435
Macy’s Retail Holdings LLC	4.30	02/15/43	25,000	17,355
Macy’s Retail Holdings LLC	4.50	12/15/34	45,000	36,965
Macy’s Retail Holdings LLC	5.13	01/15/42	25,000	18,483
Macy’s Retail Holdings LLC(1)	5.88	04/01/29	40,000	39,219
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	35,000	33,696
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	40,000	37,869
Murphy Oil USA, Inc.(1)	3.75	02/15/31	40,000	35,645
Murphy Oil USA, Inc.	4.75	09/15/29	45,000	43,107
Murphy Oil USA, Inc.	5.63	05/01/27	30,000	29,960
Nordstrom, Inc.	4.00	03/15/27	40,000	38,752
Nordstrom, Inc.	4.25	08/01/31	40,000	35,365
Nordstrom, Inc.	4.38	04/01/30	55,000	50,155
Nordstrom, Inc.	5.00	01/15/44	95,000	71,982
Nordstrom, Inc.	6.95	03/15/28	20,000	20,596
Penske Automotive Group, Inc.	3.75	06/15/29	54,000	49,983
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	105,000	100,741
Sally Holdings LLC/Sally Capital, Inc.	6.75	03/01/32	60,000	60,498
Sonic Automotive, Inc.(1)	4.63	11/15/29	50,000	47,143
Sonic Automotive, Inc.(1)	4.88	11/15/31	50,000	46,148
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	50,000	46,092
Vivo Energy Investments BV(1)	5.13	09/24/27	30,000	28,804
Yum! Brands, Inc.	3.63	03/15/31	85,000	76,141
Yum! Brands, Inc.	4.63	01/31/32	110,000	102,520
Yum! Brands, Inc.(1)	4.75	01/15/30	70,000	67,257
Yum! Brands, Inc.	5.35	11/01/43	30,000	28,819

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 4.8% (Continued)
Yum! Brands, Inc.	5.38	04/01/32	$105,000	$102,783
Yum! Brands, Inc.	6.88	11/15/37	40,000	43,277
				3,294,364
SEMICONDUCTORS – 0.7%
Amkor Technology, Inc.(1)	6.63	09/15/27	50,000	50,146
Entegris, Inc.(1)	3.63	05/01/29	40,000	36,834
Entegris, Inc.(1)	4.38	04/15/28	30,000	28,932
Entegris, Inc.(1)	4.75	04/15/29	145,000	139,944
Entegris, Inc.(1)	5.95	06/15/30	105,000	104,754
ON Semiconductor Corp.(1)	3.88	09/01/28	60,000	56,643
Synaptics, Inc.(1)	4.00	06/15/29	40,000	36,815
				454,068
SOFTWARE – 1.3%
Camelot Finance SA(1)	4.50	11/01/26	60,000	58,954
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	80,000	75,450
Elastic NV(1)	4.13	07/15/29	50,000	46,807
Fair Isaac Corp.(1)	4.00	06/15/28	95,000	90,583
Fair Isaac Corp.(1)	5.25	05/15/26	40,000	40,095
Open Text Corp.(1)	3.88	02/15/28	80,000	76,037
Open Text Corp.(1)	3.88	12/01/29	85,000	78,013
Open Text Holdings, Inc.(1)	4.13	02/15/30	105,000	96,351
Open Text Holdings, Inc.(1)	4.13	12/01/31	55,000	49,345
PTC, Inc.(1)	4.00	02/15/28	55,000	52,923
RingCentral, Inc.(1)	8.50	08/15/30	35,000	37,197
ROBLOX Corp.(1)	3.88	05/01/30	90,000	82,593
Twilio, Inc.	3.63	03/15/29	45,000	41,871
Twilio, Inc.	3.88	03/15/31	40,000	36,372
				862,591
TELECOMMUNICATIONS – 3.1%
British Telecommunications PLC(1)	4.25	11/23/81	55,000	53,589
British Telecommunications PLC(1)	4.88	11/23/81	50,000	45,850
Ciena Corp.(1)	4.00	01/31/30	30,000	27,723
Intelsat Jackson Holdings SA(1)	6.50	03/15/30	300,000	271,781
Millicom International Cellular SA(1)	4.50	04/27/31	60,000	53,210
Millicom International Cellular SA(1)	5.13	01/15/28	40,500	39,361
Millicom International Cellular SA(1)	6.25	03/25/29	81,000	80,441
Millicom International Cellular SA(1)	7.38	04/02/32	50,000	50,766
Optics Bidco SpA(1)	6.00	09/30/34	55,000	53,014
Optics Bidco SpA(1)	6.38	11/15/33	50,000	49,663
Optics Bidco SpA(1)	7.20	07/18/36	50,000	51,013
Optics Bidco SpA(1)	7.72	06/04/38	45,000	47,317
Rogers Communications, Inc.(1)	5.25	03/15/82	70,000	68,658
Sable International Finance Ltd.(1)	7.13	10/15/32	100,000	97,856
Telecom Italia Capital SA	6.00	09/30/34	50,000	47,687
Telecom Italia Capital SA	6.38	11/15/33	50,000	49,290
Telecom Italia Capital SA	7.20	07/18/36	50,000	50,221
Telecom Italia Capital SA	7.72	06/04/38	50,000	51,703

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 3.1% (Continued)
United States Cellular Corp.	6.70	12/15/33	$55,000	$58,886
Viasat, Inc.(1)	5.63	04/15/27	60,000	58,320
Viavi Solutions, Inc.(1)	3.75	10/01/29	30,000	27,320
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	135,000	117,091
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	135,000	118,814
Vmed O2 UK Financing I PLC(1)	7.75	04/15/32	75,000	76,119
Vodafone Group PLC	3.25	06/04/81	45,000	43,660
Vodafone Group PLC	4.13	06/04/81	100,000	89,916
Vodafone Group PLC	5.13	06/04/81	95,000	73,532
Vodafone Group PLC	7.00	04/04/79	205,000	213,586
Zegona Finance PLC(1)	8.63	07/15/29	80,000	85,602
				2,151,989
TRANSPORTATION – 0.7%
Cargo Aircraft Management, Inc.(1)	4.75	02/01/28	50,000	49,921
Danaos Corp.(1)	8.50	03/01/28	25,000	25,467
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	55,000	51,258
Genesee & Wyoming, Inc.(1)	6.25	04/15/32	65,000	65,256
Rand Parent LLC(1)	8.50	02/15/30	85,000	88,225
RXO, Inc.(1)	7.50	11/15/27	30,000	30,798
XPO CNW, Inc.	6.70	05/01/34	30,000	30,992
XPO, Inc.(1)	7.13	06/01/31	55,000	56,890
XPO, Inc.(1)	7.13	02/01/32	50,000	51,650
				450,457
TRUCKING & LEASING – 0.5%
Fortress Transportation & Infrastructure Investors LLC(1)	5.50	05/01/28	90,000	88,027
Fortress Transportation & Infrastructure Investors LLC(1)	5.88	04/15/33	50,000	47,870
Fortress Transportation & Infrastructure Investors LLC(1)	7.00	05/01/31	80,000	81,138
Fortress Transportation & Infrastructure Investors LLC(1)	7.00	06/15/32	80,000	81,185
Fortress Transportation & Infrastructure Investors LLC(1)	7.88	12/01/30	50,000	52,207
				350,427
TOTAL CORPORATE BONDS (Cost – $65,935,220)				67,186,184

SHORT-TERM INVESTMENTS – 1.0%
TIME DEPOSITS – 1.0%
Citibank, New York	3.68	02/03/25	699,995	699,995
TOTAL SHORT-TERM INVESTMENTS (Cost – $699,995)				699,995

TOTAL INVESTMENTS – 98.7% (Cost – $66,635,215)				$67,886,179
OTHER ASSETS LESS LIABILITIES – 1.3%				915,593
NET ASSETS – 100.0%				$68,801,772

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2025, amounts to $52,000,590 and represents 75.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$67,186,184	$–	$67,186,184
Time Deposits	–	699,995	–	699,995
Total Investments	$–	$67,886,179	$–	$67,886,179

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
ADVERTISING – 1.9%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$40,000	$37,925
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	70,000	68,238
Clear Channel Outdoor Holdings, Inc.(1)	7.88	04/01/30	55,000	56,979
Clear Channel Outdoor Holdings, Inc.(1)	9.00	09/15/28	45,000	47,365
Neptune Bidco US, Inc.(1)	9.29	04/15/29	145,000	123,722
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	15,000	14,055
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	35,000	32,557
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	50,000	49,215
Stagwell Global LLC(1)	5.63	08/15/29	65,000	62,779
Summer BC Bidco B LLC(1)	5.50	10/31/26	25,000	25,227
				518,062
AEROSPACE/DEFENSE – 2.7%
Bombardier, Inc.(1)	6.00	02/15/28	50,000	49,939
Bombardier, Inc.(1)	7.00	06/01/32	55,000	56,153
Bombardier, Inc.(1)	7.25	07/01/31	45,000	46,522
Bombardier, Inc.(1)	7.45	05/01/34	20,000	21,062
Bombardier, Inc.(1)	7.50	02/01/29	45,000	46,886
Bombardier, Inc.(1)	7.88	04/15/27	36,000	36,150
Bombardier, Inc.(1)	8.75	11/15/30	45,000	48,510
Goat Holdco LLC(1)	6.75	02/01/32	45,000	44,882
Spirit AeroSystems, Inc.(1)	9.75	11/15/30	75,000	83,067
TransDigm, Inc.	4.63	01/15/29	65,000	61,587
TransDigm, Inc.	4.88	05/01/29	45,000	42,755
TransDigm, Inc.	5.50	11/15/27	155,000	153,626
Triumph Group, Inc.(1)	9.00	03/15/28	53,000	55,615
				746,754
AGRICULTURE – 0.0%
Turning Point Brands, Inc.(1)	5.63	02/15/26	10,000	9,999

AIRLINES – 0.5%
OneSky Flight LLC(1)	8.88	12/15/29	35,000	35,884
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	60,000	55,046
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	35,000	35,051
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	25,000	25,743
				151,724
APPAREL – 0.7%
Champ Acquisition Corp.(1)	8.38	12/01/31	30,000	31,319
Crocs, Inc.(1)	4.13	08/15/31	30,000	26,381
Crocs, Inc.(1)	4.25	03/15/29	10,000	9,310
Hanesbrands, Inc.(1)	4.88	05/15/26	55,000	54,610
Hanesbrands, Inc.(1)	9.00	02/15/31	35,000	37,429
S&S Holdings LLC(1)	8.38	10/01/31	35,000	35,147
				194,196

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 0.4%
Aston Martin Capital Holdings Ltd.(1)	10.00	03/31/29	$65,000	$64,573
JB Poindexter & Co., Inc.(1)	8.75	12/15/31	35,000	37,322
Wabash National Corp.(1)	4.50	10/15/28	15,000	13,867
				115,762
AUTO PARTS & EQUIPMENT – 2.8%
Adient Global Holdings Ltd.(1)	4.88	08/15/26	45,000	44,972
Adient Global Holdings Ltd.(1)	8.25	04/15/31	30,000	31,141
American Axle & Manufacturing, Inc.	5.00	10/01/29	40,000	36,740
American Axle & Manufacturing, Inc.	6.50	04/01/27	30,000	30,044
American Axle & Manufacturing, Inc.	6.88	07/01/28	20,000	19,898
Clarios Global LP/Clarios US Finance Co.(1)	6.25	05/15/26	25,000	25,011
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	45,000	45,879
Clarios Global LP/Clarios US Finance Co.(1)	6.75	02/15/30	35,000	35,581
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	95,000	95,652
Garrett Motion Holdings, Inc./Garrett LX I Sarl(1)	7.75	05/31/32	50,000	50,985
Goodyear Tire & Rubber Co.	4.88	03/15/27	40,000	39,277
Goodyear Tire & Rubber Co.	5.00	05/31/26	55,000	54,574
Goodyear Tire & Rubber Co.	5.00	07/15/29	50,000	46,701
Goodyear Tire & Rubber Co.	5.25	04/30/31	35,000	31,981
Goodyear Tire & Rubber Co.	5.25	07/15/31	35,000	32,102
Goodyear Tire & Rubber Co.	5.63	04/30/33	20,000	18,028
Tenneco, Inc.(1)	8.00	11/17/28	115,000	109,889
Titan International, Inc.	7.00	04/30/28	25,000	24,828
				773,283
BANKS – 0.5%
Freedom Mortgage Corp.(1)	6.63	01/15/27	40,000	40,193
Freedom Mortgage Corp.(1)	7.63	05/01/26	15,000	15,091
Freedom Mortgage Corp.(1)	12.00	10/01/28	50,000	54,510
Freedom Mortgage Corp.(1)	12.25	10/01/30	30,000	33,520
				143,314
BEVERAGES – 0.2%
Primo Water Holdings, Inc.(1)	4.38	04/30/29	45,000	42,553

BUILDING MATERIALS – 1.0%
AmeriTex Hold Co. Intermediate LLC(1)	10.25	10/15/28	35,000	37,131
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	45,000	44,244
Cornerstone Building Brands, Inc.(1)	9.50	08/15/29	30,000	29,967
Eco Material Technologies, Inc.(1)	7.88	01/31/27	20,000	20,359
Griffon Corp.	5.75	03/01/28	55,000	54,559
JELD-WEN, Inc.(1)	4.88	12/15/27	30,000	28,934
JELD-WEN, Inc.(1)	7.00	09/01/32	15,000	14,311
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	30,000	28,633
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	35,000	34,198
				292,336

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 2.9%
Cerdia Finanz GmbH(1)	9.38	10/03/31	$55,000	$57,574
Chemours Co.(1)	4.63	11/15/29	30,000	26,667
Chemours Co.	5.38	05/15/27	35,000	34,320
Chemours Co.(1)	5.75	11/15/28	50,000	47,491
Chemours Co.(1)	8.00	01/15/33	35,000	34,735
Consolidated Energy Finance SA(1)	5.63	10/15/28	20,000	17,818
Consolidated Energy Finance SA(1)	12.00	02/15/31	45,000	46,369
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	35,000	34,606
Herens Holdco Sarl(1)	4.75	05/15/28	20,000	18,388
Olympus Water US Holding Corp.(1)	4.25	10/01/28	50,000	47,446
Olympus Water US Holding Corp.(1)	7.13	10/01/27	15,000	15,229
Olympus Water US Holding Corp.(1)	7.25	06/15/31	50,000	50,969
Olympus Water US Holding Corp.(1)	9.75	11/15/28	95,000	100,697
Rain Carbon, Inc.(1)	12.25	09/01/29	20,000	21,231
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	65,000	63,117
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	40,000	39,718
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	35,000	33,113
Tronox, Inc.(1)	4.63	03/15/29	65,000	58,931
WR Grace Holdings LLC(1)	4.88	06/15/27	50,000	48,939
WR Grace Holdings LLC(1)	7.38	03/01/31	20,000	20,652
				818,010
COMMERCIAL SERVICES – 6.5%
Albion Financing 2 Sarl(1)	8.75	04/15/27	30,000	30,591
Allied Universal Holdco LLC(1)	7.88	02/15/31	140,000	143,684
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	70,000	66,882
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	40,000	38,169
Alta Equipment Group, Inc.(1)	9.00	06/01/29	30,000	29,100
APi Group DE, Inc.(1)	4.13	07/15/29	40,000	37,181
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	4.75	04/01/28	30,000	28,447
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	40,000	38,182
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	20,000	19,740
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	30,000	29,668
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.00	02/15/31	25,000	25,874
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.25	01/15/30	40,000	41,349
Carriage Services, Inc.(1)	4.25	05/15/29	25,000	22,954
Champions Financing, Inc.(1)	8.75	02/15/29	35,000	33,460
Cimpress PLC(1)	7.38	09/15/32	30,000	29,830
CPI CG, Inc.(1)	10.00	07/15/29	10,000	10,808
EquipmentShare.com, Inc.(1)	8.00	03/15/33	25,000	26,015
EquipmentShare.com, Inc.(1)	8.63	05/15/32	35,000	37,348
EquipmentShare.com, Inc.(1)	9.00	05/15/28	65,000	68,582
Garda World Security Corp.(1)	4.63	02/15/27	35,000	34,333
Garda World Security Corp.(1)	7.75	02/15/28	25,000	25,952
GEO Group, Inc.	10.25	04/15/31	40,000	43,832
Hertz Corp.(1)	12.63	07/15/29	75,000	80,919
Matthews International Corp.(1)	8.63	10/01/27	20,000	21,021
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	20,000	19,631
NESCO Holdings II, Inc.(1)	5.50	04/15/29	55,000	52,049

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 6.5% (Continued)
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	$15,000	$13,947
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	6.25	01/15/28	80,000	79,973
PROG Holdings, Inc.(1)	6.00	11/15/29	25,000	24,189
Raven Acquisition Holdings LLC(1)	6.88	11/15/31	70,000	70,013
RR Donnelley & Sons Co.(1)	9.50	08/01/29	60,000	61,837
RR Donnelley & Sons Co.(1)	10.88	08/01/29	30,000	30,844
Sotheby’s(1)	7.38	10/15/27	45,000	44,513
Sotheby’s/Bidfair Holdings, Inc.(1)	5.88	06/01/29	20,000	18,495
Upbound Group, Inc.(1)	6.38	02/15/29	30,000	29,424
Valvoline, Inc.(1)	3.63	06/15/31	25,000	21,704
Veritiv Operating Co.(1)	10.50	11/30/30	65,000	70,722
VM Consolidated, Inc.(1)	5.50	04/15/29	25,000	24,291
VT Topco, Inc.(1)	8.50	08/15/30	30,000	31,816
Wand NewCo 3, Inc.(1)	7.63	01/30/32	75,000	77,700
WASH Multifamily Acquisition, Inc.(1)	5.75	04/15/26	50,000	50,016
Williams Scotsman, Inc.(1)	4.63	08/15/28	35,000	34,421
Williams Scotsman, Inc.(1)	6.63	06/15/29	20,000	20,510
Williams Scotsman, Inc.(1)	7.38	10/01/31	35,000	36,619
ZipRecruiter, Inc.(1)	5.00	01/15/30	35,000	31,944
				1,808,579
COMPUTERS – 1.1%
Amentum Holdings, Inc.(1)	7.25	08/01/32	60,000	60,878
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	30,000	28,846
Diebold Nixdorf, Inc.(1)	7.75	03/31/30	50,000	51,884
Fortress Intermediate 3, Inc.(1)	7.50	06/01/31	45,000	46,454
NCR Voyix Corp.(1)	5.00	10/01/28	40,000	38,589
NCR Voyix Corp.(1)	5.13	04/15/29	23,000	21,956
Science Applications International Corp.(1)	4.88	04/01/28	15,000	14,544
Unisys Corp.(1)	6.88	11/01/27	30,000	29,709
				292,860
DISTRIBUTION/WHOLESALE – 0.9%
Gates Corp./DE(1)	6.88	07/01/29	35,000	35,840
H&E Equipment Services, Inc.(1)	3.88	12/15/28	75,000	74,926
Ritchie Bros Holdings, Inc.(1)	7.75	03/15/31	50,000	52,711
Velocity Vehicle Group LLC(1)	8.00	06/01/29	30,000	31,278
Windsor Holdings III LLC(1)	8.50	06/15/30	50,000	52,949
				247,704
DIVERSIFIED FINANCIAL SERVICES – 3.0%
AG Issuer LLC(1)	6.25	03/01/28	15,000	14,969
AG TTMT Escrow Issuer LLC(1)	8.63	09/30/27	40,000	41,651
Aretec Group, Inc.(1)	10.00	08/15/30	45,000	49,507
Azorra Finance Ltd.(1)	7.75	04/15/30	35,000	35,456
Coinbase Global, Inc.(1)	3.38	10/01/28	60,000	54,315
Coinbase Global, Inc.(1)	3.63	10/01/31	35,000	30,302
Enova International, Inc.(1)	9.13	08/01/29	30,000	31,600
Enova International, Inc.(1)	11.25	12/15/28	25,000	27,232

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 3.0% (Continued)
Focus Financial Partners LLC(1)	6.75	09/15/31	$60,000	$60,355
Freedom Mortgage Holdings LLC(1)	9.13	05/15/31	45,000	46,631
Freedom Mortgage Holdings LLC(1)	9.25	02/01/29	65,000	67,895
LFS Topco LLC(1)	5.88	10/15/26	10,000	9,942
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	35,000	33,087
Nationstar Mortgage Holdings, Inc.(1)	5.50	08/15/28	50,000	49,125
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	35,000	33,898
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	35,000	34,977
Nationstar Mortgage Holdings, Inc.(1)	6.50	08/01/29	45,000	45,131
Nationstar Mortgage Holdings, Inc.(1)	7.13	02/01/32	55,000	56,739
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	25,000	24,942
Planet Financial Group LLC(1)	10.50	12/15/29	30,000	30,881
Provident Funding Associates LP/PFG Finance Corp.(1)	9.75	09/15/29	25,000	26,165
VFH Parent LLC/Valor Co.-Issuer, Inc.(1)	7.50	06/15/31	20,000	20,777
				825,577
ELECTRIC – 1.3%
Alpha Generation LLC(1)	6.75	10/15/32	60,000	60,704
Calpine Corp.(1)	4.63	02/01/29	40,000	38,216
Calpine Corp.(1)	5.00	02/01/31	45,000	43,007
Calpine Corp.(1)	5.13	03/15/28	80,000	78,616
PG&E Corp.	7.38	03/15/55	85,000	82,798
Pike Corp.(1)	5.50	09/01/28	25,000	24,494
Pike Corp.(1)	8.63	01/31/31	40,000	42,704
				370,539
ELECTRICAL COMPONENTS & EQUIPMENT – 0.3%
Energizer Holdings, Inc.(1)	4.38	03/31/29	50,000	46,800
Energizer Holdings, Inc.(1)	4.75	06/15/28	25,000	24,036
Energizer Holdings, Inc.(1)	6.50	12/31/27	25,000	25,376
				96,212
ENERGY-ALTERNATE SOURCES – 0.1%
Sunnova Energy Corp.(1)	5.88	09/01/26	20,000	16,348
Sunnova Energy Corp.(1)	11.75	10/01/28	25,000	17,499
				33,847
ENGINEERING & CONSTRUCTION – 1.2%
Arcosa, Inc.(1)	4.38	04/15/29	25,000	23,638
Arcosa, Inc.(1)	6.88	08/15/32	35,000	35,901
Artera Services LLC(1)	8.50	02/15/31	35,000	34,607
Brand Industrial Services, Inc.(1)	10.38	08/01/30	80,000	82,535
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	6.00	02/01/26	10,000	10,000
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	7.50	02/01/32	25,000	25,332
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	30,000	29,223
Global Infrastructure Solutions, Inc.(1)	7.50	04/15/32	15,000	14,909
HTA Group Ltd./Mauritius(1)	7.50	06/04/29	50,000	50,729
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	25,000	25,362
				332,236

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 4.7%
Banijay Entertainment SAS(1)	8.13	05/01/29	$25,000	$26,019
Boyne USA, Inc.(1)	4.75	05/15/29	30,000	28,541
Caesars Entertainment, Inc.(1)	4.63	10/15/29	70,000	66,130
Caesars Entertainment, Inc.(1)	6.00	10/15/32	65,000	63,257
Caesars Entertainment, Inc.(1)	8.13	07/01/27	28,000	28,314
CCM Merger, Inc.(1)	6.38	05/01/26	10,000	10,004
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC	5.25	07/15/29	35,000	33,770
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC	5.38	04/15/27	40,000	39,854
Churchill Downs, Inc.(1)	4.75	01/15/28	45,000	43,881
Churchill Downs, Inc.(1)	5.50	04/01/27	35,000	34,844
Churchill Downs, Inc.(1)	5.75	04/01/30	70,000	69,194
Churchill Downs, Inc.(1)	6.75	05/01/31	35,000	35,638
Cinemark USA, Inc.(1)	5.25	07/15/28	45,000	44,150
Cinemark USA, Inc.(1)	7.00	08/01/32	30,000	30,851
Empire Resorts, Inc.(1)	7.75	11/01/26	20,000	19,249
Everi Holdings, Inc.(1)	5.00	07/15/29	25,000	25,088
Great Canadian Gaming Corp.(1)	8.75	11/15/29	35,000	36,353
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	30,000	29,503
Light & Wonder International, Inc.(1)	7.00	05/15/28	45,000	45,221
Light & Wonder International, Inc.(1)	7.25	11/15/29	25,000	25,806
Light & Wonder International, Inc.(1)	7.50	09/01/31	35,000	36,492
Lions Gate Capital Holdings 1, Inc.(1)	5.50	04/15/29	10,000	8,955
Lions Gate Capital Holdings LLC(1)	5.50	04/15/29	20,000	16,291
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	70,000	68,671
Merlin Entertainments Group US Holdings, Inc.(1)	7.38	02/15/31	30,000	29,124
Merlin Entertainments Ltd.(1)	5.75	06/15/26	25,000	25,317
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	45,000	42,943
Mohegan Tribal Gaming Authority(1)	8.00	02/01/26	70,000	69,769
Odeon FinCo. PLC(1)	12.75	11/01/27	25,000	26,339
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.(1)	8.00	08/01/30	15,000	15,540
Penn Entertainment, Inc.(1)	4.13	07/01/29	15,000	13,674
Penn Entertainment, Inc.(1)	5.63	01/15/27	35,000	34,715
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	50,000	48,720
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	45,000	43,519
Six Flags Entertainment Corp./DE(1)	5.50	04/15/27	30,000	29,840
Six Flags Entertainment Corp./DE(1)	7.25	05/15/31	50,000	51,546
Universal Entertainment Corp.(1)	9.88	08/01/29	10,000	9,991
				1,307,113
ENVIRONMENTAL CONTROL – 1.2%
Enviri Corp.(1)	5.75	07/31/27	30,000	29,142
GFL Environmental, Inc.(1)	4.00	08/01/28	35,000	33,359
GFL Environmental, Inc.(1)	4.38	08/15/29	35,000	33,109
GFL Environmental, Inc.(1)	4.75	06/15/29	45,000	43,390
Madison IAQ LLC(1)	4.13	06/30/28	45,000	43,047
Reworld Holding Corp.(1)	4.88	12/01/29	45,000	41,954
Reworld Holding Corp.	5.00	09/01/30	25,000	23,274

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENVIRONMENTAL CONTROL – 1.2% (Continued)
Waste Pro USA, Inc.(1)	7.00	02/01/33	$50,000	$50,681
Wrangler Holdco Corp.(1)	6.63	04/01/32	35,000	35,815
				333,771
FOOD – 2.2%
Aragvi Finance International DAC(1)	11.13	11/20/29	35,000	34,704
B&G Foods, Inc.(1)	8.00	09/15/28	50,000	51,876
C&S Group Enterprises LLC(1)	5.00	12/15/28	20,000	17,177
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	30,000	29,180
Fiesta Purchaser, Inc.(1)	7.88	03/01/31	20,000	20,702
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	9.00	02/15/29	60,000	62,437
Post Holdings, Inc.(1)	4.50	09/15/31	59,000	53,400
Post Holdings, Inc.(1)	4.63	04/15/30	80,000	74,484
Post Holdings, Inc.(1)	5.50	12/15/29	75,000	73,483
Post Holdings, Inc.(1)	6.25	10/15/34	30,000	29,310
Post Holdings, Inc.(1)	6.38	03/01/33	75,000	74,056
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	50,000	46,645
Viking Baked Goods Acquisition Corp.(1)	8.63	11/01/31	55,000	53,906
				621,360
FOOD SERVICE – 0.4%
Aramark Services, Inc.(1)	5.00	02/01/28	70,000	68,678
TKC Holdings, Inc.(1)	6.88	05/15/28	30,000	29,928
				98,606
FOREST PRODUCTS & PAPER – 0.7%
Ahlstrom Holding 3 Oy(1)	4.88	02/04/28	10,000	9,532
Domtar Corp.(1)	6.75	10/01/28	40,000	36,960
Magnera Corp.(1)	4.75	11/15/29	25,000	22,610
Magnera Corp.(1)	7.25	11/15/31	50,000	49,364
Mercer International, Inc.	5.13	02/01/29	50,000	44,395
Mercer International, Inc.(1)	12.88	10/01/28	25,000	27,026
				189,887
GAS – 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	20,000	19,066
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	45,000	44,712
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	30,000	29,787
				93,565
HAND/MACHINE TOOLS – 0.1%
Werner FinCo LP/Werner FinCo, Inc.(1)	11.50	06/15/28	25,000	27,555

HEALTHCARE-PRODUCTS – 1.3%
Bausch + Lomb Corp.(1)	8.38	10/01/28	85,000	89,098
Embecta Corp.(1)	5.00	02/15/30	25,000	23,266
Medline Borrower LP(1)	5.25	10/01/29	150,000	145,440
Neogen Food Safety Corp.(1)	8.63	07/20/30	25,000	26,740
Sotera Health Holdings LLC(1)	7.38	06/01/31	45,000	45,876
Varex Imaging Corp.(1)	7.88	10/15/27	25,000	25,887
				356,307

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 5.0%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	$25,000	$23,793
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	30,000	29,361
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	65,000	53,090
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	90,000	76,801
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	100,000	97,182
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	25,000	22,814
CHS/Community Health Systems, Inc.(1)	8.00	12/15/27	45,000	44,747
CHS/Community Health Systems, Inc.(1)	10.88	01/15/32	135,000	139,215
Concentra Escrow Issuer Corp.(1)	6.88	07/15/32	40,000	41,412
HAH Group Holding Co. LLC(1)	9.75	10/01/31	40,000	40,260
HealthEquity, Inc.(1)	4.50	10/01/29	35,000	33,073
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	10.50	04/30/28	45,000	48,032
Kedrion SpA(1)	6.50	09/01/29	50,000	47,718
LifePoint Health, Inc.(1)	4.38	02/15/27	30,000	29,999
LifePoint Health, Inc.(1)	8.38	02/15/32	30,000	30,299
LifePoint Health, Inc.(1)	9.88	08/15/30	55,000	58,742
LifePoint Health, Inc.(1)	11.00	10/15/30	65,000	71,950
Prime Healthcare Services, Inc.(1)	9.38	09/01/29	90,000	85,655
Select Medical Corp.(1)	6.25	12/01/32	35,000	34,411
Star Parent, Inc.(1)	9.00	10/01/30	60,000	63,213
Tenet Healthcare Corp.	6.13	10/01/28	150,000	150,198
Tenet Healthcare Corp.	6.25	02/01/27	80,000	80,222
Tenet Healthcare Corp.	6.88	11/15/31	20,000	20,650
US Acute Care Solutions LLC(1)	9.75	05/15/29	60,000	61,089
				1,383,926
HOLDING COMPANIES-DIVERS – 0.2%
Clue Opco LLC(1)	9.50	10/15/31	45,000	47,543

HOME BUILDERS – 0.9%
Adams Homes, Inc.(1)	9.25	10/15/28	15,000	15,687
Beazer Homes USA, Inc.	5.88	10/15/27	30,000	29,826
Beazer Homes USA, Inc.	7.25	10/15/29	15,000	15,198
Beazer Homes USA, Inc.(1)	7.50	03/15/31	15,000	15,143
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	35,000	32,052
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	10,000	9,321
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	40,000	39,887
Empire Communities Corp.(1)	9.75	05/01/29	30,000	31,314
K Hovnanian Enterprises, Inc.(1)	11.75	09/30/29	20,000	21,767
Landsea Homes Corp.(1)	8.88	04/01/29	20,000	20,057
New Home Co., Inc.(1)	9.25	10/01/29	25,000	25,643
				255,895
HOUSEHOLD PRODUCTS/WARES – 0.2%
ACCO Brands Corp.(1)	4.25	03/15/29	35,000	32,378
Kronos Acquisition Holdings, Inc.(1)	8.25	06/30/31	35,000	33,349
				65,727

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOUSEWARES – 0.5%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(1)	9.50	10/15/29	$40,000	$39,889
Scotts Miracle-Gro Co.	4.00	04/01/31	30,000	26,642
Scotts Miracle-Gro Co.	4.38	02/01/32	20,000	17,876
Scotts Miracle-Gro Co.	4.50	10/15/29	25,000	23,540
Scotts Miracle-Gro Co.	5.25	12/15/26	20,000	19,908
				127,855
INSURANCE – 3.7%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	40,000	37,881
Acrisure LLC/Acrisure Finance, Inc.(1)	7.50	11/06/30	65,000	67,248
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	4.25	10/15/27	45,000	43,573
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.50	10/01/31	60,000	60,088
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	04/15/28	75,000	75,842
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.00	01/15/31	85,000	86,561
AmWINS Group, Inc.(1)	4.88	06/30/29	40,000	38,130
AmWINS Group, Inc.(1)	6.38	02/15/29	45,000	45,549
Ardonagh FinCo. Ltd.(1)	7.75	02/15/31	55,000	56,668
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance(1)	7.13	05/15/31	35,000	35,828
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	7.25	02/15/31	60,000	61,361
HUB International Ltd.(1)	7.25	06/15/30	195,000	201,767
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	45,000	47,922
Panther Escrow Issuer LLC(1)	7.13	06/01/31	175,000	179,331
				1,037,749
INTERNET – 1.8%
Acuris Finance US, Inc./Acuris Finance Sarl(1)	5.00	05/01/28	15,000	13,911
Acuris Finance US, Inc./Acuris Finance Sarl(1)	9.00	08/01/29	35,000	35,096
ANGI Group LLC(1)	3.88	08/15/28	30,000	27,042
Arches Buyer, Inc.(1)	4.25	06/01/28	60,000	56,114
Cablevision Lightpath LLC(1)	3.88	09/15/27	30,000	28,326
Cars.com, Inc.(1)	6.38	11/01/28	20,000	20,027
Cogent Communications Group LLC(1)	7.00	06/15/27	30,000	30,367
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.(1)	7.00	06/15/27	15,000	15,200
Getty Images, Inc.(1)	9.75	03/01/27	10,000	10,106
GrubHub Holdings, Inc.(1)	5.50	07/01/27	30,000	27,937
ION Trading Technologies Sarl(1)	5.75	05/15/28	15,000	14,157
ION Trading Technologies Sarl(1)	9.50	05/30/29	60,000	62,722
Newfold Digital Holdings Group, Inc.(1)	11.75	10/15/28	35,000	27,563
Rakuten Group, Inc.(1),(2)	5.13	–	50,000	48,288
Rakuten Group, Inc.(1),(2)	6.25	–	40,000	35,756
Rakuten Group, Inc.(1),(2)	8.13	–	45,000	44,626
				497,238
INVESTMENT COMPANIES – 0.3%
Compass Group Diversified Holdings LLC(1)	5.00	01/15/32	15,000	13,851
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	65,000	62,964
				76,815

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
IRON/STEEL – 0.5%
Algoma Steel, Inc.(1)	9.13	04/15/29	$25,000	$25,122
ATI, Inc.	4.88	10/01/29	20,000	19,147
ATI, Inc.	5.13	10/01/31	25,000	23,682
ATI, Inc.	5.88	12/01/27	25,000	24,925
ATI, Inc.	7.25	08/15/30	20,000	20,741
TMS International Corp./DE(1)	6.25	04/15/29	25,000	23,691
				137,308
LEISURE TIME – 1.7%
Life Time, Inc.(1)	8.00	04/15/26	20,000	20,000
Lindblad Expeditions Holdings, Inc.(1)	9.00	05/15/28	25,000	26,237
Lindblad Expeditions LLC(1)	6.75	02/15/27	10,000	10,059
NCL Corp. Ltd.(1)	6.25	03/01/30	20,000	20,130
NCL Corp. Ltd.(1)	6.75	02/01/32	100,000	101,624
NCL Corp. Ltd.(1)	7.75	02/15/29	35,000	37,207
NCL Finance Ltd.(1)	6.13	03/15/28	35,000	35,376
Sabre GLBL, Inc.(1)	8.63	06/01/27	40,000	40,245
Sabre GLBL, Inc.(1)	10.75	11/15/29	51,000	52,806
Viking Cruises Ltd.(1)	5.88	09/15/27	50,000	49,938
Viking Cruises Ltd.(1)	7.00	02/15/29	25,000	25,260
Viking Cruises Ltd.(1)	9.13	07/15/31	45,000	48,807
				467,689
LODGING – 0.8%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	4.88	07/01/31	30,000	27,246
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	5.00	06/01/29	50,000	47,669
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	30,000	28,268
Marriott Ownership Resorts, Inc.	4.75	01/15/28	20,000	19,364
Station Casinos LLC(1)	4.50	02/15/28	45,000	43,152
Station Casinos LLC(1)	4.63	12/01/31	20,000	18,168
Station Casinos LLC(1)	6.63	03/15/32	30,000	30,192
				214,059
MACHINERY-CONSTRUCTION & MINING – 0.1%
Manitowoc Co., Inc.(1)	9.25	10/01/31	20,000	20,815

MACHINERY-DIVERSIFIED – 0.7%
Chart Industries, Inc.(1)	9.50	01/01/31	35,000	37,769
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC(1)	9.00	02/15/29	60,000	62,984
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	95,000	94,002
				194,755
MEDIA – 4.0%
AMC Networks, Inc.	4.25	02/15/29	60,000	47,593
Block Communications, Inc.(1)	4.88	03/01/28	20,000	18,745
Cable One, Inc.(1)	4.00	11/15/30	40,000	32,736
DISH Network Corp.(1)	11.75	11/15/27	210,000	221,905
GCI LLC(1)	4.75	10/15/28	35,000	33,059
Gray Media, Inc.(1)	4.75	10/15/30	40,000	24,332
Gray Media, Inc.(1)	5.38	11/15/31	70,000	41,814

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 4.0% (Continued)
Gray Media, Inc.(1)	7.00	05/15/27	$35,000	$34,310
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	50,000	49,257
McGraw-Hill Education, Inc.(1)	7.38	09/01/31	40,000	41,654
Midcontinent Communications(1)	8.00	08/15/32	40,000	41,102
Scripps Escrow II, Inc.(1)	3.88	01/15/29	35,000	25,564
Sinclair Television Group, Inc.(1)	4.13	12/01/30	45,000	31,637
Townsquare Media, Inc.(1)	6.88	02/01/26	15,000	15,010
Univision Communications, Inc.(1)	4.50	05/01/29	60,000	54,715
Univision Communications, Inc.(1)	6.63	06/01/27	90,000	90,088
Univision Communications, Inc.(1)	7.38	06/30/30	55,000	54,338
Univision Communications, Inc.(1)	8.00	08/15/28	85,000	86,984
Univision Communications, Inc.(1)	8.50	07/31/31	70,000	70,371
Virgin Media Finance PLC(1)	5.00	07/15/30	55,000	47,970
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	30,000	28,667
Ziggo Bond Co. BV(1)	5.13	02/28/30	30,000	27,315
				1,119,166
METAL FABRICATE/HARDWARE – 0.1%
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	30,000	28,256

MINING – 1.4%
Arsenal AIC Parent LLC(1)	11.50	10/01/31	30,000	33,531
Century Aluminum Co.(1)	7.50	04/01/28	10,000	10,145
Coeur Mining, Inc.(1)	5.13	02/15/29	20,000	19,466
Compass Minerals International, Inc.(1)	6.75	12/01/27	30,000	29,786
Eldorado Gold Corp.(1)	6.25	09/01/29	30,000	29,638
Hecla Mining Co.	7.25	02/15/28	30,000	30,440
Hudbay Minerals, Inc.(1)	4.50	04/01/26	35,000	34,643
Hudbay Minerals, Inc.(1)	6.13	04/01/29	35,000	35,102
IAMGOLD Corp.(1)	5.75	10/15/28	30,000	29,412
JW Aluminum Continuous Cast Co.(1)	10.25	06/01/26	10,000	10,017
Kaiser Aluminum Corp.(1)	4.50	06/01/31	30,000	26,971
Kaiser Aluminum Corp.(1)	4.63	03/01/28	35,000	33,756
New Gold, Inc.(1)	7.50	07/15/27	30,000	30,203
Taseko Mines Ltd.(1)	8.25	05/01/30	30,000	30,748
				383,858
MISCELLANEOUS MANUFACTURER – 0.2%
Calderys Financing LLC(1)	11.25	06/01/28	35,000	37,497
LSB Industries, Inc.(1)	6.25	10/15/28	30,000	29,577
				67,074
OFFICE FURNISHINGS – 0.0%
Interface, Inc.(1)	5.50	12/01/28	10,000	9,839

OFFICE/BUSINESS EQUIPMENT – 0.5%
Pitney Bowes, Inc.(1)	6.88	03/15/27	30,000	30,155
Pitney Bowes, Inc.(1)	7.25	03/15/29	15,000	15,091
Xerox Corp.	4.80	03/01/35	10,000	6,115
Xerox Corp.	6.75	12/15/39	25,000	16,915

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OFFICE/BUSINESS EQUIPMENT – 0.5% (Continued)
Xerox Holdings Corp.(1)	5.50	08/15/28	$45,000	$38,414
Xerox Holdings Corp.(1)	8.88	11/30/29	30,000	26,351
				133,041
OIL & GAS – 5.4%
Aethon United BR LP/Aethon United Finance Corp.(1)	7.50	10/01/29	60,000	61,581
Borr IHC Ltd./Borr Finance LLC(1)	10.00	11/15/28	78,780	78,858
Borr IHC Ltd./Borr Finance LLC(1)	10.38	11/15/30	38,058	38,017
California Resources Corp.(1)	8.25	06/15/29	55,000	56,587
CITGO Petroleum Corp.(1)	6.38	06/15/26	25,000	25,091
CITGO Petroleum Corp.(1)	8.38	01/15/29	70,000	72,394
Comstock Resources, Inc.(1)	5.88	01/15/30	55,000	52,092
Comstock Resources, Inc.(1)	6.75	03/01/29	25,000	24,574
Comstock Resources, Inc.(1)	6.75	03/01/29	75,000	73,671
CVR Energy, Inc.(1)	5.75	02/15/28	25,000	23,560
CVR Energy, Inc.(1)	8.50	01/15/29	35,000	34,293
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	40,000	41,117
Encino Acquisition Partners Holdings LLC(1)	8.75	05/01/31	30,000	31,923
EnQuest PLC(1)	11.63	11/01/27	30,000	30,402
Gulfport Energy Operating Corp.(1)	6.75	09/01/29	40,000	40,755
Karoon USA Finance, Inc.(1)	10.50	05/14/29	20,000	20,513
Kimmeridge Texas Gas LLC(1)	8.50	02/15/30	30,000	30,135
Kraken Oil & Gas Partners LLC(1)	7.63	08/15/29	30,000	29,550
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.88	12/01/32	25,000	25,126
Moss Creek Resources Holdings, Inc.(1)	8.25	09/01/31	45,000	44,879
Nabors Industries, Inc.(1)	7.38	05/15/27	40,000	40,400
Nabors Industries, Inc.(1)	9.13	01/31/30	40,000	41,556
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	40,000	40,709
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	30,000	31,495
Precision Drilling Corp.(1)	6.88	01/15/29	25,000	25,235
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(1)	7.88	11/01/28	35,000	36,393
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	25,000	25,100
Talos Production, Inc.(1)	9.00	02/01/29	30,000	31,226
Talos Production, Inc.(1)	9.38	02/01/31	35,000	36,392
Teine Energy Ltd.(1)	6.88	04/15/29	15,000	14,548
TGNR Intermediate Holdings LLC(1)	5.50	10/15/29	40,000	38,013
Transocean Aquila Ltd.(1)	8.00	09/30/28	22,692	23,340
Transocean Poseidon Ltd.(1)	6.88	02/01/27	21,000	21,082
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	30,000	30,767
Transocean, Inc.(1)	8.75	02/15/30	55,250	57,661
Vermilion Energy, Inc.(1)	6.88	05/01/30	25,000	24,929
Vital Energy, Inc.(1)	7.75	07/31/29	20,000	20,090
Vital Energy, Inc.(1)	7.88	04/15/32	60,000	59,217
Vital Energy, Inc.	9.75	10/15/30	15,000	15,955
W&T Offshore, Inc.(1)	10.75	02/01/29	20,000	20,004
Wildfire Intermediate Holdings LLC(1)	7.50	10/15/29	35,000	34,634
				1,503,864

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS SERVICES – 0.6%
Solaris Midstream Holdings LLC(1)	7.63	04/01/26	$10,000	$10,036
Star Holding LLC(1)	8.75	08/01/31	15,000	14,621
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	45,000	45,310
USA Compression Partners LP/USA Compression Finance Corp.(1)	7.13	03/15/29	60,000	61,445
Viridien(1)	8.75	04/01/27	30,000	30,342
				161,754
PACKAGING & CONTAINERS – 2.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	35,000	31,683
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	35,000	34,843
Clearwater Paper Corp.(1)	4.75	08/15/28	15,000	14,219
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	40,000	40,425
Clydesdale Acquisition Holdings, Inc.(1)	6.88	01/15/30	20,000	20,343
Intelligent Packaging Ltd. FinCo., Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(1)	6.00	09/15/28	50,000	49,786
LABL, Inc.(1)	5.88	11/01/28	25,000	22,165
LABL, Inc.(1)	8.63	10/01/31	60,000	54,113
LABL, Inc.(1)	9.50	11/01/28	20,000	19,677
Mauser Packaging Solutions Holding Co.(1)	7.88	04/15/27	150,000	153,032
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	35,000	35,143
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	45,000	43,920
Owens-Brockway Glass Container, Inc.(1)	7.38	06/01/32	10,000	9,617
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.(1)	4.38	10/15/28	30,000	30,114
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(1)	4.00	10/15/27	60,000	60,141
Trivium Packaging Finance BV(1)	5.50	08/15/26	65,000	64,720
				683,941
PHARMACEUTICALS – 2.7%
AdaptHealth LLC(1)	4.63	08/01/29	35,000	32,210
AdaptHealth LLC(1)	5.13	03/01/30	30,000	27,773
AdaptHealth LLC(1)	6.13	08/01/28	20,000	19,667
Bausch Health Cos, Inc.(1)	4.88	06/01/28	100,000	81,115
Bausch Health Cos, Inc.(1)	5.75	08/15/27	10,000	8,798
Bausch Health Cos, Inc.(1)	6.13	02/01/27	40,000	36,600
Bausch Health Cos, Inc.(1)	11.00	09/30/28	125,000	116,710
BellRing Brands, Inc.(1)	7.00	03/15/30	50,000	51,892
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	30,000	26,595
Elanco Animal Health, Inc.	6.65	08/28/28	45,000	46,367
Endo Finance Holdings, Inc.(1)	8.50	04/15/31	60,000	64,254
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	40,000	27,245
Option Care Health, Inc.(1)	4.38	10/31/29	30,000	28,076
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	110,000	99,650
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	7.88	05/15/34	30,000	30,625
Owens & Minor, Inc.(1)	4.50	03/31/29	20,000	18,218
Owens & Minor, Inc.(1)	6.63	04/01/30	40,000	38,549
				754,344

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 4.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	6.63	07/15/26	$25,000	$25,004
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.00	07/15/29	35,000	35,978
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.25	07/15/32	20,000	20,941
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	15,000	15,076
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	8.63	03/15/29	70,000	73,487
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	35,000	37,071
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	45,000	45,591
Genesis Energy LP/Genesis Energy Finance Corp.	7.88	05/15/32	40,000	40,102
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	01/15/27	22,000	22,408
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	05/15/33	35,000	35,030
Genesis Energy LP/Genesis Energy Finance Corp.	8.25	01/15/29	30,000	30,731
Genesis Energy LP/Genesis Energy Finance Corp.	8.88	04/15/30	35,000	36,313
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	20,000	20,298
Global Partners LP/GLP Finance Corp.	7.00	08/01/27	25,000	25,134
Global Partners LP/GLP Finance Corp.(1)	8.25	01/15/32	30,000	31,337
Howard Midstream Energy Partners LLC(1)	7.38	07/15/32	35,000	36,409
Howard Midstream Energy Partners LLC(1)	8.88	07/15/28	35,000	36,944
ITT Holdings LLC(1)	6.50	08/01/29	75,000	70,160
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	25,000	27,227
New Fortress Energy, Inc.(1)	6.50	09/30/26	30,000	29,276
NFE Financing LLC(1)	12.00	11/15/29	160,000	167,100
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.13	02/15/29	55,000	56,482
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.38	02/15/32	70,000	72,059
Prairie Acquiror LP(1)	9.00	08/01/29	25,000	25,876
Summit Midstream Holdings LLC(1)	8.63	10/31/29	45,000	47,426
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	45,000	44,050
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	03/01/27	25,000	24,900
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	50,000	48,303
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	20,000	19,257
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.38	02/15/29	40,000	40,746
				1,240,716
REAL ESTATE – 0.8%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.(1)	7.00	04/15/30	39,400	36,188
CoreLogic, Inc.(1)	4.50	05/01/28	45,000	42,186
Five Point Operating Co. LP/Five Point Capital Corp.(1),(3)	10.50	01/15/28	16,791	17,152
Hunt Cos, Inc.(1)	5.25	04/15/29	40,000	38,407
Kennedy-Wilson, Inc.	4.75	03/01/29	45,000	41,646
Kennedy-Wilson, Inc.	4.75	02/01/30	25,000	22,523
Kennedy-Wilson, Inc.	5.00	03/01/31	40,000	35,456
				233,558
REAL ESTATE INVESTMENT TRUSTS (REITS) – 2.9%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	30,000	26,953
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	4.50	04/01/27	50,000	48,107
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	5.75	05/15/26	35,000	34,748
Hudson Pacific Properties LP	3.25	01/15/30	25,000	18,237

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 2.9% (Continued)
Hudson Pacific Properties LP	3.95	11/01/27	$25,000	$22,892
Hudson Pacific Properties LP	4.65	04/01/29	30,000	24,131
Hudson Pacific Properties LP	5.95	02/15/28	15,000	13,532
Pebblebrook Hotel LP/PEB Finance Corp.(1)	6.38	10/15/29	25,000	24,980
Rithm Capital Corp.(1)	8.00	04/01/29	50,000	50,640
Service Properties Trust	3.95	01/15/28	20,000	17,680
Service Properties Trust	4.38	02/15/30	25,000	20,124
Service Properties Trust	4.75	10/01/26	25,000	24,190
Service Properties Trust	4.95	02/15/27	25,000	24,185
Service Properties Trust	4.95	10/01/29	25,000	20,690
Service Properties Trust	5.25	02/15/26	25,000	24,603
Service Properties Trust	5.50	12/15/27	20,000	19,267
Service Properties Trust	8.38	06/15/29	40,000	40,011
Service Properties Trust(1)	8.63	11/15/31	60,000	63,764
Service Properties Trust	8.88	06/15/32	30,000	29,232
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	4.75	04/15/28	35,000	33,283
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	10.50	02/15/28	170,000	181,867
XHR LP(1)	4.88	06/01/29	25,000	23,774
XHR LP(1)	6.63	05/15/30	25,000	25,301
				812,191
RETAIL – 6.3%
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	175,000	158,609
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	40,000	38,510
Arko Corp.(1)	5.13	11/15/29	20,000	18,476
Bath & Body Works, Inc.	6.95	03/01/33	20,000	20,338
Beacon Roofing Supply, Inc.(1)	4.13	05/15/29	20,000	19,577
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	10,000	9,154
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	20,000	19,378
Brinker International, Inc.(1)	8.25	07/15/30	25,000	26,689
CEC Entertainment LLC(1)	6.75	05/01/26	40,000	40,071
Cougar JV Subsidiary LLC(1)	8.00	05/15/32	40,000	41,896
eG Global Finance PLC(1)	12.00	11/30/28	60,000	67,326
Evergreen Acqco 1 LP/TVI, Inc.(1)	9.75	04/26/28	26,000	27,327
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.38	04/01/26	40,000	39,955
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	50,000	47,247
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	60,000	56,560
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.38	01/15/29	20,000	18,756
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.75	01/15/32	25,000	22,140
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	11.50	08/15/29	40,000	40,900
GYP Holdings III Corp.(1)	4.63	05/01/29	10,000	9,525
Ken Garff Automotive LLC(1)	4.88	09/15/28	25,000	24,052
LCM Investments Holdings II LLC(1)	4.88	05/01/29	60,000	56,962
LCM Investments Holdings II LLC(1)	8.25	08/01/31	50,000	52,541
Michaels Cos, Inc.(1)	5.25	05/01/28	50,000	38,929
Papa John’s International, Inc.(1)	3.88	09/15/29	15,000	13,637
Patrick Industries, Inc.(1)	4.75	05/01/29	20,000	19,078
Patrick Industries, Inc.(1)	6.38	11/01/32	30,000	29,606
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	70,000	69,849

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 6.3% (Continued)
QVC, Inc.	5.45	08/15/34	$15,000	$9,232
QVC, Inc.	5.95	03/15/43	15,000	8,274
QVC, Inc.(1)	6.88	04/15/29	40,000	33,401
Raising Cane’s Restaurants LLC(1)	9.38	05/01/29	30,000	32,167
Saks Global Enterprises LLC(1)	11.00	12/15/29	120,000	115,006
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	7.75	10/15/29	30,000	30,725
Staples, Inc.(1)	10.75	09/01/29	145,000	142,288
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	40,000	36,411
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	20,000	19,942
Victoria’s Secret & Co.(1)	4.63	07/15/29	35,000	32,189
Victra Holdings LLC/Victra Finance Corp.(1)	8.75	09/15/29	30,000	31,807
Walgreens Boots Alliance, Inc.	3.20	04/15/30	30,000	24,936
Walgreens Boots Alliance, Inc.	3.45	06/01/26	85,000	82,810
Walgreens Boots Alliance, Inc.	4.10	04/15/50	30,000	19,968
Walgreens Boots Alliance, Inc.	4.50	11/18/34	20,000	15,975
Walgreens Boots Alliance, Inc.	4.65	06/01/46	15,000	9,945
Walgreens Boots Alliance, Inc.	4.80	11/18/44	45,000	33,785
Walgreens Boots Alliance, Inc.	8.13	08/15/29	45,000	45,526
				1,751,475
SEMICONDUCTORS – 0.1%
ams-OSRAM AG(1)	12.25	03/30/29	15,000	14,906

SOFTWARE – 4.0%
ACI Worldwide, Inc.(1)	5.75	08/15/26	15,000	15,014
Capstone Borrower, Inc.(1)	8.00	06/15/30	30,000	31,573
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(1)	8.00	06/15/29	45,000	43,650
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	45,000	42,785
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	55,000	51,616
Cloud Software Group, Inc.(1)	6.50	03/31/29	235,000	231,208
Cloud Software Group, Inc.(1)	8.25	06/30/32	105,000	109,216
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	25,000	25,292
Dun & Bradstreet Corp.(1)	5.00	12/15/29	30,000	29,188
Dye & Durham Ltd.(1)	8.63	04/15/29	35,000	36,614
Ellucian Holdings, Inc.(1)	6.50	12/01/29	45,000	45,384
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	4.63	05/01/28	30,000	27,713
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	8.75	05/01/29	30,000	30,931
Rocket Software, Inc.(1)	9.00	11/28/28	50,000	51,830
SS&C Technologies, Inc.(1)	5.50	09/30/27	120,000	119,769
SS&C Technologies, Inc.(1)	6.50	06/01/32	45,000	45,773
UKG, Inc.(1)	6.88	02/01/31	140,000	143,031
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	40,000	36,895
				1,117,482
TELECOMMUNICATIONS – 6.4%
Africell Holding Ltd.(1)	10.50	10/23/29	20,000	19,678
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	9.00	09/15/29	110,000	98,734
Consolidated Communications, Inc.(1)	5.00	10/01/28	25,000	23,709
Consolidated Communications, Inc.(1)	6.50	10/01/28	45,000	44,007

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 6.4% (Continued)
EchoStar Corp.	10.75	11/30/29	$315,000	$339,795
Frontier Communications Holdings LLC(1)	5.00	05/01/28	90,000	89,158
Frontier Communications Holdings LLC(1)	5.88	10/15/27	75,000	75,071
Frontier Communications Holdings LLC	5.88	11/01/29	45,000	44,884
Frontier Communications Holdings LLC(1)	6.00	01/15/30	60,000	60,170
Frontier Communications Holdings LLC(1)	6.75	05/01/29	60,000	60,451
Frontier Communications Holdings LLC(1)	8.63	03/15/31	45,000	48,112
Frontier Communications Holdings LLC(1)	8.75	05/15/30	70,000	74,024
Frontier Florida LLC	6.86	02/01/28	10,000	10,266
GoTo Group, Inc.(1)	5.50	05/01/28	25,000	21,875
Hughes Satellite Systems Corp.	5.25	08/01/26	45,000	40,401
Iliad Holding SASU(1)	7.00	10/15/28	50,000	50,946
Iliad Holding SASU(1)	7.00	04/15/32	50,000	50,760
Iliad Holding SASU(1)	8.50	04/15/31	55,000	59,097
Level 3 Financing, Inc.(1)	10.50	04/15/29	40,000	45,005
Level 3 Financing, Inc.(1)	10.50	05/15/30	60,000	65,683
Level 3 Financing, Inc.(1)	10.75	12/15/30	40,000	45,220
Level 3 Financing, Inc.(1)	11.00	11/15/29	90,000	102,145
Lumen Technologies, Inc.(1)	4.13	04/15/29	20,000	18,034
Lumen Technologies, Inc.(1)	4.13	04/15/30	15,000	13,222
Lumen Technologies, Inc.(1)	10.00	10/15/32	35,000	34,956
Sunrise Hold Co. IV BV(1)	5.50	01/15/28	20,000	19,779
Windstream Services LLC/Windstream Escrow Finance Corp.(1)	8.25	10/01/31	125,000	129,472
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	90,000	85,020
				1,769,674
TRANSPORTATION – 0.3%
Brightline East LLC(1)	11.00	01/31/30	60,000	58,201
Watco Cos LLC/Watco Finance Corp.(1)	7.13	08/01/32	35,000	36,312
				94,513
TOTAL CORPORATE BONDS (Cost – $26,852,387)				27,248,737

SHORT-TERM INVESTMENTS – 1.3%
TIME DEPOSITS – 1.3%
Sumitomo Mitsui Trust Bank, London	3.68	02/03/25	359,565	359,565
TOTAL SHORT-TERM INVESTMENTS (Cost – $359,565)				359,565

TOTAL INVESTMENTS – 99.3% (Cost – $27,211,952)				$27,608,302
OTHER ASSETS LESS LIABILITIES – 0.7%				204,728
NET ASSETS – 100.0%				$27,813,030

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2025, amounts to $24,155,319 and represents 86.8% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.
(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of January 31, 2025.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx B Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$27,248,737	$–	$27,248,737
Time Deposits	–	359,565	–	359,565
Total Investments	$–	$27,608,302	$–	$27,608,302

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.0%
MEDIA – 0.0%
Beasley Broadcast Group, Inc. Class A*	119	$927
TOTAL COMMON STOCKS (Cost – $1,475)		927

	Rate (%)	Maturity	Face Amount
CORPORATE BONDS – 97.6%
ADVERTISING – 2.0%
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	$1,290,000	1,150,116
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	1,199,000	1,112,777
CMG Media Corp.(1)	8.88	06/18/29	710,000	573,843
				2,836,736
AEROSPACE/DEFENSE – 1.0%
F-Brasile SpA/F-Brasile US LLC(1)	7.38	08/15/26	545,000	546,134
Spirit AeroSystems, Inc.	4.60	06/15/28	870,000	839,513
				1,385,647
APPAREL – 0.4%
Wolverine World Wide, Inc.(1)	4.00	08/15/29	660,000	586,897

AUTO MANUFACTURERS – 1.1%
McLaren Finance PLC(1)	7.50	08/01/26	775,000	777,246
PM General Purchaser LLC(1)	9.50	10/01/28	810,000	806,954
				1,584,200
AUTO PARTS & EQUIPMENT – 0.9%
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	805,000	657,042
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	745,000	648,701
				1,305,743
BEVERAGES – 0.6%
Triton Water Holdings, Inc.(1)	6.25	04/01/29	855,000	849,955

BIOTECHNOLOGY – 0.3%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	540,000	455,771

BUILDING MATERIALS – 1.5%
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	390,000	315,983
CP Atlas Buyer, Inc.(1)	7.00	12/01/28	642,000	572,078
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	730,000	709,135
Wilsonart LLC(1)	11.00	08/15/32	600,000	600,659
				2,197,855
CHEMICALS – 4.2%
GPD Cos, Inc.(1)	10.13	04/01/26	620,000	611,984
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	550,000	555,422
Innophos Holdings, Inc.(1)	11.50	06/15/29	560,000	597,156
LSF11 A5 Hold Co. LLC(1)	6.63	10/15/29	328,000	337,557
Mativ Holdings, Inc.(1)	8.00	10/01/29	505,000	481,784
Olympus Water US Holding Corp.(1)	6.25	10/01/29	505,000	486,026
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	865,000	839,677

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 4.2% (Continued)
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	$940,000	$860,699
WR Grace Holdings LLC(1)	5.63	08/15/29	1,395,000	1,305,137
				6,075,442
COMMERCIAL SERVICES – 5.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	1,160,000	1,074,563
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	9.75	07/15/27	1,265,000	1,273,774
Deluxe Corp.(1)	8.00	06/01/29	600,000	588,449
Garda World Security Corp.(1)	6.00	06/01/29	605,000	583,416
Garda World Security Corp.(1)	8.25	08/01/32	665,000	684,665
Garda World Security Corp.(1)	8.38	11/15/32	1,205,000	1,245,135
Hertz Corp.(1)	4.63	12/01/26	600,000	534,277
Hertz Corp.(1)	5.00	12/01/29	1,240,000	895,981
Mavis Tire Express Services Topco Corp.(1)	6.50	05/15/29	870,000	844,343
Signal Parent, Inc.(1)	6.13	04/01/29	346,000	224,340
StoneMor, Inc.(1)	8.50	05/15/29	485,000	444,339
WW International, Inc.(1)	4.50	04/15/29	586,000	120,728
				8,514,010
COMPUTERS – 2.5%
Ahead DB Holdings LLC(1)	6.63	05/01/28	480,000	475,422
McAfee Corp.(1)	7.38	02/15/30	2,445,000	2,411,132
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct(1)	13.00	12/15/30	197,648	233,966
Virtusa Corp.(1)	7.13	12/15/28	430,000	422,577
				3,543,097
COSMETICS/PERSONAL CARE – 0.0%
Oriflame Investment Holding PLC(1)	5.13	05/04/26	425,000	46,301

DISTRIBUTION/WHOLESALE – 1.0%
BCPE Empire Holdings, Inc.(1)	7.63	05/01/27	825,000	829,202
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	600,000	597,047
				1,426,249
DIVERSIFIED FINANCIAL SERVICES – 3.2%
Aretec Group, Inc.(1)	7.50	04/01/29	495,000	496,754
Armor Holdco, Inc.(1)	8.50	11/15/29	419,000	422,220
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	480,000	420,186
Cobra Acquisition Co. LLC(1)	12.25	11/01/29	300,000	313,300
Hightower Holding LLC(1)	6.75	04/15/29	370,000	363,077
Hightower Holding LLC(1)	9.13	01/31/30	495,000	522,077
LD Holdings Group LLC(1)	6.13	04/01/28	645,000	564,560
LD Holdings Group LLC(1)	8.75	11/01/27	395,000	380,356
Osaic Holdings, Inc.(1)	10.75	08/01/27	495,000	512,646
PHH Escrow Issuer LLC/PHH Corp.(1)	9.88	11/01/29	621,000	608,235
				4,603,411
ENGINEERING & CONSTRUCTION – 0.9%
Great Lakes Dredge & Dock Corp.(1)	5.25	06/01/29	395,000	367,289
INNOVATE Corp.(1)	8.50	02/01/26	390,000	381,993
Tutor Perini Corp.(1)	11.88	04/30/29	505,000	564,366
				1,313,648

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 2.5%
Affinity Interactive(1)	6.88	12/15/27	$670,000	$569,387
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	753,000	275,371
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	1,170,000	989,130
Motion Bondco DAC(1)	6.63	11/15/27	505,000	486,776
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	910,000	679,206
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	880,000	597,824
				3,597,694
ENVIRONMENTAL CONTROL – 0.8%
Madison IAQ LLC(1)	5.88	06/30/29	1,260,000	1,215,977

FOOD – 2.1%
B&G Foods, Inc.	5.25	09/15/27	690,000	655,571
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.63	07/01/29	600,000	627,065
Fiesta Purchaser, Inc.(1)	9.63	09/15/32	540,000	563,979
TreeHouse Foods, Inc.	4.00	09/01/28	630,000	576,748
United Natural Foods, Inc.(1)	6.75	10/15/28	630,000	626,054
				3,049,417
FOOD SERVICE – 0.6%
TKC Holdings, Inc.(1)	10.50	05/15/29	835,000	852,637

HEALTHCARE-SERVICES – 3.5%
AHP Health Partners, Inc.(1)	5.75	07/15/29	360,000	343,818
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	1,470,000	965,037
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	1,535,000	1,055,121
LifePoint Health, Inc.(1)	5.38	01/15/29	607,000	537,924
LifePoint Health, Inc.(1)	10.00	06/01/32	960,000	937,057
ModivCare, Inc.(1)	5.00	10/01/29	595,000	254,104
Surgery Center Holdings, Inc.(1)	7.25	04/15/32	985,000	983,778
				5,076,839
HOUSEHOLD PRODUCTS/WARES – 0.3%
Kronos Acquisition Holdings, Inc.(1)	10.75	06/30/32	540,000	479,788

INSURANCE – 9.8%
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	605,000	584,036
Acrisure LLC/Acrisure Finance, Inc.(1)	8.25	02/01/29	1,112,000	1,155,317
Acrisure LLC/Acrisure Finance, Inc.(1)	8.50	06/15/29	607,000	636,774
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	5.88	11/01/29	510,000	491,073
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	10/15/27	1,515,000	1,509,410
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.38	10/01/32	780,000	797,978
Ardonagh Group Finance Ltd.(1)	8.88	02/15/32	1,840,000	1,907,130
AssuredPartners, Inc.(1)	5.63	01/15/29	660,000	668,292
AssuredPartners, Inc.(1)	7.50	02/15/32	605,000	654,887
BroadStreet Partners, Inc.(1)	5.88	04/15/29	880,000	862,245
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	8.13	02/15/32	600,000	615,718
HUB International Ltd.(1)	5.63	12/01/29	621,000	609,425
HUB International Ltd.(1)	7.38	01/31/32	2,190,000	2,253,263

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 9.8% (Continued)
Jones Deslauriers Insurance Management, Inc.(1)	10.50	12/15/30	$600,000	$650,026
USI, Inc./NY(1)	7.50	01/15/32	770,000	804,624
				14,200,198
INTERNET – 1.5%
Arches Buyer, Inc.(1)	6.13	12/01/28	630,000	571,255
Cablevision Lightpath LLC(1)	5.63	09/15/28	515,000	484,556
Millennium Escrow Corp.(1)	6.63	08/01/26	965,000	751,057
Newfold Digital Holdings Group, Inc.(1)	6.00	02/15/29	610,000	332,036
				2,138,904
IRON/STEEL – 0.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(1)	8.75	07/15/26	715,000	680,247
Infrabuild Australia Pty Ltd.(1)	14.50	11/15/28	659,000	664,833
				1,345,080
LEISURE TIME – 0.4%
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	630,000	538,032

LODGING – 0.4%
Full House Resorts, Inc.(1)	8.25	02/15/28	505,000	509,166

MACHINERY-DIVERSIFIED – 2.0%
GrafTech Finance, Inc.(1)	4.63	12/23/29	600,000	422,207
GrafTech Global Enterprises, Inc.(1)	9.88	12/23/29	550,000	474,375
Maxim Crane Works Holdings Capital LLC(1)	11.50	09/01/28	630,000	664,403
OT Merger Corp.(1)	7.88	10/15/29	264,000	113,821
SPX FLOW, Inc.(1)	8.75	04/01/30	630,000	655,270
TK Elevator Holdco GmbH(1)	7.63	07/15/28	485,000	489,356
				2,819,432
MEDIA – 8.0%
CSC Holdings LLC(1)	3.38	02/15/31	300,000	218,362
CSC Holdings LLC(1)	4.13	12/01/30	350,000	264,554
CSC Holdings LLC(1)	4.50	11/15/31	449,000	338,912
CSC Holdings LLC(1)	5.38	02/01/28	320,000	281,665
CSC Holdings LLC(1)	5.50	04/15/27	385,000	356,776
CSC Holdings LLC(1)	6.50	02/01/29	530,000	452,238
CSC Holdings LLC(1)	11.25	05/15/28	295,000	292,762
CSC Holdings LLC(1)	11.75	01/31/29	603,700	601,111
Cumulus Media New Holdings, Inc.(1)	8.00	07/01/29	326,000	117,360
DISH DBS Corp.(1)	5.25	12/01/26	1,645,000	1,523,307
DISH DBS Corp.(1)	5.75	12/01/28	1,495,000	1,298,002
iHeartCommunications, Inc.(1)	7.00	01/15/31	352,000	270,310
iHeartCommunications, Inc.(1)	7.75	08/15/30	789,100	647,821
iHeartCommunications, Inc.(1)	9.13	05/01/29	894,750	787,380
iHeartCommunications, Inc.(1)	10.88	05/01/30	808,000	558,297
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	800,000	814,839
Radiate Holdco LLC/Radiate Finance, Inc.(1)	4.50	09/15/26	1,105,000	979,946
Scripps Escrow II, Inc.(1)	5.38	01/15/31	460,000	245,784
Scripps Escrow, Inc.(1)	5.88	07/15/27	545,000	458,182

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 8.0% (Continued)
Sinclair Television Group, Inc.(1)	5.13	02/15/27	$335,000	$318,351
Sinclair Television Group, Inc.(1)	5.50	03/01/30	560,000	391,300
Urban One, Inc.(1)	7.38	02/01/28	690,000	384,592
				11,601,851
METAL FABRICATE/HARDWARE – 0.3%
Park-Ohio Industries, Inc.	6.63	04/15/27	440,000	435,659

MISCELLANEOUS MANUFACTURER – 1.0%
FXI Holdings, Inc.(1)	12.25	11/15/26	920,000	883,917
FXI Holdings, Inc.(1)	12.25	11/15/26	567,000	544,685
				1,428,602
OIL & GAS – 3.5%
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	415,000	410,098
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	395,000	384,960
Global Marine, Inc.	7.00	06/01/28	315,000	299,250
Nabors Industries Ltd.(1)	7.50	01/15/28	475,000	459,449
Nabors Industries, Inc.(1)	8.88	08/15/31	660,000	625,437
Transocean, Inc.	6.80	03/15/38	510,000	418,593
Transocean, Inc.	7.50	04/15/31	335,000	310,736
Transocean, Inc.(1)	8.00	02/01/27	560,000	560,406
Transocean, Inc.(1)	8.25	05/15/29	755,000	758,215
Transocean, Inc.(1)	8.50	05/15/31	777,000	782,839
				5,009,983
OIL & GAS SERVICES – 0.2%
Nine Energy Service, Inc.	13.00	02/01/28	360,000	253,861

PACKAGING & CONTAINERS – 6.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	1,270,000	1,109,819
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	1,470,000	1,297,503
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	1,360,000	1,388,643
Graham Packaging Co., Inc.(1)	7.13	08/15/28	642,000	639,297
Iris Holding, Inc.(1)	10.00	12/15/28	510,000	472,702
LABL, Inc.(1)	8.25	11/01/29	555,000	475,565
LABL, Inc.(1)	10.50	07/15/27	835,000	822,251
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/27	1,650,000	1,682,556
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	750,000	829,479
Trivium Packaging Finance BV(1)	8.50	08/15/27	875,000	876,185
				9,594,000
PHARMACEUTICALS – 0.8%
Bausch Health Cos, Inc.(1)	14.00	10/15/30	400,000	365,947
Grifols SA(1)	4.75	10/15/28	870,000	805,838
				1,171,785
PIPELINES – 0.3%
TransMontaigne Partners LP/TLP Finance Corp.	6.13	02/15/26	360,000	358,404

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE – 0.7%
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	$540,000	$418,620
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	680,000	552,499
				971,119
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.1%
Diversified Healthcare Trust	4.38	03/01/31	605,000	466,651
Diversified Healthcare Trust	4.75	02/15/28	605,000	531,335
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	1,160,000	778,892
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	795,000	608,058
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	1,225,000	1,097,837
MPT Operating Partnership LP/MPT Finance Corp.	5.25	08/01/26	440,000	440,355
Office Properties Income Trust(1)	3.25	03/15/27	550,000	482,215
Office Properties Income Trust(1)	9.00	03/31/29	360,000	349,453
Office Properties Income Trust(1)	9.00	09/30/29	675,000	566,986
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	840,000	738,544
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	6.50	02/15/29	1,345,000	1,228,142
				7,288,468
RETAIL – 4.9%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	1,515,000	1,428,194
Foundation Building Materials, Inc.(1)	6.00	03/01/29	485,000	433,848
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	490,000	285,328
Guitar Center, Inc.(1)	8.50	01/15/26	660,000	563,359
LBM Acquisition LLC(1)	6.25	01/15/29	895,000	828,244
Liberty Interactive LLC	8.25	02/01/30	595,000	293,199
Liberty Interactive LLC	8.50	07/15/29	370,000	188,400
Michaels Cos, Inc.(1)	7.88	05/01/29	1,305,000	826,235
Park River Holdings, Inc.(1)	5.63	02/01/29	420,000	360,946
Park River Holdings, Inc.(1)	6.75	08/01/29	375,000	333,183
Staples, Inc.(1)	12.75	01/15/30	1,020,847	798,796
White Capital Buyer LLC(1)	6.88	10/15/28	784,000	785,244
				7,124,976
SOFTWARE – 4.8%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	2,845,000	2,754,671
Cloud Software Group, Inc.(1)	9.00	09/30/29	2,725,000	2,792,912
Rackspace Finance LLC(1)	3.50	05/15/28	390,000	207,967
Rocket Software, Inc.(1)	6.50	02/15/29	720,000	683,166
West Technology Group LLC(1)	8.50	04/10/27	535,000	448,730
				6,887,446
TELECOMMUNICATIONS – 10.9%
Altice Financing SA(1)	5.00	01/15/28	1,155,000	935,278
Altice Financing SA(1)	5.75	08/15/29	1,950,000	1,526,846
Altice Financing SA(1)	9.63	07/15/27	370,000	343,085
Altice France SA(1)	5.13	01/15/29	175,000	139,800
Altice France SA(1)	5.13	07/15/29	1,110,000	884,469
Altice France SA(1)	5.50	01/15/28	515,000	417,152
Altice France SA(1)	5.50	10/15/29	935,000	744,744
Altice France SA(1)	8.13	02/01/27	795,000	668,053

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 10.9% (Continued)
CommScope LLC(1)	4.75	09/01/29	$1,345,000	$1,198,972
CommScope LLC(1)	6.00	03/01/26	1,570,000	1,570,000
GoTo Group, Inc.(1)	5.50	05/01/28	506,349	229,123
Hughes Satellite Systems Corp.	6.63	08/01/26	925,000	638,714
Level 3 Financing, Inc.(1)	3.63	01/15/29	330,000	255,750
Level 3 Financing, Inc.(1)	3.75	07/15/29	390,000	298,350
Level 3 Financing, Inc.(1)	3.88	10/15/30	480,000	376,618
Level 3 Financing, Inc.(1)	4.00	04/15/31	510,000	400,350
Level 3 Financing, Inc.(1)	4.50	04/01/30	743,000	618,889
Level 3 Financing, Inc.(1)	4.88	06/15/29	595,000	515,379
Level 3 Financing, Inc.(1)	10.00	10/15/32	364,340	364,271
Lumen Technologies, Inc.(1)	4.50	01/15/29	355,000	296,977
Lumen Technologies, Inc.	7.60	09/15/39	415,000	337,187
Lumen Technologies, Inc.	7.65	03/15/42	340,000	275,590
Lumen Technologies, Inc.(1)	10.00	10/15/32	26,000	25,967
Telesat Canada/Telesat LLC(1)	4.88	06/01/27	275,000	159,711
Telesat Canada/Telesat LLC(1)	5.63	12/06/26	607,000	360,970
Viasat, Inc.(1)	6.50	07/15/28	500,000	426,193
Viasat, Inc.(1)	7.50	05/30/31	875,000	631,313
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	1,300,000	1,153,176
				15,792,927
TRANSPORTATION – 0.2%
Carriage Purchaser, Inc.(1)	7.88	10/15/29	360,000	334,339

TOTAL CORPORATE BONDS (Cost – $137,876,762)				140,801,546

SHORT-TERM INVESTMENTS – 1.5%
TIME DEPOSITS – 1.5%
JP Morgan Chase, New York	3.68	02/03/25	2,167,415	2,167,415
TOTAL SHORT-TERM INVESTMENTS (Cost – $2,167,415)				2,167,415

TOTAL INVESTMENTS – 99.1% (Cost – $140,045,652)				$142,969,888
OTHER ASSETS LESS LIABILITIES – 0.9%				1,359,452
NET ASSETS – 100.0%				$144,329,340

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2025, amounts to $130,996,993 and represents 90.8% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$927	$–	$–	$927
Corporate Bonds	–	140,801,546	–	140,801,546
Time Deposits	–	2,167,415	–	2,167,415
Total Investments	$927	$142,968,961	$–	$142,969,888

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.6%
ADVERTISING – 0.2%
Interpublic Group of Cos, Inc.	4.65	10/01/28	$35,000	$34,775
Omnicom Group, Inc./Omnicom Capital, Inc.	3.60	04/15/26	105,000	103,709
				138,484
AEROSPACE/DEFENSE – 3.1%
Boeing Co.	2.20	02/04/26	390,000	380,006
Boeing Co.	2.70	02/01/27	75,000	71,797
Boeing Co.	2.75	02/01/26	70,000	68,565
Boeing Co.	3.10	05/01/26	60,000	58,681
Boeing Co.	3.20	03/01/29	75,000	69,482
Boeing Co.	3.25	02/01/28	80,000	75,912
Boeing Co.	5.04	05/01/27	145,000	144,948
Boeing Co.	6.26	05/01/27	80,000	82,053
Boeing Co.	6.30	05/01/29	105,000	109,210
Embraer Netherlands Finance BV	5.40	02/01/27	35,000	35,152
HEICO Corp.	5.25	08/01/28	40,000	40,523
Howmet Aerospace, Inc.	3.00	01/15/29	45,000	42,028
Howmet Aerospace, Inc.	5.90	02/01/27	50,000	51,056
L3Harris Technologies, Inc.	3.85	12/15/26	40,000	39,417
L3Harris Technologies, Inc.	4.40	06/15/28	70,000	69,090
L3Harris Technologies, Inc.	4.40	06/15/28	60,000	59,191
L3Harris Technologies, Inc.	5.05	06/01/29	55,000	55,267
L3Harris Technologies, Inc.	5.40	01/15/27	95,000	96,311
Northrop Grumman Corp.	3.20	02/01/27	50,000	48,703
Northrop Grumman Corp.	3.25	01/15/28	145,000	139,263
Northrop Grumman Corp.	4.60	02/01/29	30,000	29,800
RTX Corp.	2.65	11/01/26	50,000	48,468
RTX Corp.	3.13	05/04/27	75,000	72,551
RTX Corp.	3.50	03/15/27	80,000	78,158
RTX Corp.	4.13	11/16/28	215,000	210,312
RTX Corp.	5.00	02/27/26	40,000	40,186
RTX Corp.	5.75	11/08/26	95,000	96,669
RTX Corp.	5.75	01/15/29	35,000	36,169
				2,348,968
AGRICULTURE – 1.5%
Altria Group, Inc.	2.63	09/16/26	35,000	33,899
Altria Group, Inc.	4.40	02/14/26	65,000	64,811
Altria Group, Inc.	4.80	02/14/29	140,000	138,909
Altria Group, Inc.	6.20	11/01/28	40,000	41,637
BAT Capital Corp.	2.26	03/25/28	125,000	115,491
BAT Capital Corp.	3.22	09/06/26	70,000	68,352
BAT Capital Corp.	3.46	09/06/29	40,000	37,445
BAT Capital Corp.	3.56	08/15/27	160,000	155,237
BAT Capital Corp.	4.70	04/02/27	60,000	59,857
BAT International Finance PLC	1.67	03/25/26	115,000	111,147
BAT International Finance PLC	4.45	03/16/28	75,000	74,025
BAT International Finance PLC	5.93	02/02/29	65,000	67,049

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AGRICULTURE – 1.5% (Continued)
Bunge Ltd. Finance Corp.	3.25	08/15/26	$50,000	$48,961
Bunge Ltd. Finance Corp.	3.75	09/25/27	35,000	34,144
Bunge Ltd. Finance Corp.	4.20	09/17/29	60,000	58,237
				1,109,201
AIRLINES – 0.2%
Southwest Airlines Co.	5.13	06/15/27	128,000	128,762

AUTO MANUFACTURERS – 4.9%
Ford Motor Co.	4.35	12/08/26	115,000	113,430
Ford Motor Credit Co. LLC	2.70	08/10/26	120,000	115,641
Ford Motor Credit Co. LLC	2.90	02/16/28	60,000	55,701
Ford Motor Credit Co. LLC	2.90	02/10/29	55,000	49,510
Ford Motor Credit Co. LLC	3.82	11/02/27	50,000	47,976
Ford Motor Credit Co. LLC	4.13	08/17/27	85,000	82,445
Ford Motor Credit Co. LLC	4.27	01/09/27	65,000	63,835
Ford Motor Credit Co. LLC	4.54	08/01/26	50,000	49,525
Ford Motor Credit Co. LLC	4.95	05/28/27	105,000	104,256
Ford Motor Credit Co. LLC	5.11	05/03/29	110,000	107,460
Ford Motor Credit Co. LLC	5.13	11/05/26	85,000	84,915
Ford Motor Credit Co. LLC	5.30	09/06/29	60,000	58,945
Ford Motor Credit Co. LLC	5.80	03/05/27	105,000	105,983
Ford Motor Credit Co. LLC	5.80	03/08/29	115,000	115,286
Ford Motor Credit Co. LLC	5.85	05/17/27	105,000	106,168
Ford Motor Credit Co. LLC	5.88	11/07/29	85,000	85,123
Ford Motor Credit Co. LLC	6.80	11/07/28	115,000	119,391
Ford Motor Credit Co. LLC	6.80	05/12/28	105,000	108,804
Ford Motor Credit Co. LLC	6.95	03/06/26	100,000	101,836
Ford Motor Credit Co. LLC	6.95	06/10/26	70,000	71,511
Ford Motor Credit Co. LLC	7.35	11/04/27	105,000	109,871
General Motors Co.	4.20	10/01/27	60,000	58,939
General Motors Co.	5.00	10/01/28	55,000	54,842
General Motors Co.	5.40	10/15/29	75,000	75,541
General Motors Co.	6.80	10/01/27	80,000	83,524
General Motors Financial Co., Inc.	1.50	06/10/26	85,000	81,350
General Motors Financial Co., Inc.	2.35	02/26/27	60,000	57,002
General Motors Financial Co., Inc.	2.40	04/10/28	70,000	64,611
General Motors Financial Co., Inc.	2.40	10/15/28	60,000	54,612
General Motors Financial Co., Inc.	2.70	08/20/27	65,000	61,604
General Motors Financial Co., Inc.	4.00	10/06/26	55,000	54,250
General Motors Financial Co., Inc.	4.30	04/06/29	85,000	82,055
General Motors Financial Co., Inc.	4.35	01/17/27	90,000	89,100
General Motors Financial Co., Inc.	4.90	10/06/29	70,000	68,900
General Motors Financial Co., Inc.	5.00	04/09/27	95,000	95,188
General Motors Financial Co., Inc.	5.25	03/01/26	105,000	105,346
General Motors Financial Co., Inc.	5.35	07/15/27	80,000	80,827
General Motors Financial Co., Inc.	5.35	01/07/30	80,000	79,954
General Motors Financial Co., Inc.	5.40	04/06/26	120,000	120,786
General Motors Financial Co., Inc.	5.40	05/08/27	90,000	90,921

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 4.9% (Continued)
General Motors Financial Co., Inc.	5.55	07/15/29	$90,000	$91,057
General Motors Financial Co., Inc.	5.65	01/17/29	35,000	35,558
General Motors Financial Co., Inc.	5.80	06/23/28	105,000	107,328
General Motors Financial Co., Inc.	5.80	01/07/29	110,000	112,106
General Motors Financial Co., Inc.	6.00	01/09/28	70,000	71,933
				3,734,946
AUTO PARTS & EQUIPMENT – 0.2%
Aptiv Swiss Holdings Ltd.	4.65	09/13/29	35,000	34,140
BorgWarner, Inc.	2.65	07/01/27	80,000	76,181
BorgWarner, Inc.	4.95	08/15/29	35,000	34,874
Lear Corp.	3.80	09/15/27	45,000	43,925
				189,120
BANKS – 9.1%
Banco Bilbao Vizcaya Argentaria SA	6.14	09/14/28	50,000	51,243
Bank of Montreal	3.80	12/15/32	90,000	86,439
Barclays PLC	2.28	11/24/27	130,000	124,152
Barclays PLC	4.34	01/10/28	95,000	93,587
Barclays PLC	4.84	05/09/28	145,000	143,414
Barclays PLC	4.84	09/10/28	75,000	74,750
Barclays PLC	4.94	09/10/30	110,000	108,357
Barclays PLC	4.97	05/16/29	130,000	129,511
Barclays PLC	5.09	06/20/30	95,000	93,060
Barclays PLC	5.20	05/12/26	130,000	130,281
Barclays PLC	5.50	08/09/28	125,000	126,402
Barclays PLC	5.67	03/12/28	85,000	86,242
Barclays PLC	5.69	03/12/30	145,000	147,321
Barclays PLC	5.83	05/09/27	155,000	156,793
Barclays PLC	6.49	09/13/29	95,000	99,156
Barclays PLC	6.50	09/13/27	100,000	102,385
Barclays PLC	7.39	11/02/28	100,000	105,986
Citigroup, Inc.	4.13	07/25/28	155,000	151,329
Citigroup, Inc.	4.30	11/20/26	75,000	74,490
Citigroup, Inc.	4.45	09/29/27	280,000	276,997
Citigroup, Inc.	4.60	03/09/26	105,000	104,932
Citigroup, Inc.	5.59	11/19/34	90,000	89,554
Citizens Financial Group, Inc.	2.85	07/27/26	30,000	29,141
Citizens Financial Group, Inc.	5.84	01/23/30	95,000	96,693
Comerica, Inc.	4.00	02/01/29	35,000	33,372
Comerica, Inc.	5.98	01/30/30	75,000	75,754
Cooperatieve Rabobank UA	3.75	07/21/26	92,000	90,389
Deutsche Bank AG/New York, NY	2.31	11/16/27	115,000	109,702
Deutsche Bank AG/New York, NY	2.55	01/07/28	80,000	76,364
Deutsche Bank AG/New York, NY	4.88	12/01/32	75,000	72,966
Deutsche Bank AG/New York, NY	5.00	09/11/30	85,000	83,571
Deutsche Bank AG/New York, NY	5.37	01/10/29	100,000	100,278
Deutsche Bank AG/New York, NY	5.71	02/08/28	75,000	75,919
Deutsche Bank AG/New York, NY	6.72	01/18/29	110,000	114,580

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 9.1% (Continued)
Deutsche Bank AG/New York, NY	6.82	11/20/29	$110,000	$115,816
Deutsche Bank AG/New York, NY	7.15	07/13/27	99,000	102,023
Discover Bank	3.45	07/27/26	70,000	68,612
Discover Bank	4.65	09/13/28	65,000	64,029
Fifth Third Bancorp	1.71	11/01/27	50,000	47,406
Fifth Third Bancorp	2.55	05/05/27	50,000	47,645
Fifth Third Bancorp	3.95	03/14/28	45,000	43,736
Fifth Third Bancorp	4.77	07/28/30	75,000	73,810
Fifth Third Bancorp	4.90	09/06/30	50,000	49,484
Fifth Third Bancorp	6.34	07/27/29	95,000	98,839
Fifth Third Bancorp	6.36	10/27/28	80,000	82,814
Fifth Third Bank, Inc.	3.85	03/15/26	45,000	44,495
FNB Corp./PA	5.72	12/11/30	35,000	34,821
Goldman Sachs Group, Inc.	5.95	01/15/27	55,000	56,367
HSBC Holdings PLC	4.38	11/23/26	60,000	59,605
Huntington Bancshares, Inc./OH	4.44	08/04/28	55,000	54,396
Huntington Bancshares, Inc./OH	5.27	01/15/31	80,000	80,209
Huntington Bancshares, Inc./OH	6.21	08/21/29	95,000	98,400
KeyBank, N.A./Cleveland, OH	3.40	05/20/26	45,000	44,147
KeyBank, N.A./Cleveland, OH	5.85	11/15/27	70,000	71,753
KeyCorp	2.25	04/06/27	60,000	56,761
KeyCorp	2.55	10/01/29	50,000	44,696
KeyCorp	4.10	04/30/28	55,000	53,392
Lloyds Banking Group PLC	4.65	03/24/26	105,000	104,592
M&T Bank Corp.	4.55	08/16/28	20,000	19,822
M&T Bank Corp.	4.83	01/16/29	50,000	49,763
M&T Bank Corp.	7.41	10/30/29	70,000	75,213
Morgan Stanley	3.95	04/23/27	140,000	137,633
Morgan Stanley	4.35	09/08/26	160,000	158,950
NatWest Group PLC	6.48	06/01/34	70,000	72,186
Regions Financial Corp.	1.80	08/12/28	40,000	35,963
Regions Financial Corp.	5.72	06/06/30	60,000	61,033
Santander Holdings USA, Inc.	2.49	01/06/28	65,000	61,959
Santander Holdings USA, Inc.	3.24	10/05/26	70,000	68,126
Santander Holdings USA, Inc.	4.40	07/13/27	70,000	69,269
Santander Holdings USA, Inc.	5.35	09/06/30	75,000	74,598
Santander Holdings USA, Inc.	6.12	05/31/27	35,000	35,506
Santander Holdings USA, Inc.	6.17	01/09/30	70,000	71,815
Santander Holdings USA, Inc.	6.50	03/09/29	70,000	72,385
Santander Holdings USA, Inc.	6.57	06/12/29	40,000	41,562
Santander UK Group Holdings PLC	1.67	06/14/27	70,000	66,881
Santander UK Group Holdings PLC	2.47	01/11/28	80,000	76,055
Santander UK Group Holdings PLC	3.82	11/03/28	70,000	67,570
Santander UK Group Holdings PLC	4.86	09/11/30	65,000	63,447
Santander UK Group Holdings PLC	6.53	01/10/29	100,000	103,641
Sumitomo Mitsui Financial Group, Inc.	3.20	09/17/29	45,000	41,612
Synchrony Bank	5.63	08/23/27	40,000	40,342
Synovus Bank/Columbus, GA	5.63	02/15/28	40,000	40,305

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 9.1% (Continued)
Synovus Financial Corp.	6.17	11/01/30	$35,000	$35,426
Toronto-Dominion Bank	3.63	09/15/31	110,000	107,189
Truist Financial Corp.	3.88	03/19/29	40,000	38,227
Zions Bancorp, N.A.	3.25	10/29/29	30,000	26,841
				6,926,277
BEVERAGES – 1.0%
Coca-Cola Consolidated, Inc.	5.25	06/01/29	55,000	55,738
Constellation Brands, Inc.	3.15	08/01/29	55,000	50,819
Constellation Brands, Inc.	3.50	05/09/27	45,000	43,845
Constellation Brands, Inc.	3.60	02/15/28	45,000	43,411
Constellation Brands, Inc.	3.70	12/06/26	60,000	58,980
Constellation Brands, Inc.	4.35	05/09/27	40,000	39,653
Constellation Brands, Inc.	4.65	11/15/28	35,000	34,661
Constellation Brands, Inc.	5.00	02/02/26	30,000	29,997
Keurig Dr Pepper, Inc.	3.95	04/15/29	75,000	72,230
Keurig Dr Pepper, Inc.	4.60	05/25/28	80,000	79,496
Keurig Dr Pepper, Inc.	5.05	03/15/29	50,000	50,230
Keurig Dr Pepper, Inc.	5.10	03/15/27	50,000	50,429
Molson Coors Beverage Co.	3.00	07/15/26	135,000	131,823
				741,312
BIOTECHNOLOGY – 1.9%
Amgen, Inc.	1.65	08/15/28	95,000	85,447
Amgen, Inc.	2.20	02/21/27	110,000	104,693
Amgen, Inc.	2.60	08/19/26	100,000	97,060
Amgen, Inc.	3.00	02/22/29	55,000	51,345
Amgen, Inc.	3.20	11/02/27	75,000	72,231
Amgen, Inc.	4.05	08/18/29	90,000	86,941
Amgen, Inc.	5.15	03/02/28	270,000	273,164
Amgen, Inc.	5.51	03/02/26	110,000	110,026
Gilead Sciences, Inc.	1.20	10/01/27	60,000	54,952
Gilead Sciences, Inc.	2.95	03/01/27	90,000	87,136
Gilead Sciences, Inc.	3.65	03/01/26	205,000	203,232
Gilead Sciences, Inc.	4.80	11/15/29	50,000	49,913
Illumina, Inc.	4.65	09/09/26	40,000	39,896
Illumina, Inc.	5.75	12/13/27	40,000	40,913
Royalty Pharma PLC	1.75	09/02/27	70,000	64,742
Royalty Pharma PLC	5.15	09/02/29	35,000	34,966
				1,456,657
BUILDING MATERIALS – 0.8%
Carrier Global Corp.	2.49	02/15/27	60,000	57,459
CRH SMW Finance DAC	5.13	01/09/30	95,000	95,475
CRH SMW Finance DAC	5.20	05/21/29	50,000	50,384
Fortune Brands Innovations, Inc.	3.25	09/15/29	50,000	46,326
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	5.50	04/19/29	50,000	51,036
Lennox International, Inc.	5.50	09/15/28	40,000	40,810
Martin Marietta Materials, Inc.	3.50	12/15/27	35,000	33,841
Masco Corp.	1.50	02/15/28	40,000	36,255

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BUILDING MATERIALS – 0.8% (Continued)
Mohawk Industries, Inc.	5.85	09/18/28	$45,000	$46,403
Owens Corning	5.50	06/15/27	35,000	35,631
Trane Technologies Financing Ltd.	3.80	03/21/29	50,000	48,061
Trane Technologies Global Holding Co. Ltd.	3.75	08/21/28	40,000	38,686
Vulcan Materials Co.	4.95	12/01/29	35,000	35,008
				615,375
CHEMICALS – 1.8%
Albemarle Corp.	4.65	06/01/27	45,000	44,630
Celanese US Holdings LLC	6.42	07/15/27	140,000	142,648
Celanese US Holdings LLC	6.58	07/15/29	50,000	51,388
Celanese US Holdings LLC	6.60	11/15/28	70,000	72,021
Dow Chemical Co.	4.80	11/30/28	40,000	39,980
Dow Chemical Co.	7.38	11/01/29	55,000	60,362
DuPont de Nemours, Inc.	4.73	11/15/28	170,000	169,906
Eastman Chemical Co.	4.50	12/01/28	25,000	24,667
Eastman Chemical Co.	5.00	08/01/29	40,000	39,961
FMC Corp.	3.20	10/01/26	45,000	43,817
FMC Corp.	3.45	10/01/29	30,000	27,746
FMC Corp.	5.15	05/18/26	35,000	35,141
Huntsman International LLC	4.50	05/01/29	55,000	52,596
LYB International Finance II BV	3.50	03/02/27	40,000	39,008
Mosaic Co.	4.05	11/15/27	50,000	49,055
Nutrien Ltd.	4.20	04/01/29	60,000	58,390
Nutrien Ltd.	4.90	03/27/28	45,000	45,121
PPG Industries, Inc.	1.20	03/15/26	50,000	48,149
PPG Industries, Inc.	3.75	03/15/28	60,000	58,302
Rohm & Haas Co.	7.85	07/15/29	45,000	49,606
Sherwin-Williams Co.	2.95	08/15/29	55,000	50,627
Sherwin-Williams Co.	3.45	06/01/27	115,000	112,061
Westlake Corp.	3.60	08/15/26	45,000	44,202
				1,359,384
COMMERCIAL SERVICES – 1.0%
Block Financial LLC	2.50	07/15/28	40,000	36,651
Equifax, Inc.	4.80	09/15/29	45,000	44,603
Equifax, Inc.	5.10	12/15/27	55,000	55,423
Equifax, Inc.	5.10	06/01/28	50,000	50,334
Global Payments, Inc.	1.20	03/01/26	70,000	67,332
Global Payments, Inc.	2.15	01/15/27	55,000	52,340
Global Payments, Inc.	3.20	08/15/29	90,000	82,894
Global Payments, Inc.	4.80	04/01/26	60,000	59,959
Global Payments, Inc.	4.95	08/15/27	40,000	40,116
Global Payments, Inc.	5.30	08/15/29	40,000	40,178
GXO Logistics, Inc.	6.25	05/06/29	40,000	41,067
Moody’s Corp.	3.25	01/15/28	40,000	38,476
Quanta Services, Inc.	4.75	08/09/27	40,000	39,928
RELX Capital, Inc.	4.00	03/18/29	75,000	72,644
Verisk Analytics, Inc.	4.13	03/15/29	40,000	38,851
				760,796

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 1.8%
CGI, Inc.	1.45	09/14/26	$30,000	$28,489
Dell International LLC/EMC Corp.	4.90	10/01/26	115,000	115,220
Dell International LLC/EMC Corp.	5.25	02/01/28	78,000	79,021
Dell International LLC/EMC Corp.	5.30	10/01/29	125,000	126,243
Dell International LLC/EMC Corp.	6.02	06/15/26	181,000	183,527
DXC Technology Co.	1.80	09/15/26	60,000	56,999
DXC Technology Co.	2.38	09/15/28	45,000	40,802
Fortinet, Inc.	1.00	03/15/26	35,000	33,641
Hewlett Packard Enterprise Co.	1.75	04/01/26	60,000	58,032
Hewlett Packard Enterprise Co.	4.40	09/25/27	90,000	89,277
Hewlett Packard Enterprise Co.	4.45	09/25/26	80,000	79,691
Hewlett Packard Enterprise Co.	4.55	10/15/29	125,000	123,286
Hewlett Packard Enterprise Co.	5.25	07/01/28	45,000	45,625
HP, Inc.	1.45	06/17/26	35,000	33,496
HP, Inc.	3.00	06/17/27	70,000	67,278
HP, Inc.	4.00	04/15/29	70,000	67,277
HP, Inc.	4.75	01/15/28	65,000	65,086
Kyndryl Holdings, Inc.	2.05	10/15/26	45,000	42,925
NetApp, Inc.	2.38	06/22/27	40,000	37,881
Western Digital Corp.	2.85	02/01/29	40,000	35,931
				1,409,727
COSMETICS/PERSONAL CARE – 0.3%
Haleon US Capital LLC	3.38	03/24/27	138,000	134,262
Haleon US Capital LLC	3.38	03/24/29	75,000	70,760
				205,022
DISTRIBUTION/WHOLESALE – 0.1%
LKQ Corp.	5.75	06/15/28	60,000	61,120

DIVERSIFIED FINANCIAL SERVICES – 6.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10/29/26	265,000	254,440
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.00	10/29/28	260,000	242,212
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.65	07/21/27	70,000	67,996
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.88	01/23/28	45,000	43,771
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.45	04/03/26	30,000	29,885
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.63	10/15/27	40,000	39,782
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.63	09/10/29	95,000	93,023
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.88	04/01/28	55,000	54,918
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.10	01/19/29	65,000	65,155
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.75	06/06/28	70,000	71,681
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.10	01/15/27	75,000	76,658
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.45	04/15/27	100,000	103,144
Air Lease Corp.	1.88	08/15/26	85,000	81,314
Air Lease Corp.	2.10	09/01/28	35,000	31,726
Air Lease Corp.	2.20	01/15/27	50,000	47,620
Air Lease Corp.	3.25	10/01/29	45,000	41,701
Air Lease Corp.	3.63	04/01/27	30,000	29,322
Air Lease Corp.	3.63	12/01/27	35,000	33,922
Air Lease Corp.	3.75	06/01/26	60,000	59,174

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 6.2% (Continued)
Air Lease Corp.	4.63	10/01/28	$30,000	$29,653
Air Lease Corp.	5.10	03/01/29	35,000	35,139
Air Lease Corp.	5.30	06/25/26	50,000	50,318
Air Lease Corp.	5.30	02/01/28	50,000	50,514
Air Lease Corp.	5.85	12/15/27	50,000	51,313
Aircastle Ltd.	4.25	06/15/26	45,000	44,583
Ally Financial, Inc.	2.20	11/02/28	50,000	45,038
Ally Financial, Inc.	4.75	06/09/27	60,000	59,713
Ally Financial, Inc.	5.54	01/17/31	30,000	29,905
Ally Financial, Inc.	6.85	01/03/30	50,000	52,245
Ally Financial, Inc.	6.99	06/13/29	65,000	68,194
Ally Financial, Inc.	7.10	11/15/27	55,000	57,943
Ares Management Corp.	6.38	11/10/28	35,000	36,675
Capital One Financial Corp.	1.88	11/02/27	95,000	90,159
Capital One Financial Corp.	3.27	03/01/30	85,000	78,979
Capital One Financial Corp.	3.65	05/11/27	75,000	73,255
Capital One Financial Corp.	3.75	07/28/26	110,000	108,173
Capital One Financial Corp.	3.75	03/09/27	90,000	88,128
Capital One Financial Corp.	3.80	01/31/28	105,000	101,945
Capital One Financial Corp.	4.93	05/10/28	115,000	114,931
Capital One Financial Corp.	5.25	07/26/30	60,000	60,158
Capital One Financial Corp.	5.46	07/26/30	80,000	80,731
Capital One Financial Corp.	5.47	02/01/29	70,000	70,823
Capital One Financial Corp.	5.70	02/01/30	65,000	66,113
Capital One Financial Corp.	6.31	06/08/29	130,000	134,930
Capital One Financial Corp.	7.15	10/29/27	55,000	57,053
Discover Financial Services	4.10	02/09/27	65,000	64,082
Enact Holdings, Inc.	6.25	05/28/29	50,000	51,030
Jefferies Financial Group, Inc.	4.15	01/23/30	70,000	66,924
Jefferies Financial Group, Inc.	4.85	01/15/27	60,000	60,089
Jefferies Financial Group, Inc.	5.88	07/21/28	70,000	71,782
Lazard Group LLC	4.38	03/11/29	40,000	38,939
Lazard Group LLC	4.50	09/19/28	25,000	24,530
LPL Holdings, Inc.	5.70	05/20/27	30,000	30,438
LPL Holdings, Inc.	6.75	11/17/28	60,000	63,316
Marex Group PLC	6.40	11/04/29	45,000	45,546
Nasdaq, Inc.	3.85	06/30/26	40,000	39,587
Nasdaq, Inc.	5.35	06/28/28	65,000	66,091
Nomura Holdings, Inc.	1.65	07/14/26	90,000	85,930
Nomura Holdings, Inc.	2.17	07/14/28	80,000	72,699
Nomura Holdings, Inc.	2.33	01/22/27	95,000	90,382
Nomura Holdings, Inc.	2.71	01/22/29	35,000	31,958
Nomura Holdings, Inc.	3.10	01/16/30	105,000	95,122
Nomura Holdings, Inc.	5.39	07/06/27	45,000	45,400
Nomura Holdings, Inc.	5.59	07/02/27	40,000	40,603
Nomura Holdings, Inc.	5.61	07/06/29	40,000	40,787
Nomura Holdings, Inc.	5.84	01/18/28	35,000	35,751
Nomura Holdings, Inc.	6.07	07/12/28	60,000	61,824

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 6.2% (Continued)
ORIX Corp.	3.70	07/18/27	$25,000	$24,372
Radian Group, Inc.	6.20	05/15/29	45,000	46,282
Synchrony Financial	3.70	08/04/26	45,000	44,117
Synchrony Financial	3.95	12/01/27	75,000	72,689
Synchrony Financial	5.15	03/19/29	45,000	44,574
Synchrony Financial	5.94	08/02/30	55,000	55,690
Western Union Co.	1.35	03/15/26	45,000	43,248
				4,757,837
ELECTRIC – 7.0%
AEP Texas, Inc.	5.45	05/15/29	40,000	40,649
AES Corp.	5.45	06/01/28	75,000	75,608
Algonquin Power & Utilities Corp.(1)	5.37	06/15/26	85,000	85,454
Ameren Corp.	1.95	03/15/27	30,000	28,317
Ameren Corp.	5.00	01/15/29	50,000	50,001
Ameren Corp.	5.70	12/01/26	45,000	45,733
American Electric Power Co., Inc.	3.20	11/13/27	35,000	33,627
American Electric Power Co., Inc.	3.88	02/15/62	50,000	47,641
American Electric Power Co., Inc.	4.30	12/01/28	40,000	39,164
American Electric Power Co., Inc.	5.20	01/15/29	65,000	65,434
American Electric Power Co., Inc.	5.75	11/01/27	40,000	41,007
Avangrid, Inc.	3.80	06/01/29	55,000	52,296
CenterPoint Energy, Inc.	1.45	06/01/26	30,000	28,757
CenterPoint Energy, Inc.	5.40	06/01/29	50,000	50,620
Constellation Energy Generation LLC	5.60	03/01/28	50,000	51,008
Dominion Energy, Inc.	1.45	04/15/26	40,000	38,492
DTE Energy Co.	2.85	10/01/26	45,000	43,665
DTE Energy Co.	4.88	06/01/28	60,000	59,973
DTE Energy Co.	4.95	07/01/27	85,000	85,354
DTE Energy Co.	5.10	03/01/29	90,000	90,327
Duke Energy Corp.	2.65	09/01/26	105,000	101,879
Duke Energy Corp.	3.15	08/15/27	55,000	52,933
Duke Energy Corp.	3.25	01/15/82	35,000	33,077
Duke Energy Corp.	3.40	06/15/29	45,000	42,272
Duke Energy Corp.	4.30	03/15/28	60,000	59,225
Duke Energy Corp.	4.85	01/05/27	45,000	45,210
Duke Energy Corp.	4.85	01/05/29	55,000	54,926
Duke Energy Corp.	5.00	12/08/27	30,000	30,248
Edison International	4.13	03/15/28	40,000	37,169
Edison International	5.25	11/15/28	45,000	42,599
Edison International	5.45	06/15/29	35,000	33,112
Edison International	5.75	06/15/27	45,000	43,893
Edison International	6.95	11/15/29	35,000	34,950
Emera US Finance LP	3.55	06/15/26	60,000	58,919
Enel Americas SA	4.00	10/25/26	40,000	39,464
Enel Chile SA	4.88	06/12/28	70,000	69,668
Entergy Corp.	1.90	06/15/28	45,000	40,802
Entergy Corp.	2.95	09/01/26	60,000	58,357
Entergy Corp.	7.13	12/01/54	90,000	92,152

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 7.0% (Continued)
Evergy, Inc.	2.90	09/15/29	$50,000	$45,515
Eversource Energy	2.90	03/01/27	50,000	48,131
Eversource Energy	4.25	04/01/29	40,000	38,781
Eversource Energy	4.60	07/01/27	35,000	34,817
Eversource Energy	5.45	03/01/28	95,000	96,419
Eversource Energy	5.95	02/01/29	55,000	56,681
Exelon Corp.	2.75	03/15/27	40,000	38,427
Exelon Corp.	3.40	04/15/26	55,000	54,197
Exelon Corp.	5.15	03/15/28	70,000	70,556
Exelon Corp.	5.15	03/15/29	55,000	55,398
FirstEnergy Corp.	3.90	07/15/27	115,000	112,357
Fortis, Inc./Canada	3.06	10/04/26	80,000	77,731
Interstate Power & Light Co.	4.10	09/26/28	40,000	39,003
ITC Holdings Corp.	3.35	11/15/27	30,000	28,933
National Grid PLC	5.60	06/12/28	45,000	45,961
NextEra Energy Capital Holdings, Inc.	1.88	01/15/27	70,000	66,345
NextEra Energy Capital Holdings, Inc.	1.90	06/15/28	115,000	104,566
NextEra Energy Capital Holdings, Inc.	2.75	11/01/29	75,000	68,060
NextEra Energy Capital Holdings, Inc.	3.50	04/01/29	35,000	33,119
NextEra Energy Capital Holdings, Inc.	3.55	05/01/27	115,000	112,253
NextEra Energy Capital Holdings, Inc.	3.80	03/15/82	35,000	33,574
NextEra Energy Capital Holdings, Inc.	4.63	07/15/27	95,000	94,957
NextEra Energy Capital Holdings, Inc.	4.80	12/01/77	35,000	33,747
NextEra Energy Capital Holdings, Inc.	4.90	02/28/28	85,000	85,212
NextEra Energy Capital Holdings, Inc.	4.90	03/15/29	60,000	59,878
NextEra Energy Capital Holdings, Inc.	5.65	05/01/79	35,000	34,427
NextEra Energy Capital Holdings, Inc.	6.70	09/01/54	70,000	71,423
Pacific Gas & Electric Co.	2.10	08/01/27	80,000	73,982
Pacific Gas & Electric Co.	2.95	03/01/26	45,000	43,948
Pacific Gas & Electric Co.	3.00	06/15/28	60,000	55,529
Pacific Gas & Electric Co.	3.30	12/01/27	80,000	75,658
Pacific Gas & Electric Co.	3.75	07/01/28	65,000	61,673
Pacific Gas & Electric Co.	5.55	05/15/29	60,000	59,892
Pacific Gas & Electric Co.	6.10	01/15/29	60,000	61,038
PPL Capital Funding, Inc.	3.10	05/15/26	40,000	39,198
Public Service Enterprise Group, Inc.	5.20	04/01/29	60,000	60,529
Public Service Enterprise Group, Inc.	5.85	11/15/27	50,000	51,372
Public Service Enterprise Group, Inc.	5.88	10/15/28	45,000	46,468
Sempra	3.25	06/15/27	50,000	48,234
Sempra	3.40	02/01/28	70,000	67,017
Sempra	3.70	04/01/29	40,000	37,911
Sempra	4.13	04/01/52	65,000	61,880
Sempra	5.40	08/01/26	45,000	45,259
Sempra	6.88	10/01/54	85,000	85,057
Southern Co.	3.25	07/01/26	130,000	127,593
Southern Co.	3.75	09/15/51	70,000	68,062
Southern Co.	4.85	06/15/28	60,000	60,165
Southern Co.	5.11	08/01/27	65,000	65,487

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 7.0% (Continued)
Southern Co.	5.50	03/15/29	$70,000	$71,453
Southwestern Electric Power Co.	1.65	03/15/26	40,000	38,652
Southwestern Electric Power Co.	4.10	09/15/28	45,000	43,859
WEC Energy Group, Inc.	1.38	10/15/27	35,000	32,060
WEC Energy Group, Inc.	2.20	12/15/28	40,000	36,330
Xcel Energy, Inc.	1.75	03/15/27	40,000	37,585
Xcel Energy, Inc.	2.60	12/01/29	35,000	31,257
Xcel Energy, Inc.	3.35	12/01/26	40,000	38,980
Xcel Energy, Inc.	4.00	06/15/28	40,000	38,805
				5,329,383
ELECTRONICS – 1.0%
Amphenol Corp.	4.35	06/01/29	40,000	39,244
Amphenol Corp.	5.05	04/05/27	45,000	45,380
Arrow Electronics, Inc.	3.88	01/12/28	40,000	38,717
Arrow Electronics, Inc.	5.15	08/21/29	30,000	29,949
Avnet, Inc.	4.63	04/15/26	40,000	39,859
Avnet, Inc.	6.25	03/15/28	40,000	41,226
Flex Ltd.	3.75	02/01/26	60,000	59,326
Flex Ltd.	4.88	06/15/29	35,000	34,516
Fortive Corp.	3.15	06/15/26	60,000	58,784
Jabil, Inc.	1.70	04/15/26	35,000	33,719
Jabil, Inc.	3.60	01/15/30	40,000	37,142
Jabil, Inc.	3.95	01/12/28	30,000	29,123
Jabil, Inc.	4.25	05/15/27	40,000	39,501
Keysight Technologies, Inc.	3.00	10/30/29	40,000	36,612
Keysight Technologies, Inc.	4.60	04/06/27	45,000	44,839
TD SYNNEX Corp.	1.75	08/09/26	40,000	38,170
TD SYNNEX Corp.	2.38	08/09/28	45,000	41,144
Trimble, Inc.	4.90	06/15/28	45,000	44,998
Vontier Corp.	1.80	04/01/26	35,000	33,694
				765,943
ENGINEERING & CONSTRUCTION – 0.1%
Jacobs Engineering Group, Inc.	6.35	08/18/28	50,000	52,110
MasTec, Inc.	5.90	06/15/29	40,000	40,793
				92,903
ENTERTAINMENT – 0.6%
Warnermedia Holdings, Inc.	3.76	03/15/27	285,000	276,021
Warnermedia Holdings, Inc.	4.05	03/15/29	110,000	103,296
Warnermedia Holdings, Inc.	6.41	03/15/26	110,000	110,008
				489,325
ENVIRONMENTAL CONTROL – 0.5%
Republic Services, Inc.	2.90	07/01/26	35,000	34,266
Republic Services, Inc.	3.38	11/15/27	45,000	43,607
Republic Services, Inc.	3.95	05/15/28	50,000	48,843
Republic Services, Inc.	4.88	04/01/29	60,000	60,101
Veralto Corp.	5.35	09/18/28	45,000	45,738

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENVIRONMENTAL CONTROL – 0.5% (Continued)
Veralto Corp.	5.50	09/18/26	$60,000	$60,723
Waste Connections, Inc.	3.50	05/01/29	40,000	37,976
Waste Connections, Inc.	4.25	12/01/28	30,000	29,476
				360,730
FOOD – 2.9%
Ahold Finance USA LLC	6.88	05/01/29	35,000	37,744
Conagra Brands, Inc.	1.38	11/01/27	70,000	63,776
Conagra Brands, Inc.	4.85	11/01/28	90,000	89,556
Conagra Brands, Inc.	5.30	10/01/26	40,000	40,347
General Mills, Inc.	3.20	02/10/27	55,000	53,568
General Mills, Inc.	4.20	04/17/28	95,000	93,462
General Mills, Inc.	4.70	01/30/27	45,000	45,079
General Mills, Inc.	4.88	01/30/30	55,000	54,830
General Mills, Inc.	5.50	10/17/28	30,000	30,671
Ingredion, Inc.	3.20	10/01/26	40,000	39,004
J M Smucker Co.	3.38	12/15/27	40,000	38,727
J M Smucker Co.	5.90	11/15/28	55,000	57,154
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	2.50	01/15/27	70,000	66,771
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	3.00	02/02/29	50,000	46,107
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	5.13	02/01/28	55,000	55,083
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	5.50	01/15/30	90,000	90,191
Kellanova	3.25	04/01/26	55,000	54,178
Kellanova	3.40	11/15/27	45,000	43,507
Kellanova	4.30	05/15/28	45,000	44,381
Kraft Heinz Foods Co.	3.00	06/01/26	135,000	132,083
Kraft Heinz Foods Co.	3.88	05/15/27	100,000	98,254
Kroger Co.	2.65	10/15/26	50,000	48,366
Kroger Co.	3.50	02/01/26	35,000	34,614
Kroger Co.	3.70	08/01/27	40,000	39,104
Kroger Co.	4.50	01/15/29	45,000	44,506
McCormick & Co., Inc./MD	0.90	02/15/26	35,000	33,706
McCormick & Co., Inc./MD	3.40	08/15/27	55,000	53,392
Mondelez International, Inc.	2.63	03/17/27	50,000	47,943
Mondelez International, Inc.	4.75	02/20/29	40,000	39,923
Sysco Corp.	3.25	07/15/27	50,000	48,337
Sysco Corp.	3.30	07/15/26	65,000	63,753
Sysco Corp.	5.75	01/17/29	30,000	30,929
The Campbell’s Co.	4.15	03/15/28	65,000	63,783
The Campbell’s Co.	5.20	03/19/27	45,000	45,474
The Campbell’s Co.	5.20	03/21/29	45,000	45,439
Tyson Foods, Inc.	3.55	06/02/27	95,000	92,368
Tyson Foods, Inc.	4.00	03/01/26	55,000	54,620
Tyson Foods, Inc.	4.35	03/01/29	70,000	68,171
Tyson Foods, Inc.	5.40	03/15/29	50,000	50,654
				2,179,555

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOREST PRODUCTS & PAPER – 0.4%
Suzano Austria GmbH	2.50	09/15/28	$35,000	$31,590
Suzano Austria GmbH	5.00	01/15/30	70,000	67,670
Suzano Austria GmbH	6.00	01/15/29	130,000	131,648
Suzano International Finance BV	5.50	01/17/27	55,000	55,377
				286,285
GAS – 0.4%
NiSource, Inc.	2.95	09/01/29	45,000	41,334
NiSource, Inc.	3.49	05/15/27	75,000	73,020
NiSource, Inc.	5.20	07/01/29	40,000	40,366
NiSource, Inc.	5.25	03/30/28	68,000	68,738
NiSource, Inc.	6.95	11/30/54	40,000	40,924
Piedmont Natural Gas Co., Inc.	3.50	06/01/29	45,000	42,581
				306,963
HAND/MACHINE TOOLS – 0.3%
Regal Rexnord Corp.	6.05	02/15/26	80,000	80,760
Regal Rexnord Corp.	6.05	04/15/28	85,000	86,634
Stanley Black & Decker, Inc.	3.40	03/01/26	30,000	29,605
Stanley Black & Decker, Inc.	4.25	11/15/28	40,000	39,182
				236,181
HEALTHCARE-PRODUCTS – 1.4%
Agilent Technologies, Inc.	2.75	09/15/29	35,000	31,905
Agilent Technologies, Inc.	4.20	09/09/27	45,000	44,481
Baxter International, Inc.	1.92	02/01/27	100,000	94,663
Baxter International, Inc.	2.27	12/01/28	95,000	86,263
Baxter International, Inc.	2.60	08/15/26	50,000	48,451
Edwards Lifesciences Corp.	4.30	06/15/28	45,000	44,168
GE HealthCare Technologies, Inc.	4.80	08/14/29	70,000	69,611
GE HealthCare Technologies, Inc.	5.65	11/15/27	130,000	133,078
Revvity, Inc.	1.90	09/15/28	35,000	31,552
Revvity, Inc.	3.30	09/15/29	65,000	60,256
Solventum Corp.	5.40	03/01/29	105,000	106,195
Solventum Corp.	5.45	02/25/27	85,000	86,085
Stryker Corp.	3.50	03/15/26	70,000	69,201
Stryker Corp.	3.65	03/07/28	45,000	43,660
Stryker Corp.	4.25	09/11/29	45,000	43,960
Stryker Corp.	4.85	12/08/28	50,000	50,169
Zimmer Biomet Holdings, Inc.	5.35	12/01/28	35,000	35,558
				1,079,256
HEALTHCARE-SERVICES – 4.2%
Centene Corp.	2.45	07/15/28	165,000	149,414
Centene Corp.	4.25	12/15/27	170,000	164,944
Centene Corp.	4.63	12/15/29	250,000	238,024
Cigna Group	1.25	03/15/26	40,000	38,529
Cigna Group	3.05	10/15/27	40,000	38,371
Cigna Group	3.40	03/01/27	100,000	97,446
Cigna Group	4.38	10/15/28	275,000	270,353

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 4.2% (Continued)
Cigna Group	4.50	02/25/26	$80,000	$79,899
Cigna Group	5.00	05/15/29	75,000	75,218
Elevance Health, Inc.	1.50	03/15/26	60,000	57,986
Elevance Health, Inc.	2.88	09/15/29	55,000	50,352
Elevance Health, Inc.	3.65	12/01/27	105,000	102,249
Elevance Health, Inc.	4.10	03/01/28	95,000	93,236
Elevance Health, Inc.	4.90	02/08/26	30,000	29,999
Elevance Health, Inc.	5.15	06/15/29	40,000	40,437
HCA, Inc.	3.13	03/15/27	65,000	62,717
HCA, Inc.	3.38	03/15/29	40,000	37,335
HCA, Inc.	4.13	06/15/29	140,000	134,328
HCA, Inc.	4.50	02/15/27	85,000	84,344
HCA, Inc.	5.20	06/01/28	75,000	75,442
HCA, Inc.	5.25	06/15/26	115,000	115,357
HCA, Inc.	5.38	09/01/26	75,000	75,363
HCA, Inc.	5.63	09/01/28	105,000	106,654
HCA, Inc.	5.88	02/15/26	115,000	115,569
HCA, Inc.	5.88	02/01/29	70,000	71,637
Humana, Inc.	1.35	02/03/27	60,000	56,052
Humana, Inc.	3.13	08/15/29	35,000	32,159
Humana, Inc.	3.70	03/23/29	60,000	56,922
Humana, Inc.	3.95	03/15/27	40,000	39,325
Humana, Inc.	5.75	03/01/28	35,000	35,800
Humana, Inc.	5.75	12/01/28	45,000	46,017
Icon Investments Six DAC	5.81	05/08/27	55,000	55,984
Icon Investments Six DAC	5.85	05/08/29	50,000	51,117
IQVIA, Inc.	5.70	05/15/28	50,000	50,796
IQVIA, Inc.	6.25	02/01/29	95,000	98,463
Laboratory Corp. of America Holdings	1.55	06/01/26	35,000	33,609
Laboratory Corp. of America Holdings	2.95	12/01/29	40,000	36,443
Laboratory Corp. of America Holdings	3.60	09/01/27	45,000	43,829
Quest Diagnostics, Inc.	3.45	06/01/26	40,000	39,399
Quest Diagnostics, Inc.	4.20	06/30/29	30,000	29,189
Quest Diagnostics, Inc.	4.63	12/15/29	45,000	44,475
Universal Health Services, Inc.	1.65	09/01/26	45,000	42,772
Universal Health Services, Inc.	4.63	10/15/29	40,000	38,685
				3,236,239
HOME BUILDERS – 0.2%
DR Horton, Inc.	1.30	10/15/26	50,000	47,266
DR Horton, Inc.	1.40	10/15/27	40,000	36,705
Lennar Corp.	4.75	11/29/27	55,000	54,902
				138,873
HOME FURNISHINGS – 0.2%
Leggett & Platt, Inc.	3.50	11/15/27	35,000	33,317
Leggett & Platt, Inc.	4.40	03/15/29	40,000	37,933
Whirlpool Corp.	4.75	02/26/29	50,000	49,130
				120,380

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOUSEHOLD PRODUCTS/WARES – 0.1%
Avery Dennison Corp.	4.88	12/06/28	$40,000	$39,954
Clorox Co.	3.90	05/15/28	40,000	39,001
Clorox Co.	4.40	05/01/29	30,000	29,536
				108,491
INSURANCE – 2.5%
Aegon Ltd.	5.50	04/11/48	55,000	54,500
Allstate Corp.	3.28	12/15/26	45,000	43,928
Allstate Corp.	5.05	06/24/29	35,000	35,210
American National Group, Inc.	5.00	06/15/27	35,000	34,815
American National Group, Inc.	5.75	10/01/29	45,000	45,110
Aon Corp.	3.75	05/02/29	50,000	47,721
Aon Corp.	8.21	01/01/27	20,000	21,162
Aon Corp./Aon Global Holdings PLC	2.85	05/28/27	45,000	43,170
Aon North America, Inc.	5.13	03/01/27	55,000	55,480
Aon North America, Inc.	5.15	03/01/29	75,000	75,572
Arthur J Gallagher & Co.	4.60	12/15/27	55,000	54,852
Arthur J Gallagher & Co.	4.85	12/15/29	55,000	54,613
Athene Holding Ltd.	4.13	01/12/28	65,000	63,589
Brighthouse Financial, Inc.	3.70	06/22/27	65,000	63,222
CNA Financial Corp.	3.45	08/15/27	40,000	38,754
CNA Financial Corp.	3.90	05/01/29	30,000	28,735
CNA Financial Corp.	4.50	03/01/26	35,000	34,904
CNO Financial Group, Inc.	5.25	05/30/29	40,000	39,758
Corebridge Financial, Inc.	3.65	04/05/27	85,000	82,881
Corebridge Financial, Inc.	3.85	04/05/29	65,000	62,039
Corebridge Financial, Inc.	6.88	12/15/52	75,000	77,271
Enstar Finance LLC	5.50	01/15/42	30,000	28,995
Enstar Group Ltd.	4.95	06/01/29	45,000	44,275
Equitable Holdings, Inc.	4.35	04/20/28	100,000	98,515
Essent Group Ltd.	6.25	07/01/29	35,000	35,735
F&G Annuities & Life, Inc.	6.50	06/04/29	40,000	40,868
Fairfax Financial Holdings Ltd.	4.85	04/17/28	45,000	44,750
Globe Life, Inc.	4.55	09/15/28	35,000	34,700
Hartford Financial Services Group, Inc.	2.80	08/19/29	45,000	41,218
Lincoln National Corp.	3.05	01/15/30	40,000	36,273
Lincoln National Corp.	3.80	03/01/28	40,000	38,741
MGIC Investment Corp.	5.25	08/15/28	45,000	44,589
Old Republic International Corp.	3.88	08/26/26	40,000	39,450
Prudential Financial, Inc.	4.50	09/15/47	55,000	53,277
Prudential Financial, Inc.	5.70	09/15/48	75,000	74,552
Reinsurance Group of America, Inc.	3.90	05/15/29	35,000	33,518
Trinity Acquisition PLC	4.40	03/15/26	35,000	34,848
Willis North America, Inc.	2.95	09/15/29	60,000	54,750
Willis North America, Inc.	4.50	09/15/28	50,000	49,283
Willis North America, Inc.	4.65	06/15/27	50,000	49,764
				1,935,387

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 1.1%
eBay, Inc.	1.40	05/10/26	$60,000	$57,641
eBay, Inc.	3.60	06/05/27	60,000	58,601
Expedia Group, Inc.	3.80	02/15/28	70,000	67,961
Expedia Group, Inc.	4.63	08/01/27	55,000	54,781
Expedia Group, Inc.	5.00	02/15/26	55,000	55,138
Netflix, Inc.	4.38	11/15/26	70,000	69,918
Netflix, Inc.	4.88	04/15/28	120,000	120,699
Netflix, Inc.	5.88	11/15/28	133,000	138,104
Netflix, Inc.	6.38	05/15/29	55,000	58,381
Uber Technologies, Inc.	4.30	01/15/30	90,000	87,482
VeriSign, Inc.	4.75	07/15/27	35,000	34,878
				803,584
INVESTMENT COMPANIES – 2.7%
Apollo Debt Solutions BDC(2)	6.90	04/13/29	75,000	77,958
Ares Capital Corp.	2.15	07/15/26	83,000	79,675
Ares Capital Corp.	2.88	06/15/27	35,000	33,312
Ares Capital Corp.	2.88	06/15/28	95,000	87,904
Ares Capital Corp.	5.88	03/01/29	75,000	75,949
Ares Capital Corp.	5.95	07/15/29	60,000	60,848
Ares Capital Corp.	7.00	01/15/27	65,000	67,291
Ares Strategic Income Fund(2)	5.70	03/15/28	75,000	75,086
Ares Strategic Income Fund(2)	6.35	08/15/29	50,000	50,965
Blackstone Private Credit Fund	2.63	12/15/26	95,000	90,517
Blackstone Private Credit Fund	3.25	03/15/27	60,000	57,510
Blackstone Private Credit Fund	4.00	01/15/29	45,000	42,494
Blackstone Secured Lending Fund	2.13	02/15/27	45,000	42,335
Blackstone Secured Lending Fund	2.75	09/16/26	55,000	52,911
Blackstone Secured Lending Fund	2.85	09/30/28	50,000	45,589
Blackstone Secured Lending Fund	5.35	04/13/28	50,000	49,812
Blue Owl Capital Corp.	2.63	01/15/27	45,000	42,620
Blue Owl Capital Corp.	2.88	06/11/28	60,000	54,887
Blue Owl Capital Corp.	3.40	07/15/26	70,000	68,072
Blue Owl Capital Corp.	5.95	03/15/29	70,000	70,440
Blue Owl Credit Income Corp.(2)	6.60	09/15/29	65,000	66,456
Blue Owl Credit Income Corp.	7.75	09/16/27	35,000	36,736
Blue Owl Credit Income Corp.	7.75	01/15/29	40,000	42,655
Blue Owl Credit Income Corp.	7.95	06/13/28	45,000	47,822
Blue Owl Technology Finance Corp.(2)	6.10	03/15/28	40,000	40,145
Blue Owl Technology Finance Corp. II	6.75	04/04/29	70,000	71,143
FS KKR Capital Corp.	3.13	10/12/28	50,000	45,514
FS KKR Capital Corp.	3.25	07/15/27	40,000	38,066
FS KKR Capital Corp.	6.13	01/15/30	50,000	49,962
FS KKR Capital Corp.	6.88	08/15/29	45,000	46,574
Golub Capital BDC, Inc.	2.50	08/24/26	60,000	57,495
Golub Capital BDC, Inc.	6.00	07/15/29	45,000	45,221
Golub Capital Private Credit Fund(2)	5.80	09/12/29	40,000	39,466
HPS Corporate Lending Fund(2)	5.45	01/14/28	55,000	54,844
HPS Corporate Lending Fund(2)	6.75	01/30/29	35,000	36,099

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 2.7% (Continued)
Main Street Capital Corp.	3.00	07/14/26	$35,000	$33,805
Sixth Street Lending Partners	5.75	01/15/30	35,000	34,661
Sixth Street Lending Partners	6.50	03/11/29	55,000	56,252
				2,069,091
IRON/STEEL – 0.2%
ArcelorMittal SA	4.25	07/16/29	35,000	33,987
ArcelorMittal SA	6.55	11/29/27	95,000	98,739
				132,726
LEISURE TIME – 0.0%
Polaris, Inc.	6.95	03/15/29	35,000	36,767

LODGING – 1.0%
Hyatt Hotels Corp.	5.25	06/30/29	45,000	45,188
Hyatt Hotels Corp.	5.75	01/30/27	45,000	45,764
Las Vegas Sands Corp.	3.50	08/18/26	75,000	73,233
Las Vegas Sands Corp.	3.90	08/08/29	55,000	51,250
Las Vegas Sands Corp.	5.90	06/01/27	50,000	50,678
Las Vegas Sands Corp.	6.00	08/15/29	30,000	30,412
Marriott International, Inc./MD	3.13	06/15/26	55,000	53,882
Marriott International, Inc./MD	4.88	05/15/29	35,000	34,961
Marriott International, Inc./MD	4.90	04/15/29	55,000	54,993
Marriott International, Inc./MD	5.00	10/15/27	70,000	70,560
Marriott International, Inc./MD	5.55	10/15/28	45,000	46,001
Sands China Ltd.	2.30	03/08/27	70,000	65,844
Sands China Ltd.	2.85	03/08/29	75,000	67,378
Sands China Ltd.	5.40	08/08/28	93,000	92,821
				782,965
MACHINERY-DIVERSIFIED – 1.0%
CNH Industrial Capital LLC	1.45	07/15/26	40,000	38,169
CNH Industrial Capital LLC	4.50	10/08/27	45,000	44,668
CNH Industrial Capital LLC	4.55	04/10/28	50,000	49,498
CNH Industrial Capital LLC	5.10	04/20/29	35,000	35,162
CNH Industrial Capital LLC	5.50	01/12/29	30,000	30,540
CNH Industrial NV	3.85	11/15/27	35,000	34,152
IDEX Corp.	4.95	09/01/29	40,000	39,951
Ingersoll Rand, Inc.	5.18	06/15/29	50,000	50,489
Ingersoll Rand, Inc.	5.20	06/15/27	55,000	55,641
Ingersoll Rand, Inc.	5.40	08/14/28	35,000	35,631
Nordson Corp.	4.50	12/15/29	45,000	43,896
Otis Worldwide Corp.	2.29	04/05/27	20,000	19,017
Otis Worldwide Corp.	5.25	08/16/28	65,000	65,949
Westinghouse Air Brake Technologies Corp.	3.45	11/15/26	60,000	58,642
Westinghouse Air Brake Technologies Corp.	4.70	09/15/28	90,000	89,301
Xylem, Inc./NY	1.95	01/30/28	35,000	32,285
Xylem, Inc./NY	3.25	11/01/26	40,000	39,066
				762,057

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.25	01/15/29	$85,000	$75,432
Charter Communications Operating LLC/Charter Communications Operating Capital	3.75	02/15/28	65,000	62,299
Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	03/15/28	95,000	92,148
Charter Communications Operating LLC/Charter Communications Operating Capital	5.05	03/30/29	90,000	88,458
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	06/01/29	105,000	107,467
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15	11/10/26	85,000	86,687
Discovery Communications LLC	3.95	03/20/28	120,000	114,464
Discovery Communications LLC	4.13	05/15/29	50,000	46,834
Discovery Communications LLC	4.90	03/11/26	60,000	59,938
FactSet Research Systems, Inc.	2.90	03/01/27	30,000	28,874
Fox Corp.	4.71	01/25/29	140,000	138,756
Paramount Global	2.90	01/15/27	45,000	43,193
Paramount Global	3.38	02/15/28	40,000	37,929
Paramount Global	4.20	06/01/29	35,000	33,208
Thomson Reuters Corp.	3.35	05/15/26	35,000	34,454
				1,050,141
MINING – 0.2%
AngloGold Ashanti Holdings PLC	3.38	11/01/28	50,000	46,439
Newmont Corp.	2.80	10/01/29	55,000	50,410
Newmont Corp./Newcrest Finance Pty Ltd.	5.30	03/15/26	55,000	55,541
				152,390
MISCELLANEOUS MANUFACTURER – 0.5%
Carlisle Cos, Inc.	3.75	12/01/27	40,000	38,939
Parker-Hannifin Corp.	3.25	03/01/27	45,000	43,843
Parker-Hannifin Corp.	3.25	06/14/29	70,000	65,703
Parker-Hannifin Corp.	4.25	09/15/27	90,000	89,180
Parker-Hannifin Corp.	4.50	09/15/29	70,000	69,296
Teledyne Technologies, Inc.	2.25	04/01/28	50,000	46,206
				353,167
OFFICE/BUSINESS EQUIPMENT – 0.3%
CDW LLC/CDW Finance Corp.	2.67	12/01/26	85,000	81,768
CDW LLC/CDW Finance Corp.	3.25	02/15/29	55,000	51,125
CDW LLC/CDW Finance Corp.	3.28	12/01/28	30,000	28,107
CDW LLC/CDW Finance Corp.	4.25	04/01/28	35,000	34,153
				195,153
OIL & GAS – 1.8%
Canadian Natural Resources Ltd.	3.85	06/01/27	95,000	93,061
Canadian Natural Resources Ltd.(2)	5.00	12/15/29	50,000	49,465
Continental Resources, Inc.	4.38	01/15/28	65,000	63,499
Coterra Energy, Inc.	3.90	05/15/27	50,000	48,953
Devon Energy Corp.	4.50	01/15/30	45,000	43,767

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 1.8% (Continued)
Diamondback Energy, Inc.	3.25	12/01/26	$60,000	$58,499
Diamondback Energy, Inc.	3.50	12/01/29	70,000	65,421
Diamondback Energy, Inc.	5.15	01/30/30	65,000	65,248
Diamondback Energy, Inc.	5.20	04/18/27	60,000	60,609
EQT Corp.	3.90	10/01/27	90,000	87,628
EQT Corp.	5.70	04/01/28	35,000	35,658
Expand Energy Corp.	5.38	02/01/29	45,000	44,520
Hess Corp.	4.30	04/01/27	70,000	69,310
Marathon Petroleum Corp.	5.13	12/15/26	55,000	55,340
Occidental Petroleum Corp.	5.00	08/01/27	40,000	40,066
Occidental Petroleum Corp.	5.20	08/01/29	90,000	89,574
Occidental Petroleum Corp.	5.55	03/15/26	65,000	65,328
Occidental Petroleum Corp.	6.38	09/01/28	35,000	36,276
Ovintiv, Inc.	5.65	05/15/28	55,000	55,914
Phillips 66	1.30	02/15/26	35,000	33,843
Phillips 66	3.90	03/15/28	65,000	63,360
Phillips 66 Co.	3.15	12/15/29	35,000	32,302
Phillips 66 Co.	4.95	12/01/27	55,000	55,408
Valero Energy Corp.	2.15	09/15/27	40,000	37,498
Valero Energy Corp.	4.35	06/01/28	45,000	44,283
				1,394,830
OIL & GAS SERVICES – 0.0%
NOV, Inc.	3.60	12/01/29	35,000	32,733

PACKAGING & CONTAINERS – 0.5%
Amcor Finance USA, Inc.	3.63	04/28/26	40,000	39,409
Amcor Group Finance PLC	5.45	05/23/29	40,000	40,477
Packaging Corp. of America	3.00	12/15/29	30,000	27,427
Packaging Corp. of America	3.40	12/15/27	40,000	38,574
Smurfit Kappa Treasury ULC(2)	5.20	01/15/30	55,000	55,512
Sonoco Products Co.	4.45	09/01/26	35,000	34,793
Sonoco Products Co.	4.60	09/01/29	40,000	39,138
WRKCo, Inc.	3.90	06/01/28	35,000	33,904
WRKCo, Inc.	4.00	03/15/28	50,000	48,709
WRKCo, Inc.	4.90	03/15/29	50,000	49,838
				407,781
PHARMACEUTICALS – 3.0%
Becton Dickinson & Co.	3.70	06/06/27	113,000	110,620
Becton Dickinson & Co.	4.69	02/13/28	60,000	59,925
Becton Dickinson & Co.	4.87	02/08/29	45,000	44,973
Becton Dickinson & Co.	5.08	06/07/29	45,000	45,347
Cardinal Health, Inc.	3.41	06/15/27	85,000	82,539
Cardinal Health, Inc.	4.70	11/15/26	35,000	34,966
Cardinal Health, Inc.	5.00	11/15/29	55,000	54,923
Cardinal Health, Inc.	5.13	02/15/29	45,000	45,307
Cencora, Inc.	3.45	12/15/27	45,000	43,482
Cencora, Inc.	4.63	12/15/27	45,000	44,865
Cencora, Inc.	4.85	12/15/29	45,000	44,736

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 3.0% (Continued)
CVS Health Corp.	1.30	08/21/27	$165,000	$150,563
CVS Health Corp.	2.88	06/01/26	130,000	126,616
CVS Health Corp.	3.00	08/15/26	55,000	53,548
CVS Health Corp.	3.25	08/15/29	125,000	114,838
CVS Health Corp.	3.63	04/01/27	45,000	43,835
CVS Health Corp.	4.30	03/25/28	365,000	356,425
CVS Health Corp.	5.00	02/20/26	115,000	115,221
CVS Health Corp.	5.00	01/30/29	70,000	69,610
CVS Health Corp.	5.40	06/01/29	75,000	75,506
Mylan, Inc.	4.55	04/15/28	50,000	49,144
Shire Acquisitions Investments Ireland DAC	3.20	09/23/26	104,000	101,884
Takeda Pharmaceutical Co. Ltd.	5.00	11/26/28	130,000	130,778
Utah Acquisition Sub, Inc.	3.95	06/15/26	128,000	126,211
Viatris, Inc.	2.30	06/22/27	50,000	47,030
Zoetis, Inc.	3.00	09/12/27	50,000	47,990
Zoetis, Inc.	3.90	08/20/28	40,000	38,915
				2,259,797
PIPELINES – 5.9%
Boardwalk Pipelines LP	4.45	07/15/27	35,000	34,670
Boardwalk Pipelines LP	4.80	05/03/29	40,000	39,645
Boardwalk Pipelines LP	5.95	06/01/26	40,000	40,493
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	80,000	75,249
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	85,000	85,504
Cheniere Energy Partners LP	4.50	10/01/29	105,000	101,908
Cheniere Energy, Inc.	4.63	10/15/28	105,000	103,066
DCP Midstream Operating LP	5.13	05/15/29	40,000	40,014
DCP Midstream Operating LP	5.63	07/15/27	35,000	35,562
Enbridge, Inc.	3.13	11/15/29	65,000	59,713
Enbridge, Inc.	3.70	07/15/27	55,000	53,728
Enbridge, Inc.	4.25	12/01/26	60,000	59,516
Enbridge, Inc.	5.25	04/05/27	50,000	50,536
Enbridge, Inc.	5.30	04/05/29	60,000	60,550
Enbridge, Inc.	5.90	11/15/26	55,000	56,069
Enbridge, Inc.	6.00	11/15/28	50,000	51,757
Energy Transfer LP	3.90	07/15/26	40,000	39,536
Energy Transfer LP	4.00	10/01/27	50,000	48,942
Energy Transfer LP	4.15	09/15/29	40,000	38,492
Energy Transfer LP	4.20	04/15/27	45,000	44,446
Energy Transfer LP	4.40	03/15/27	50,000	49,600
Energy Transfer LP	4.95	05/15/28	55,000	55,038
Energy Transfer LP	4.95	06/15/28	65,000	65,050
Energy Transfer LP	5.25	04/15/29	110,000	110,613
Energy Transfer LP	5.25	07/01/29	70,000	70,434
Energy Transfer LP	5.50	06/01/27	65,000	65,851
Energy Transfer LP	5.55	02/15/28	75,000	76,358
Energy Transfer LP	6.05	12/01/26	85,000	86,860
Energy Transfer LP	6.10	12/01/28	45,000	46,714
Enterprise Products Operating LLC	5.25	08/16/77	75,000	73,693

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 5.9% (Continued)
Enterprise Products Operating LLC	5.38	02/15/78	$50,000	$48,843
Kinder Morgan, Inc.	1.75	11/15/26	35,000	33,269
Kinder Morgan, Inc.	4.30	03/01/28	88,000	86,662
Kinder Morgan, Inc.	5.00	02/01/29	90,000	89,901
Kinder Morgan, Inc.	5.10	08/01/29	30,000	30,047
MPLX LP	1.75	03/01/26	95,000	92,023
MPLX LP	4.00	03/15/28	90,000	87,649
MPLX LP	4.13	03/01/27	100,000	98,637
MPLX LP	4.25	12/01/27	55,000	54,213
MPLX LP	4.80	02/15/29	45,000	44,699
ONEOK, Inc.	3.40	09/01/29	45,000	41,948
ONEOK, Inc.	4.00	07/13/27	40,000	39,292
ONEOK, Inc.	4.25	09/24/27	95,000	93,715
ONEOK, Inc.	4.35	03/15/29	45,000	43,840
ONEOK, Inc.	4.40	10/15/29	45,000	43,748
ONEOK, Inc.	4.55	07/15/28	55,000	54,361
ONEOK, Inc.	5.00	03/01/26	45,000	45,107
ONEOK, Inc.	5.55	11/01/26	60,000	60,725
ONEOK, Inc.	5.65	11/01/28	60,000	61,334
Plains All American Pipeline LP/PAA Finance Corp.	3.55	12/15/29	70,000	65,391
Plains All American Pipeline LP/PAA Finance Corp.	4.50	12/15/26	55,000	54,725
Sabine Pass Liquefaction LLC	4.20	03/15/28	95,000	93,036
Sabine Pass Liquefaction LLC	5.00	03/15/27	105,000	105,338
Sabine Pass Liquefaction LLC	5.88	06/30/26	115,000	116,105
South Bow USA Infrastructure Holdings LLC(2)	4.91	09/01/27	50,000	49,861
South Bow USA Infrastructure Holdings LLC(2)	5.03	10/01/29	75,000	73,794
Spectra Energy Partners LP	3.38	10/15/26	75,000	73,350
Targa Resources Corp.	5.20	07/01/27	50,000	50,447
Targa Resources Corp.	6.15	03/01/29	70,000	72,796
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00	01/15/28	40,000	39,886
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50	07/15/27	55,000	55,362
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.88	01/15/29	60,000	61,356
TC PipeLines LP	3.90	05/25/27	35,000	34,274
TransCanada PipeLines Ltd.	4.25	05/15/28	105,000	102,987
Transcontinental Gas Pipe Line Co. LLC	7.85	02/01/26	60,000	61,369
Western Midstream Operating LP	6.35	01/15/29	40,000	41,426
Williams Cos, Inc.	3.75	06/15/27	105,000	102,637
Williams Cos, Inc.	4.90	03/15/29	80,000	79,698
Williams Cos, Inc.	5.30	08/15/28	75,000	75,899
Williams Cos, Inc.	5.40	03/02/26	80,000	80,545
				4,459,902
REAL ESTATE – 0.1%
CBRE Services, Inc.	4.88	03/01/26	50,000	50,042
CBRE Services, Inc.	5.50	04/01/29	30,000	30,525
				80,567

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.5%
American Homes 4 Rent LP	4.25	02/15/28	$30,000	$29,374
American Tower Corp.	1.45	09/15/26	30,000	28,478
American Tower Corp.	1.50	01/31/28	45,000	40,877
American Tower Corp.	1.60	04/15/26	50,000	48,177
American Tower Corp.	2.75	01/15/27	50,000	48,124
American Tower Corp.	2.90	01/15/30	65,000	58,766
American Tower Corp.	3.38	10/15/26	75,000	73,389
American Tower Corp.	3.55	07/15/27	65,000	63,180
American Tower Corp.	3.60	01/15/28	45,000	43,491
American Tower Corp.	3.65	03/15/27	40,000	39,082
American Tower Corp.	3.80	08/15/29	115,000	109,099
American Tower Corp.	3.95	03/15/29	40,000	38,397
American Tower Corp.	4.40	02/15/26	40,000	39,833
American Tower Corp.	5.00	01/31/30	35,000	34,835
American Tower Corp.	5.20	02/15/29	40,000	40,235
American Tower Corp.	5.25	07/15/28	45,000	45,468
American Tower Corp.	5.50	03/15/28	50,000	50,819
American Tower Corp.	5.80	11/15/28	60,000	61,741
Boston Properties LP	2.75	10/01/26	70,000	67,576
Boston Properties LP	3.40	06/21/29	60,000	55,460
Boston Properties LP	3.65	02/01/26	70,000	69,098
Boston Properties LP	4.50	12/01/28	75,000	73,082
Boston Properties LP	6.75	12/01/27	55,000	57,271
Brixmor Operating Partnership LP	4.13	06/15/26	48,000	47,582
Brixmor Operating Partnership LP	4.13	05/15/29	50,000	48,088
Crown Castle, Inc.	1.05	07/15/26	70,000	66,371
Crown Castle, Inc.	2.90	03/15/27	60,000	57,749
Crown Castle, Inc.	3.10	11/15/29	40,000	36,551
Crown Castle, Inc.	3.65	09/01/27	75,000	72,780
Crown Castle, Inc.	3.70	06/15/26	45,000	44,377
Crown Castle, Inc.	3.80	02/15/28	70,000	67,831
Crown Castle, Inc.	4.00	03/01/27	40,000	39,395
Crown Castle, Inc.	4.30	02/15/29	45,000	43,721
Crown Castle, Inc.	4.45	02/15/26	45,000	44,903
Crown Castle, Inc.	4.80	09/01/28	45,000	44,732
Crown Castle, Inc.	4.90	09/01/29	35,000	34,788
Crown Castle, Inc.	5.00	01/11/28	65,000	65,191
Crown Castle, Inc.	5.60	06/01/29	60,000	61,253
CubeSmart LP	2.25	12/15/28	35,000	31,677
Digital Realty Trust LP	3.60	07/01/29	70,000	66,296
Digital Realty Trust LP	3.70	08/15/27	65,000	63,293
Digital Realty Trust LP	4.45	07/15/28	40,000	39,375
Digital Realty Trust LP	5.55	01/15/28	65,000	66,112
EPR Properties	3.75	08/15/29	35,000	32,466
Equinix, Inc.	1.45	05/15/26	50,000	48,000
Equinix, Inc.	1.55	03/15/28	45,000	40,784
Equinix, Inc.	1.80	07/15/27	40,000	37,306
Equinix, Inc.	2.90	11/18/26	55,000	53,235

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.5% (Continued)
Equinix, Inc.	3.20	11/18/29	$80,000	$73,831
Essex Portfolio LP	3.00	01/15/30	40,000	36,421
Essex Portfolio LP	4.00	03/01/29	30,000	28,957
Extra Space Storage LP	3.50	07/01/26	35,000	34,444
Extra Space Storage LP	5.70	04/01/28	65,000	66,412
GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/30	50,000	46,824
GLP Capital LP/GLP Financing II, Inc.	5.30	01/15/29	50,000	49,841
GLP Capital LP/GLP Financing II, Inc.	5.38	04/15/26	75,000	75,153
GLP Capital LP/GLP Financing II, Inc.	5.75	06/01/28	45,000	45,588
Healthcare Realty Holdings LP	3.50	08/01/26	45,000	44,095
Healthcare Realty Holdings LP	3.75	07/01/27	40,000	38,895
Healthpeak OP LLC	2.13	12/01/28	40,000	36,157
Healthpeak OP LLC	3.00	01/15/30	55,000	50,021
Healthpeak OP LLC	3.25	07/15/26	35,000	34,284
Healthpeak OP LLC	3.50	07/15/29	55,000	51,608
Host Hotels & Resorts LP	3.38	12/15/29	50,000	46,125
Invitation Homes Operating Partnership LP	2.30	11/15/28	50,000	45,367
Kimco Realty OP LLC	2.80	10/01/26	40,000	38,844
Omega Healthcare Investors, Inc.	3.63	10/01/29	30,000	27,829
Omega Healthcare Investors, Inc.	4.50	04/01/27	55,000	54,468
Omega Healthcare Investors, Inc.	4.75	01/15/28	40,000	39,704
Piedmont Operating Partnership LP	9.25	07/20/28	45,000	49,490
Regency Centers LP	3.60	02/01/27	30,000	29,355
Sabra Health Care LP	5.13	08/15/26	30,000	30,040
Sun Communities Operating LP	5.50	01/15/29	35,000	35,357
UDR, Inc.	3.20	01/15/30	45,000	41,328
Ventas Realty LP	3.00	01/15/30	45,000	40,862
Ventas Realty LP	4.00	03/01/28	50,000	48,805
Ventas Realty LP	4.40	01/15/29	50,000	48,801
VICI Properties LP	4.75	02/15/28	85,000	84,454
Welltower OP LLC	2.05	01/15/29	30,000	26,929
Welltower OP LLC	2.70	02/15/27	30,000	28,892
Welltower OP LLC	3.10	01/15/30	55,000	50,418
Welltower OP LLC	4.13	03/15/29	45,000	43,678
Welltower OP LLC	4.25	04/01/26	55,000	54,801
Welltower OP LLC	4.25	04/15/28	50,000	49,137
Weyerhaeuser Co.	4.00	11/15/29	55,000	52,646
Weyerhaeuser Co.	4.75	05/15/26	50,000	50,025
				4,199,594
RETAIL – 2.7%
AutoZone, Inc.	3.75	06/01/27	35,000	34,260
AutoZone, Inc.	5.10	07/15/29	45,000	45,262
AutoZone, Inc.	6.25	11/01/28	35,000	36,644
Best Buy Co., Inc.	4.45	10/01/28	40,000	39,502
Darden Restaurants, Inc.	3.85	05/01/27	40,000	39,242
Dollar General Corp.	3.88	04/15/27	40,000	39,213
Dollar General Corp.	4.13	05/01/28	40,000	39,008
Dollar General Corp.	4.63	11/01/27	45,000	44,781

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 2.7% (Continued)
Dollar General Corp.	5.20	07/05/28	$30,000	$30,211
Dollar Tree, Inc.	4.20	05/15/28	90,000	87,752
Genuine Parts Co.	4.95	08/15/29	50,000	49,699
Lowe’s Cos, Inc.	1.30	04/15/28	80,000	71,921
Lowe’s Cos, Inc.	1.70	09/15/28	65,000	58,403
Lowe’s Cos, Inc.	2.50	04/15/26	93,000	90,800
Lowe’s Cos, Inc.	3.10	05/03/27	105,000	101,685
Lowe’s Cos, Inc.	3.35	04/01/27	55,000	53,565
Lowe’s Cos, Inc.	3.65	04/05/29	110,000	105,132
Lowe’s Cos, Inc.	4.80	04/01/26	80,000	80,186
McDonald’s Corp.	2.63	09/01/29	70,000	64,005
McDonald’s Corp.	3.50	03/01/27	55,000	53,843
McDonald’s Corp.	3.50	07/01/27	85,000	82,926
McDonald’s Corp.	3.80	04/01/28	70,000	68,277
McDonald’s Corp.	4.80	08/14/28	45,000	45,281
McDonald’s Corp.	5.00	05/17/29	35,000	35,356
O’Reilly Automotive, Inc.	3.55	03/15/26	40,000	39,552
O’Reilly Automotive, Inc.	3.60	09/01/27	55,000	53,524
O’Reilly Automotive, Inc.	3.90	06/01/29	30,000	28,857
O’Reilly Automotive, Inc.	4.35	06/01/28	40,000	39,437
O’Reilly Automotive, Inc.	5.75	11/20/26	55,000	55,969
Ross Stores, Inc.	0.88	04/15/26	35,000	33,463
Starbucks Corp.	2.00	03/12/27	35,000	33,177
Starbucks Corp.	2.45	06/15/26	40,000	38,889
Starbucks Corp.	3.50	03/01/28	45,000	43,528
Starbucks Corp.	3.55	08/15/29	65,000	61,773
Starbucks Corp.	4.00	11/15/28	50,000	48,696
Starbucks Corp.	4.75	02/15/26	75,000	75,199
Starbucks Corp.	4.85	02/08/27	75,000	75,348
				2,024,366
SEMICONDUCTORS – 3.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.50	01/15/28	60,000	57,962
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.88	01/15/27	210,000	206,873
Broadcom, Inc.(2)	1.95	02/15/28	55,000	50,622
Broadcom, Inc.	3.46	09/15/26	45,000	44,196
Broadcom, Inc.(2)	4.00	04/15/29	60,000	57,900
Broadcom, Inc.	4.11	09/15/28	85,000	83,080
Broadcom, Inc.	4.15	02/15/28	55,000	54,048
Broadcom, Inc.	4.75	04/15/29	115,000	114,300
Broadcom, Inc.	4.80	04/15/28	80,000	80,134
Broadcom, Inc.	5.05	07/12/27	95,000	95,830
Broadcom, Inc.	5.05	07/12/29	165,000	165,729
Intel Corp.	1.60	08/12/28	65,000	57,764
Intel Corp.	2.45	11/15/29	145,000	128,395
Intel Corp.	2.60	05/19/26	75,000	72,941
Intel Corp.	3.15	05/11/27	70,000	67,411
Intel Corp.	3.75	03/25/27	85,000	83,019
Intel Corp.	3.75	08/05/27	90,000	87,569

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 3.5% (Continued)
Intel Corp.	4.00	08/05/29	$55,000	$52,638
Intel Corp.	4.88	02/10/26	115,000	115,164
Intel Corp.	4.88	02/10/28	125,000	124,615
Marvell Technology, Inc.	1.65	04/15/26	35,000	33,702
Marvell Technology, Inc.	2.45	04/15/28	50,000	46,419
Marvell Technology, Inc.	5.75	02/15/29	35,000	35,851
Microchip Technology, Inc.	4.90	03/15/28	75,000	74,898
Microchip Technology, Inc.	5.05	03/15/29	75,000	74,886
Micron Technology, Inc.	4.19	02/15/27	75,000	74,070
Micron Technology, Inc.	4.98	02/06/26	20,000	20,054
Micron Technology, Inc.	5.33	02/06/29	50,000	50,368
Micron Technology, Inc.	5.38	04/15/28	40,000	40,508
Micron Technology, Inc.	6.75	11/01/29	90,000	95,890
NXP BV/NXP Funding LLC	5.55	12/01/28	40,000	40,755
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.88	06/18/26	55,000	54,381
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.30	06/18/29	70,000	68,068
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.40	06/01/27	35,000	34,695
Qorvo, Inc.	4.38	10/15/29	55,000	52,012
Skyworks Solutions, Inc.	1.80	06/01/26	35,000	33,566
				2,630,313
SHIPBUILDING – 0.2%
Huntington Ingalls Industries, Inc.	2.04	08/16/28	35,000	31,661
Huntington Ingalls Industries, Inc.	3.48	12/01/27	45,000	43,344
Huntington Ingalls Industries, Inc.	5.35	01/15/30	45,000	45,191
				120,196
SOFTWARE – 4.1%
AppLovin Corp.	5.13	12/01/29	70,000	69,916
Atlassian Corp.	5.25	05/15/29	40,000	40,393
Autodesk, Inc.	2.85	01/15/30	35,000	31,832
Autodesk, Inc.	3.50	06/15/27	35,000	34,043
Broadridge Financial Solutions, Inc.	2.90	12/01/29	60,000	54,425
Broadridge Financial Solutions, Inc.	3.40	06/27/26	30,000	29,426
Concentrix Corp.	6.60	08/02/28	50,000	51,774
Concentrix Corp.	6.65	08/02/26	65,000	66,401
Fidelity National Information Services, Inc.	1.15	03/01/26	95,000	91,524
Fidelity National Information Services, Inc.	1.65	03/01/28	45,000	40,927
Fiserv, Inc.	2.25	06/01/27	70,000	66,293
Fiserv, Inc.	3.20	07/01/26	145,000	142,058
Fiserv, Inc.	3.50	07/01/29	220,000	206,957
Fiserv, Inc.	4.20	10/01/28	75,000	73,291
Fiserv, Inc.	5.15	03/15/27	60,000	60,534
Fiserv, Inc.	5.38	08/21/28	50,000	50,799
Fiserv, Inc.	5.45	03/02/28	65,000	66,130
Oracle Corp.	1.65	03/25/26	195,000	188,477
Oracle Corp.	2.30	03/25/28	140,000	129,929
Oracle Corp.	2.65	07/15/26	215,000	208,949
Oracle Corp.	2.80	04/01/27	165,000	158,511

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 4.1% (Continued)
Oracle Corp.	3.25	11/15/27	$195,000	$187,567
Oracle Corp.	4.20	09/27/29	110,000	106,610
Oracle Corp.	4.50	05/06/28	55,000	54,592
Oracle Corp.	6.15	11/09/29	95,000	99,635
Roper Technologies, Inc.	1.40	09/15/27	55,000	50,541
Roper Technologies, Inc.	2.95	09/15/29	50,000	45,901
Roper Technologies, Inc.	3.80	12/15/26	50,000	49,206
Roper Technologies, Inc.	4.20	09/15/28	50,000	48,980
Roper Technologies, Inc.	4.50	10/15/29	35,000	34,430
Take-Two Interactive Software, Inc.	3.70	04/14/27	55,000	53,750
Take-Two Interactive Software, Inc.	4.95	03/28/28	50,000	50,125
Take-Two Interactive Software, Inc.	5.00	03/28/26	35,000	35,137
VMware LLC	1.40	08/15/26	110,000	104,594
VMware LLC	1.80	08/15/28	65,000	58,548
VMware LLC	3.90	08/21/27	80,000	78,181
VMware LLC	4.65	05/15/27	40,000	39,907
Workday, Inc.	3.50	04/01/27	75,000	73,194
Workday, Inc.	3.70	04/01/29	60,000	57,240
				3,090,727
TELECOMMUNICATIONS – 5.8%
AT&T, Inc.	1.65	02/01/28	165,000	150,916
AT&T, Inc.	1.70	03/25/26	215,000	208,009
AT&T, Inc.	2.30	06/01/27	175,000	165,761
AT&T, Inc.	3.80	02/15/27	55,000	54,089
AT&T, Inc.	4.10	02/15/28	120,000	117,834
AT&T, Inc.	4.25	03/01/27	110,000	109,164
AT&T, Inc.	4.35	03/01/29	215,000	211,035
British Telecommunications PLC	5.13	12/04/28	50,000	50,257
Juniper Networks, Inc.	3.75	08/15/29	35,000	33,312
Motorola Solutions, Inc.	4.60	02/23/28	50,000	49,694
Motorola Solutions, Inc.	4.60	05/23/29	55,000	54,177
Nokia OYJ	4.38	06/12/27	30,000	29,470
Rogers Communications, Inc.	2.90	11/15/26	35,000	33,866
Rogers Communications, Inc.	3.20	03/15/27	100,000	96,768
Rogers Communications, Inc.	5.00	02/15/29	90,000	89,565
Sprint Capital Corp.	6.88	11/15/28	180,000	191,261
Sprint LLC	7.63	03/01/26	110,000	112,283
Telefonica Emisiones SA	4.10	03/08/27	90,000	88,765
TELUS Corp.	2.80	02/16/27	35,000	33,641
TELUS Corp.	3.70	09/15/27	35,000	34,056
T-Mobile USA, Inc.	1.50	02/15/26	80,000	77,435
T-Mobile USA, Inc.	2.05	02/15/28	120,000	110,736
T-Mobile USA, Inc.	2.25	02/15/26	95,000	92,675
T-Mobile USA, Inc.	2.40	03/15/29	45,000	40,706
T-Mobile USA, Inc.	2.63	04/15/26	80,000	78,170
T-Mobile USA, Inc.	2.63	02/15/29	75,000	68,592
T-Mobile USA, Inc.	3.38	04/15/29	165,000	154,883
T-Mobile USA, Inc.	3.75	04/15/27	295,000	289,062

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 5.8% (Continued)
T-Mobile USA, Inc.	4.20	10/01/29	$50,000	$48,488
T-Mobile USA, Inc.	4.75	02/01/28	105,000	104,758
T-Mobile USA, Inc.	4.80	07/15/28	70,000	69,873
T-Mobile USA, Inc.	4.85	01/15/29	70,000	69,831
T-Mobile USA, Inc.	4.95	03/15/28	70,000	70,237
T-Mobile USA, Inc.	5.38	04/15/27	45,000	45,090
Verizon Communications, Inc.	1.45	03/20/26	65,000	62,853
Verizon Communications, Inc.	2.10	03/22/28	155,000	143,086
Verizon Communications, Inc.	2.63	08/15/26	70,000	67,999
Verizon Communications, Inc.	3.00	03/22/27	45,000	43,528
Verizon Communications, Inc.	3.88	02/08/29	70,000	67,632
Verizon Communications, Inc.	4.02	12/03/29	280,000	269,455
Verizon Communications, Inc.	4.13	03/16/27	210,000	207,932
Verizon Communications, Inc.	4.33	09/21/28	270,000	266,362
Vodafone Group PLC	4.38	05/30/28	45,000	44,791
				4,408,097
TOYS/GAMES/HOBBIES – 0.2%
Hasbro, Inc.	3.50	09/15/27	45,000	43,470
Hasbro, Inc.	3.55	11/19/26	50,000	48,947
Hasbro, Inc.	3.90	11/19/29	55,000	51,859
				144,276
TRANSPORTATION – 0.8%
Canadian Pacific Railway Co.	1.75	12/02/26	65,000	61,718
Canadian Pacific Railway Co.	4.00	06/01/28	40,000	39,082
CH Robinson Worldwide, Inc.	4.20	04/15/28	45,000	43,891
FedEx Corp.	3.10	08/05/29	65,000	60,312
FedEx Corp.	3.25	04/01/26	55,000	54,196
FedEx Corp.	3.40	02/15/28	35,000	33,459
JB Hunt Transport Services, Inc.	3.88	03/01/26	55,000	54,588
Kirby Corp.	4.20	03/01/28	35,000	34,151
Norfolk Southern Corp.	2.90	06/15/26	45,000	44,054
Norfolk Southern Corp.	3.80	08/01/28	40,000	38,884
Ryder System, Inc.	5.25	06/01/28	50,000	50,628
Ryder System, Inc.	5.38	03/15/29	45,000	45,664
Ryder System, Inc.	5.65	03/01/28	35,000	35,831
				596,458
TRUCKING & LEASING – 0.0%
GATX Corp.	4.70	04/01/29	30,000	29,639

WATER – 0.2%
American Water Capital Corp.	2.95	09/01/27	50,000	47,937
American Water Capital Corp.	3.45	06/01/29	40,000	37,838
American Water Capital Corp.	3.75	09/01/28	40,000	38,592
Essential Utilities, Inc.	4.80	08/15/27	45,000	45,029
				169,396
TOTAL CORPORATE BONDS (Cost – $74,775,774)				74,995,595

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 1.1%
TIME DEPOSITS – 1.1%
ANZ National Bank, London	3.68	02/03/25	$841,485	$841,485
TOTAL SHORT-TERM INVESTMENTS (Cost – $841,485)				841,485

TOTAL INVESTMENTS – 99.7% (Cost – $75,617,259)				$75,837,080
OTHER ASSETS LESS LIABILITIES – 0.3%				261,348
NET ASSETS – 100.0%				$76,098,428

(1)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of January 31, 2025.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2025, amounts to $778,173 and represents 1.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$74,995,595	$–	$74,995,595
Time Deposits	–	841,485	–	841,485
Total Investments	$–	$75,837,080	$–	$75,837,080

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.3%
ADVERTISING – 0.4%
Interpublic Group of Cos, Inc.	2.40	03/01/31	$10,000	$8,553
Interpublic Group of Cos, Inc.	4.75	03/30/30	10,000	9,902
Omnicom Group, Inc.	2.45	04/30/30	10,000	8,835
Omnicom Group, Inc.	2.60	08/01/31	5,000	4,309
Omnicom Group, Inc.	4.20	06/01/30	5,000	4,824
Omnicom Group, Inc.	5.30	11/01/34	10,000	9,868
				46,291
AEROSPACE/DEFENSE – 2.7%
Boeing Co.	2.95	02/01/30	10,000	8,972
Boeing Co.	3.60	05/01/34	10,000	8,470
Boeing Co.	3.63	02/01/31	30,000	27,410
Boeing Co.	5.15	05/01/30	55,000	54,666
Boeing Co.	6.39	05/01/31	5,000	5,265
Boeing Co.	6.53	05/01/34	40,000	42,300
General Electric Co.	6.75	03/15/32	15,000	16,458
HEICO Corp.	5.35	08/01/33	5,000	4,992
Howmet Aerospace, Inc.	4.85	10/15/31	10,000	9,889
L3Harris Technologies, Inc.	1.80	01/15/31	5,000	4,151
L3Harris Technologies, Inc.	5.25	06/01/31	10,000	10,061
L3Harris Technologies, Inc.	5.35	06/01/34	15,000	14,976
L3Harris Technologies, Inc.	5.40	07/31/33	20,000	20,029
Northrop Grumman Corp.	4.40	05/01/30	10,000	9,772
Northrop Grumman Corp.	4.70	03/15/33	10,000	9,701
Northrop Grumman Corp.	4.90	06/01/34	10,000	9,750
RTX Corp.	1.90	09/01/31	20,000	16,451
RTX Corp.	2.25	07/01/30	10,000	8,725
RTX Corp.	2.38	03/15/32	10,000	8,340
RTX Corp.	5.15	02/27/33	20,000	19,858
RTX Corp.	6.00	03/15/31	10,000	10,504
RTX Corp.	6.10	03/15/34	20,000	21,076
				341,816
AGRICULTURE – 1.3%
Altria Group, Inc.	2.45	02/04/32	20,000	16,505
Altria Group, Inc.	3.40	05/06/30	15,000	13,802
Altria Group, Inc.	6.88	11/01/33	5,000	5,446
BAT Capital Corp.	2.73	03/25/31	10,000	8,700
BAT Capital Corp.	4.74	03/16/32	20,000	19,291
BAT Capital Corp.	4.91	04/02/30	15,000	14,860
BAT Capital Corp.	5.83	02/20/31	10,000	10,290
BAT Capital Corp.	6.00	02/20/34	5,000	5,145
BAT Capital Corp.	6.34	08/02/30	10,000	10,563
BAT Capital Corp.	6.42	08/02/33	20,000	21,129
BAT Capital Corp.	7.75	10/19/32	10,000	11,351
Bunge Ltd. Finance Corp.	2.75	05/14/31	15,000	13,116
Bunge Ltd. Finance Corp.	4.65	09/17/34	10,000	9,482
				159,680

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AIRLINES – 0.0%
Southwest Airlines Co.	2.63	02/10/30	$5,000	$4,429

APPAREL – 0.1%
Tapestry, Inc.	3.05	03/15/32	10,000	8,585
Tapestry, Inc.	5.10	03/11/30	5,000	4,969
				13,554
AUTO MANUFACTURERS – 3.0%
Ford Motor Co.	3.25	02/12/32	20,000	16,743
Ford Motor Co.	6.10	08/19/32	20,000	19,942
Ford Motor Co.	7.45	07/16/31	25,000	26,960
Ford Motor Credit Co. LLC	3.63	06/17/31	10,000	8,718
Ford Motor Credit Co. LLC	4.00	11/13/30	15,000	13,589
Ford Motor Credit Co. LLC	6.05	03/05/31	10,000	10,009
Ford Motor Credit Co. LLC	6.05	11/05/31	20,000	19,898
Ford Motor Credit Co. LLC	6.13	03/08/34	15,000	14,708
Ford Motor Credit Co. LLC	7.12	11/07/33	25,000	26,175
Ford Motor Credit Co. LLC	7.20	06/10/30	15,000	15,825
Ford Motor Credit Co. LLC	7.35	03/06/30	20,000	21,232
General Motors Co.	5.60	10/15/32	20,000	20,030
General Motors Financial Co., Inc.	2.35	01/08/31	10,000	8,436
General Motors Financial Co., Inc.	2.70	06/10/31	20,000	17,010
General Motors Financial Co., Inc.	3.10	01/12/32	10,000	8,582
General Motors Financial Co., Inc.	3.60	06/21/30	10,000	9,185
General Motors Financial Co., Inc.	5.45	09/06/34	20,000	19,377
General Motors Financial Co., Inc.	5.60	06/18/31	15,000	15,053
General Motors Financial Co., Inc.	5.75	02/08/31	25,000	25,346
General Motors Financial Co., Inc.	5.85	04/06/30	10,000	10,230
General Motors Financial Co., Inc.	5.90	01/07/35	5,000	4,975
General Motors Financial Co., Inc.	5.95	04/04/34	10,000	10,033
General Motors Financial Co., Inc.	6.10	01/07/34	20,000	20,288
General Motors Financial Co., Inc.	6.40	01/09/33	10,000	10,376
				372,720
AUTO PARTS & EQUIPMENT – 0.1%
Aptiv Swiss Holdings Ltd.	3.25	03/01/32	5,000	4,346
Aptiv Swiss Holdings Ltd.	5.15	09/13/34	10,000	9,488
BorgWarner, Inc.	5.40	08/15/34	5,000	4,933
				18,767
BANKS – 8.9%
Banco Bilbao Vizcaya Argentaria SA	6.03	03/13/35	10,000	10,148
Banco Bilbao Vizcaya Argentaria SA	7.88	11/15/34	15,000	16,654
Banco Santander SA	2.75	12/03/30	15,000	12,866
Banco Santander SA	3.23	11/22/32	15,000	12,957
Banco Santander SA	6.35	03/14/34	15,000	15,381
Banco Santander SA	6.92	08/08/33	25,000	26,571
Bank of Montreal	3.09	01/10/37	15,000	12,535
Bank of Nova Scotia	4.59	05/04/37	15,000	13,781
Barclays PLC	2.65	06/24/31	10,000	8,743
Barclays PLC	2.67	03/10/32	20,000	17,113

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 8.9% (Continued)
Barclays PLC	2.89	11/24/32	$20,000	$17,023
Barclays PLC	3.56	09/23/35	15,000	13,386
Barclays PLC	5.34	09/10/35	35,000	33,972
Barclays PLC	5.75	08/09/33	10,000	10,055
Barclays PLC	6.22	05/09/34	25,000	25,822
Barclays PLC	6.69	09/13/34	15,000	15,984
Barclays PLC	7.12	06/27/34	15,000	16,099
Barclays PLC	7.44	11/02/33	30,000	33,224
Citigroup, Inc.	5.41	09/19/39	15,000	14,314
Citigroup, Inc.	5.83	02/13/35	40,000	39,769
Citigroup, Inc.	6.00	10/31/33	5,000	5,150
Citigroup, Inc.	6.02	01/24/36	35,000	35,077
Citigroup, Inc.	6.17	05/25/34	35,000	35,732
Citigroup, Inc.	6.63	06/15/32	20,000	21,418
Citizens Financial Group, Inc.	2.64	09/30/32	5,000	4,080
Citizens Financial Group, Inc.	3.25	04/30/30	10,000	9,076
Citizens Financial Group, Inc.	5.72	07/23/32	15,000	15,144
Citizens Financial Group, Inc.	6.65	04/25/35	15,000	15,907
Comerica Bank	5.33	08/25/33	5,000	4,767
Deutsche Bank AG/New York, NY	3.04	05/28/32	25,000	21,597
Deutsche Bank AG/New York, NY	5.40	09/11/35	20,000	19,209
Deutsche Bank AG/New York, NY	3.55	09/18/31	15,000	13,590
Deutsche Bank AG/New York, NY	3.73	01/14/32	15,000	13,206
Deutsche Bank AG/New York, NY	3.74	01/07/33	20,000	17,200
Deutsche Bank AG/New York, NY	7.08	02/10/34	15,000	15,634
Fifth Third Bancorp	4.34	04/25/33	10,000	9,336
Fifth Third Bancorp	5.63	01/29/32	10,000	10,149
Goldman Sachs Capital I	6.35	02/15/34	10,000	10,449
HSBC Holdings PLC	4.76	03/29/33	30,000	28,356
HSBC Holdings PLC	5.87	11/18/35	30,000	29,533
HSBC Holdings PLC	6.55	06/20/34	30,000	31,158
HSBC Holdings PLC	7.40	11/13/34	15,000	16,434
HSBC Holdings PLC	8.11	11/03/33	25,000	28,373
Huntington Bancshares, Inc./OH	2.55	02/04/30	15,000	13,265
Huntington Bancshares, Inc./OH	5.71	02/02/35	20,000	20,032
Huntington Bancshares, Inc./OH	6.14	11/18/39	10,000	10,047
KeyBank, N.A./Cleveland, OH	4.90	08/08/32	10,000	9,512
KeyBank, N.A./Cleveland, OH	5.00	01/26/33	15,000	14,500
KeyCorp	4.79	06/01/33	10,000	9,517
KeyCorp	6.40	03/06/35	15,000	15,717
Lloyds Banking Group PLC	7.95	11/15/33	10,000	11,272
M&T Bank Corp.	5.05	01/27/34	15,000	14,435
M&T Bank Corp.	5.39	01/16/36	10,000	9,760
M&T Bank Corp.	6.08	03/13/32	15,000	15,471
Mizuho Financial Group, Inc.	2.56	09/13/31	10,000	8,427
Morgan Stanley	2.48	09/16/36	25,000	20,579
Morgan Stanley	5.30	04/20/37	35,000	34,190
Morgan Stanley	5.94	02/07/39	25,000	25,179

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 8.9% (Continued)
Morgan Stanley	5.95	01/19/38	$25,000	$25,256
NatWest Group PLC	3.03	11/28/35	10,000	8,687
Regions Financial Corp.	5.50	09/06/35	10,000	9,824
Santander Holdings USA, Inc.	6.34	05/31/35	15,000	15,348
Santander Holdings USA, Inc.	7.66	11/09/31	5,000	5,501
Santander UK Group Holdings PLC	2.90	03/15/32	10,000	8,603
Santander UK Group Holdings PLC	5.69	04/15/31	15,000	15,165
Sumitomo Mitsui Financial Group, Inc.	2.14	09/23/30	10,000	8,504
Truist Financial Corp.	4.92	07/28/33	10,000	9,474
Zions Bancorp, N.A.	6.82	11/19/35	5,000	5,145
				1,120,382
BEVERAGES – 0.6%
Coca-Cola Consolidated, Inc.	5.45	06/01/34	5,000	5,051
Constellation Brands, Inc.	2.25	08/01/31	15,000	12,505
Constellation Brands, Inc.	2.88	05/01/30	10,000	8,948
Constellation Brands, Inc.	4.75	05/09/32	5,000	4,812
Constellation Brands, Inc.	4.90	05/01/33	5,000	4,806
Keurig Dr Pepper, Inc.	3.20	05/01/30	10,000	9,164
Keurig Dr Pepper, Inc.	4.05	04/15/32	20,000	18,731
Keurig Dr Pepper, Inc.	5.20	03/15/31	5,000	5,040
Keurig Dr Pepper, Inc.	5.30	03/15/34	5,000	4,995
				74,052
BIOTECHNOLOGY – 1.9%
Amgen, Inc.	2.00	01/15/32	10,000	8,171
Amgen, Inc.	2.30	02/25/31	20,000	17,150
Amgen, Inc.	2.45	02/21/30	5,000	4,447
Amgen, Inc.	3.35	02/22/32	15,000	13,417
Amgen, Inc.	4.20	03/01/33	5,000	4,650
Amgen, Inc.	5.25	03/02/30	45,000	45,575
Amgen, Inc.	5.25	03/02/33	60,000	59,867
Biogen, Inc.	2.25	05/01/30	20,000	17,420
Bio-Rad Laboratories, Inc.	3.70	03/15/32	5,000	4,508
Gilead Sciences, Inc.	1.65	10/01/30	10,000	8,399
Gilead Sciences, Inc.	5.25	10/15/33	10,000	10,062
Illumina, Inc.	2.55	03/23/31	5,000	4,285
Regeneron Pharmaceuticals, Inc.	1.75	09/15/30	15,000	12,542
Royalty Pharma PLC	2.15	09/02/31	10,000	8,251
Royalty Pharma PLC	2.20	09/02/30	10,000	8,547
Royalty Pharma PLC	5.40	09/02/34	10,000	9,773
				237,064
BUILDING MATERIALS – 1.5%
Carrier Global Corp.	2.70	02/15/31	10,000	8,745
Carrier Global Corp.	2.72	02/15/30	30,000	26,925
Carrier Global Corp.	5.90	03/15/34	10,000	10,358
CRH America Finance, Inc.	5.40	05/21/34	10,000	9,977
CRH America Finance, Inc.	5.50	01/09/35	15,000	15,092

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BUILDING MATERIALS – 1.5% (Continued)
Eagle Materials, Inc.	2.50	07/01/31	$5,000	$4,282
Fortune Brands Innovations, Inc.	5.88	06/01/33	5,000	5,144
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	1.75	09/15/30	10,000	8,426
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	2.00	09/16/31	20,000	16,570
Martin Marietta Materials, Inc.	2.40	07/15/31	15,000	12,826
Martin Marietta Materials, Inc.	2.50	03/15/30	10,000	8,888
Martin Marietta Materials, Inc.	5.15	12/01/34	5,000	4,905
Masco Corp.	2.00	02/15/31	10,000	8,425
Mohawk Industries, Inc.	3.63	05/15/30	5,000	4,653
Owens Corning	5.70	06/15/34	10,000	10,196
Trane Technologies Financing Ltd.	5.10	06/13/34	10,000	9,907
Trane Technologies Financing Ltd.	5.25	03/03/33	5,000	5,028
Vulcan Materials Co.	3.50	06/01/30	15,000	13,933
Vulcan Materials Co.	5.35	12/01/34	10,000	9,975
				194,255
CHEMICALS – 1.3%
Albemarle Corp.	5.05	06/01/32	5,000	4,767
Celanese US Holdings LLC	6.63	07/15/32	20,000	20,554
Celanese US Holdings LLC	6.80	11/15/30	10,000	10,383
Celanese US Holdings LLC	6.95	11/15/33	15,000	15,703
CF Industries, Inc.	5.15	03/15/34	10,000	9,696
Dow Chemical Co.	2.10	11/15/30	10,000	8,544
Dow Chemical Co.	5.15	02/15/34	5,000	4,894
Dow Chemical Co.	6.30	03/15/33	15,000	15,924
Eastman Chemical Co.	5.63	02/20/34	5,000	5,018
Eastman Chemical Co.	5.75	03/08/33	10,000	10,198
FMC Corp.	5.65	05/18/33	5,000	4,994
LYB International Finance III LLC	2.25	10/01/30	5,000	4,289
LYB International Finance III LLC	5.50	03/01/34	10,000	9,891
LYB International Finance III LLC	5.63	05/15/33	5,000	5,060
Mosaic Co.	5.45	11/15/33	10,000	9,952
Nutrien Ltd.	2.95	05/13/30	5,000	4,516
Nutrien Ltd.	5.40	06/21/34	5,000	4,978
Sherwin-Williams Co.	2.20	03/15/32	15,000	12,423
				161,784
COMMERCIAL SERVICES – 1.3%
Block Financial LLC	3.88	08/15/30	15,000	13,915
Equifax, Inc.	2.35	09/15/31	10,000	8,411
Equifax, Inc.	3.10	05/15/30	10,000	9,091
Global Payments, Inc.	2.90	05/15/30	10,000	8,933
Global Payments, Inc.	2.90	11/15/31	10,000	8,612
Global Payments, Inc.	5.40	08/15/32	10,000	10,014
GXO Logistics, Inc.	6.50	05/06/34	5,000	5,109
Moody’s Corp.	2.00	08/19/31	10,000	8,333
Moody’s Corp.	4.25	08/08/32	5,000	4,742
Moody’s Corp.	5.00	08/05/34	10,000	9,813
Quanta Services, Inc.	2.90	10/01/30	20,000	17,813

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 1.3% (Continued)
Quanta Services, Inc.	5.25	08/09/34	$10,000	$9,752
RELX Capital, Inc.	3.00	05/22/30	10,000	9,142
RELX Capital, Inc.	4.75	05/20/32	10,000	9,792
Triton Container International Ltd./TAL International Container Corp.	3.25	03/15/32	5,000	4,272
Verisk Analytics, Inc.	5.25	06/05/34	10,000	9,899
Verisk Analytics, Inc.	5.75	04/01/33	10,000	10,323
				157,966
COMPUTERS – 1.6%
Amdocs Ltd.	2.54	06/15/30	10,000	8,767
Booz Allen Hamilton, Inc.	5.95	08/04/33	5,000	5,091
Dell International LLC/EMC Corp.	4.35	02/01/30	10,000	9,686
Dell International LLC/EMC Corp.	5.40	04/15/34	10,000	9,949
Dell International LLC/EMC Corp.	5.75	02/01/33	15,000	15,396
Dell International LLC/EMC Corp.	6.20	07/15/30	15,000	15,752
Hewlett Packard Enterprise Co.	4.85	10/15/31	20,000	19,743
Hewlett Packard Enterprise Co.	5.00	10/15/34	25,000	24,398
HP, Inc.	2.65	06/17/31	25,000	21,519
HP, Inc.	4.20	04/15/32	10,000	9,359
HP, Inc.	5.50	01/15/33	10,000	10,090
Kyndryl Holdings, Inc.	3.15	10/15/31	10,000	8,728
Kyndryl Holdings, Inc.	6.35	02/20/34	10,000	10,419
Leidos, Inc.	2.30	02/15/31	10,000	8,467
Leidos, Inc.	4.38	05/15/30	10,000	9,595
Leidos, Inc.	5.75	03/15/33	10,000	10,180
NetApp, Inc.	2.70	06/22/30	5,000	4,427
Western Digital Corp.	3.10	02/01/32	5,000	4,198
				205,764
COSMETICS/PERSONAL CARE – 0.1%
Haleon US Capital LLC	3.63	03/24/32	20,000	18,191

DISTRIBUTION/WHOLESALE – 0.0%
LKQ Corp.	6.25	06/15/33	5,000	5,143

DIVERSIFIED FINANCIAL SERVICES – 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.30	01/30/32	60,000	52,597
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.40	10/29/33	15,000	12,836
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.95	09/10/34	20,000	19,149
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.30	01/19/34	10,000	9,848
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.38	12/15/31	5,000	4,986
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.15	09/30/30	5,000	5,229
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.95	03/10/55	15,000	15,386
Air Lease Corp.	2.88	01/15/32	5,000	4,282
Air Lease Corp.	3.00	02/01/30	10,000	9,057
Air Lease Corp.	3.13	12/01/30	20,000	17,882
Air Lease Corp.	5.20	07/15/31	10,000	9,931
Ally Financial, Inc.	6.18	07/26/35	10,000	10,016
Ally Financial, Inc.	8.00	11/01/31	10,000	11,132
Ally Financial, Inc.	8.00	11/01/31	30,000	33,660

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 4.6% (Continued)
Apollo Global Management, Inc.	6.00	12/15/54	$5,000	$4,901
Blue Owl Finance LLC	3.13	06/10/31	10,000	8,699
Blue Owl Finance LLC	6.25	04/18/34	10,000	10,282
Capital One Financial Corp.	2.36	07/29/32	10,000	8,179
Capital One Financial Corp.	2.62	11/02/32	5,000	4,193
Capital One Financial Corp.	5.27	05/10/33	20,000	19,586
Capital One Financial Corp.	5.82	02/01/34	15,000	15,134
Capital One Financial Corp.	5.88	07/26/35	10,000	10,103
Capital One Financial Corp.	6.05	02/01/35	15,000	15,351
Capital One Financial Corp.	6.18	01/30/36	15,000	15,049
Capital One Financial Corp.	6.38	06/08/34	30,000	31,338
Capital One Financial Corp.	7.62	10/30/31	25,000	27,677
CI Financial Corp.	3.20	12/17/30	10,000	8,563
Discover Financial Services	6.70	11/29/32	10,000	10,693
Discover Financial Services	7.96	11/02/34	20,000	22,892
Jefferies Financial Group, Inc.	2.63	10/15/31	15,000	12,720
Jefferies Financial Group, Inc.	2.75	10/15/32	10,000	8,230
Jefferies Financial Group, Inc.	6.20	04/14/34	15,000	15,465
LPL Holdings, Inc.	6.00	05/20/34	10,000	10,237
Nasdaq, Inc.	1.65	01/15/31	10,000	8,282
Nasdaq, Inc.	5.55	02/15/34	20,000	20,237
Nomura Holdings, Inc.	2.61	07/14/31	10,000	8,483
Nomura Holdings, Inc.	2.68	07/16/30	15,000	13,154
Nomura Holdings, Inc.	3.00	01/22/32	5,000	4,280
Nomura Holdings, Inc.	5.78	07/03/34	15,000	15,215
Nomura Holdings, Inc.	6.09	07/12/33	10,000	10,379
Nomura Holdings, Inc.	6.18	01/18/33	10,000	10,417
Synchrony Financial	2.88	10/28/31	10,000	8,417
TPG Operating Group II LP	5.88	03/05/34	5,000	5,095
				579,242
ELECTRIC – 6.5%
AEP Texas, Inc.	2.10	07/01/30	10,000	8,593
AEP Texas, Inc.	4.70	05/15/32	10,000	9,576
AES Corp.	2.45	01/15/31	10,000	8,370
Ameren Corp.	3.50	01/15/31	10,000	9,155
American Electric Power Co., Inc.	5.63	03/01/33	10,000	10,102
American Electric Power Co., Inc.	5.95	11/01/32	5,000	5,161
American Electric Power Co., Inc.	6.95	12/15/54	10,000	10,206
Appalachian Power Co.	4.50	08/01/32	10,000	9,459
Arizona Public Service Co.	5.55	08/01/33	5,000	5,003
CenterPoint Energy, Inc.	2.65	06/01/31	15,000	12,956
Constellation Energy Generation LLC	5.80	03/01/33	5,000	5,102
Constellation Energy Generation LLC	6.13	01/15/34	5,000	5,202
Dominion Energy, Inc.	2.25	08/15/31	15,000	12,541
Dominion Energy, Inc.	3.38	04/01/30	10,000	9,208
Dominion Energy, Inc.	5.25	08/01/33	15,000	14,804
Dominion Energy, Inc.	5.38	11/15/32	15,000	15,036
Dominion Energy, Inc.	6.88	02/01/55	5,000	5,208

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 6.5% (Continued)
Dominion Energy, Inc.	7.00	06/01/54	$10,000	$10,573
DTE Energy Co.	5.85	06/01/34	10,000	10,224
Duke Energy Corp.	2.45	06/01/30	5,000	4,400
Duke Energy Corp.	2.55	06/15/31	10,000	8,603
Duke Energy Corp.	4.50	08/15/32	10,000	9,516
Duke Energy Corp.	5.45	06/15/34	15,000	14,973
Duke Energy Corp.	5.75	09/15/33	10,000	10,262
Duke Energy Corp.	6.45	09/01/54	15,000	15,117
Edison International	5.25	03/15/32	5,000	4,553
Entergy Corp.	2.40	06/15/31	10,000	8,483
Entergy Corp.	2.80	06/15/30	10,000	8,930
Evergy, Inc.	6.65	06/01/55	5,000	5,029
Eversource Energy	1.65	08/15/30	10,000	8,353
Eversource Energy	3.38	03/01/32	10,000	8,782
Eversource Energy	5.13	05/15/33	10,000	9,744
Eversource Energy	5.50	01/01/34	10,000	9,932
Eversource Energy	5.85	04/15/31	10,000	10,271
Eversource Energy	5.95	07/15/34	5,000	5,128
Exelon Corp.	3.35	03/15/32	10,000	8,856
Exelon Corp.	4.05	04/15/30	15,000	14,328
Exelon Corp.	5.30	03/15/33	10,000	9,970
Exelon Corp.	5.45	03/15/34	10,000	9,999
FirstEnergy Corp.	2.65	03/01/30	10,000	8,894
National Grid PLC	5.42	01/11/34	15,000	14,917
National Grid PLC	5.81	06/12/33	10,000	10,186
NextEra Energy Capital Holdings, Inc.	2.25	06/01/30	30,000	26,094
NextEra Energy Capital Holdings, Inc.	2.44	01/15/32	10,000	8,359
NextEra Energy Capital Holdings, Inc.	5.00	02/28/30	5,000	5,022
NextEra Energy Capital Holdings, Inc.	5.00	07/15/32	15,000	14,773
NextEra Energy Capital Holdings, Inc.	5.05	02/28/33	20,000	19,592
NextEra Energy Capital Holdings, Inc.	5.25	03/15/34	10,000	9,860
NextEra Energy Capital Holdings, Inc.	6.75	06/15/54	15,000	15,372
Pacific Gas & Electric Co.	2.50	02/01/31	40,000	33,627
Pacific Gas & Electric Co.	3.25	06/01/31	15,000	13,105
Pacific Gas & Electric Co.	4.55	07/01/30	30,000	28,484
Pacific Gas & Electric Co.	5.80	05/15/34	10,000	9,908
Pacific Gas & Electric Co.	5.90	06/15/32	10,000	10,014
Pacific Gas & Electric Co.	6.15	01/15/33	15,000	15,202
Pacific Gas & Electric Co.	6.40	06/15/33	10,000	10,290
Pacific Gas & Electric Co.	6.95	03/15/34	15,000	15,974
PPL Capital Funding, Inc.	5.25	09/01/34	15,000	14,737
Progress Energy, Inc.	7.75	03/01/31	15,000	16,977
Public Service Co. of Oklahoma	5.20	01/15/35	5,000	4,851
Public Service Enterprise Group, Inc.	1.60	08/15/30	10,000	8,354
Public Service Enterprise Group, Inc.	2.45	11/15/31	20,000	16,928
Puget Energy, Inc.	4.10	06/15/30	10,000	9,407
Sempra	5.50	08/01/33	5,000	4,971
Sempra	6.40	10/01/54	20,000	19,347

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 6.5% (Continued)
Southern Co.	3.70	04/30/30	$20,000	$18,804
Southern Co.	5.20	06/15/33	10,000	9,880
Southern Co.	5.70	10/15/32	5,000	5,128
Southern Co.	5.70	03/15/34	10,000	10,176
Wisconsin Power & Light Co.	3.95	09/01/32	10,000	9,273
Xcel Energy, Inc.	3.40	06/01/30	10,000	9,182
Xcel Energy, Inc.	4.60	06/01/32	10,000	9,537
Xcel Energy, Inc.	5.45	08/15/33	5,000	4,957
Xcel Energy, Inc.	5.50	03/15/34	10,000	9,922
				813,812
ELECTRICAL COMPONENTS & EQUIPMENT – 0.0%
Acuity Brands Lighting, Inc.	2.15	12/15/30	5,000	4,282

ELECTRONICS – 0.9%
Allegion US Holding Co., Inc.	5.41	07/01/32	5,000	5,041
Amphenol Corp.	2.20	09/15/31	10,000	8,411
Amphenol Corp.	2.80	02/15/30	5,000	4,528
Amphenol Corp.	5.00	01/15/35	10,000	9,794
Amphenol Corp.	5.25	04/05/34	10,000	10,007
Arrow Electronics, Inc.	2.95	02/15/32	5,000	4,245
Arrow Electronics, Inc.	5.88	04/10/34	5,000	5,011
Flex Ltd.	4.88	05/12/30	10,000	9,816
Flex Ltd.	5.25	01/15/32	10,000	9,867
Jabil, Inc.	3.00	01/15/31	15,000	13,203
Keysight Technologies, Inc.	4.95	10/15/34	10,000	9,606
TD SYNNEX Corp.	6.10	04/12/34	10,000	10,284
Trimble, Inc.	6.10	03/15/33	15,000	15,635
Vontier Corp.	2.95	04/01/31	5,000	4,322
				119,770
ENGINEERING & CONSTRUCTION – 0.1%
Jacobs Engineering Group, Inc.	5.90	03/01/33	10,000	10,194

ENTERTAINMENT – 0.5%
Warnermedia Holdings, Inc.	4.28	03/15/32	70,000	61,875

ENVIRONMENTAL CONTROL – 0.9%
Republic Services, Inc.	1.45	02/15/31	10,000	8,173
Republic Services, Inc.	1.75	02/15/32	10,000	8,092
Republic Services, Inc.	2.30	03/01/30	5,000	4,425
Republic Services, Inc.	2.38	03/15/33	15,000	12,216
Republic Services, Inc.	5.00	12/15/33	5,000	4,913
Republic Services, Inc.	5.00	04/01/34	5,000	4,905
Republic Services, Inc.	5.20	11/15/34	15,000	14,934
Veralto Corp.	5.45	09/18/33	10,000	10,067
Waste Connections, Inc.	2.20	01/15/32	10,000	8,303
Waste Connections, Inc.	3.20	06/01/32	10,000	8,816
Waste Connections, Inc.	4.20	01/15/33	15,000	14,039
Waste Connections, Inc.	5.00	03/01/34	10,000	9,783
				108,666

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.9%
Flowers Foods, Inc.	2.40	03/15/31	$5,000	$4,267
General Mills, Inc.	2.25	10/14/31	10,000	8,392
General Mills, Inc.	2.88	04/15/30	15,000	13,566
General Mills, Inc.	4.95	03/29/33	10,000	9,774
General Mills, Inc.	5.25	01/30/35	5,000	4,936
Ingredion, Inc.	2.90	06/01/30	5,000	4,520
J M Smucker Co.	2.38	03/15/30	5,000	4,430
J M Smucker Co.	6.20	11/15/33	15,000	15,810
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	3.00	05/15/32	10,000	8,437
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	3.63	01/15/32	10,000	8,857
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	5.75	04/01/33	28,000	28,082
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	6.75	03/15/34	20,000	21,303
Kellanova	2.10	06/01/30	10,000	8,737
Kellanova	7.45	04/01/31	5,000	5,603
Kraft Heinz Foods Co.	3.75	04/01/30	5,000	4,732
Kroger Co.	2.20	05/01/30	10,000	8,727
Kroger Co.	5.00	09/15/34	35,000	33,980
McCormick & Co., Inc./MD	1.85	02/15/31	5,000	4,171
McCormick & Co., Inc./MD	2.50	04/15/30	10,000	8,871
McCormick & Co., Inc./MD	4.95	04/15/33	10,000	9,793
Mondelez International, Inc.	1.50	02/04/31	10,000	8,208
Mondelez International, Inc.	1.88	10/15/32	10,000	8,040
Mondelez International, Inc.	2.75	04/13/30	5,000	4,495
Mondelez International, Inc.	3.00	03/17/32	10,000	8,715
Mondelez International, Inc.	4.75	08/28/34	10,000	9,593
Pilgrim’s Pride Corp.	3.50	03/01/32	10,000	8,683
Pilgrim’s Pride Corp.	4.25	04/15/31	10,000	9,293
Pilgrim’s Pride Corp.	6.25	07/01/33	10,000	10,256
Pilgrim’s Pride Corp.	6.88	05/15/34	10,000	10,704
Sysco Corp.	2.40	02/15/30	5,000	4,438
Sysco Corp.	5.95	04/01/30	10,000	10,405
Sysco Corp.	6.00	01/17/34	10,000	10,490
The Campbell’s Co.	2.38	04/24/30	10,000	8,791
The Campbell’s Co.	5.40	03/21/34	15,000	14,945
Tyson Foods, Inc.	4.88	08/15/34	10,000	9,509
Tyson Foods, Inc.	5.70	03/15/34	10,000	10,081
				363,634
FOREST PRODUCTS & PAPER – 0.2%
Suzano Austria GmbH	3.13	01/15/32	20,000	16,738
Suzano Austria GmbH	3.75	01/15/31	15,000	13,369
				30,107
GAS – 0.5%
National Fuel Gas Co.	2.95	03/01/31	5,000	4,329
NiSource, Inc.	1.70	02/15/31	20,000	16,480
NiSource, Inc.	3.60	05/01/30	15,000	14,044
NiSource, Inc.	5.35	04/01/34	5,000	4,966
Southern Co. Gas Capital Corp.	5.15	09/15/32	5,000	4,950

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GAS – 0.5% (Continued)
Southern Co. Gas Capital Corp.	5.75	09/15/33	$10,000	$10,260
Southwest Gas Corp.	4.05	03/15/32	5,000	4,622
				59,651
HAND/MACHINE TOOLS – 0.4%
Regal Rexnord Corp.	6.30	02/15/30	15,000	15,474
Regal Rexnord Corp.	6.40	04/15/33	15,000	15,536
Stanley Black & Decker, Inc.	2.30	03/15/30	15,000	13,100
Stanley Black & Decker, Inc.	3.00	05/15/32	5,000	4,298
				48,408
HEALTHCARE-PRODUCTS – 1.7%
Agilent Technologies, Inc.	2.10	06/04/30	5,000	4,322
Agilent Technologies, Inc.	2.30	03/12/31	15,000	12,837
Agilent Technologies, Inc.	4.75	09/09/34	10,000	9,545
Baxter International, Inc.	1.73	04/01/31	5,000	4,103
Baxter International, Inc.	2.54	02/01/32	20,000	16,842
Boston Scientific Corp.	2.65	06/01/30	20,000	17,920
DENTSPLY SIRONA, Inc.	3.25	06/01/30	15,000	13,231
GE HealthCare Technologies, Inc.	5.86	03/15/30	15,000	15,577
GE HealthCare Technologies, Inc.	5.91	11/22/32	20,000	20,862
Revvity, Inc.	2.25	09/15/31	5,000	4,148
Smith & Nephew PLC	2.03	10/14/30	15,000	12,689
Smith & Nephew PLC	5.40	03/20/34	5,000	4,993
Solventum Corp.	5.45	03/13/31	10,000	10,078
Solventum Corp.	5.60	03/23/34	25,000	25,012
STERIS Irish FinCo UnLtd. Co.	2.70	03/15/31	5,000	4,343
Stryker Corp.	1.95	06/15/30	15,000	12,937
Stryker Corp.	4.63	09/11/34	10,000	9,560
Zimmer Biomet Holdings, Inc.	2.60	11/24/31	5,000	4,289
Zimmer Biomet Holdings, Inc.	5.20	09/15/34	10,000	9,825
				213,113
HEALTHCARE-SERVICES – 4.3%
Centene Corp.	2.50	03/01/31	25,000	20,807
Centene Corp.	2.63	08/01/31	20,000	16,565
Centene Corp.	3.00	10/15/30	40,000	34,649
Centene Corp.	3.38	02/15/30	20,000	17,935
Cigna Group	2.38	03/15/31	20,000	17,092
Cigna Group	2.40	03/15/30	15,000	13,215
Cigna Group	5.13	05/15/31	20,000	19,956
Cigna Group	5.25	02/15/34	15,000	14,758
Cigna Group	5.40	03/15/33	10,000	10,023
Elevance Health, Inc.	2.25	05/15/30	15,000	13,102
Elevance Health, Inc.	2.55	03/15/31	15,000	13,001
Elevance Health, Inc.	4.10	05/15/32	5,000	4,656
Elevance Health, Inc.	4.75	02/15/30	10,000	9,919
Elevance Health, Inc.	4.75	02/15/33	10,000	9,641
Elevance Health, Inc.	4.95	11/01/31	10,000	9,873
Elevance Health, Inc.	5.38	06/15/34	15,000	14,943

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 4.3% (Continued)
Elevance Health, Inc.	5.50	10/15/32	$10,000	$10,150
HCA, Inc.	2.38	07/15/31	10,000	8,376
HCA, Inc.	3.50	09/01/30	40,000	36,567
HCA, Inc.	3.63	03/15/32	30,000	26,748
HCA, Inc.	5.45	04/01/31	20,000	20,106
HCA, Inc.	5.45	09/15/34	10,000	9,792
HCA, Inc.	5.50	06/01/33	20,000	19,880
HCA, Inc.	5.60	04/01/34	20,000	19,843
Humana, Inc.	2.15	02/03/32	5,000	4,038
Humana, Inc.	4.88	04/01/30	5,000	4,927
Humana, Inc.	5.38	04/15/31	25,000	24,956
Humana, Inc.	5.88	03/01/33	10,000	10,134
Humana, Inc.	5.95	03/15/34	10,000	10,151
Icon Investments Six DAC	6.00	05/08/34	5,000	5,060
Laboratory Corp. of America Holdings	2.70	06/01/31	10,000	8,667
Laboratory Corp. of America Holdings	4.35	04/01/30	10,000	9,702
Laboratory Corp. of America Holdings	4.80	10/01/34	15,000	14,230
Quest Diagnostics, Inc.	2.80	06/30/31	10,000	8,753
Quest Diagnostics, Inc.	2.95	06/30/30	5,000	4,516
Quest Diagnostics, Inc.	5.00	12/15/34	10,000	9,697
Quest Diagnostics, Inc.	6.40	11/30/33	15,000	16,132
Universal Health Services, Inc.	2.65	10/15/30	5,000	4,309
Universal Health Services, Inc.	5.05	10/15/34	10,000	9,328
				536,197
HOME BUILDERS – 0.1%
DR Horton, Inc.	5.00	10/15/34	10,000	9,684
NVR, Inc.	3.00	05/15/30	5,000	4,511
				14,195
HOUSEHOLD PRODUCTS/WARES – 0.3%
Avery Dennison Corp.	2.25	02/15/32	5,000	4,105
Avery Dennison Corp.	2.65	04/30/30	5,000	4,456
Church & Dwight Co., Inc.	5.60	11/15/32	10,000	10,333
Clorox Co.	4.60	05/01/32	15,000	14,604
				33,498
INSURANCE – 3.3%
Allstate Corp.	1.45	12/15/30	10,000	8,189
Allstate Corp.	5.25	03/30/33	5,000	4,982
American International Group, Inc.	5.13	03/27/33	15,000	14,865
Aon Corp.	2.80	05/15/30	15,000	13,455
Aon Corp./Aon Global Holdings PLC	5.00	09/12/32	10,000	9,861
Aon Corp./Aon Global Holdings PLC	5.35	02/28/33	5,000	5,004
Aon North America, Inc.	5.30	03/01/31	10,000	10,086
Aon North America, Inc.	5.45	03/01/34	30,000	30,138
Arthur J Gallagher & Co.	5.45	07/15/34	10,000	9,978
Assured Guaranty US Holdings, Inc.	3.15	06/15/31	5,000	4,430
Athene Holding Ltd.	3.50	01/15/31	10,000	9,112

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 3.3% (Continued)
Athene Holding Ltd.	5.88	01/15/34	$10,000	$10,128
Athene Holding Ltd.	6.15	04/03/30	5,000	5,209
Athene Holding Ltd.	6.63	10/15/54	5,000	4,995
Brighthouse Financial, Inc.	5.63	05/15/30	5,000	5,136
Brown & Brown, Inc.	2.38	03/15/31	5,000	4,223
Brown & Brown, Inc.	4.20	03/17/32	10,000	9,247
Brown & Brown, Inc.	5.65	06/11/34	5,000	4,997
CNA Financial Corp.	2.05	08/15/30	5,000	4,293
CNA Financial Corp.	5.50	06/15/33	15,000	15,087
CNO Financial Group, Inc.	6.45	06/15/34	5,000	5,173
Corebridge Financial, Inc.	3.90	04/05/32	25,000	22,808
Corebridge Financial, Inc.	5.75	01/15/34	10,000	10,183
Corebridge Financial, Inc.	6.38	09/15/54	10,000	9,913
Enstar Group Ltd.	3.10	09/01/31	10,000	8,541
Equitable Holdings, Inc.	5.59	01/11/33	10,000	10,127
F&G Annuities & Life, Inc.	6.25	10/04/34	10,000	9,816
Fairfax Financial Holdings Ltd.	4.63	04/29/30	5,000	4,859
Fairfax Financial Holdings Ltd.	5.63	08/16/32	20,000	20,218
Fairfax Financial Holdings Ltd.	6.00	12/07/33	10,000	10,272
Fidelity National Financial, Inc.	2.45	03/15/31	5,000	4,247
Fidelity National Financial, Inc.	3.40	06/15/30	10,000	9,112
First American Financial Corp.	2.40	08/15/31	5,000	4,141
Lincoln National Corp.	3.40	01/15/31	5,000	4,531
PartnerRe Finance B LLC	4.50	10/01/50	5,000	4,616
Primerica, Inc.	2.80	11/19/31	10,000	8,551
Prudential Financial, Inc.	3.70	10/01/50	10,000	8,918
Prudential Financial, Inc.	5.13	03/01/52	20,000	18,869
Prudential Financial, Inc.	6.00	09/01/52	10,000	9,972
Prudential Financial, Inc.	6.50	03/15/54	10,000	10,192
Prudential Financial, Inc.	6.75	03/01/53	10,000	10,384
Reinsurance Group of America, Inc.	3.15	06/15/30	5,000	4,535
Reinsurance Group of America, Inc.	5.75	09/15/34	10,000	10,090
Willis North America, Inc.	5.35	05/15/33	10,000	9,950
				413,433
INTERNET – 0.6%
eBay, Inc.	2.60	05/10/31	10,000	8,691
eBay, Inc.	2.70	03/11/30	10,000	9,003
Expedia Group, Inc.	3.25	02/15/30	15,000	13,838
Netflix, Inc.	4.90	08/15/34	10,000	9,846
Uber Technologies, Inc.	4.80	09/15/34	20,000	19,172
VeriSign, Inc.	2.70	06/15/31	5,000	4,311
Weibo Corp.	3.38	07/08/30	10,000	8,999
				73,860
INVESTMENT COMPANIES – 1.0%
Apollo Debt Solutions BDC(1)	6.55	03/15/32	5,000	5,089
Apollo Debt Solutions BDC(1)	6.70	07/29/31	10,000	10,341
Ares Capital Corp.	3.20	11/15/31	10,000	8,624

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 1.0% (Continued)
Ares Capital Corp.	5.80	03/08/32	$10,000	$9,931
Ares Strategic Income Fund(1)	5.60	02/15/30	10,000	9,887
Ares Strategic Income Fund(1)	6.20	03/21/32	5,000	5,004
Blackstone Private Credit Fund	6.00	01/29/32	10,000	9,888
Blackstone Private Credit Fund(1)	6.00	11/22/34	10,000	9,733
Blue Owl Credit Income Corp.(1)	5.80	03/15/30	10,000	9,886
Blue Owl Credit Income Corp.	6.65	03/15/31	15,000	15,369
HA Sustainable Infrastructure Capital, Inc.(1)	6.38	07/01/34	15,000	14,604
HPS Corporate Lending Fund(1)	5.95	04/14/32	10,000	9,917
Sixth Street Lending Partners(1)	6.13	07/15/30	10,000	10,062
				128,335
IRON/STEEL – 0.7%
ArcelorMittal SA	6.00	06/17/34	10,000	10,153
ArcelorMittal SA	6.80	11/29/32	5,000	5,334
Steel Dynamics, Inc.	3.45	04/15/30	5,000	4,645
Steel Dynamics, Inc.	5.38	08/15/34	15,000	14,891
Vale Overseas Ltd.	3.75	07/08/30	15,000	13,862
Vale Overseas Ltd.	6.13	06/12/33	20,000	20,382
Vale Overseas Ltd.	8.25	01/17/34	15,000	17,600
				86,867
LEISURE TIME – 0.0%
Brunswick Corp./DE	2.40	08/18/31	5,000	4,113

LODGING – 0.8%
Choice Hotels International, Inc.	5.85	08/01/34	5,000	4,985
Las Vegas Sands Corp.	6.20	08/15/34	5,000	5,026
Marriott International, Inc./MD	2.75	10/15/33	10,000	8,206
Marriott International, Inc./MD	2.85	04/15/31	20,000	17,593
Marriott International, Inc./MD	3.50	10/15/32	15,000	13,241
Marriott International, Inc./MD	4.63	06/15/30	10,000	9,809
Marriott International, Inc./MD	4.80	03/15/30	10,000	9,898
Marriott International, Inc./MD	5.30	05/15/34	10,000	9,918
Sands China Ltd.	3.25	08/08/31	15,000	12,922
Sands China Ltd.	4.38	06/18/30	5,000	4,672
				96,270
MACHINERY-DIVERSIFIED – 0.9%
AGCO Corp.	5.80	03/21/34	10,000	10,041
Flowserve Corp.	2.80	01/15/32	5,000	4,254
Flowserve Corp.	3.50	10/01/30	5,000	4,570
IDEX Corp.	2.63	06/15/31	10,000	8,615
Ingersoll Rand, Inc.	5.31	06/15/31	10,000	10,106
Ingersoll Rand, Inc.	5.45	06/15/34	10,000	10,042
Ingersoll Rand, Inc.	5.70	08/14/33	15,000	15,358
Nordson Corp.	5.80	09/15/33	5,000	5,157
nVent Finance Sarl	5.65	05/15/33	5,000	4,983
Otis Worldwide Corp.	2.57	02/15/30	20,000	17,865
Otis Worldwide Corp.	5.13	11/19/31	10,000	10,015

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-DIVERSIFIED – 0.9% (Continued)
Westinghouse Air Brake Technologies Corp.	5.61	03/11/34	$5,000	$5,063
Xylem, Inc./NY	2.25	01/30/31	10,000	8,596
				114,665
MEDIA – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.30	02/01/32	10,000	7,932
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	04/01/31	20,000	16,972
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	04/01/33	15,000	13,428
Charter Communications Operating LLC/Charter Communications Operating Capital	6.55	06/01/34	25,000	25,599
Charter Communications Operating LLC/Charter Communications Operating Capital	6.65	02/01/34	15,000	15,446
Discovery Communications LLC	3.63	05/15/30	15,000	13,413
Fox Corp.	3.50	04/08/30	5,000	4,654
Fox Corp.	6.50	10/13/33	15,000	15,837
Paramount Global	4.20	05/19/32	10,000	8,922
Paramount Global	4.95	01/15/31	20,000	18,951
Paramount Global	7.88	07/30/30	10,000	10,896
Time Warner Cable Enterprises LLC	8.38	07/15/33	10,000	11,353
				163,403
MINING – 0.5%
AngloGold Ashanti Holdings PLC	3.75	10/01/30	10,000	9,042
Freeport-McMoRan, Inc.	4.63	08/01/30	10,000	9,720
Freeport-McMoRan, Inc.	5.40	11/14/34	5,000	4,934
Newmont Corp.	2.25	10/01/30	10,000	8,710
Newmont Corp.	2.60	07/15/32	15,000	12,764
Newmont Corp./Newcrest Finance Pty Ltd.	3.25	05/13/30	15,000	13,874
Newmont Corp./Newcrest Finance Pty Ltd.	5.35	03/15/34	10,000	10,011
				69,055
MISCELLANEOUS MANUFACTURER – 0.4%
Carlisle Cos, Inc.	2.20	03/01/32	10,000	8,233
Carlisle Cos, Inc.	2.75	03/01/30	15,000	13,517
Parker-Hannifin Corp.	4.20	11/21/34	5,000	4,626
Teledyne Technologies, Inc.	2.75	04/01/31	10,000	8,769
Textron, Inc.	2.45	03/15/31	5,000	4,277
Textron, Inc.	3.00	06/01/30	10,000	9,018
				48,440
OFFICE/BUSINESS EQUIPMENT – 0.3%
CDW LLC/CDW Finance Corp.	3.57	12/01/31	15,000	13,421
CDW LLC/CDW Finance Corp.	5.10	03/01/30	10,000	9,923
CDW LLC/CDW Finance Corp.	5.55	08/22/34	10,000	9,896
				33,240
OIL & GAS – 3.2%
Canadian Natural Resources Ltd.(1)	5.40	12/15/34	15,000	14,518
Cenovus Energy, Inc.	2.65	01/15/32	5,000	4,169

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 3.2% (Continued)
Coterra Energy, Inc.	5.60	03/15/34	$5,000	$4,996
Devon Energy Corp.	5.20	09/15/34	20,000	18,982
Devon Energy Corp.	7.88	09/30/31	10,000	11,298
Diamondback Energy, Inc.	3.13	03/24/31	20,000	17,868
Diamondback Energy, Inc.	5.40	04/18/34	10,000	9,864
Diamondback Energy, Inc.	6.25	03/15/33	15,000	15,654
EQT Corp.	5.75	02/01/34	10,000	10,015
EQT Corp.	7.00	02/01/30	10,000	10,680
Expand Energy Corp.	4.75	02/01/32	15,000	14,008
Expand Energy Corp.	5.38	03/15/30	10,000	9,823
Expand Energy Corp.	5.70	01/15/35	10,000	9,852
Helmerich & Payne, Inc.	2.90	09/29/31	10,000	8,404
Helmerich & Payne, Inc.(1)	5.50	12/01/34	5,000	4,734
Hess Corp.	7.13	03/15/33	5,000	5,558
Hess Corp.	7.30	08/15/31	15,000	16,728
HF Sinclair Corp.	6.25	01/15/35	15,000	14,999
Occidental Petroleum Corp.	5.38	01/01/32	20,000	19,632
Occidental Petroleum Corp.	5.55	10/01/34	15,000	14,601
Occidental Petroleum Corp.	6.13	01/01/31	20,000	20,528
Occidental Petroleum Corp.	6.63	09/01/30	15,000	15,724
Occidental Petroleum Corp.	7.50	05/01/31	10,000	10,962
Occidental Petroleum Corp.	8.88	07/15/30	10,000	11,455
Ovintiv, Inc.	6.25	07/15/33	15,000	15,381
Ovintiv, Inc.	7.38	11/01/31	10,000	10,896
Phillips 66	2.15	12/15/30	5,000	4,271
Phillips 66	4.65	11/15/34	20,000	18,700
Phillips 66 Co.	5.25	06/15/31	5,000	5,025
Phillips 66 Co.	5.30	06/30/33	15,000	14,893
Suncor Energy, Inc.	5.95	12/01/34	5,000	5,077
Suncor Energy, Inc.	7.15	02/01/32	5,000	5,421
Valero Energy Corp.	7.50	04/15/32	10,000	11,257
Woodside Finance Ltd.	5.10	09/12/34	15,000	14,350
				400,323
OIL & GAS SERVICES – 0.1%
Halliburton Co.	2.92	03/01/30	10,000	9,048

PACKAGING & CONTAINERS – 0.7%
Amcor Finance USA, Inc.	5.63	05/26/33	5,000	5,082
Amcor Flexibles North America, Inc.	2.63	06/19/30	5,000	4,399
Amcor Flexibles North America, Inc.	2.69	05/25/31	10,000	8,665
Berry Global, Inc.(1)	5.65	01/15/34	10,000	10,110
Berry Global, Inc.(1)	5.80	06/15/31	5,000	5,137
Smurfit Kappa Treasury ULC(1)	5.44	04/03/34	20,000	19,986
Smurfit Westrock Financing DAC(1)	5.42	01/15/35	5,000	5,011
Sonoco Products Co.	2.85	02/01/32	15,000	12,784
Sonoco Products Co.	3.13	05/01/30	5,000	4,517
Sonoco Products Co.	5.00	09/01/34	10,000	9,484

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 0.7% (Continued)
WRKCo, Inc.	3.00	06/15/33	$5,000	$4,224
WRKCo, Inc.	4.20	06/01/32	5,000	4,677
				94,076
PHARMACEUTICALS – 2.5%
Becton Dickinson & Co.	1.96	02/11/31	10,000	8,400
Becton Dickinson & Co.	2.82	05/20/30	5,000	4,493
Becton Dickinson & Co.	4.30	08/22/32	10,000	9,453
Becton Dickinson & Co.	5.11	02/08/34	15,000	14,839
Cardinal Health, Inc.	5.35	11/15/34	10,000	9,888
Cardinal Health, Inc.	5.45	02/15/34	5,000	5,000
Cencora, Inc.	2.70	03/15/31	15,000	13,117
Cencora, Inc.	2.80	05/15/30	5,000	4,498
Cencora, Inc.	5.13	02/15/34	10,000	9,825
CVS Health Corp.	1.75	08/21/30	10,000	8,278
CVS Health Corp.	1.88	02/28/31	15,000	12,232
CVS Health Corp.	2.13	09/15/31	10,000	8,130
CVS Health Corp.	3.75	04/01/30	25,000	23,212
CVS Health Corp.	5.13	02/21/30	15,000	14,865
CVS Health Corp.	5.25	01/30/31	10,000	9,897
CVS Health Corp.	5.25	02/21/33	25,000	24,310
CVS Health Corp.	5.30	06/01/33	15,000	14,595
CVS Health Corp.	5.55	06/01/31	20,000	20,079
CVS Health Corp.	5.70	06/01/34	20,000	19,974
Takeda Pharmaceutical Co. Ltd.	2.05	03/31/30	25,000	21,710
Takeda Pharmaceutical Co. Ltd.	5.30	07/05/34	15,000	14,950
Viatris, Inc.	2.70	06/22/30	15,000	13,073
Zoetis, Inc.	2.00	05/15/30	10,000	8,660
Zoetis, Inc.	5.60	11/16/32	15,000	15,477
				308,955
PIPELINES – 6.8%
Boardwalk Pipelines LP	3.40	02/15/31	10,000	8,956
Boardwalk Pipelines LP	3.60	09/01/32	5,000	4,399
Boardwalk Pipelines LP	5.63	08/01/34	10,000	9,949
Cheniere Energy Partners LP	3.25	01/31/32	20,000	17,348
Cheniere Energy Partners LP	4.00	03/01/31	25,000	23,210
Cheniere Energy Partners LP	5.75	08/15/34	10,000	10,064
Cheniere Energy Partners LP	5.95	06/30/33	20,000	20,444
Cheniere Energy, Inc.	5.65	04/15/34	15,000	14,987
Eastern Energy Gas Holdings LLC	5.80	01/15/35	10,000	10,172
Enbridge, Inc.	2.50	08/01/33	5,000	4,022
Enbridge, Inc.	5.63	04/05/34	15,000	15,045
Enbridge, Inc.	5.70	03/08/33	40,000	40,536
Enbridge, Inc.	6.20	11/15/30	10,000	10,496
Enbridge, Inc.	7.20	06/27/54	5,000	5,127
Enbridge, Inc.	7.38	03/15/55	10,000	10,363
Energy Transfer LP	3.75	05/15/30	15,000	14,017
Energy Transfer LP	5.55	05/15/34	15,000	14,886

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 6.8% (Continued)
Energy Transfer LP	5.60	09/01/34	$20,000	$19,911
Energy Transfer LP	5.75	02/15/33	10,000	10,128
Energy Transfer LP	6.40	12/01/30	15,000	15,839
Energy Transfer LP	6.55	12/01/33	25,000	26,562
EnLink Midstream LLC	5.65	09/01/34	5,000	5,002
Kinder Morgan Energy Partners LP	7.30	08/15/33	5,000	5,560
Kinder Morgan, Inc.	2.00	02/15/31	10,000	8,408
Kinder Morgan, Inc.	4.80	02/01/33	20,000	19,092
Kinder Morgan, Inc.	5.20	06/01/33	20,000	19,538
Kinder Morgan, Inc.	5.40	02/01/34	20,000	19,721
Kinder Morgan, Inc.	7.75	01/15/32	15,000	17,025
Kinder Morgan, Inc.	7.80	08/01/31	5,000	5,657
MPLX LP	2.65	08/15/30	20,000	17,602
MPLX LP	4.95	09/01/32	10,000	9,705
MPLX LP	5.00	03/01/33	15,000	14,490
MPLX LP	5.50	06/01/34	20,000	19,767
ONEOK, Inc.	3.10	03/15/30	10,000	9,082
ONEOK, Inc.	4.75	10/15/31	15,000	14,525
ONEOK, Inc.	5.05	11/01/34	20,000	19,149
ONEOK, Inc.	5.80	11/01/30	10,000	10,305
ONEOK, Inc.	6.05	09/01/33	30,000	30,864
ONEOK, Inc.	6.10	11/15/32	5,000	5,184
ONEOK, Inc.	6.35	01/15/31	10,000	10,512
Plains All American Pipeline LP/PAA Finance Corp.	3.80	09/15/30	15,000	13,965
Plains All American Pipeline LP/PAA Finance Corp.	5.70	09/15/34	10,000	10,016
Sabine Pass Liquefaction LLC	4.50	05/15/30	30,000	29,123
South Bow USA Infrastructure Holdings LLC(1)	5.58	10/01/34	20,000	19,457
Targa Resources Corp.	4.20	02/01/33	10,000	9,124
Targa Resources Corp.	6.13	03/15/33	15,000	15,507
Targa Resources Corp.	6.50	03/30/34	10,000	10,601
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.00	01/15/32	15,000	13,667
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.88	02/01/31	20,000	19,429
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50	03/01/30	10,000	10,033
TransCanada PipeLines Ltd.	4.10	04/15/30	15,000	14,299
TransCanada PipeLines Ltd.	4.63	03/01/34	15,000	14,017
Transcontinental Gas Pipe Line Co. LLC	3.25	05/15/30	10,000	9,139
Western Midstream Operating LP	4.05	02/01/30	10,000	9,434
Western Midstream Operating LP	5.45	11/15/34	10,000	9,722
Western Midstream Operating LP	6.15	04/01/33	10,000	10,197
Williams Cos, Inc.	2.60	03/15/31	25,000	21,585
Williams Cos, Inc.	3.50	11/15/30	15,000	13,802
Williams Cos, Inc.	4.65	08/15/32	10,000	9,546
Williams Cos, Inc.	5.15	03/15/34	15,000	14,590
Williams Cos, Inc.	5.65	03/15/33	10,000	10,113
				855,015
REAL ESTATE – 0.1%
CBRE Services, Inc.	2.50	04/01/31	5,000	4,260
CBRE Services, Inc.	5.95	08/15/34	10,000	10,294
				14,554

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 6.1%
Alexandria Real Estate Equities, Inc.	1.88	02/01/33	$10,000	$7,717
Alexandria Real Estate Equities, Inc.	2.00	05/18/32	15,000	12,015
Alexandria Real Estate Equities, Inc.	2.95	03/15/34	5,000	4,113
Alexandria Real Estate Equities, Inc.	3.38	08/15/31	10,000	9,003
Alexandria Real Estate Equities, Inc.	4.90	12/15/30	15,000	14,824
American Assets Trust LP	3.38	02/01/31	5,000	4,369
American Assets Trust LP	6.15	10/01/34	10,000	9,922
American Homes 4 Rent LP	3.63	04/15/32	10,000	8,967
American Homes 4 Rent LP	5.50	02/01/34	15,000	14,908
American Tower Corp.	1.88	10/15/30	10,000	8,407
American Tower Corp.	2.10	06/15/30	10,000	8,591
American Tower Corp.	2.30	09/15/31	10,000	8,375
American Tower Corp.	2.70	04/15/31	5,000	4,341
American Tower Corp.	5.40	01/31/35	5,000	4,959
American Tower Corp.	5.45	02/15/34	10,000	10,032
American Tower Corp.	5.55	07/15/33	10,000	10,085
American Tower Corp.	5.65	03/15/33	15,000	15,239
American Tower Corp.	5.90	11/15/33	15,000	15,482
Americold Realty Operating Partnership LP	5.41	09/12/34	5,000	4,818
Boston Properties LP	2.45	10/01/33	10,000	7,708
Boston Properties LP	2.55	04/01/32	10,000	8,125
Boston Properties LP	2.90	03/15/30	10,000	8,883
Boston Properties LP	3.25	01/30/31	20,000	17,664
Boston Properties LP	5.75	01/15/35	10,000	9,803
Boston Properties LP	6.50	01/15/34	10,000	10,463
Brixmor Operating Partnership LP	2.50	08/16/31	10,000	8,439
Brixmor Operating Partnership LP	4.05	07/01/30	5,000	4,730
COPT Defense Properties LP	2.75	04/15/31	5,000	4,318
Cousins Properties LP	5.88	10/01/34	10,000	10,062
Crown Castle, Inc.	2.10	04/01/31	10,000	8,340
Crown Castle, Inc.	2.25	01/15/31	20,000	16,912
Crown Castle, Inc.	2.50	07/15/31	10,000	8,464
Crown Castle, Inc.	3.30	07/01/30	10,000	9,111
Crown Castle, Inc.	5.10	05/01/33	5,000	4,886
Crown Castle, Inc.	5.20	09/01/34	10,000	9,740
Crown Castle, Inc.	5.80	03/01/34	15,000	15,276
Equinix Europe 2 Financing Corp. LLC	5.50	06/15/34	10,000	10,017
Equinix, Inc.	2.15	07/15/30	10,000	8,636
Equinix, Inc.	2.50	05/15/31	25,000	21,457
Equinix, Inc.	3.90	04/15/32	10,000	9,224
Essex Portfolio LP	2.65	03/15/32	5,000	4,239
Essex Portfolio LP	5.50	04/01/34	10,000	10,031
Extra Space Storage LP	2.35	03/15/32	5,000	4,105
Extra Space Storage LP	2.40	10/15/31	5,000	4,184
Extra Space Storage LP	5.40	02/01/34	10,000	9,926
Extra Space Storage LP	5.50	07/01/30	10,000	10,163
Extra Space Storage LP	5.90	01/15/31	10,000	10,349
GLP Capital LP/GLP Financing II, Inc.	3.25	01/15/32	5,000	4,291

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 6.1% (Continued)
GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/31	$5,000	$4,601
GLP Capital LP/GLP Financing II, Inc.	5.63	09/15/34	15,000	14,747
Healthcare Realty Holdings LP	2.00	03/15/31	5,000	4,130
Healthcare Realty Holdings LP	3.10	02/15/30	10,000	8,993
Healthpeak OP LLC	2.88	01/15/31	20,000	17,701
Healthpeak OP LLC	5.25	12/15/32	10,000	9,954
Host Hotels & Resorts LP	3.50	09/15/30	10,000	9,098
Host Hotels & Resorts LP	5.70	07/01/34	10,000	9,931
Invitation Homes Operating Partnership LP	2.00	08/15/31	5,000	4,097
Invitation Homes Operating Partnership LP	4.15	04/15/32	10,000	9,247
Kilroy Realty LP	3.05	02/15/30	10,000	8,784
Kimco Realty OP LLC	2.70	10/01/30	10,000	8,894
Kimco Realty OP LLC	3.20	04/01/32	5,000	4,398
Kimco Realty OP LLC	4.60	02/01/33	20,000	19,053
NNN REIT, Inc.	5.50	06/15/34	5,000	4,993
NNN REIT, Inc.	5.60	10/15/33	10,000	10,078
Omega Healthcare Investors, Inc.	3.25	04/15/33	5,000	4,210
Omega Healthcare Investors, Inc.	3.38	02/01/31	15,000	13,365
Regency Centers LP	3.70	06/15/30	5,000	4,690
Sabra Health Care LP	3.20	12/01/31	10,000	8,579
Sun Communities Operating LP	2.70	07/15/31	10,000	8,467
Sun Communities Operating LP	4.20	04/15/32	10,000	9,142
UDR, Inc.	3.00	08/15/31	5,000	4,411
Ventas Realty LP	2.50	09/01/31	20,000	16,982
Ventas Realty LP	4.75	11/15/30	5,000	4,902
Ventas Realty LP	5.00	01/15/35	5,000	4,789
VICI Properties LP	4.95	02/15/30	10,000	9,842
VICI Properties LP	5.13	11/15/31	15,000	14,673
VICI Properties LP	5.13	05/15/32	15,000	14,597
VICI Properties LP	5.75	04/01/34	10,000	10,047
Welltower OP LLC	2.75	01/15/31	10,000	8,798
Welltower OP LLC	2.80	06/01/31	10,000	8,749
Welltower OP LLC	3.85	06/15/32	10,000	9,173
Weyerhaeuser Co.	4.00	04/15/30	5,000	4,753
Weyerhaeuser Co.	7.38	03/15/32	10,000	11,190
WP Carey, Inc.	2.40	02/01/31	10,000	8,538
				774,309
RETAIL – 3.2%
AutoNation, Inc.	3.85	03/01/32	15,000	13,490
AutoNation, Inc.	4.75	06/01/30	5,000	4,871
AutoZone, Inc.	1.65	01/15/31	5,000	4,133
AutoZone, Inc.	4.00	04/15/30	10,000	9,535
AutoZone, Inc.	4.75	08/01/32	10,000	9,700
AutoZone, Inc.	4.75	02/01/33	10,000	9,624
AutoZone, Inc.	5.40	07/15/34	20,000	19,961
Best Buy Co., Inc.	1.95	10/01/30	10,000	8,476
Darden Restaurants, Inc.	6.30	10/10/33	5,000	5,251
Dick’s Sporting Goods, Inc.	3.15	01/15/32	5,000	4,388

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 3.2% (Continued)
Dollar General Corp.	3.50	04/03/30	$10,000	$9,196
Dollar General Corp.	5.00	11/01/32	10,000	9,629
Dollar General Corp.	5.45	07/05/33	20,000	19,796
Dollar Tree, Inc.	2.65	12/01/31	5,000	4,237
Ferguson Enterprises, Inc.	5.00	10/03/34	10,000	9,621
Genuine Parts Co.	1.88	11/01/30	5,000	4,194
Genuine Parts Co.	2.75	02/01/32	5,000	4,233
Lowe’s Cos, Inc.	1.70	10/15/30	30,000	25,189
Lowe’s Cos, Inc.	2.63	04/01/31	15,000	13,110
Lowe’s Cos, Inc.	3.75	04/01/32	20,000	18,345
Lowe’s Cos, Inc.	4.50	04/15/30	15,000	14,761
Lowe’s Cos, Inc.	5.00	04/15/33	15,000	14,753
Lowe’s Cos, Inc.	5.15	07/01/33	15,000	14,933
McDonald’s Corp.	2.13	03/01/30	10,000	8,781
McDonald’s Corp.	3.60	07/01/30	10,000	9,408
McDonald’s Corp.	4.60	09/09/32	15,000	14,638
McDonald’s Corp.	4.95	08/14/33	10,000	9,927
McDonald’s Corp.	5.20	05/17/34	5,000	5,055
O’Reilly Automotive, Inc.	1.75	03/15/31	10,000	8,256
O’Reilly Automotive, Inc.	4.20	04/01/30	5,000	4,832
O’Reilly Automotive, Inc.	4.70	06/15/32	15,000	14,475
O’Reilly Automotive, Inc.	5.00	08/19/34	5,000	4,850
Ross Stores, Inc.	1.88	04/15/31	5,000	4,159
Starbucks Corp.	2.25	03/12/30	10,000	8,799
Starbucks Corp.	2.55	11/15/30	20,000	17,613
Starbucks Corp.	3.00	02/14/32	15,000	13,176
Starbucks Corp.	4.80	02/15/33	5,000	4,903
Starbucks Corp.	4.90	02/15/31	10,000	10,015
Tractor Supply Co.	1.75	11/01/30	15,000	12,567
Tractor Supply Co.	5.25	05/15/33	5,000	4,987
				407,867
SEMICONDUCTORS – 4.2%
Broadcom, Inc.(1)	2.45	02/15/31	40,000	34,592
Broadcom, Inc.(1)	2.60	02/15/33	20,000	16,496
Broadcom, Inc.(1)	3.42	04/15/33	30,000	26,234
Broadcom, Inc.(1)	3.47	04/15/34	35,000	30,266
Broadcom, Inc.	4.15	11/15/30	30,000	28,675
Broadcom, Inc.(1)	4.15	04/15/32	15,000	14,042
Broadcom, Inc.	4.30	11/15/32	30,000	28,220
Broadcom, Inc.	4.35	02/15/30	15,000	14,591
Broadcom, Inc.	4.55	02/15/32	20,000	19,261
Broadcom, Inc.	4.80	10/15/34	25,000	23,948
Broadcom, Inc.	5.00	04/15/30	5,000	5,007
Broadcom, Inc.	5.05	04/15/30	5,000	5,018
Broadcom, Inc.	5.15	11/15/31	20,000	20,061
Broadcom, Inc.	5.20	04/15/32	10,000	10,008
Intel Corp.	2.00	08/12/31	15,000	12,239
Intel Corp.	3.90	03/25/30	15,000	14,120

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 4.2% (Continued)
Intel Corp.	4.00	12/15/32	$10,000	$9,035
Intel Corp.	4.15	08/05/32	20,000	18,329
Intel Corp.	5.00	02/21/31	10,000	9,895
Intel Corp.	5.13	02/10/30	20,000	19,948
Intel Corp.	5.15	02/21/34	10,000	9,645
Intel Corp.	5.20	02/10/33	30,000	29,192
Marvell Technology, Inc.	2.95	04/15/31	5,000	4,407
Marvell Technology, Inc.	5.95	09/15/33	5,000	5,165
Microchip Technology, Inc.	5.05	02/15/30	10,000	9,939
Micron Technology, Inc.	2.70	04/15/32	10,000	8,393
Micron Technology, Inc.	4.66	02/15/30	15,000	14,652
Micron Technology, Inc.	5.30	01/15/31	10,000	9,997
Micron Technology, Inc.	5.80	01/15/35	10,000	10,092
Micron Technology, Inc.	5.88	02/09/33	15,000	15,349
Micron Technology, Inc.	5.88	09/15/33	10,000	10,237
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.50	05/11/31	10,000	8,571
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.65	02/15/32	10,000	8,453
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.40	05/01/30	10,000	9,238
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	01/15/33	20,000	19,540
				532,855
SHIPBUILDING – 0.1%
Huntington Ingalls Industries, Inc.	4.20	05/01/30	10,000	9,511
Huntington Ingalls Industries, Inc.	5.75	01/15/35	5,000	4,998
				14,509
SOFTWARE – 3.6%
AppLovin Corp.	5.38	12/01/31	15,000	15,068
AppLovin Corp.	5.50	12/01/34	15,000	14,928
Atlassian Corp.	5.50	05/15/34	10,000	10,082
Autodesk, Inc.	2.40	12/15/31	10,000	8,464
Broadridge Financial Solutions, Inc.	2.60	05/01/31	10,000	8,605
Concentrix Corp.	6.85	08/02/33	5,000	5,117
Electronic Arts, Inc.	1.85	02/15/31	10,000	8,350
Fidelity National Information Services, Inc.	2.25	03/01/31	10,000	8,527
Fidelity National Information Services, Inc.	5.10	07/15/32	10,000	9,938
Fiserv, Inc.	2.65	06/01/30	10,000	8,880
Fiserv, Inc.	4.75	03/15/30	10,000	9,893
Fiserv, Inc.	5.15	08/12/34	15,000	14,690
Fiserv, Inc.	5.35	03/15/31	10,000	10,137
Fiserv, Inc.	5.45	03/15/34	5,000	5,001
Fiserv, Inc.	5.60	03/02/33	10,000	10,146
Fiserv, Inc.	5.63	08/21/33	25,000	25,450
Oracle Corp.	2.88	03/25/31	45,000	39,671
Oracle Corp.	2.95	04/01/30	45,000	40,785
Oracle Corp.	3.25	05/15/30	10,000	9,179
Oracle Corp.	4.30	07/08/34	30,000	27,564
Oracle Corp.	4.65	05/06/30	10,000	9,865
Oracle Corp.	4.70	09/27/34	20,000	18,891

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 3.6% (Continued)
Oracle Corp.	4.90	02/06/33	$20,000	$19,429
Oracle Corp.	6.25	11/09/32	25,000	26,437
Roper Technologies, Inc.	1.75	02/15/31	10,000	8,262
Roper Technologies, Inc.	2.00	06/30/30	10,000	8,574
Roper Technologies, Inc.	4.75	02/15/32	10,000	9,768
Roper Technologies, Inc.	4.90	10/15/34	15,000	14,452
Take-Two Interactive Software, Inc.	4.00	04/14/32	5,000	4,632
VMware LLC	2.20	08/15/31	20,000	16,677
VMware LLC	4.70	05/15/30	5,000	4,901
Workday, Inc.	3.80	04/01/32	20,000	18,269
				450,632
TELECOMMUNICATIONS – 8.0%
AT&T, Inc.	2.25	02/01/32	35,000	29,002
AT&T, Inc.	2.55	12/01/33	50,000	40,358
AT&T, Inc.	2.75	06/01/31	40,000	34,991
AT&T, Inc.	4.30	02/15/30	40,000	38,847
AT&T, Inc.	5.40	02/15/34	40,000	40,226
Bell Telephone Co. of Canada or Bell Canada	2.15	02/15/32	10,000	8,139
Bell Telephone Co. of Canada or Bell Canada	5.10	05/11/33	10,000	9,730
Bell Telephone Co. of Canada or Bell Canada	5.20	02/15/34	10,000	9,730
British Telecommunications PLC	9.63	12/15/30	40,000	48,537
Deutsche Telekom International Finance BV	8.75	06/15/30	45,000	52,356
Deutsche Telekom International Finance BV	9.25	06/01/32	5,000	6,181
Koninklijke KPN NV	8.38	10/01/30	5,000	5,763
Motorola Solutions, Inc.	2.30	11/15/30	10,000	8,612
Motorola Solutions, Inc.	2.75	05/24/31	10,000	8,702
Motorola Solutions, Inc.	5.40	04/15/34	10,000	10,007
Motorola Solutions, Inc.	5.60	06/01/32	10,000	10,221
Orange SA	9.00	03/01/31	35,000	41,828
Rogers Communications, Inc.	3.80	03/15/32	30,000	26,915
Rogers Communications, Inc.	5.30	02/15/34	15,000	14,571
Sprint Capital Corp.	8.75	03/15/32	25,000	29,893
Telefonica Europe BV	8.25	09/15/30	20,000	22,774
TELUS Corp.	3.40	05/13/32	10,000	8,847
T-Mobile USA, Inc.	2.25	11/15/31	20,000	16,697
T-Mobile USA, Inc.	2.55	02/15/31	30,000	25,965
T-Mobile USA, Inc.	2.70	03/15/32	10,000	8,514
T-Mobile USA, Inc.	2.88	02/15/31	10,000	8,833
T-Mobile USA, Inc.	3.50	04/15/31	40,000	36,463
T-Mobile USA, Inc.	3.88	04/15/30	95,000	89,867
T-Mobile USA, Inc.	4.70	01/15/35	5,000	4,738
T-Mobile USA, Inc.	5.05	07/15/33	35,000	34,280
T-Mobile USA, Inc.	5.15	04/15/34	25,000	24,581
T-Mobile USA, Inc.	5.20	01/15/33	10,000	9,923
T-Mobile USA, Inc.	5.75	01/15/34	10,000	10,269
Verizon Communications, Inc.	1.50	09/18/30	10,000	8,339
Verizon Communications, Inc.	1.68	10/30/30	20,000	16,672
Verizon Communications, Inc.	1.75	01/20/31	35,000	29,016

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 8.0% (Continued)
Verizon Communications, Inc.	2.36	03/15/32	$70,000	$58,277
Verizon Communications, Inc.	2.55	03/21/31	40,000	34,670
Verizon Communications, Inc.	3.15	03/22/30	25,000	22,956
Verizon Communications, Inc.	4.40	11/01/34	25,000	23,247
Verizon Communications, Inc.	4.50	08/10/33	30,000	28,391
Verizon Communications, Inc.	5.05	05/09/33	10,000	9,892
Verizon Communications, Inc.	7.75	12/01/30	5,000	5,669
				1,013,489
TOYS/GAMES/HOBBIES – 0.0%
Hasbro, Inc.	6.05	05/14/34	5,000	5,051

TRANSPORTATION – 0.7%
Canadian Pacific Railway Co.	2.05	03/05/30	5,000	4,360
Canadian Pacific Railway Co.	2.45	12/02/31	20,000	17,221
FedEx Corp.	2.40	05/15/31	10,000	8,551
FedEx Corp.	4.25	05/15/30	10,000	9,686
FedEx Corp.	4.90	01/15/34	5,000	4,837
Norfolk Southern Corp.	2.30	05/15/31	10,000	8,609
Norfolk Southern Corp.	3.00	03/15/32	10,000	8,756
Norfolk Southern Corp.	4.45	03/01/33	5,000	4,770
Norfolk Southern Corp.	5.05	08/01/30	10,000	10,111
Ryder System, Inc.	6.60	12/01/33	5,000	5,407
				82,308
TRUCKING & LEASING – 0.1%
GATX Corp.	4.00	06/30/30	5,000	4,744
GATX Corp.	6.05	03/15/34	5,000	5,211
				9,955
WATER – 0.4%
American Water Capital Corp.	2.30	06/01/31	20,000	16,982
American Water Capital Corp.	2.80	05/01/30	5,000	4,499
American Water Capital Corp.	4.45	06/01/32	10,000	9,551
American Water Capital Corp.	5.15	03/01/34	5,000	4,958
Essential Utilities, Inc.	2.70	04/15/30	5,000	4,466
Essential Utilities, Inc.	5.38	01/15/34	5,000	4,955
				45,411
TOTAL CORPORATE BONDS (Cost – $12,476,000)				12,378,540

SHORT-TERM INVESTMENTS – 0.5%
TIME DEPOSITS – 0.5%
Citibank, New York	3.68	02/03/25	63,480	63,480
TOTAL SHORT-TERM INVESTMENTS (Cost – $63,480)				63,480

TOTAL INVESTMENTS – 98.8% (Cost – $12,539,480)				$12,442,020
OTHER ASSETS LESS LIABILITIES – 1.2%				148,555
NET ASSETS – 100.0%				$12,590,575

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2025, amounts to $285,106 and represents 2.3% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$12,378,540	$–	$12,378,540
Time Deposits	–	63,480	–	63,480
Total Investments	$–	$12,442,020	$–	$12,442,020

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
ADVERTISING – 0.1%
Interpublic Group of Cos, Inc.	3.38	03/01/41	$10,000	$7,410
Interpublic Group of Cos, Inc.	5.40	10/01/48	5,000	4,691
				12,101
AEROSPACE/DEFENSE – 5.0%
Boeing Co.	3.25	02/01/35	10,000	8,070
Boeing Co.	3.75	02/01/50	15,000	10,354
Boeing Co.	3.90	05/01/49	10,000	7,046
Boeing Co.	3.95	08/01/59	15,000	10,081
Boeing Co.	5.71	05/01/40	40,000	38,460
Boeing Co.	5.81	05/01/50	75,000	70,702
Boeing Co.	5.93	05/01/60	45,000	42,034
Boeing Co.	6.86	05/01/54	35,000	37,677
Boeing Co.	6.88	03/15/39	5,000	5,300
Boeing Co.	7.01	05/01/64	20,000	21,646
GE Capital International Funding Co. Unlimited Co.	4.42	11/15/35	10,000	9,288
General Electric Co.	4.50	03/11/44	10,000	8,669
General Electric Co.	5.88	01/14/38	10,000	10,406
General Electric Co.	6.88	01/10/39	10,000	11,347
Howmet Aerospace, Inc.	5.95	02/01/37	10,000	10,389
L3Harris Technologies, Inc.	5.05	04/27/45	5,000	4,592
L3Harris Technologies, Inc.	5.50	08/15/54	5,000	4,806
L3Harris Technologies, Inc.	5.60	07/31/53	10,000	9,697
Northrop Grumman Corp.	4.03	10/15/47	30,000	23,687
Northrop Grumman Corp.	4.75	06/01/43	15,000	13,473
Northrop Grumman Corp.	4.95	03/15/53	10,000	8,922
Northrop Grumman Corp.	5.15	05/01/40	10,000	9,528
Northrop Grumman Corp.	5.20	06/01/54	25,000	23,151
Northrop Grumman Corp.	5.25	05/01/50	10,000	9,347
RTX Corp.	2.82	09/01/51	20,000	12,154
RTX Corp.	3.13	07/01/50	30,000	19,635
RTX Corp.	3.75	11/01/46	25,000	18,922
RTX Corp.	4.05	05/04/47	5,000	3,927
RTX Corp.	4.35	04/15/47	25,000	20,579
RTX Corp.	4.45	11/16/38	10,000	8,922
RTX Corp.	4.50	06/01/42	50,000	43,487
RTX Corp.	4.63	11/16/48	20,000	17,123
RTX Corp.	4.88	10/15/40	5,000	4,601
RTX Corp.	5.38	02/27/53	10,000	9,501
RTX Corp.	5.70	04/15/40	10,000	10,164
RTX Corp.	6.13	07/15/38	5,000	5,254
RTX Corp.	6.40	03/15/54	20,000	21,719
				604,660
AGRICULTURE – 2.5%
Altria Group, Inc.	3.40	02/04/41	15,000	10,872
Altria Group, Inc.	3.70	02/04/51	35,000	23,914
Altria Group, Inc.	3.88	09/16/46	20,000	14,550

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AGRICULTURE – 2.5% (Continued)
Altria Group, Inc.	4.25	08/09/42	$5,000	$3,993
Altria Group, Inc.	4.45	05/06/50	10,000	7,740
Altria Group, Inc.	4.50	05/02/43	5,000	4,090
Altria Group, Inc.	5.38	01/31/44	25,000	23,526
Altria Group, Inc.	5.80	02/14/39	25,000	24,801
Altria Group, Inc.	5.95	02/14/49	40,000	38,935
BAT Capital Corp.	4.39	08/15/37	45,000	38,983
BAT Capital Corp.	4.54	08/15/47	35,000	27,921
BAT Capital Corp.	4.76	09/06/49	15,000	12,227
BAT Capital Corp.	5.28	04/02/50	5,000	4,394
BAT Capital Corp.	7.08	08/02/43	5,000	5,436
BAT Capital Corp.	7.08	08/02/53	15,000	16,537
Reynolds American, Inc.	5.70	08/15/35	5,000	5,006
Reynolds American, Inc.	5.85	08/15/45	30,000	28,496
Reynolds American, Inc.	6.15	09/15/43	5,000	4,958
				296,379
APPAREL – 0.1%
Tapestry, Inc.	5.50	03/11/35	10,000	9,829

AUTO MANUFACTURERS – 1.3%
Ford Motor Co.	4.75	01/15/43	30,000	23,701
Ford Motor Co.	5.29	12/08/46	15,000	12,797
Ford Motor Credit Co. LLC	6.50	02/07/35	10,000	10,012
General Motors Co.	5.00	04/01/35	10,000	9,334
General Motors Co.	5.15	04/01/38	5,000	4,580
General Motors Co.	5.20	04/01/45	20,000	17,235
General Motors Co.	5.40	04/01/48	5,000	4,379
General Motors Co.	5.95	04/01/49	10,000	9,396
General Motors Co.	6.25	10/02/43	30,000	29,496
General Motors Co.	6.60	04/01/36	20,000	20,944
General Motors Co.	6.75	04/01/46	10,000	10,343
				152,217
AUTO PARTS & EQUIPMENT – 0.3%
Aptiv Swiss Holdings Ltd.	3.10	12/01/51	15,000	8,822
Aptiv Swiss Holdings Ltd.	4.15	05/01/52	20,000	14,305
Aptiv Swiss Holdings Ltd.	5.75	09/13/54	5,000	4,510
BorgWarner, Inc.	4.38	03/15/45	5,000	4,055
Lear Corp.	5.25	05/15/49	10,000	8,627
				40,319
BANKS – 3.9%
Barclays PLC	3.33	11/24/42	15,000	10,934
Barclays PLC	3.81	03/10/42	15,000	11,646
Barclays PLC	4.95	01/10/47	25,000	22,396
Barclays PLC	5.25	08/17/45	20,000	18,791
Barclays PLC	6.04	03/12/55	5,000	5,045
Citigroup, Inc.	4.75	05/18/46	30,000	26,096
Citigroup, Inc.	5.30	05/06/44	10,000	9,464

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 3.9% (Continued)
Citigroup, Inc.	6.13	08/25/36	$10,000	$10,201
Citigroup, Inc.	6.68	09/13/43	10,000	10,937
Cooperatieve Rabobank UA	5.25	08/04/45	20,000	18,986
Cooperatieve Rabobank UA	5.75	12/01/43	15,000	15,010
Fifth Third Bancorp	8.25	03/01/38	15,000	17,991
Goldman Sachs Group, Inc.	5.15	05/22/45	30,000	27,622
Goldman Sachs Group, Inc.	6.45	05/01/36	10,000	10,541
Goldman Sachs Group, Inc.	6.75	10/01/37	70,000	75,243
HSBC Holdings PLC	5.25	03/14/44	20,000	18,576
HSBC Holdings PLC	6.50	05/02/36	15,000	15,816
HSBC Holdings PLC	6.50	05/02/36	15,000	15,492
HSBC Holdings PLC	6.50	09/15/37	30,000	31,364
HSBC Holdings PLC	6.80	06/01/38	20,000	21,144
Lloyds Banking Group PLC	3.37	12/14/46	20,000	14,066
Lloyds Banking Group PLC	4.34	01/09/48	30,000	23,593
Regions Bank/Birmingham AL	6.45	06/26/37	5,000	5,149
Sumitomo Mitsui Financial Group, Inc.	2.93	09/17/41	10,000	7,176
Sumitomo Mitsui Financial Group, Inc.	5.84	07/09/44	15,000	15,080
Sumitomo Mitsui Financial Group, Inc.	6.18	07/13/43	10,000	10,675
				469,034
BEVERAGES – 0.8%
Constellation Brands, Inc.	3.75	05/01/50	10,000	7,202
Constellation Brands, Inc.	4.10	02/15/48	5,000	3,852
Constellation Brands, Inc.	4.50	05/09/47	5,000	4,125
Constellation Brands, Inc.	5.25	11/15/48	10,000	9,102
Fomento Economico Mexicano SAB de CV	3.50	01/16/50	15,000	10,753
Keurig Dr Pepper, Inc.	3.35	03/15/51	10,000	6,699
Keurig Dr Pepper, Inc.	3.80	05/01/50	16,000	11,777
Keurig Dr Pepper, Inc.	4.50	11/15/45	5,000	4,189
Keurig Dr Pepper, Inc.	4.50	04/15/52	10,000	8,222
Molson Coors Beverage Co.	4.20	07/15/46	20,000	15,910
Molson Coors Beverage Co.	5.00	05/01/42	20,000	18,238
				100,069
BIOTECHNOLOGY – 4.8%
Amgen, Inc.	2.80	08/15/41	15,000	10,505
Amgen, Inc.	3.00	01/15/52	20,000	12,647
Amgen, Inc.	3.15	02/21/40	20,000	14,956
Amgen, Inc.	3.38	02/21/50	25,000	17,217
Amgen, Inc.	4.40	05/01/45	35,000	29,166
Amgen, Inc.	4.40	02/22/62	10,000	7,771
Amgen, Inc.	4.56	06/15/48	15,000	12,613
Amgen, Inc.	4.66	06/15/51	50,000	42,159
Amgen, Inc.	4.88	03/01/53	15,000	12,959
Amgen, Inc.	5.15	11/15/41	5,000	4,671
Amgen, Inc.	5.60	03/02/43	40,000	39,143
Amgen, Inc.	5.65	03/02/53	60,000	58,078
Amgen, Inc.	5.75	03/02/63	50,000	48,263

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BIOTECHNOLOGY – 4.8% (Continued)
Baxalta, Inc.	5.25	06/23/45	$10,000	$9,244
Biogen, Inc.	3.15	05/01/50	20,000	12,606
Biogen, Inc.	3.25	02/15/51	10,000	6,388
Biogen, Inc.	5.20	09/15/45	15,000	13,594
Gilead Sciences, Inc.	2.60	10/01/40	20,000	13,966
Gilead Sciences, Inc.	2.80	10/01/50	20,000	12,306
Gilead Sciences, Inc.	4.00	09/01/36	10,000	8,843
Gilead Sciences, Inc.	4.15	03/01/47	25,000	20,230
Gilead Sciences, Inc.	4.50	02/01/45	25,000	21,531
Gilead Sciences, Inc.	4.60	09/01/35	10,000	9,463
Gilead Sciences, Inc.	4.75	03/01/46	35,000	31,105
Gilead Sciences, Inc.	4.80	04/01/44	25,000	22,495
Gilead Sciences, Inc.	5.10	06/15/35	10,000	9,860
Gilead Sciences, Inc.	5.50	11/15/54	15,000	14,589
Gilead Sciences, Inc.	5.55	10/15/53	10,000	9,822
Gilead Sciences, Inc.	5.60	11/15/64	5,000	4,846
Gilead Sciences, Inc.	5.65	12/01/41	15,000	15,103
Regeneron Pharmaceuticals, Inc.	2.80	09/15/50	10,000	5,866
Royalty Pharma PLC	3.30	09/02/40	5,000	3,655
Royalty Pharma PLC	3.35	09/02/51	10,000	6,353
Royalty Pharma PLC	3.55	09/02/50	15,000	10,029
Royalty Pharma PLC	5.90	09/02/54	10,000	9,530
				581,572
BUILDING MATERIALS – 1.0%
Carrier Global Corp.	3.38	04/05/40	20,000	15,516
Carrier Global Corp.	3.58	04/05/50	23,000	16,557
Carrier Global Corp.	6.20	03/15/54	8,000	8,497
CRH America Finance, Inc.	5.88	01/09/55	5,000	5,107
Johnson Controls International PLC	4.50	02/15/47	5,000	4,157
Martin Marietta Materials, Inc.	3.20	07/15/51	10,000	6,509
Martin Marietta Materials, Inc.	4.25	12/15/47	10,000	8,084
Martin Marietta Materials, Inc.	5.50	12/01/54	10,000	9,469
Owens Corning	4.30	07/15/47	10,000	8,052
Owens Corning	5.95	06/15/54	10,000	10,062
Trane Technologies Global Holding Co. Ltd.	5.75	06/15/43	5,000	5,052
Vulcan Materials Co.	4.50	06/15/47	10,000	8,387
Vulcan Materials Co.	5.70	12/01/54	10,000	9,769
				115,218
CHEMICALS – 2.8%
CF Industries, Inc.	4.95	06/01/43	5,000	4,434
CF Industries, Inc.	5.38	03/15/44	15,000	14,015
Dow Chemical Co.	3.60	11/15/50	5,000	3,433
Dow Chemical Co.	4.38	11/15/42	15,000	12,374
Dow Chemical Co.	5.25	11/15/41	5,000	4,639
Dow Chemical Co.	5.55	11/30/48	10,000	9,392
Dow Chemical Co.	5.60	02/15/54	20,000	18,885
Dow Chemical Co.	6.90	05/15/53	20,000	21,946

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 2.8% (Continued)
Dow Chemical Co.	9.40	05/15/39	$10,000	$13,324
DuPont de Nemours, Inc.	5.32	11/15/38	18,000	18,178
DuPont de Nemours, Inc.	5.42	11/15/48	25,000	24,976
Eastman Chemical Co.	4.65	10/15/44	10,000	8,461
Eastman Chemical Co.	4.80	09/01/42	10,000	8,742
FMC Corp.	4.50	10/01/49	5,000	3,815
FMC Corp.	6.38	05/18/53	5,000	4,963
International Flavors & Fragrances, Inc.	4.38	06/01/47	5,000	3,913
International Flavors & Fragrances, Inc.	5.00	09/26/48	10,000	8,557
LYB International Finance BV	4.88	03/15/44	15,000	12,958
LYB International Finance BV	5.25	07/15/43	5,000	4,543
LYB International Finance III LLC	3.38	10/01/40	10,000	7,342
LYB International Finance III LLC	3.80	10/01/60	15,000	9,969
LYB International Finance III LLC	4.20	10/15/49	10,000	7,506
LYB International Finance III LLC	4.20	05/01/50	30,000	22,458
LyondellBasell Industries NV	4.63	02/26/55	10,000	7,895
Mosaic Co.	5.63	11/15/43	10,000	9,493
Nutrien Ltd.	3.95	05/13/50	10,000	7,453
Nutrien Ltd.	5.00	04/01/49	5,000	4,440
Nutrien Ltd.	5.80	03/27/53	10,000	9,919
Sherwin-Williams Co.	2.90	03/15/52	5,000	3,051
Sherwin-Williams Co.	3.30	05/15/50	5,000	3,328
Sherwin-Williams Co.	3.80	08/15/49	10,000	7,341
Sherwin-Williams Co.	4.50	06/01/47	20,000	16,870
Westlake Corp.	3.13	08/15/51	10,000	6,186
Westlake Corp.	4.38	11/15/47	10,000	7,884
Westlake Corp.	5.00	08/15/46	5,000	4,362
				337,045
COMMERCIAL SERVICES – 0.4%
Global Payments, Inc.	4.15	08/15/49	10,000	7,444
Global Payments, Inc.	5.95	08/15/52	10,000	9,681
Moody’s Corp.	2.75	08/19/41	10,000	6,885
Moody’s Corp.	3.10	11/29/61	5,000	3,002
Moody’s Corp.	3.75	02/25/52	10,000	7,310
Moody’s Corp.	5.25	07/15/44	5,000	4,722
Quanta Services, Inc.	3.05	10/01/41	5,000	3,490
Verisk Analytics, Inc.	3.63	05/15/50	5,000	3,494
				46,028
COMPUTERS – 1.1%
Dell International LLC/EMC Corp.	3.38	12/15/41	10,000	7,315
Dell International LLC/EMC Corp.	3.45	12/15/51	10,000	6,707
Dell International LLC/EMC Corp.	4.85	02/01/35	15,000	14,208
Dell International LLC/EMC Corp.	8.10	07/15/36	10,000	11,846
Dell International LLC/EMC Corp.	8.35	07/15/46	10,000	12,675
Hewlett Packard Enterprise Co.	5.60	10/15/54	15,000	14,512
Hewlett Packard Enterprise Co.	6.20	10/15/35	10,000	10,460
Hewlett Packard Enterprise Co.	6.35	10/15/45	25,000	26,120

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 1.1% (Continued)
HP, Inc.	6.00	09/15/41	$15,000	$15,154
Kyndryl Holdings, Inc.	4.10	10/15/41	10,000	7,885
				126,882
COSMETICS/PERSONAL CARE – 0.1%
Haleon US Capital LLC	4.00	03/24/52	15,000	11,501

DIVERSIFIED FINANCIAL SERVICES – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.85	10/29/41	20,000	15,735
Ares Management Corp.	5.60	10/11/54	10,000	9,498
Jefferies Financial Group, Inc.	6.25	01/15/36	5,000	5,117
Nasdaq, Inc.	2.50	12/21/40	10,000	6,712
Nasdaq, Inc.	5.95	08/15/53	10,000	10,102
Nasdaq, Inc.	6.10	06/28/63	20,000	20,419
				67,583
ELECTRIC – 5.0%
AEP Texas, Inc.	5.25	05/15/52	5,000	4,503
Appalachian Power Co.	3.70	05/01/50	15,000	10,378
Appalachian Power Co.	7.00	04/01/38	10,000	11,024
Arizona Public Service Co.	3.35	05/15/50	10,000	6,730
Arizona Public Service Co.	4.35	11/15/45	5,000	4,063
Constellation Energy Generation LLC	5.60	06/15/42	10,000	9,632
Constellation Energy Generation LLC	5.75	03/15/54	10,000	9,609
Constellation Energy Generation LLC	6.25	10/01/39	10,000	10,368
Constellation Energy Generation LLC	6.50	10/01/53	15,000	15,762
Dominion Energy, Inc.	4.85	08/15/52	5,000	4,243
Dominion Energy, Inc.	4.90	08/01/41	15,000	13,398
Dominion Energy, Inc.	5.95	06/15/35	5,000	5,150
Dominion Energy, Inc.	6.63	05/15/55	15,000	15,216
Duke Energy Carolinas LLC	6.10	06/01/37	5,000	5,225
Duke Energy Corp.	3.30	06/15/41	20,000	14,711
Duke Energy Corp.	3.50	06/15/51	10,000	6,735
Duke Energy Corp.	4.80	12/15/45	25,000	21,606
Duke Energy Corp.	5.00	08/15/52	20,000	17,319
Duke Energy Corp.	5.80	06/15/54	10,000	9,673
Duke Energy Corp.	6.10	09/15/53	20,000	20,140
Emera US Finance LP	4.75	06/15/46	15,000	12,475
Entergy Corp.	3.75	06/15/50	5,000	3,554
Eversource Energy	3.45	01/15/50	5,000	3,429
Exelon Corp.	4.10	03/15/52	10,000	7,585
Exelon Corp.	4.45	04/15/46	15,000	12,440
Exelon Corp.	4.70	04/15/50	5,000	4,205
Exelon Corp.	5.60	03/15/53	20,000	19,021
Exelon Corp.	5.63	06/15/35	10,000	10,035
FirstEnergy Corp.	3.40	03/01/50	15,000	10,082
FirstEnergy Corp.	4.85	07/15/47	10,000	8,526
Iberdrola International BV	6.75	07/15/36	5,000	5,518
NextEra Energy Capital Holdings, Inc.	3.00	01/15/52	10,000	6,185
NextEra Energy Capital Holdings, Inc.	5.25	02/28/53	15,000	13,648

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 5.0% (Continued)
NextEra Energy Capital Holdings, Inc.	5.55	03/15/54	$10,000	$9,511
Oglethorpe Power Corp.	4.50	04/01/47	5,000	4,128
Oglethorpe Power Corp.	5.05	10/01/48	10,000	8,841
Pacific Gas & Electric Co.	3.30	08/01/40	15,000	10,725
Pacific Gas & Electric Co.	3.50	08/01/50	25,000	16,309
Pacific Gas & Electric Co.	4.00	12/01/46	10,000	7,248
Pacific Gas & Electric Co.	4.50	07/01/40	20,000	16,548
Pacific Gas & Electric Co.	4.75	02/15/44	15,000	12,404
Pacific Gas & Electric Co.	4.95	07/01/50	45,000	37,036
Pacific Gas & Electric Co.	5.25	03/01/52	15,000	12,888
Pacific Gas & Electric Co.	6.70	04/01/53	20,000	20,637
Pacific Gas & Electric Co.	6.75	01/15/53	20,000	20,726
Sempra	3.80	02/01/38	15,000	12,181
Sempra	4.00	02/01/48	10,000	7,403
Sempra	6.00	10/15/39	10,000	10,065
Sempra	6.55	04/01/55	5,000	4,893
Southern Co.	4.40	07/01/46	30,000	24,763
Southern Co.	4.85	03/15/35	15,000	14,270
Southern Power Co.	5.15	09/15/41	5,000	4,681
Southwestern Electric Power Co.	3.25	11/01/51	10,000	6,364
Xcel Energy, Inc.	3.50	12/01/49	5,000	3,416
				597,225
ELECTRONICS – 0.1%
Amphenol Corp.	5.38	11/15/54	5,000	4,754
Fortive Corp.	4.30	06/15/46	5,000	4,048
				8,802
ENTERTAINMENT – 1.2%
Warnermedia Holdings, Inc.	5.05	03/15/42	60,000	48,325
Warnermedia Holdings, Inc.	5.14	03/15/52	100,000	74,641
Warnermedia Holdings, Inc.	5.39	03/15/62	35,000	25,845
				148,811
ENVIRONMENTAL CONTROL – 0.1%
Waste Connections, Inc.	2.95	01/15/52	10,000	6,269
Waste Connections, Inc.	3.05	04/01/50	10,000	6,533
				12,802
FOOD – 3.8%
Conagra Brands, Inc.	5.30	11/01/38	15,000	14,117
Conagra Brands, Inc.	5.40	11/01/48	10,000	9,065
General Mills, Inc.	3.00	02/01/51	10,000	6,320
J M Smucker Co.	4.25	03/15/35	10,000	9,066
J M Smucker Co.	4.38	03/15/45	10,000	8,181
J M Smucker Co.	6.50	11/15/43	10,000	10,615
J M Smucker Co.	6.50	11/15/53	10,000	10,667
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	4.38	02/02/52	15,000	11,315
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	6.50	12/01/52	30,000	30,613
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	7.25	11/15/53	10,000	11,138
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group(1)	6.38	02/25/55	10,000	10,084

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 3.8% (Continued)
Kellanova	4.50	04/01/46	$10,000	$8,441
Kraft Heinz Foods Co.	4.38	06/01/46	20,000	16,278
Kraft Heinz Foods Co.	4.88	10/01/49	20,000	17,227
Kraft Heinz Foods Co.	5.00	07/15/35	5,000	4,871
Kraft Heinz Foods Co.	5.00	06/04/42	25,000	22,575
Kraft Heinz Foods Co.	5.20	07/15/45	25,000	22,809
Kraft Heinz Foods Co.	5.50	06/01/50	5,000	4,698
Kraft Heinz Foods Co.	6.50	02/09/40	5,000	5,318
Kraft Heinz Foods Co.	6.88	01/26/39	25,000	27,636
Kroger Co.	3.95	01/15/50	20,000	15,062
Kroger Co.	4.45	02/01/47	15,000	12,365
Kroger Co.	4.65	01/15/48	10,000	8,425
Kroger Co.	5.50	09/15/54	30,000	28,189
Kroger Co.	5.65	09/15/64	20,000	18,761
Mondelez International, Inc.	2.63	09/04/50	15,000	8,778
Sysco Corp.	3.15	12/14/51	15,000	9,631
Sysco Corp.	3.30	02/15/50	15,000	10,043
Sysco Corp.	4.45	03/15/48	5,000	4,109
Sysco Corp.	4.50	04/01/46	10,000	8,318
Sysco Corp.	4.85	10/01/45	5,000	4,384
Sysco Corp.	6.60	04/01/50	10,000	10,882
The Campbell’s Co.	3.13	04/24/50	10,000	6,434
The Campbell’s Co.	4.75	03/23/35	15,000	14,165
The Campbell’s Co.	4.80	03/15/48	5,000	4,306
Tyson Foods, Inc.	4.55	06/02/47	5,000	4,123
Tyson Foods, Inc.	5.10	09/28/48	20,000	17,771
Tyson Foods, Inc.	5.15	08/15/44	10,000	9,056
				455,836
FOREST PRODUCTS & PAPER – 0.3%
International Paper Co.	4.35	08/15/48	15,000	12,105
International Paper Co.	4.80	06/15/44	10,000	8,789
International Paper Co.	6.00	11/15/41	10,000	10,176
				31,070
GAS – 0.6%
NiSource, Inc.	4.38	05/15/47	20,000	16,369
NiSource, Inc.	4.80	02/15/44	10,000	8,830
NiSource, Inc.	5.25	02/15/43	10,000	9,360
NiSource, Inc.	5.65	02/01/45	10,000	9,819
NiSource, Inc.	6.38	03/31/55	5,000	4,976
Southern Co. Gas Capital Corp.	3.95	10/01/46	5,000	3,872
Southern Co. Gas Capital Corp.	4.40	06/01/43	10,000	8,386
Southern Co. Gas Capital Corp.	5.88	03/15/41	10,000	10,065
				71,677
HAND/MACHINE TOOLS – 0.1%
Stanley Black & Decker, Inc.	2.75	11/15/50	10,000	5,741
Stanley Black & Decker, Inc.	4.85	11/15/48	5,000	4,260
				10,001

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-PRODUCTS – 0.7%
Baxter International, Inc.	3.13	12/01/51	$10,000	$6,271
Boston Scientific Corp.	4.70	03/01/49	10,000	8,851
GE HealthCare Technologies, Inc.	6.38	11/22/52	15,000	16,128
Koninklijke Philips NV	5.00	03/15/42	5,000	4,525
Koninklijke Philips NV	6.88	03/11/38	10,000	10,938
Solventum Corp.	5.90	04/30/54	15,000	14,640
STERIS Irish FinCo UnLtd. Co.	3.75	03/15/51	10,000	7,066
Stryker Corp.	2.90	06/15/50	5,000	3,230
Stryker Corp.	4.63	03/15/46	15,000	13,090
				84,739
HEALTHCARE-SERVICES – 4.4%
Aetna, Inc.	4.50	05/15/42	10,000	8,144
Aetna, Inc.	6.63	06/15/36	10,000	10,500
Aetna, Inc.	6.75	12/15/37	10,000	10,563
Cigna Group	3.20	03/15/40	15,000	11,039
Cigna Group	3.40	03/15/50	10,000	6,640
Cigna Group	3.40	03/15/51	20,000	13,183
Cigna Group	3.88	10/15/47	5,000	3,677
Cigna Group	4.80	08/15/38	25,000	22,751
Cigna Group	4.80	07/15/46	15,000	12,800
Cigna Group	4.90	12/15/48	40,000	34,307
Cigna Group	5.60	02/15/54	35,000	32,837
Elevance Health, Inc.	3.60	03/15/51	10,000	6,952
Elevance Health, Inc.	3.70	09/15/49	20,000	14,234
Elevance Health, Inc.	4.38	12/01/47	20,000	16,158
Elevance Health, Inc.	4.55	05/15/52	10,000	8,102
Elevance Health, Inc.	4.63	05/15/42	5,000	4,350
Elevance Health, Inc.	4.65	01/15/43	15,000	13,061
Elevance Health, Inc.	4.65	08/15/44	25,000	21,552
Elevance Health, Inc.	5.10	01/15/44	10,000	9,144
Elevance Health, Inc.	5.13	02/15/53	20,000	17,743
Elevance Health, Inc.	5.20	02/15/35	15,000	14,706
Elevance Health, Inc.	5.65	06/15/54	5,000	4,779
Elevance Health, Inc.	5.70	02/15/55	20,000	19,258
Elevance Health, Inc.	5.85	11/01/64	20,000	19,294
Elevance Health, Inc.	6.10	10/15/52	5,000	5,068
HCA, Inc.	3.50	07/15/51	20,000	13,125
HCA, Inc.	4.63	03/15/52	25,000	19,772
HCA, Inc.	5.13	06/15/39	15,000	13,772
HCA, Inc.	5.25	06/15/49	25,000	21,858
HCA, Inc.	5.50	06/15/47	20,000	18,324
HCA, Inc.	5.90	06/01/53	15,000	14,300
HCA, Inc.	5.95	09/15/54	15,000	14,357
HCA, Inc.	6.00	04/01/54	20,000	19,275
HCA, Inc.	6.10	04/01/64	10,000	9,565
Humana, Inc.	3.95	08/15/49	5,000	3,645
Humana, Inc.	4.95	10/01/44	10,000	8,578
Humana, Inc.	5.50	03/15/53	15,000	13,515

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 4.4% (Continued)
Humana, Inc.	5.75	04/15/54	$10,000	$9,349
Laboratory Corp. of America Holdings	4.70	02/01/45	10,000	8,630
Mount Sinai Hospital	3.74	07/01/49	5,000	3,286
				532,193
HOME BUILDERS – 0.0%
MDC Holdings, Inc.	6.00	01/15/43	5,000	4,955

HOME FURNISHINGS – 0.1%
Leggett & Platt, Inc.	3.50	11/15/51	10,000	6,177
Whirlpool Corp.	4.50	06/01/46	10,000	7,673
Whirlpool Corp.	4.60	05/15/50	5,000	3,758
				17,608
HOUSEHOLD PRODUCTS/WARES – 0.0%
Church & Dwight Co., Inc.	5.00	06/15/52	5,000	4,530

INSURANCE – 3.6%
Allstate Corp.	4.20	12/15/46	20,000	15,979
Allstate Corp.	5.55	05/09/35	10,000	10,117
Allstate Corp.	6.50	05/15/57	5,000	5,018
American Financial Group, Inc./OH	4.50	06/15/47	5,000	4,142
American International Group, Inc.	4.38	06/30/50	15,000	12,361
American International Group, Inc.	4.50	07/16/44	15,000	12,930
American International Group, Inc.	4.75	04/01/48	10,000	8,787
Aon Corp./Aon Global Holdings PLC	2.90	08/23/51	5,000	3,039
Aon Corp./Aon Global Holdings PLC	3.90	02/28/52	10,000	7,381
Aon Global Ltd.	4.60	06/14/44	15,000	12,861
Aon Global Ltd.	4.75	05/15/45	10,000	8,654
Aon North America, Inc.	5.75	03/01/54	25,000	24,566
Arch Capital Group Ltd.	3.64	06/30/50	15,000	10,650
Arthur J Gallagher & Co.	3.50	05/20/51	10,000	6,892
Arthur J Gallagher & Co.	5.15	02/15/35	20,000	19,461
Arthur J Gallagher & Co.	5.55	02/15/55	20,000	19,128
Arthur J Gallagher & Co.	5.75	03/02/53	5,000	4,870
Arthur J Gallagher & Co.	5.75	07/15/54	15,000	14,714
Arthur J Gallagher & Co.	6.75	02/15/54	5,000	5,510
Athene Holding Ltd.	3.45	05/15/52	15,000	9,652
Athene Holding Ltd.	6.25	04/01/54	15,000	15,077
Brighthouse Financial, Inc.	4.70	06/22/47	10,000	7,940
Brown & Brown, Inc.	4.95	03/17/52	5,000	4,236
Corebridge Financial, Inc.	4.40	04/05/52	15,000	12,032
Equitable Holdings, Inc.	5.00	04/20/48	20,000	17,911
Everest Reinsurance Holdings, Inc.	3.13	10/15/52	15,000	9,176
Everest Reinsurance Holdings, Inc.	3.50	10/15/50	10,000	6,729
Fairfax Financial Holdings Ltd.(1)	6.10	03/15/55	10,000	9,850
Fairfax Financial Holdings Ltd.	6.35	03/22/54	10,000	10,230
Hartford Financial Services Group, Inc.	2.90	09/15/51	20,000	12,447
Hartford Financial Services Group, Inc.	3.60	08/19/49	10,000	7,265
Lincoln National Corp.	7.00	06/15/40	10,000	10,947

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 3.6% (Continued)
Markel Group, Inc.	3.45	05/07/52	$5,000	$3,303
Markel Group, Inc.	4.15	09/17/50	10,000	7,548
Markel Group, Inc.	5.00	04/05/46	5,000	4,364
Markel Group, Inc.	5.00	05/20/49	15,000	12,995
Markel Group, Inc.	6.00	05/16/54	5,000	4,963
MetLife, Inc.	6.40	12/15/36	20,000	20,416
MetLife, Inc.	10.75	08/01/39	5,000	6,649
Old Republic International Corp.	3.85	06/11/51	10,000	7,041
Unum Group	4.13	06/15/51	5,000	3,734
Unum Group	5.75	08/15/42	5,000	4,891
Willis North America, Inc.	3.88	09/15/49	10,000	7,313
Willis North America, Inc.	5.90	03/05/54	10,000	9,839
				433,608
INTERNET – 0.4%
eBay, Inc.	3.65	05/10/51	15,000	10,691
eBay, Inc.	4.00	07/15/42	10,000	8,051
Netflix, Inc.	5.40	08/15/54	10,000	9,780
Uber Technologies, Inc.	5.35	09/15/54	15,000	13,907
				42,429
IRON/STEEL – 0.5%
ArcelorMittal SA	6.35	06/17/54	5,000	4,973
ArcelorMittal SA	7.00	10/15/39	15,000	16,071
Vale Overseas Ltd.	6.40	06/28/54	10,000	9,920
Vale Overseas Ltd.	6.88	11/21/36	15,000	16,030
Vale Overseas Ltd.	6.88	11/10/39	13,000	13,854
				60,848
LODGING – 0.1%
Marriott International, Inc./MD	5.35	03/15/35	15,000	14,795

MACHINERY-DIVERSIFIED – 0.2%
Ingersoll Rand, Inc.	5.70	06/15/54	10,000	9,824
Otis Worldwide Corp.	3.11	02/15/40	5,000	3,756
Otis Worldwide Corp.	3.36	02/15/50	15,000	10,283
				23,863
MEDIA – 4.8%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	06/01/41	15,000	10,380
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	03/01/42	30,000	20,472
Charter Communications Operating LLC/Charter Communications Operating Capital	3.70	04/01/51	20,000	12,584
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	04/01/61	25,000	15,085
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	06/01/52	25,000	16,065
Charter Communications Operating LLC/Charter Communications Operating Capital	3.95	06/30/62	15,000	9,170

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 4.8% (Continued)
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12/01/61	$15,000	$10,011
Charter Communications Operating LLC/Charter Communications Operating Capital	4.80	03/01/50	40,000	30,050
Charter Communications Operating LLC/Charter Communications Operating Capital	5.13	07/01/49	10,000	7,910
Charter Communications Operating LLC/Charter Communications Operating Capital	5.25	04/01/53	20,000	16,106
Charter Communications Operating LLC/Charter Communications Operating Capital	5.38	04/01/38	10,000	8,942
Charter Communications Operating LLC/Charter Communications Operating Capital	5.38	05/01/47	25,000	20,538
Charter Communications Operating LLC/Charter Communications Operating Capital	5.50	04/01/63	15,000	12,005
Charter Communications Operating LLC/Charter Communications Operating Capital	5.75	04/01/48	45,000	38,762
Charter Communications Operating LLC/Charter Communications Operating Capital	6.38	10/23/35	30,000	30,064
Charter Communications Operating LLC/Charter Communications Operating Capital	6.48	10/23/45	50,000	47,556
Charter Communications Operating LLC/Charter Communications Operating Capital	6.83	10/23/55	10,000	9,841
Discovery Communications LLC	4.00	09/15/55	10,000	6,328
Discovery Communications LLC	6.35	06/01/40	20,000	18,535
Fox Corp.	5.48	01/25/39	15,000	14,297
Fox Corp.	5.58	01/25/49	20,000	18,600
Grupo Televisa SAB	5.00	05/13/45	15,000	10,811
Grupo Televisa SAB	5.25	05/24/49	10,000	7,290
Grupo Televisa SAB	6.13	01/31/46	10,000	8,308
Grupo Televisa SAB	6.63	01/15/40	5,000	4,528
Paramount Global	4.38	03/15/43	15,000	11,134
Paramount Global	4.60	01/15/45	10,000	7,476
Paramount Global	4.90	08/15/44	10,000	7,719
Paramount Global	4.95	05/19/50	15,000	11,515
Paramount Global	5.85	09/01/43	20,000	17,589
Paramount Global	6.88	04/30/36	15,000	15,379
Thomson Reuters Corp.	5.85	04/15/40	5,000	5,077
Time Warner Cable LLC	4.50	09/15/42	20,000	15,265
Time Warner Cable LLC	5.50	09/01/41	20,000	17,306
Time Warner Cable LLC	5.88	11/15/40	10,000	9,076
Time Warner Cable LLC	6.55	05/01/37	20,000	19,634
Time Warner Cable LLC	6.75	06/15/39	15,000	14,949
Time Warner Cable LLC	7.30	07/01/38	25,000	26,003
				582,360
MINING – 1.3%
Barrick North America Finance LLC	5.70	05/30/41	15,000	14,748
Barrick North America Finance LLC	5.75	05/01/43	10,000	9,904
Barrick PD Australia Finance Pty Ltd.	5.95	10/15/39	10,000	10,143
Freeport-McMoRan, Inc.	5.45	03/15/43	20,000	18,598

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINING – 1.3% (Continued)
Newmont Corp.	4.88	03/15/42	$15,000	$13,682
Newmont Corp.	5.88	04/01/35	10,000	10,331
Newmont Corp.	6.25	10/01/39	10,000	10,532
Southern Copper Corp.	5.25	11/08/42	20,000	18,172
Southern Copper Corp.	5.88	04/23/45	20,000	19,429
Southern Copper Corp.	6.75	04/16/40	15,000	16,019
Southern Copper Corp.	7.50	07/27/35	10,000	11,332
				152,890
MISCELLANEOUS MANUFACTURER – 0.2%
Parker-Hannifin Corp.	4.00	06/14/49	5,000	3,922
Parker-Hannifin Corp.	4.10	03/01/47	10,000	8,107
Parker-Hannifin Corp.	4.45	11/21/44	10,000	8,600
				20,629
OIL & GAS – 3.9%
APA Corp.(1)	5.10	09/01/40	10,000	8,707
APA Corp.(1)	6.75	02/15/55	5,000	4,964
Canadian Natural Resources Ltd.	4.95	06/01/47	10,000	8,520
Canadian Natural Resources Ltd.	6.25	03/15/38	15,000	15,364
Cenovus Energy, Inc.	3.75	02/15/52	10,000	6,871
Cenovus Energy, Inc.	5.40	06/15/47	5,000	4,475
Cenovus Energy, Inc.	6.75	11/15/39	10,000	10,832
Continental Resources, Inc.	4.90	06/01/44	10,000	8,131
Coterra Energy, Inc.	5.40	02/15/35	10,000	9,736
Coterra Energy, Inc.	5.90	02/15/55	10,000	9,452
Devon Energy Corp.	4.75	05/15/42	10,000	8,312
Devon Energy Corp.	5.00	06/15/45	5,000	4,190
Devon Energy Corp.	5.60	07/15/41	20,000	18,408
Devon Energy Corp.	5.75	09/15/54	15,000	13,573
Diamondback Energy, Inc.	4.25	03/15/52	10,000	7,536
Diamondback Energy, Inc.	4.40	03/24/51	10,000	7,779
Diamondback Energy, Inc.	5.75	04/18/54	20,000	18,831
Diamondback Energy, Inc.	5.90	04/18/64	15,000	14,127
Diamondback Energy, Inc.	6.25	03/15/53	5,000	5,022
Hess Corp.	5.60	02/15/41	15,000	14,791
Hess Corp.	5.80	04/01/47	10,000	10,014
Hess Corp.	6.00	01/15/40	10,000	10,431
Marathon Petroleum Corp.	4.75	09/15/44	5,000	4,165
Marathon Petroleum Corp.	6.50	03/01/41	25,000	26,048
Occidental Petroleum Corp.	6.05	10/01/54	15,000	14,105
Occidental Petroleum Corp.	6.20	03/15/40	10,000	9,876
Occidental Petroleum Corp.	6.45	09/15/36	25,000	25,665
Occidental Petroleum Corp.	6.60	03/15/46	10,000	10,076
Phillips 66	3.30	03/15/52	15,000	9,617
Phillips 66	4.88	11/15/44	15,000	13,039
Phillips 66	5.88	05/01/42	20,000	19,998
Phillips 66 Co.	4.90	10/01/46	10,000	8,622
Phillips 66 Co.	4.95	03/15/35	10,000	9,491

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 3.9% (Continued)
Phillips 66 Co.	5.50	03/15/55	$10,000	$9,182
Phillips 66 Co.	5.65	06/15/54	5,000	4,716
Suncor Energy, Inc.	3.75	03/04/51	10,000	6,990
Suncor Energy, Inc.	4.00	11/15/47	10,000	7,415
Suncor Energy, Inc.	6.80	05/15/38	8,000	8,554
Suncor Energy, Inc.	6.85	06/01/39	10,000	10,793
Valero Energy Corp.	3.65	12/01/51	10,000	6,792
Valero Energy Corp.	4.00	06/01/52	10,000	7,207
Valero Energy Corp.	4.90	03/15/45	5,000	4,412
Valero Energy Corp.	6.63	06/15/37	20,000	21,208
Woodside Finance Ltd.	5.70	09/12/54	10,000	9,322
				467,359
OIL & GAS SERVICES – 0.7%
Halliburton Co.	4.50	11/15/41	5,000	4,295
Halliburton Co.	4.75	08/01/43	10,000	8,750
Halliburton Co.	4.85	11/15/35	20,000	18,959
Halliburton Co.	5.00	11/15/45	25,000	22,428
Halliburton Co.	7.45	09/15/39	20,000	23,319
NOV, Inc.	3.95	12/01/42	15,000	11,262
				89,013
PACKAGING & CONTAINERS – 0.2%
Packaging Corp. of America	3.05	10/01/51	10,000	6,362
Smurfit Kappa Treasury ULC(1)	5.78	04/03/54	10,000	9,901
Sonoco Products Co.	5.75	11/01/40	5,000	4,951
				21,214
PHARMACEUTICALS – 4.1%
Becton Dickinson & Co.	3.79	05/20/50	10,000	7,429
Becton Dickinson & Co.	4.67	06/06/47	20,000	17,283
Becton Dickinson & Co.	4.69	12/15/44	10,000	8,715
Cardinal Health, Inc.	4.37	06/15/47	10,000	8,075
Cardinal Health, Inc.	5.75	11/15/54	5,000	4,861
Cencora, Inc.	4.25	03/01/45	10,000	8,153
Cencora, Inc.	4.30	12/15/47	5,000	4,062
Cencora, Inc.	5.15	02/15/35	10,000	9,771
CVS Health Corp.	4.13	04/01/40	10,000	7,959
CVS Health Corp.	4.78	03/25/38	60,000	52,734
CVS Health Corp.	4.88	07/20/35	20,000	18,365
CVS Health Corp.	5.05	03/25/48	110,000	92,183
CVS Health Corp.	5.13	07/20/45	50,000	42,825
CVS Health Corp.	5.30	12/05/43	10,000	8,860
CVS Health Corp.	5.63	02/21/53	5,000	4,502
CVS Health Corp.	5.88	06/01/53	20,000	18,652
CVS Health Corp.	6.00	06/01/44	10,000	9,608
CVS Health Corp.	6.00	06/01/63	10,000	9,282
CVS Health Corp.	6.05	06/01/54	15,000	14,313
Mylan, Inc.	5.20	04/15/48	10,000	8,289
Mylan, Inc.	5.40	11/29/43	5,000	4,424

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 4.1% (Continued)
Takeda Pharmaceutical Co. Ltd.	3.03	07/09/40	$20,000	$14,665
Takeda Pharmaceutical Co. Ltd.	3.18	07/09/50	20,000	13,033
Takeda Pharmaceutical Co. Ltd.	3.38	07/09/60	20,000	12,613
Takeda Pharmaceutical Co. Ltd.	5.65	07/05/44	10,000	9,893
Takeda Pharmaceutical Co. Ltd.	5.80	07/05/64	10,000	9,675
Utah Acquisition Sub, Inc.	5.25	06/15/46	10,000	8,412
Viatris, Inc.	3.85	06/22/40	20,000	15,007
Viatris, Inc.	4.00	06/22/50	30,000	20,373
Zoetis, Inc.	3.00	05/15/50	10,000	6,478
Zoetis, Inc.	3.95	09/12/47	5,000	3,872
Zoetis, Inc.	4.70	02/01/43	15,000	13,422
				487,788
PIPELINES – 8.4%
Cheniere Corpus Christi Holdings LLC	2.74	12/31/39	5,000	3,990
Columbia Pipeline Group, Inc.	5.80	06/01/45	10,000	9,659
Eastern Energy Gas Holdings LLC	5.65	10/15/54	10,000	9,534
Eastern Energy Gas Holdings LLC	6.20	01/15/55	10,000	10,274
Enbridge Energy Partners LP	5.50	09/15/40	10,000	9,557
Enbridge Energy Partners LP	7.38	10/15/45	5,000	5,708
Enbridge, Inc.	3.40	08/01/51	15,000	10,007
Enbridge, Inc.	4.00	11/15/49	10,000	7,561
Enbridge, Inc.	4.50	06/10/44	5,000	4,118
Enbridge, Inc.	5.50	12/01/46	5,000	4,770
Enbridge, Inc.	5.95	04/05/54	10,000	9,865
Enbridge, Inc.	6.70	11/15/53	25,000	26,992
Energy Transfer LP	4.90	03/15/35	5,000	4,709
Energy Transfer LP	5.00	05/15/44	10,000	8,691
Energy Transfer LP	5.00	05/15/50	25,000	21,193
Energy Transfer LP	5.15	03/15/45	20,000	17,592
Energy Transfer LP	5.30	04/01/44	5,000	4,488
Energy Transfer LP	5.35	05/15/45	20,000	18,079
Energy Transfer LP	5.40	10/01/47	10,000	8,974
Energy Transfer LP	5.95	05/15/54	30,000	28,890
Energy Transfer LP	6.00	06/15/48	15,000	14,533
Energy Transfer LP	6.05	06/01/41	15,000	14,888
Energy Transfer LP	6.05	09/01/54	10,000	9,740
Energy Transfer LP	6.13	12/15/45	20,000	19,770
Energy Transfer LP	6.25	04/15/49	25,000	24,994
Energy Transfer LP	6.50	02/01/42	10,000	10,382
Energy Transfer LP	7.50	07/01/38	10,000	11,368
EnLink Midstream Partners LP	5.45	06/01/47	5,000	4,518
Kinder Morgan Energy Partners LP	5.00	08/15/42	10,000	8,781
Kinder Morgan Energy Partners LP	5.00	03/01/43	10,000	8,780
Kinder Morgan Energy Partners LP	5.40	09/01/44	10,000	9,162
Kinder Morgan Energy Partners LP	5.50	03/01/44	5,000	4,644
Kinder Morgan Energy Partners LP	5.80	03/15/35	5,000	5,036
Kinder Morgan Energy Partners LP	6.38	03/01/41	5,000	5,123
Kinder Morgan Energy Partners LP	6.50	09/01/39	10,000	10,489

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 8.4% (Continued)
Kinder Morgan Energy Partners LP	6.95	01/15/38	$15,000	$16,290
Kinder Morgan, Inc.	3.25	08/01/50	10,000	6,362
Kinder Morgan, Inc.	3.60	02/15/51	15,000	10,164
Kinder Morgan, Inc.	5.05	02/15/46	10,000	8,715
Kinder Morgan, Inc.	5.20	03/01/48	10,000	8,845
Kinder Morgan, Inc.	5.45	08/01/52	10,000	9,100
Kinder Morgan, Inc.	5.55	06/01/45	25,000	23,381
Kinder Morgan, Inc.	5.95	08/01/54	10,000	9,748
MPLX LP	4.50	04/15/38	25,000	21,815
MPLX LP	4.70	04/15/48	20,000	16,404
MPLX LP	4.90	04/15/58	10,000	8,089
MPLX LP	4.95	03/14/52	20,000	16,789
MPLX LP	5.20	03/01/47	10,000	8,928
MPLX LP	5.50	02/15/49	15,000	13,753
MPLX LP	5.65	03/01/53	10,000	9,315
ONEOK Partners LP	6.13	02/01/41	10,000	9,984
ONEOK Partners LP	6.65	10/01/36	10,000	10,611
ONEOK Partners LP	6.85	10/15/37	10,000	10,786
ONEOK, Inc.	3.95	03/01/50	10,000	7,221
ONEOK, Inc.	4.20	10/03/47	10,000	7,544
ONEOK, Inc.	4.25	09/15/46	10,000	7,675
ONEOK, Inc.	4.45	09/01/49	10,000	7,780
ONEOK, Inc.	4.85	02/01/49	5,000	4,106
ONEOK, Inc.	5.15	10/15/43	5,000	4,455
ONEOK, Inc.	5.20	07/15/48	10,000	8,817
ONEOK, Inc.	5.70	11/01/54	20,000	18,700
ONEOK, Inc.	5.85	11/01/64	10,000	9,383
ONEOK, Inc.	6.63	09/01/53	25,000	26,168
Plains All American Pipeline LP	5.95	06/15/35	15,000	15,184
Plains All American Pipeline LP/PAA Finance Corp.	4.70	06/15/44	5,000	4,163
Plains All American Pipeline LP/PAA Finance Corp.	4.90	02/15/45	5,000	4,259
Plains All American Pipeline LP/PAA Finance Corp.	6.65	01/15/37	15,000	15,844
South Bow USA Infrastructure Holdings LLC(1)	6.18	10/01/54	10,000	9,529
Spectra Energy Partners LP	4.50	03/15/45	5,000	4,099
Targa Resources Corp.	4.95	04/15/52	10,000	8,445
Targa Resources Corp.	5.50	02/15/35	20,000	19,739
Targa Resources Corp.	6.25	07/01/52	10,000	10,010
Targa Resources Corp.	6.50	02/15/53	5,000	5,229
TransCanada PipeLines Ltd.	4.75	05/15/38	10,000	8,992
TransCanada PipeLines Ltd.	4.88	05/15/48	5,000	4,402
TransCanada PipeLines Ltd.	5.10	03/15/49	20,000	18,153
TransCanada PipeLines Ltd.	6.20	10/15/37	15,000	15,484
TransCanada PipeLines Ltd.	7.25	08/15/38	10,000	11,229
TransCanada PipeLines Ltd.	7.63	01/15/39	15,000	17,362
Transcontinental Gas Pipe Line Co. LLC	4.60	03/15/48	15,000	12,518
Western Midstream Operating LP	5.25	02/01/50	15,000	12,916
Western Midstream Operating LP	5.30	03/01/48	10,000	8,553
Western Midstream Operating LP	5.45	04/01/44	5,000	4,453

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 8.4% (Continued)
Williams Cos, Inc.	3.50	10/15/51	$5,000	$3,399
Williams Cos, Inc.	4.85	03/01/48	15,000	12,824
Williams Cos, Inc.	4.90	01/15/45	5,000	4,374
Williams Cos, Inc.	5.10	09/15/45	10,000	8,963
Williams Cos, Inc.	5.30	08/15/52	20,000	18,257
Williams Cos, Inc.	5.40	03/04/44	5,000	4,702
Williams Cos, Inc.	5.60	03/15/35	10,000	10,049
Williams Cos, Inc.	5.75	06/24/44	5,000	4,856
Williams Cos, Inc.	5.80	11/15/54	10,000	9,731
Williams Cos, Inc.	6.00	03/15/55	5,000	5,007
Williams Cos, Inc.	6.30	04/15/40	15,000	15,584
				1,016,096
REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.4%
Alexandria Real Estate Equities, Inc.	3.00	05/18/51	15,000	9,185
Alexandria Real Estate Equities, Inc.	3.55	03/15/52	10,000	6,830
Alexandria Real Estate Equities, Inc.	4.00	02/01/50	10,000	7,493
Alexandria Real Estate Equities, Inc.	4.75	04/15/35	15,000	14,088
Alexandria Real Estate Equities, Inc.	5.15	04/15/53	5,000	4,453
Alexandria Real Estate Equities, Inc.	5.63	05/15/54	5,000	4,771
American Homes 4 Rent LP	5.25	03/15/35	5,000	4,856
American Tower Corp.	2.95	01/15/51	15,000	9,342
American Tower Corp.	3.10	06/15/50	10,000	6,415
American Tower Corp.	3.70	10/15/49	10,000	7,233
Crown Castle, Inc.	2.90	04/01/41	15,000	10,551
Crown Castle, Inc.	3.25	01/15/51	15,000	9,777
Crown Castle, Inc.	4.15	07/01/50	5,000	3,846
Equinix, Inc.	2.95	09/15/51	15,000	9,189
Equinix, Inc.	3.00	07/15/50	5,000	3,132
Federal Realty OP LP	4.50	12/01/44	5,000	4,196
Host Hotels & Resorts LP	5.50	04/15/35	10,000	9,743
Invitation Homes Operating Partnership LP	4.88	02/01/35	5,000	4,736
Kimco Realty OP LLC	4.25	04/01/45	5,000	4,055
Kimco Realty OP LLC	4.85	03/01/35	10,000	9,507
VICI Properties LP	5.63	05/15/52	15,000	13,876
VICI Properties LP	6.13	04/01/54	5,000	4,956
Welltower OP LLC	4.95	09/01/48	5,000	4,511
				166,741
RETAIL – 2.8%
Dick’s Sporting Goods, Inc.	4.10	01/15/52	10,000	7,290
Dollar General Corp.	4.13	04/03/50	5,000	3,691
Lowe’s Cos, Inc.	2.80	09/15/41	15,000	10,353
Lowe’s Cos, Inc.	3.00	10/15/50	20,000	12,447
Lowe’s Cos, Inc.	3.50	04/01/51	10,000	6,848
Lowe’s Cos, Inc.	3.70	04/15/46	10,000	7,456
Lowe’s Cos, Inc.	4.05	05/03/47	25,000	19,523
Lowe’s Cos, Inc.	4.25	04/01/52	25,000	19,564
Lowe’s Cos, Inc.	4.45	04/01/62	20,000	15,558

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 2.8% (Continued)
Lowe’s Cos, Inc.	4.55	04/05/49	$5,000	$4,154
Lowe’s Cos, Inc.	4.65	04/15/42	5,000	4,390
Lowe’s Cos, Inc.	5.63	04/15/53	15,000	14,430
Lowe’s Cos, Inc.	5.75	07/01/53	10,000	9,787
Lowe’s Cos, Inc.	5.80	09/15/62	15,000	14,579
Lowe’s Cos, Inc.	5.85	04/01/63	5,000	4,897
McDonald’s Corp.	3.63	05/01/43	5,000	3,847
McDonald’s Corp.	3.63	09/01/49	20,000	14,528
McDonald’s Corp.	3.70	02/15/42	5,000	3,931
McDonald’s Corp.	4.20	04/01/50	10,000	7,943
McDonald’s Corp.	4.45	03/01/47	15,000	12,649
McDonald’s Corp.	4.45	09/01/48	10,000	8,374
McDonald’s Corp.	4.60	05/26/45	5,000	4,352
McDonald’s Corp.	4.70	12/09/35	10,000	9,579
McDonald’s Corp.	4.88	12/09/45	25,000	22,507
McDonald’s Corp.	5.15	09/09/52	10,000	9,176
McDonald’s Corp.	5.45	08/14/53	10,000	9,568
McDonald’s Corp.	6.30	10/15/37	15,000	16,228
McDonald’s Corp.	6.30	03/01/38	10,000	10,812
Starbucks Corp.	3.35	03/12/50	5,000	3,361
Starbucks Corp.	3.50	11/15/50	20,000	13,969
Starbucks Corp.	3.75	12/01/47	10,000	7,379
Starbucks Corp.	4.45	08/15/49	15,000	12,347
Starbucks Corp.	4.50	11/15/48	10,000	8,360
				333,877
SEMICONDUCTORS – 3.4%
Broadcom, Inc.(1)	3.14	11/15/35	45,000	36,628
Broadcom, Inc.(1)	3.19	11/15/36	35,000	28,071
Broadcom, Inc.(1)	3.50	02/15/41	35,000	27,079
Broadcom, Inc.(1)	3.75	02/15/51	25,000	18,362
Broadcom, Inc.(1)	4.93	05/15/37	35,000	33,100
Intel Corp.	3.05	08/12/51	10,000	5,716
Intel Corp.	3.10	02/15/60	30,000	16,011
Intel Corp.	3.25	11/15/49	30,000	18,172
Intel Corp.	3.73	12/08/47	20,000	13,420
Intel Corp.	4.10	05/19/46	10,000	7,215
Intel Corp.	4.10	05/11/47	20,000	14,230
Intel Corp.	4.60	03/25/40	10,000	8,354
Intel Corp.	4.75	03/25/50	30,000	23,391
Intel Corp.	4.90	07/29/45	20,000	16,355
Intel Corp.	4.90	08/05/52	25,000	19,778
Intel Corp.	4.95	03/25/60	10,000	7,870
Intel Corp.	5.05	08/05/62	10,000	7,854
Intel Corp.	5.60	02/21/54	20,000	17,596
Intel Corp.	5.63	02/10/43	40,000	36,833
Intel Corp.	5.70	02/10/53	25,000	22,284
Intel Corp.	5.90	02/10/63	10,000	9,005
Micron Technology, Inc.	3.37	11/01/41	5,000	3,648

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 3.4% (Continued)
Micron Technology, Inc.	3.48	11/01/51	$10,000	$6,714
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.25	05/11/41	15,000	10,955
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.25	11/30/51	5,000	3,247
				411,888
SOFTWARE – 4.4%
AppLovin Corp.	5.95	12/01/54	10,000	9,808
Electronic Arts, Inc.	2.95	02/15/51	10,000	6,187
Fidelity National Information Services, Inc.	3.10	03/01/41	10,000	7,268
Fiserv, Inc.	4.40	07/01/49	25,000	20,330
Oracle Corp.	3.60	04/01/40	40,000	31,262
Oracle Corp.	3.60	04/01/50	55,000	38,171
Oracle Corp.	3.65	03/25/41	30,000	23,196
Oracle Corp.	3.80	11/15/37	20,000	16,660
Oracle Corp.	3.85	07/15/36	10,000	8,533
Oracle Corp.	3.85	04/01/60	35,000	23,938
Oracle Corp.	3.90	05/15/35	20,000	17,522
Oracle Corp.	3.95	03/25/51	45,000	33,127
Oracle Corp.	4.00	07/15/46	35,000	26,835
Oracle Corp.	4.00	11/15/47	30,000	22,853
Oracle Corp.	4.10	03/25/61	25,000	17,847
Oracle Corp.	4.13	05/15/45	25,000	19,749
Oracle Corp.	4.38	05/15/55	20,000	15,528
Oracle Corp.	4.50	07/08/44	10,000	8,381
Oracle Corp.	5.38	07/15/40	30,000	28,659
Oracle Corp.	5.38	09/27/54	25,000	22,852
Oracle Corp.	5.50	09/27/64	20,000	18,105
Oracle Corp.	5.55	02/06/53	35,000	32,852
Oracle Corp.	6.13	07/08/39	15,000	15,507
Oracle Corp.	6.50	04/15/38	25,000	26,674
Oracle Corp.	6.90	11/09/52	35,000	38,863
				530,707
TELECOMMUNICATIONS – 13.5%
AT&T, Inc.	3.10	02/01/43	10,000	7,197
AT&T, Inc.	3.50	06/01/41	40,000	30,725
AT&T, Inc.	3.50	09/15/53	85,000	57,474
AT&T, Inc.	3.55	09/15/55	100,000	67,155
AT&T, Inc.	3.65	06/01/51	35,000	24,643
AT&T, Inc.	3.65	09/15/59	70,000	46,641
AT&T, Inc.	3.80	12/01/57	85,000	58,988
AT&T, Inc.	3.85	06/01/60	30,000	20,828
AT&T, Inc.	4.30	12/15/42	15,000	12,534
AT&T, Inc.	4.35	06/15/45	30,000	24,670
AT&T, Inc.	4.50	05/15/35	25,000	23,184
AT&T, Inc.	4.50	03/09/48	40,000	33,001
AT&T, Inc.	4.55	03/09/49	5,000	4,151
AT&T, Inc.	4.75	05/15/46	25,000	21,735
AT&T, Inc.	4.85	03/01/39	10,000	9,260

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 13.5% (Continued)
AT&T, Inc.	4.90	08/15/37	$5,000	$4,712
AT&T, Inc.	5.15	11/15/46	20,000	18,372
AT&T, Inc.	5.15	02/15/50	10,000	8,986
AT&T, Inc.	5.25	03/01/37	15,000	14,678
AT&T, Inc.	5.35	09/01/40	10,000	9,629
AT&T, Inc.	5.45	03/01/47	25,000	23,601
AT&T, Inc.	5.55	08/15/41	5,000	4,872
AT&T, Inc.	6.30	01/15/38	10,000	10,682
Bell Telephone Co. of Canada/Bell Canada	3.65	03/17/51	10,000	6,903
Bell Telephone Co. of Canada/Bell Canada	3.65	08/15/52	15,000	10,266
Bell Telephone Co. of Canada/Bell Canada	4.30	07/29/49	5,000	3,902
Bell Telephone Co. of Canada/Bell Canada	4.46	04/01/48	10,000	8,041
Bell Telephone Co. of Canada/Bell Canada	5.55	02/15/54	15,000	13,960
Corning, Inc.	5.35	11/15/48	25,000	23,256
Corning, Inc.	5.45	11/15/79	15,000	13,732
Nokia OYJ	6.63	05/15/39	5,000	5,094
Orange SA	5.38	01/13/42	15,000	14,281
Orange SA	5.50	02/06/44	10,000	9,703
Rogers Communications, Inc.	3.70	11/15/49	15,000	10,396
Rogers Communications, Inc.	4.30	02/15/48	10,000	7,744
Rogers Communications, Inc.	4.35	05/01/49	20,000	15,503
Rogers Communications, Inc.	4.50	03/15/42	10,000	8,393
Rogers Communications, Inc.	4.50	03/15/43	5,000	4,149
Rogers Communications, Inc.	4.55	03/15/52	30,000	23,728
Rogers Communications, Inc.	5.00	03/15/44	10,000	8,785
Rogers Communications, Inc.	5.45	10/01/43	5,000	4,671
Telefonica Emisiones SA	4.67	03/06/38	15,000	13,364
Telefonica Emisiones SA	4.90	03/06/48	20,000	16,858
Telefonica Emisiones SA	5.21	03/08/47	20,000	17,761
Telefonica Emisiones SA	5.52	03/01/49	20,000	18,344
Telefonica Emisiones SA	7.05	06/20/36	25,000	27,480
TELUS Corp.	4.30	06/15/49	5,000	3,857
TELUS Corp.	4.60	11/16/48	10,000	8,146
T-Mobile USA, Inc.	3.00	02/15/41	40,000	28,617
T-Mobile USA, Inc.	3.30	02/15/51	35,000	23,155
T-Mobile USA, Inc.	3.40	10/15/52	40,000	26,643
T-Mobile USA, Inc.	3.60	11/15/60	25,000	16,515
T-Mobile USA, Inc.	4.38	04/15/40	20,000	17,350
T-Mobile USA, Inc.	4.50	04/15/50	25,000	20,530
T-Mobile USA, Inc.	5.25	06/15/55	15,000	13,656
T-Mobile USA, Inc.	5.50	01/15/55	25,000	23,682
T-Mobile USA, Inc.	5.65	01/15/53	25,000	24,184
T-Mobile USA, Inc.	5.75	01/15/54	10,000	9,772
T-Mobile USA, Inc.	5.80	09/15/62	5,000	4,874
T-Mobile USA, Inc.	6.00	06/15/54	20,000	20,253
Verizon Communications, Inc.	2.65	11/20/40	40,000	27,485
Verizon Communications, Inc.	2.85	09/03/41	15,000	10,431
Verizon Communications, Inc.	2.88	11/20/50	40,000	24,480

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 13.5% (Continued)
Verizon Communications, Inc.	2.99	10/30/56	$45,000	$26,721
Verizon Communications, Inc.	3.00	11/20/60	20,000	11,604
Verizon Communications, Inc.	3.40	03/22/41	50,000	38,022
Verizon Communications, Inc.	3.55	03/22/51	60,000	42,257
Verizon Communications, Inc.	3.70	03/22/61	40,000	27,136
Verizon Communications, Inc.	3.85	11/01/42	10,000	7,899
Verizon Communications, Inc.	3.88	03/01/52	10,000	7,395
Verizon Communications, Inc.	4.00	03/22/50	20,000	15,198
Verizon Communications, Inc.	4.13	08/15/46	15,000	11,921
Verizon Communications, Inc.	4.27	01/15/36	15,000	13,533
Verizon Communications, Inc.	4.52	09/15/48	20,000	16,748
Verizon Communications, Inc.	4.67	03/15/55	10,000	8,357
Verizon Communications, Inc.(1)	4.78	02/15/35	25,000	23,869
Verizon Communications, Inc.	4.81	03/15/39	10,000	9,202
Verizon Communications, Inc.	4.86	08/21/46	35,000	31,215
Verizon Communications, Inc.	5.01	04/15/49	10,000	9,199
Verizon Communications, Inc.	5.01	08/21/54	15,000	13,227
Verizon Communications, Inc.	5.25	03/16/37	5,000	4,908
Verizon Communications, Inc.	5.50	02/23/54	20,000	19,179
Verizon Communications, Inc.	6.55	09/15/43	15,000	16,405
Vodafone Group PLC	4.25	09/17/50	20,000	15,439
Vodafone Group PLC	4.38	02/19/43	10,000	8,536
Vodafone Group PLC	4.88	06/19/49	20,000	17,092
Vodafone Group PLC	5.00	05/30/38	5,000	4,767
Vodafone Group PLC	5.25	05/30/48	15,000	13,859
Vodafone Group PLC	5.63	02/10/53	10,000	9,417
Vodafone Group PLC	5.75	06/28/54	40,000	38,332
Vodafone Group PLC	5.75	02/10/63	5,000	4,704
Vodafone Group PLC	5.88	06/28/64	20,000	19,179
Vodafone Group PLC	6.15	02/27/37	15,000	15,767
				1,628,749
TOYS/GAMES/HOBBIES – 0.0%
Hasbro, Inc.	6.35	03/15/40	5,000	5,055

TRANSPORTATION – 2.2%
Canadian Pacific Railway Co.	3.00	12/02/41	10,000	7,344
Canadian Pacific Railway Co.	3.10	12/02/51	20,000	13,050
Canadian Pacific Railway Co.	3.50	05/01/50	5,000	3,547
Canadian Pacific Railway Co.	4.80	08/01/45	10,000	8,903
Canadian Pacific Railway Co.	6.13	09/15/15	15,000	15,258
FedEx Corp.	3.25	05/15/41	10,000	7,221
FedEx Corp.	3.88	08/01/42	5,000	3,824
FedEx Corp.	3.90	02/01/35	5,000	4,375
FedEx Corp.	4.05	02/15/48	15,000	11,337
FedEx Corp.	4.10	04/15/43	5,000	3,952
FedEx Corp.	4.10	02/01/45	5,000	3,853
FedEx Corp.	4.40	01/15/47	5,000	3,992
FedEx Corp.	4.55	04/01/46	20,000	16,423

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TRANSPORTATION – 2.2% (Continued)
FedEx Corp.	4.75	11/15/45	$20,000	$16,965
FedEx Corp.	4.95	10/17/48	10,000	8,622
FedEx Corp.	5.10	01/15/44	15,000	13,480
FedEx Corp.	5.25	05/15/50	20,000	18,070
Norfolk Southern Corp.	2.90	08/25/51	10,000	6,208
Norfolk Southern Corp.	3.16	05/15/55	20,000	12,718
Norfolk Southern Corp.	3.94	11/01/47	10,000	7,747
Norfolk Southern Corp.	3.95	10/01/42	10,000	8,072
Norfolk Southern Corp.	4.10	05/15/21	10,000	6,989
Norfolk Southern Corp.	4.15	02/28/48	25,000	19,997
Norfolk Southern Corp.	4.45	06/15/45	10,000	8,490
Norfolk Southern Corp.	4.55	06/01/53	10,000	8,395
Norfolk Southern Corp.	4.84	10/01/41	10,000	9,147
Norfolk Southern Corp.	5.35	08/01/54	10,000	9,490
Norfolk Southern Corp.	5.95	03/15/64	5,000	5,104
				262,573
TRUCKING & LEASING – 0.1%
GATX Corp.	3.10	06/01/51	10,000	6,306

WATER – 0.6%
American Water Capital Corp.	3.25	06/01/51	5,000	3,327
American Water Capital Corp.	3.45	05/01/50	10,000	6,930
American Water Capital Corp.	3.75	09/01/47	15,000	11,191
American Water Capital Corp.	4.20	09/01/48	15,000	11,969
American Water Capital Corp.	4.30	12/01/42	15,000	12,726
American Water Capital Corp.	5.45	03/01/54	5,000	4,741
American Water Capital Corp.	6.59	10/15/37	5,000	5,534
Essential Utilities, Inc.	4.28	05/01/49	5,000	3,889
Essential Utilities, Inc.	5.30	05/01/52	15,000	13,556
				73,863
TOTAL CORPORATE BONDS (Cost – $12,144,837)				11,783,337

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Citibank, New York	3.68	02/03/25	36,795	36,795
TOTAL SHORT-TERM INVESTMENTS (Cost – $36,795)				36,795

TOTAL INVESTMENTS – 98.3% (Cost – $12,181,632)				$11,820,132
OTHER ASSETS LESS LIABILITIES – 1.7%				202,054
NET ASSETS – 100.0%				$12,022,186

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2025, amounts to $220,144 and represents 1.8% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$11,783,337	$–	$11,783,337
Time Deposits	–	36,795	–	36,795
Total Investments	$–	$11,820,132	$–	$11,820,132

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 10.4%
BANKS – 0.2%
Banco Nacional de Comercio Exterior SNC/Cayman Islands(1)	4.38	10/14/25	$200,000	$199,625
Banco Nacional de Panama(1)	2.50	08/11/30	525,000	415,695
				615,320
CHEMICALS – 0.4%
CNAC HK Finbridge Co. Ltd.(1)	3.00	09/22/30	400,000	356,694
CNAC HK Finbridge Co. Ltd.(1)	4.13	07/19/27	400,000	392,518
CNAC HK Finbridge Co. Ltd.(1)	5.13	03/14/28	500,000	500,350
				1,249,562
COMMERCIAL SERVICES – 0.3%
DP World Crescent Ltd.(1)	3.88	07/18/29	400,000	379,126
DP World Crescent Ltd.(1)	4.85	09/26/28	200,000	197,519
DP World Crescent Ltd.(1)	5.50	09/13/33	400,000	399,875
				976,520
ELECTRIC – 1.0%
Comision Federal de Electricidad(1)	4.69	05/15/29	400,000	377,120
Comision Federal de Electricidad(1)	6.45	01/24/35	200,000	189,000
Eskom Holdings SOC Ltd.(1)	6.35	08/10/28	650,000	646,344
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(1)	4.13	05/15/27	475,000	465,557
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(1)	5.45	05/21/28	200,000	201,750
State Grid Overseas Investment BVI Ltd.(1)	1.63	08/05/30	425,000	366,395
State Grid Overseas Investment BVI Ltd.(1)	3.50	05/04/27	800,000	783,932
Three Gorges Finance I Cayman Islands Ltd.(1)	3.15	06/02/26	425,000	417,679
				3,447,777
INSURANCE – 0.2%
China Life Insurance Overseas Co. Ltd./Hong Kong(1)	5.35	08/15/33	750,000	759,322

INVESTMENT COMPANIES – 2.0%
Abu Dhabi Developmental Holding Co. PJSC(1)	4.38	10/02/31	400,000	384,625
Abu Dhabi Developmental Holding Co. PJSC(1)	5.38	05/08/29	440,000	447,216
Abu Dhabi Developmental Holding Co. PJSC(1)	5.50	05/08/34	240,000	245,003
Gaci First Investment Co.(1)	4.75	02/14/30	400,000	391,958
Gaci First Investment Co.(1)	5.00	10/13/27	250,000	249,726
Gaci First Investment Co.(1)	5.00	01/29/29	450,000	447,111
Gaci First Investment Co.(1)	5.25	10/13/32	300,000	296,751
Gaci First Investment Co.(1)	5.25	01/29/34	450,000	441,563
MDGH GMTN RSC Ltd.(1)	2.50	05/21/26	275,000	266,922
MDGH GMTN RSC Ltd.(1)	2.88	11/07/29	225,000	204,857
MDGH GMTN RSC Ltd.(1)	2.88	05/21/30	400,000	360,990
MDGH GMTN RSC Ltd.(1)	3.38	03/28/32	200,000	178,825
MDGH GMTN RSC Ltd.(1)	4.38	11/22/33	200,000	187,514
MDGH GMTN RSC Ltd.(1)	5.50	04/28/33	200,000	203,400
Mdgh Sukuk Ltd.(1)	4.96	04/04/34	400,000	396,754
Suci Second Investment Co.(1)	4.38	09/10/27	300,000	295,500
Suci Second Investment Co.(1)	5.17	03/05/31	500,000	497,650
Suci Second Investment Co.(1)	6.00	10/25/28	600,000	618,615

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 2.0% (Continued)
Suci Second Investment Co.(1)	6.25	10/25/33	$450,000	$479,954
TVF Varlik Kiralama AS(1)	6.95	01/23/30	300,000	301,536
				6,896,470
MINING – 0.7%
Corp. Nacional del Cobre de Chile(1)	3.00	09/30/29	525,000	471,778
Corp. Nacional del Cobre de Chile(1)	3.15	01/14/30	350,000	314,169
Corp. Nacional del Cobre de Chile(1)	3.63	08/01/27	425,000	410,202
Corp. Nacional del Cobre de Chile(1)	5.95	01/08/34	550,000	548,109
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT(1)	5.45	05/15/30	400,000	401,688
				2,145,946
OIL & GAS – 4.8%
Adnoc Murban Rsc Ltd.(1)	4.25	09/11/29	220,000	213,730
Adnoc Murban Rsc Ltd.(1)	4.50	09/11/34	535,000	504,906
EDO Sukuk Ltd.(1)	5.88	09/21/33	650,000	658,717
Pertamina Persero PT(1)	1.40	02/09/26	200,000	193,541
Petroleos de Venezuela SA(1),(2)	5.38	04/12/27	1,025,000	128,125
Petroleos de Venezuela SA(1),(2)	6.00	05/16/24	1,760,000	220,572
Petroleos de Venezuela SA(1),(2)	6.00	11/15/26	1,940,000	239,202
Petroleos de Venezuela SA(1),(2)	8.50	10/27/20	380,000	349,600
Petroleos de Venezuela SA(1),(2)	9.00	11/17/21	880,000	116,380
Petroleos de Venezuela SA(1),(2)	9.75	05/17/35	1,100,000	155,375
Petroleos de Venezuela SA(1),(2)	12.75	02/17/22	1,575,000	226,406
Petroleos del Peru SA(1)	4.75	06/19/32	750,000	570,938
Petroleos Mexicanos	4.50	01/23/26	275,000	267,536
Petroleos Mexicanos	5.35	02/12/28	500,000	456,950
Petroleos Mexicanos	5.95	01/28/31	850,000	713,873
Petroleos Mexicanos	6.49	01/23/27	275,000	266,406
Petroleos Mexicanos	6.50	03/13/27	1,000,000	967,400
Petroleos Mexicanos	6.50	01/23/29	250,000	232,687
Petroleos Mexicanos	6.70	02/16/32	1,550,000	1,347,647
Petroleos Mexicanos	6.84	01/23/30	600,000	545,640
Petroleos Mexicanos	6.88	08/04/26	550,000	542,520
Petroleos Mexicanos	8.75	06/02/29	500,000	496,225
Petroleos Mexicanos	10.00	02/07/33	525,000	542,141
Petronas Capital Ltd.(1)	2.48	01/28/32	1,325,000	1,110,761
Petronas Capital Ltd.(1)	3.50	04/21/30	1,650,000	1,532,933
QatarEnergy(1)	1.38	09/12/26	600,000	569,220
QatarEnergy(1)	2.25	07/12/31	1,500,000	1,268,790
Sinopec Group Overseas Development 2017 Ltd.(1)	3.63	04/12/27	250,000	245,965
Sinopec Group Overseas Development 2018 Ltd.(1)	1.45	01/08/26	450,000	437,090
Sinopec Group Overseas Development 2018 Ltd.(1)	2.30	01/08/31	225,000	199,334
Sinopec Group Overseas Development 2018 Ltd.(1)	2.70	05/13/30	675,000	618,989
Sinopec Group Overseas Development 2018 Ltd.(1)	2.95	11/12/29	450,000	420,860
				16,360,459
PIPELINES – 0.6%
Southern Gas Corridor CJSC(1)	6.88	03/24/26	1,850,000	1,872,200

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TRANSPORTATION – 0.2%
Transnet SOC Ltd.(1)	8.25	02/06/28	$750,000	$766,170
TOTAL CORPORATE BONDS (Cost – $34,983,286)				35,089,746

GOVERNMENT AGENCIES AND OBLIGATIONS – 87.7%
GOVERNMENT AGENCIES – 3.4%
Bank Gospodarstwa Krajowego(1)	5.38	05/22/33	1,550,000	1,521,433
Bank Gospodarstwa Krajowego(1)	5.75	07/09/34	1,200,000	1,196,340
Bank Gospodarstwa Krajowego(1)	6.25	10/31/28	700,000	728,574
China Development Bank(1)	1.00	10/27/25	225,000	219,059
Export-Import Bank of China(1)	2.88	04/26/26	400,000	393,414
Export-Import Bank of China(1)	3.88	05/16/26	550,000	547,401
Export-Import Bank of China(1),(3)	4.91	11/05/27	350,000	350,985
Export-Import Bank of India(1)	2.25	01/13/31	700,000	593,901
Export-Import Bank of India(1)	3.25	01/15/30	1,000,000	915,275
Export-Import Bank of India(1)	3.38	08/05/26	775,000	757,923
Export-Import Bank of India(1)	3.88	02/01/28	875,000	847,984
Export-Import Bank of India(1)	5.50	01/18/33	950,000	952,669
Finance Department Government of Sharjah(1)	6.50	11/23/32	200,000	205,876
Magyar Export-Import Bank Zrt(1)	6.13	12/04/27	1,050,000	1,063,456
MFB Magyar Fejlesztesi Bank Zrt(1)	6.50	06/29/28	925,000	944,661
				11,238,951
GOVERNMENT OBLIGATIONS – 84.3%
Abu Dhabi Government International Bond(1)	1.63	06/02/28	600,000	542,625
Abu Dhabi Government International Bond(1)	1.70	03/02/31	500,000	418,705
Abu Dhabi Government International Bond(1)	1.88	09/15/31	550,000	457,691
Abu Dhabi Government International Bond(1)	2.50	09/30/29	850,000	772,969
Abu Dhabi Government International Bond(1)	3.13	05/03/26	650,000	640,474
Abu Dhabi Government International Bond(1)	3.13	10/11/27	1,150,000	1,108,715
Abu Dhabi Government International Bond(1)	3.13	04/16/30	826,000	765,599
Abu Dhabi Government International Bond(1)	4.88	04/30/29	350,000	351,969
Abu Dhabi Government International Bond(1)	5.00	04/30/34	500,000	501,878
Angolan Government International Bond(1)	8.00	11/26/29	1,525,000	1,377,273
Angolan Government International Bond(1)	8.25	05/09/28	1,550,000	1,466,688
Angolan Government International Bond(1)	8.75	04/14/32	1,400,000	1,248,632
Argentine Republic Government International Bond(4)	0.75	07/09/30	4,734,400	3,553,404
Argentine Republic Government International Bond	1.00	07/09/29	832,500	653,005
Argentine Republic Government International Bond(4)	3.50	07/09/41	3,990,000	2,530,059
Argentine Republic Government International Bond(4)	4.13	07/09/35	7,530,000	5,118,706
Argentine Republic Government International Bond(4)	5.00	01/09/38	4,585,000	3,311,058
Bahrain Government International Bond(1)	5.25	01/25/33	600,000	545,052
Bahrain Government International Bond(1)	5.45	09/16/32	700,000	652,750
Bahrain Government International Bond(1)	5.63	09/30/31	875,000	829,063
Bahrain Government International Bond(1)	5.63	05/18/34	775,000	714,407
Bahrain Government International Bond(1)	6.75	09/20/29	1,000,000	1,021,250
Bahrain Government International Bond(1)	7.00	01/26/26	725,000	734,748
Bahrain Government International Bond(1)	7.00	10/12/28	1,250,000	1,289,450
Bahrain Government International Bond(1)	7.38	05/14/30	675,000	704,899
Bolivian Government International Bond(1)	4.50	03/20/28	800,000	503,360

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.3% (Continued)
Brazilian Government International Bond	3.75	09/12/31	$975,000	$844,350
Brazilian Government International Bond	3.88	06/12/30	2,000,000	1,795,300
Brazilian Government International Bond	4.50	05/30/29	1,175,000	1,117,777
Brazilian Government International Bond	4.63	01/13/28	1,400,000	1,367,940
Brazilian Government International Bond	6.00	04/07/26	1,100,000	1,112,617
Brazilian Government International Bond	6.00	10/20/33	1,100,000	1,054,900
Brazilian Government International Bond	6.13	01/22/32	900,000	882,090
Brazilian Government International Bond	6.13	03/15/34	1,125,000	1,080,112
Brazilian Government International Bond	6.25	03/18/31	775,000	774,070
Brazilian Government International Bond	8.25	01/20/34	800,000	885,120
CBB International Sukuk Co. 7 SPC(1)	6.88	10/05/25	675,000	681,196
CBB International Sukuk Programme Co. W.L.L.(1)	3.88	05/18/29	575,000	531,156
CBB International Sukuk Programme Co. W.L.L.(1)	3.95	09/16/27	800,000	767,220
CBB International Sukuk Programme Co. W.L.L.(1)	4.50	03/30/27	875,000	855,313
CBB International Sukuk Programme Co. W.L.L.(1)	5.88	06/05/32	1,000,000	1,001,875
CBB International Sukuk Programme Co. W.L.L.(1)	6.00	02/12/31	550,000	556,168
CBB International Sukuk Programme Co. W.L.L.(1)	6.25	10/18/30	900,000	921,065
Chile Government International Bond	2.45	01/31/31	640,000	551,680
Chile Government International Bond	2.55	01/27/32	525,000	443,625
Chile Government International Bond	2.55	07/27/33	950,000	772,350
Chile Government International Bond	2.75	01/31/27	575,000	552,287
Chile Government International Bond	3.24	02/06/28	750,000	714,585
Chile Government International Bond	3.50	01/31/34	575,000	498,094
Chile Government International Bond	4.85	01/22/29	650,000	644,881
China Government International Bond(1)	0.55	10/21/25	500,000	486,233
China Government International Bond(1)	1.20	10/21/30	750,000	644,093
China Government International Bond(1)	1.25	10/26/26	800,000	762,280
China Government International Bond(1)	1.75	10/26/31	250,000	214,675
China Government International Bond(1)	2.13	12/03/29	825,000	758,324
China Government International Bond(1)	2.63	11/02/27	250,000	241,580
China Government International Bond(1)	3.50	10/19/28	200,000	195,564
China Government International Bond(1)	4.13	11/20/27	500,000	502,844
Colombia Government International Bond	3.00	01/30/30	850,000	713,575
Colombia Government International Bond	3.13	04/15/31	1,285,000	1,027,769
Colombia Government International Bond	3.25	04/22/32	1,050,000	811,125
Colombia Government International Bond	3.88	04/25/27	825,000	795,300
Colombia Government International Bond	4.50	01/28/26	525,000	521,062
Colombia Government International Bond	4.50	03/15/29	950,000	885,875
Colombia Government International Bond	7.50	02/02/34	1,175,000	1,166,669
Colombia Government International Bond	8.00	04/20/33	800,000	822,616
Costa Rica Government International Bond(1)	6.13	02/19/31	1,106,000	1,118,166
Costa Rica Government International Bond(1)	6.55	04/03/34	1,300,000	1,333,800
Dominican Republic International Bond(1)	4.50	01/30/30	1,450,000	1,343,425
Dominican Republic International Bond(1)	4.88	09/23/32	2,100,000	1,897,350
Dominican Republic International Bond(1)	5.50	02/22/29	1,200,000	1,177,200
Dominican Republic International Bond(1)	5.95	01/25/27	1,225,000	1,228,712
Dominican Republic International Bond(1)	6.00	07/19/28	1,000,000	999,680
Dominican Republic International Bond(1)	6.00	02/22/33	1,325,000	1,290,312

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.3% (Continued)
Dominican Republic International Bond(1)	6.88	01/29/26	$1,100,000	$1,113,585
Dominican Republic International Bond(1)	7.05	02/03/31	850,000	878,050
Ecuador Government International Bond(1)	ZCP	07/31/30	850,000	540,689
Ecuador Government International Bond(1),(4)	5.50	07/31/35	5,565,850	3,659,546
Ecuador Government International Bond(1),(4)	6.90	07/31/30	2,589,407	2,009,639
Egypt Government International Bond(1)	5.80	09/30/27	1,050,000	994,865
Egypt Government International Bond(1)	5.88	02/16/31	1,225,000	1,047,406
Egypt Government International Bond(1)	6.59	02/21/28	775,000	743,709
Egypt Government International Bond(1)	7.05	01/15/32	650,000	571,815
Egypt Government International Bond(1)	7.30	09/30/33	650,000	559,757
Egypt Government International Bond(1)	7.50	01/31/27	1,425,000	1,419,656
Egypt Government International Bond(1)	7.60	03/01/29	1,375,000	1,343,423
Egypt Government International Bond(1)	7.63	05/29/32	1,325,000	1,189,572
Egyptian Financial Co. for Sovereign Taskeek(1)	10.88	02/28/26	1,100,000	1,139,531
El Salvador Government International Bond(1)	9.25	04/17/30	875,000	928,309
Ethiopia International Bond(1),(2)	6.63	12/11/24	750,000	619,688
Export-Import Bank of India(1)	5.50	01/13/35	800,000	796,671
Ghana Government International Bond(1),(4)	5.00	07/03/29	2,392,850	2,142,199
Ghana Government International Bond(1),(4)	5.00	07/03/35	3,552,900	2,600,279
Hazine Mustesarligi Varlik Kiralama AS(1)	5.13	06/22/26	675,000	669,884
Hazine Mustesarligi Varlik Kiralama AS(1)	6.50	04/26/30	700,000	696,150
Hazine Mustesarligi Varlik Kiralama AS(1)	7.25	02/24/27	850,000	869,125
Hazine Mustesarligi Varlik Kiralama AS(1)	8.51	01/14/29	825,000	880,605
Hazine Mustesarligi Varlik Kiralama AS(1)	9.76	11/13/25	850,000	878,688
Hungary Government International Bond(1)	2.13	09/22/31	1,850,000	1,487,261
Hungary Government International Bond(1)	5.25	06/16/29	1,500,000	1,485,000
Hungary Government International Bond(1)	5.50	06/16/34	1,135,000	1,097,761
Hungary Government International Bond(1)	6.13	05/22/28	1,788,000	1,826,549
Hungary Government International Bond(1)	6.25	09/22/32	1,600,000	1,643,416
Indonesia Government International Bond	1.85	03/12/31	250,000	207,737
Indonesia Government International Bond	2.15	07/28/31	400,000	334,800
Indonesia Government International Bond	2.85	02/14/30	350,000	316,855
Indonesia Government International Bond	3.50	01/11/28	325,000	313,583
Indonesia Government International Bond	3.55	03/31/32	400,000	359,500
Indonesia Government International Bond(1)	3.85	07/18/27	400,000	393,000
Indonesia Government International Bond	3.85	10/15/30	475,000	447,987
Indonesia Government International Bond	4.10	04/24/28	400,000	391,250
Indonesia Government International Bond(1)	4.35	01/08/27	250,000	249,063
Indonesia Government International Bond	4.55	01/11/28	220,000	218,832
Indonesia Government International Bond	4.65	09/20/32	250,000	240,234
Indonesia Government International Bond(1)	4.75	01/08/26	700,000	702,625
Indonesia Government International Bond	4.75	02/11/29	225,000	223,945
Indonesia Government International Bond	4.75	09/10/34	225,000	214,594
Indonesia Government International Bond	4.85	01/11/33	600,000	581,568
Indonesia Government International Bond	5.60	01/15/35	300,000	303,471
Iraq International Bond(1)	5.80	01/15/28	328,125	324,229
Ivory Coast Government International Bond(1)	6.13	06/15/33	950,000	853,219
Ivory Coast Government International Bond(1)	7.63	01/30/33	1,125,000	1,102,506

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.3% (Continued)
Jamaica Government International Bond	6.75	04/28/28	$1,055,000	$1,081,375
Jordan Government International Bond(1)	5.75	01/31/27	1,200,000	1,181,250
Jordan Government International Bond(1)	5.85	07/07/30	1,100,000	1,017,957
Jordan Government International Bond(1)	6.13	01/29/26	600,000	597,563
Jordan Government International Bond(1)	7.50	01/13/29	1,025,000	1,026,522
KSA Sukuk Ltd.(1)	2.25	05/17/31	575,000	485,156
KSA Sukuk Ltd.(1)	2.97	10/29/29	575,000	526,125
KSA Sukuk Ltd.(1)	3.63	04/20/27	1,100,000	1,073,875
KSA Sukuk Ltd.(1)	4.27	05/22/29	800,000	782,000
KSA Sukuk Ltd.(1)	4.30	01/19/29	650,000	637,000
KSA Sukuk Ltd.(1)	4.51	05/22/33	600,000	571,500
KSA Sukuk Ltd.(1)	5.25	06/04/27	200,000	201,875
KSA Sukuk Ltd.(1)	5.25	06/04/30	400,000	402,500
KSA Sukuk Ltd.(1)	5.25	06/04/34	650,000	646,750
KSA Sukuk Ltd.(1)	5.27	10/25/28	475,000	481,531
Kuwait International Government Bond(1)	3.50	03/20/27	3,850,000	3,757,350
Latvia Government International Bond(1)	5.13	07/30/34	1,150,000	1,121,400
Lebanon Government International Bond(1),(2)	6.00	01/27/23	700,000	113,050
Lebanon Government International Bond(1),(2)	6.10	10/04/22	1,400,000	226,100
Lebanon Government International Bond(1),(2)	6.60	11/27/26	1,400,000	226,100
Lebanon Government International Bond(1),(2)	6.65	02/26/30	1,200,000	193,800
Lebanon Government International Bond(1),(2)	6.75	11/29/27	700,000	113,050
Lebanon Government International Bond(1),(2)	6.85	03/23/27	1,450,000	234,175
Lebanon Government International Bond(1),(2)	7.00	03/23/32	800,000	129,200
Lebanon Government International Bond(1),(2)	8.25	04/12/21	2,000,000	323,000
Malaysia Sukuk Global Bhd(1)	3.18	04/27/26	900,000	885,681
Mexico Government International Bond	2.66	05/24/31	825,000	678,822
Mexico Government International Bond	3.25	04/16/30	450,000	398,351
Mexico Government International Bond	3.50	02/12/34	500,000	400,000
Mexico Government International Bond	3.75	01/11/28	625,000	599,719
Mexico Government International Bond	4.13	01/21/26	425,000	422,195
Mexico Government International Bond	4.15	03/28/27	525,000	514,992
Mexico Government International Bond	4.50	04/22/29	650,000	624,609
Mexico Government International Bond	4.75	04/27/32	300,000	274,200
Mexico Government International Bond	4.88	05/19/33	675,000	608,766
Mexico Government International Bond	5.00	05/07/29	330,000	321,585
Mexico Government International Bond	5.40	02/09/28	400,000	399,250
Mexico Government International Bond	6.75	09/27/34	550,000	560,567
Mexico Government International Bond	8.30	08/15/31	550,000	636,798
Morocco Government International Bond(1)	3.00	12/15/32	800,000	659,248
Morocco Government International Bond(1)	5.95	03/08/28	1,130,000	1,142,713
Morocco Government International Bond(1)	6.50	09/08/33	1,100,000	1,136,647
Nigeria Government International Bond(1)	6.13	09/28/28	1,100,000	1,015,603
Nigeria Government International Bond(1)	6.50	11/28/27	1,350,000	1,298,106
Nigeria Government International Bond(1)	7.14	02/23/30	1,000,000	923,130
Nigeria Government International Bond(1)	7.38	09/28/33	1,400,000	1,218,399
Nigeria Government International Bond(1)	7.63	11/21/25	650,000	655,158
Nigeria Government International Bond(1)	7.88	02/16/32	1,325,000	1,216,264

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.3% (Continued)
Nigeria Government International Bond(1)	8.38	03/24/29	$1,325,000	$1,299,182
Nigeria Government International Bond(1)	8.75	01/21/31	800,000	785,248
Nigeria Government International Bond(1)	10.38	12/09/34	1,200,000	1,243,002
Oman Government International Bond(1)	4.75	06/15/26	1,475,000	1,467,625
Oman Government International Bond(1)	5.38	03/08/27	1,325,000	1,325,901
Oman Government International Bond(1)	5.63	01/17/28	1,775,000	1,787,203
Oman Government International Bond(1)	6.00	08/01/29	1,325,000	1,349,864
Oman Government International Bond(1)	6.25	01/25/31	1,250,000	1,294,019
Oman Government International Bond(1)	6.75	10/28/27	1,075,000	1,114,087
Oman Government International Bond(1)	7.38	10/28/32	850,000	939,692
Oman Sovereign Sukuk Co.(1)	4.88	06/15/30	1,200,000	1,191,288
Oman Sovereign Sukuk Co.(1)	5.93	10/31/25	1,050,000	1,057,547
Pakistan Global Sukuk Programme Co. Ltd.(1)	7.95	01/31/29	975,000	915,896
Pakistan Government International Bond(1)	6.00	04/08/26	975,000	946,359
Pakistan Government International Bond(1)	6.88	12/05/27	1,525,000	1,420,156
Pakistan Government International Bond(1)	7.38	04/08/31	1,025,000	889,059
Panama Government International Bond	2.25	09/29/32	1,600,000	1,148,400
Panama Government International Bond	3.16	01/23/30	725,000	619,802
Panama Government International Bond	3.30	01/19/33	550,000	424,737
Panama Government International Bond	3.88	03/17/28	600,000	562,926
Panama Government International Bond	6.70	01/26/36	1,000,000	945,995
Panama Government International Bond	7.50	03/01/31	825,000	845,212
Paraguay Government International Bond(1)	4.95	04/28/31	950,000	918,234
Perusahaan Penerbit SBSN Indonesia III(1)	1.50	06/09/26	450,000	433,071
Perusahaan Penerbit SBSN Indonesia III(1)	2.55	06/09/31	250,000	215,140
Perusahaan Penerbit SBSN Indonesia III(1)	2.80	06/23/30	300,000	268,587
Perusahaan Penerbit SBSN Indonesia III(1)	4.15	03/29/27	550,000	546,012
Perusahaan Penerbit SBSN Indonesia III(1)	4.40	06/06/27	550,000	546,837
Perusahaan Penerbit SBSN Indonesia III(1)	4.40	03/01/28	525,000	519,658
Perusahaan Penerbit SBSN Indonesia III(1)	4.45	02/20/29	400,000	393,020
Perusahaan Penerbit SBSN Indonesia III(1)	4.55	03/29/26	325,000	325,406
Perusahaan Penerbit SBSN Indonesia III(1)	4.70	06/06/32	500,000	485,690
Perusahaan Penerbit SBSN Indonesia III(1)	5.00	05/25/30	400,000	400,830
Perusahaan Penerbit SBSN Indonesia III(1)	5.20	07/02/34	200,000	198,534
Perusahaan Penerbit SBSN Indonesia III(1)	5.40	11/15/28	200,000	203,414
Perusahaan Penerbit SBSN Indonesia III(1)	5.60	11/15/33	200,000	204,398
Peruvian Government International Bond	1.86	12/01/32	655,000	500,666
Peruvian Government International Bond	2.78	01/23/31	2,042,000	1,760,612
Peruvian Government International Bond	3.00	01/15/34	1,515,000	1,230,331
Peruvian Government International Bond	8.75	11/21/33	1,515,000	1,804,336
Philippine Government International Bond	1.65	06/10/31	450,000	367,596
Philippine Government International Bond	2.46	05/05/30	575,000	508,237
Philippine Government International Bond	3.00	02/01/28	1,050,000	996,817
Philippine Government International Bond	3.75	01/14/29	650,000	622,814
Philippine Government International Bond	5.00	07/17/33	630,000	615,825
Philippine Government International Bond	5.25	05/14/34	400,000	395,125
Philippine Government International Bond	5.50	03/30/26	375,000	379,528
Philippine Government International Bond	6.38	01/15/32	550,000	585,348

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.3% (Continued)
Philippine Government International Bond	6.38	10/23/34	$1,025,000	$1,099,312
Philippine Government International Bond	7.75	01/14/31	1,050,000	1,194,270
Philippine Government International Bond	9.50	02/02/30	1,250,000	1,496,562
Qatar Government International Bond(1)	3.25	06/02/26	1,350,000	1,331,859
Qatar Government International Bond(1)	3.75	04/16/30	1,200,000	1,146,750
Qatar Government International Bond(1)	4.00	03/14/29	1,750,000	1,709,531
Qatar Government International Bond(1)	4.50	04/23/28	1,450,000	1,447,281
Qatar Government International Bond(1)	4.63	05/29/29	400,000	400,406
Qatar Government International Bond(1)	4.75	05/29/34	600,000	597,000
Qatar Government International Bond(1)	9.75	06/15/30	675,000	837,169
Republic of Azerbaijan International Bond(1)	3.50	09/01/32	850,000	737,375
Republic of Kenya Government International Bond(1)	6.30	01/23/34	900,000	719,156
Republic of Kenya Government International Bond(1)	7.25	02/28/28	800,000	768,000
Republic of Kenya Government International Bond(1)	8.00	05/22/32	1,100,000	1,006,088
Republic of Kenya Government International Bond(1)	9.75	02/16/31	1,225,000	1,218,109
Republic of Poland Government International Bond	3.25	04/06/26	1,020,000	1,007,168
Republic of Poland Government International Bond	4.63	03/18/29	1,165,000	1,157,998
Republic of Poland Government International Bond	4.88	10/04/33	2,235,000	2,163,011
Republic of Poland Government International Bond	5.13	09/18/34	1,925,000	1,877,414
Republic of Poland Government International Bond	5.50	11/16/27	1,415,000	1,448,620
Republic of Poland Government International Bond	5.75	11/16/32	1,050,000	1,077,615
Republic of South Africa Government International Bond	4.30	10/12/28	1,290,000	1,212,600
Republic of South Africa Government International Bond	4.85	09/27/27	650,000	635,781
Republic of South Africa Government International Bond	4.85	09/30/29	1,400,000	1,310,750
Republic of South Africa Government International Bond	4.88	04/14/26	800,000	795,500
Republic of South Africa Government International Bond	5.88	09/16/25	1,445,000	1,450,057
Republic of South Africa Government International Bond	5.88	06/22/30	1,025,000	987,844
Republic of South Africa Government International Bond	5.88	04/20/32	925,000	872,969
Romanian Government International Bond(1)	3.00	02/27/27	1,170,000	1,114,507
Romanian Government International Bond(1)	3.00	02/14/31	1,130,000	930,838
Romanian Government International Bond(1)	3.63	03/27/32	1,010,000	835,144
Romanian Government International Bond(1)	5.25	11/25/27	730,000	720,145
Romanian Government International Bond(1)	5.88	01/30/29	1,550,000	1,522,782
Romanian Government International Bond(1)	6.00	05/25/34	1,100,000	1,020,932
Romanian Government International Bond(1)	6.38	01/30/34	1,450,000	1,385,620
Romanian Government International Bond(1)	6.63	02/17/28	1,630,000	1,659,177
Romanian Government International Bond(1)	7.13	01/17/33	1,410,000	1,428,457
ROP Sukuk Trust(1)	5.05	06/06/29	450,000	451,242
Saudi Government International Bond(1)	2.25	02/02/33	650,000	521,625
Saudi Government International Bond(1)	2.50	02/03/27	275,000	262,797
Saudi Government International Bond(1)	2.75	02/03/32	225,000	193,781
Saudi Government International Bond(1)	2.90	10/22/25	550,000	543,263
Saudi Government International Bond(1)	3.25	10/26/26	1,250,000	1,223,750
Saudi Government International Bond(1)	3.25	10/22/30	750,000	682,031
Saudi Government International Bond(1)	3.63	03/04/28	1,275,000	1,229,578
Saudi Government International Bond(1)	4.38	04/16/29	1,050,000	1,028,344
Saudi Government International Bond(1)	4.50	04/17/30	700,000	682,938
Saudi Government International Bond(1)	4.75	01/18/28	875,000	872,266

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 84.3% (Continued)
Saudi Government International Bond(1)	4.75	01/16/30	$700,000	$690,813
Saudi Government International Bond(1)	4.88	07/18/33	875,000	848,750
Saudi Government International Bond(1)	5.00	01/16/34	925,000	903,031
Saudi Government International Bond(1)	5.13	01/13/28	1,400,000	1,412,250
Saudi Government International Bond(1)	5.38	01/13/31	350,000	353,281
Saudi Government International Bond(1)	5.50	10/25/32	700,000	709,625
Saudi Government International Bond(1)	5.63	01/13/35	1,000,000	1,010,250
Senegal Government International Bond(1)	6.25	05/23/33	1,025,000	848,188
Senegal Government International Bond(1)	7.75	06/10/31	900,000	828,000
Serbia International Bond(1)	2.13	12/01/30	1,100,000	905,094
Serbia International Bond(1)	6.00	06/12/34	1,400,000	1,393,105
Serbia International Bond(1)	6.50	09/26/33	750,000	776,953
Sharjah Sukuk Program Ltd.(1)	2.94	06/10/27	225,000	213,282
Sharjah Sukuk Program Ltd.(1)	3.23	10/23/29	200,000	180,664
Sharjah Sukuk Program Ltd.(1)	3.85	04/03/26	200,000	197,312
Sharjah Sukuk Program Ltd.(1)	4.23	03/14/28	650,000	627,916
Sri Lanka Government International Bond(4)	3.10	01/15/30	974,333	851,932
Sri Lanka Government International Bond(4)	3.35	03/15/33	1,618,843	1,286,559
Sri Lanka Government International Bond(4)	3.60	06/15/35	1,275,570	901,343
Sri Lanka Government International Bond	4.00	04/15/28	1,018,680	952,975
Sri Lanka Government International Bond(1)	4.00	04/15/28	279,000	261,005
Trinidad & Tobago Government International Bond(1)	4.50	08/04/26	800,000	786,000
Turkiye Government International Bond	4.25	04/14/26	525,000	519,172
Turkiye Government International Bond	4.75	01/26/26	450,000	448,594
Turkiye Government International Bond	4.88	10/09/26	950,000	940,203
Turkiye Government International Bond	5.13	02/17/28	640,000	624,400
Turkiye Government International Bond	5.25	03/13/30	625,000	588,569
Turkiye Government International Bond	5.88	06/26/31	625,000	592,969
Turkiye Government International Bond	5.95	01/15/31	600,000	573,189
Turkiye Government International Bond	6.00	03/25/27	1,050,000	1,057,702
Turkiye Government International Bond	6.13	10/24/28	850,000	849,203
Turkiye Government International Bond	6.38	10/14/25	600,000	606,378
Turkiye Government International Bond	6.50	09/20/33	700,000	672,756
Turkiye Government International Bond	6.50	01/03/35	1,000,000	948,580
Turkiye Government International Bond	7.13	07/17/32	500,000	500,940
Turkiye Government International Bond	7.63	04/26/29	1,025,000	1,066,961
Turkiye Government International Bond	7.63	05/15/34	1,100,000	1,131,281
Turkiye Government International Bond	8.00	02/14/34	315,000	336,558
Turkiye Government International Bond	8.60	09/24/27	625,000	669,428
Turkiye Government International Bond	9.13	07/13/30	800,000	890,500
Turkiye Government International Bond	9.38	03/14/29	650,000	719,062
Turkiye Government International Bond	9.38	01/19/33	800,000	906,750
Turkiye Government International Bond	9.88	01/15/28	925,000	1,023,859
Turkiye Government International Bond	11.88	01/15/30	325,000	405,234
UAE International Government Bond(1)	2.00	10/19/31	225,000	189,211
UAE International Government Bond(1)	4.05	07/07/32	450,000	427,642
UAE International Government Bond(1)	4.86	07/02/34	450,000	448,172
UAE International Government Bond(1)	4.92	09/25/33	400,000	400,500

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount		Value
GOVERNMENT OBLIGATIONS – 84.3% (Continued)
Ukraine Government International Bond(1),(4)	ZCP	02/01/34		$1,370,663	$596,581
Ukraine Government International Bond(1),(4)	ZCP	02/01/35		1,400,000	870,450
Ukraine Government International Bond(1),(4)	1.75	02/01/29		948,432	669,593
Ukraine Government International Bond(1),(4)	1.75	02/01/34		3,177,647	1,802,520
Ukraine Government International Bond(1),(4)	1.75	02/01/35		2,350,000	1,311,888
Uruguay Government International Bond	4.38	10/27/27		1,250,000	1,242,312
Uruguay Government International Bond	4.38	01/23/31		1,620,000	1,581,402
Uruguay Government International Bond	5.75	10/28/34		1,925,000	1,976,133
Venezuela Government International Bond(1),(2)	6.00	12/09/20		615,000	89,175
Venezuela Government International Bond(1),(2)	7.65	04/21/25		690,000	117,300
Venezuela Government International Bond(1),(2)	7.75	10/13/19		1,125,000	174,375
Venezuela Government International Bond(1),(2)	8.25	10/13/24		800,000	138,000
Venezuela Government International Bond(1),(2)	9.00	05/07/23		955,000	167,125
Venezuela Government International Bond(2)	9.25	09/15/27		1,815,000	357,328
Venezuela Government International Bond(1),(2)	9.25	05/07/28		635,000	114,300
Venezuela Government International Bond(2)	9.38	01/13/34		665,000	129,775
Venezuela Government International Bond(1),(2)	11.75	10/21/26		1,375,000	279,813
Venezuela Government International Bond(1),(2)	11.95	08/05/31		1,865,000	363,675
Venezuela Government International Bond(1),(2)	12.75	08/23/22		900,000	175,500
Zambia Government International Bond(1),(4)	5.75	06/30/33		864,970	770,904
					286,930,230
TOTAL GOVERNMENT AGENCIES AND OBLIGATIONS (Cost – $287,206,069)					298,169,181

SHORT-TERM INVESTMENTS – 0.7%
TIME DEPOSITS – 0.7%
Citibank, London	1.82	02/03/25	EUR	1,230	1,279
Citibank, New York	3.68	02/03/25		$2,447,273	2,447,273
TOTAL SHORT-TERM INVESTMENTS (Cost – $2,448,552)					2,448,552

TOTAL INVESTMENTS – 98.8% (Cost – $324,637,907)					$335,707,479
OTHER ASSETS LESS LIABILITIES – 1.2%					4,238,624
NET ASSETS – 100.0%					$339,946,103

ZCP Indicates a zero coupon rate.

EUR Euro.

(1)	Security was purchased pursuant to Regulation S under the Securities Act of 1933 and may not be resold subject to that Regulation except to qualified institutional buyers. The aggregate value of Regulation S holdings at January 31, 2025, amounts to $218,748,491 and represents 64.3% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.
(3)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2025.
(4)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of January 31, 2025.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

COUNTRY DIVERSIFICATION

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF invested, as a percentage of net assets, in the following countries as of January 31, 2025:

Country	Percent of Net Assets
Angola	1.2%
Argentina	4.5%
Azerbaijan	0.8%
Bahrain	3.5%
Bolivia	0.1%
Brazil	3.2%
Chile	1.7%
China	3.0%
Colombia	2.0%
Costa Rica	0.7%
Dominican Republic	2.9%
Ecuador	1.8%
Egypt	2.7%
El Salvador	0.3%
Ethiopia	0.2%
Ghana	1.4%
Hong Kong	0.2%
Hungary	2.8%
India	1.4%
Indonesia	3.4%
Iraq	0.1%
Ivory Coast	0.6%
Jamaica	0.3%
Jordan	1.1%
Kenya	1.1%
Kuwait	1.1%
Latvia	0.3%
Country	Percent of Net Assets
Lebanon	0.5%
Malaysia	1.0%
Mexico	4.0%
Morocco	0.9%
Nigeria	2.8%
Oman	3.6%
Pakistan	1.2%
Panama	1.5%
Paraguay	0.3%
Peru	1.7%
Philippines	2.6%
Poland	3.6%
Qatar	2.7%
Romania	3.1%
Saudi Arabia	6.7%
Senegal	0.5%
Serbia	0.9%
South Africa	2.6%
Sri Lanka	1.3%
Trinidad And Tobago	0.2%
Turkey	6.0%
Ukraine	1.5%
United Arab Emirates	3.8%
Uruguay	1.4%
Venezuela	1.0%
Zambia	0.2%
Other*	2.0%
100.0%

*	Includes cash and any non-equity securities and net other assets (liabilities).

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$35,089,746	$–	$35,089,746
Government Agencies and Obligations	–	298,169,181	–	298,169,181
Time Deposits	–	2,448,552	–	2,448,552
Total Investments	$–	$335,707,479	$–	$335,707,479

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Portfolio of Investments

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 101.1%
GOVERNMENT OBLIGATIONS – 99.4%
U.S. Treasury Bill	ZCP	09/04/25	$100,083,000	$97,682,847
U.S. Treasury Bill	ZCP	12/26/25	82,030,000	79,074,071
U.S. Treasury Bill	ZCP	01/22/26	70,000,000	67,269,051
U.S. Treasury Bill	ZCP	02/06/25	5,282,500	5,280,649
U.S. Treasury Bill	ZCP	02/18/25	6,297,500	6,286,388
U.S. Treasury Bill	ZCP	03/13/25	9,182,500	9,141,349
U.S. Treasury Bill	ZCP	11/28/25	77,397,700	74,829,219
U.S. Treasury Bill	ZCP	03/25/25	6,787,200	6,747,437
U.S. Treasury Bill	ZCP	10/02/25	66,116,000	64,331,796
U.S. Treasury Bill	ZCP	03/06/25	15,220,400	15,164,848
U.S. Treasury Bill	ZCP	02/27/25	11,097,200	11,065,887
U.S. Treasury Bill	ZCP	03/27/25	3,440,000	3,419,024
U.S. Treasury Bill	ZCP	03/04/25	7,888,000	7,861,094
U.S. Treasury Bill	ZCP	10/30/25	73,354,500	71,153,348
U.S. Treasury Bill	ZCP	03/11/25	6,520,000	6,492,469
U.S. Treasury Bill	ZCP	02/25/25	8,774,400	8,751,631
U.S. Treasury Bill	ZCP	04/03/25	9,175,100	9,111,695
U.S. Treasury Bill	ZCP	08/07/25	101,419,200	99,263,186
U.S. Treasury Bill	ZCP	02/11/25	20,522,400	20,503,105
U.S. Treasury Bill	ZCP	07/10/25	81,402,000	79,928,498
U.S. Treasury Bill	ZCP	05/15/25	100,319,500	99,143,357
U.S. Treasury Bill	ZCP	03/20/25	49,816,500	49,553,542
U.S. Treasury Bill	ZCP	06/12/25	83,412,400	82,163,825
U.S. Treasury Bill	ZCP	04/17/25	77,864,500	77,204,200
U.S. Treasury Bill	ZCP	02/20/25	23,453,900	23,406,895
TOTAL GOVERNMENT OBLIGATIONS (Cost – $1,074,153,258)				1,074,829,411

TIME DEPOSITS – 1.7%
Skandinaviska Enskilda Banken, Stockholm	3.68	02/03/25	17,947,730	17,947,730
TOTAL TIME DEPOSITS (Cost – $17,947,730)				17,947,730
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,092,100,988)				1,092,777,141

TOTAL INVESTMENTS – 101.1% (Cost – $1,092,100,988)				$1,092,777,141
OTHER ASSETS LESS LIABILITIES – (1.1)%				(11,779,087)
NET ASSETS – 100.0%				$1,080,998,054

ZCP Indicates a zero coupon rate.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$1,074,829,411	$–	$1,074,829,411
Time Deposits	–	17,947,730	–	17,947,730
Total Investments	$–	$1,092,777,141	$–	$1,092,777,141

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF
Portfolio of Investments
January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Bond	6.88	08/15/25	$832,400	$846,756
U.S. Treasury Note	0.25	07/31/25	386,700	379,200
U.S. Treasury Note	0.25	08/31/25	11,890,600	11,620,042
U.S. Treasury Note	0.25	09/30/25	14,272,800	13,904,829
U.S. Treasury Note	0.25	10/31/25	14,870,300	14,439,294
U.S. Treasury Note	0.38	11/30/25	14,315,000	13,868,495
U.S. Treasury Note	0.38	12/31/25	12,388,700	11,967,920
U.S. Treasury Note	0.38	01/31/26	15,385,100	14,809,962
U.S. Treasury Note	0.50	02/28/26	11,884,000	11,421,174
U.S. Treasury Note	0.63	07/31/26	10,500,000	9,962,285
U.S. Treasury Note	0.75	03/31/26	11,869,400	11,408,070
U.S. Treasury Note	0.75	04/30/26	11,114,400	10,653,326
U.S. Treasury Note	0.75	05/31/26	12,451,600	11,901,249
U.S. Treasury Note	0.88	06/30/26	10,127,700	9,669,580
U.S. Treasury Note	1.50	08/15/26	11,000,000	10,561,289
U.S. Treasury Note	1.63	02/15/26	11,031,700	10,740,610
U.S. Treasury Note	1.63	05/15/26	10,087,400	9,763,697
U.S. Treasury Note	1.88	06/30/26	5,262,200	5,096,420
U.S. Treasury Note	1.88	07/31/26	4,000,000	3,866,562
U.S. Treasury Note	2.00	08/15/25	13,075,300	12,919,520
U.S. Treasury Note	2.13	05/31/26	4,854,000	4,724,118
U.S. Treasury Note	2.25	11/15/25	16,324,900	16,073,012
U.S. Treasury Note	2.25	03/31/26	5,680,400	5,554,921
U.S. Treasury Note	2.38	04/30/26	3,184,800	3,114,510
U.S. Treasury Note	2.50	02/28/26	5,942,000	5,834,069
U.S. Treasury Note	2.63	12/31/25	5,159,800	5,086,434
U.S. Treasury Note	2.63	01/31/26	5,907,700	5,815,046
U.S. Treasury Note	2.75	08/31/25	5,496,800	5,448,810
U.S. Treasury Note	2.88	07/31/25	297,000	295,016
U.S. Treasury Note	2.88	11/30/25	6,570,100	6,496,571
U.S. Treasury Note	3.00	07/15/25	250,000	248,579
U.S. Treasury Note	3.00	09/30/25	5,169,700	5,127,696
U.S. Treasury Note	3.00	10/31/25	4,565,400	4,524,383
U.S. Treasury Note	3.13	08/15/25	9,657,500	9,599,404
U.S. Treasury Note	3.50	09/15/25	10,244,000	10,194,781
U.S. Treasury Note	3.63	05/15/26	7,962,000	7,903,529
U.S. Treasury Note	3.75	04/15/26	8,255,500	8,209,708
U.S. Treasury Note	3.75	08/31/26	5,500,000	5,461,973
U.S. Treasury Note	3.88	01/15/26	8,676,000	8,650,074
U.S. Treasury Note	4.00	12/15/25	9,369,800	9,352,415
U.S. Treasury Note	4.00	02/15/26	10,982,800	10,954,699
U.S. Treasury Note	4.13	06/15/26	7,960,000	7,950,516
U.S. Treasury Note	4.25	10/15/25	10,240,400	10,239,400
U.S. Treasury Note	4.25	12/31/25	13,888,400	13,888,400
U.S. Treasury Note	4.25	01/31/26	14,348,700	14,348,700
U.S. Treasury Note	4.38	07/31/26	14,106,800	14,139,863
U.S. Treasury Note	4.38	08/15/26	8,000,000	8,018,437
U.S. Treasury Note	4.50	11/15/25	11,418,300	11,437,479

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9% (Continued)
U.S. Treasury Note	4.50	03/31/26	$13,005,900	$13,043,495
U.S. Treasury Note	4.50	07/15/26	8,643,300	8,677,569
U.S. Treasury Note	4.63	02/28/26	12,839,600	12,888,752
U.S. Treasury Note	4.63	03/15/26	8,497,900	8,532,755
U.S. Treasury Note	4.63	06/30/26	14,085,500	14,163,906
U.S. Treasury Note	4.75	07/31/25	386,500	387,398
U.S. Treasury Note	4.88	11/30/25	14,474,600	14,544,146
U.S. Treasury Note	4.88	04/30/26	14,036,500	14,145,064
U.S. Treasury Note	4.88	05/31/26	14,478,800	14,598,703
U.S. Treasury Note	5.00	08/31/25	11,319,000	11,361,225
U.S. Treasury Note	5.00	09/30/25	13,838,800	13,900,426
U.S. Treasury Note	5.00	10/31/25	14,363,400	14,438,303
TOTAL GOVERNMENT OBLIGATIONS (Cost – $558,641,527)				559,174,565

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Citibank, New York	3.68	02/03/25	1,672,142	1,672,142
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,672,142)				1,672,142

TOTAL INVESTMENTS – 99.2% (Cost – $560,313,669)				$560,846,707
OTHER ASSETS LESS LIABILITIES – 0.8%				4,647,740
NET ASSETS – 100.0%				$565,494,447

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$559,174,565	$–	$559,174,565
Time Deposits	–	1,672,142	–	1,672,142
Total Investments	$–	$560,846,707	$–	$560,846,707

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments
January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8%
U.S. Treasury Bond	6.50	11/15/26	$130,500	$136,291
U.S. Treasury Bond	6.63	02/15/27	108,400	113,985
U.S. Treasury Note	0.38	01/31/26	99,700	95,973
U.S. Treasury Note	0.38	07/31/27	1,535,400	1,397,094
U.S. Treasury Note	0.38	09/30/27	1,629,900	1,473,914
U.S. Treasury Note	0.50	02/28/26	1,262,200	1,213,043
U.S. Treasury Note	0.50	04/30/27	1,146,400	1,056,434
U.S. Treasury Note	0.50	05/31/27	1,170,800	1,075,718
U.S. Treasury Note	0.50	06/30/27	1,402,600	1,284,584
U.S. Treasury Note	0.50	08/31/27	1,378,800	1,254,923
U.S. Treasury Note	0.50	10/31/27	1,630,000	1,474,131
U.S. Treasury Note	0.63	07/31/26	1,863,900	1,768,448
U.S. Treasury Note	0.63	03/31/27	881,200	816,866
U.S. Treasury Note	0.63	11/30/27	1,831,500	1,657,221
U.S. Treasury Note	0.63	12/31/27	1,664,100	1,501,070
U.S. Treasury Note	0.75	03/31/26	1,423,200	1,367,884
U.S. Treasury Note	0.75	04/30/26	1,806,000	1,731,079
U.S. Treasury Note	0.75	05/31/26	1,641,700	1,569,138
U.S. Treasury Note	0.75	08/31/26	2,135,300	2,023,947
U.S. Treasury Note	0.75	01/31/28	2,151,400	1,942,647
U.S. Treasury Note	0.88	06/30/26	2,058,700	1,965,576
U.S. Treasury Note	0.88	09/30/26	2,009,900	1,903,752
U.S. Treasury Note	1.13	10/31/26	1,939,100	1,839,911
U.S. Treasury Note	1.13	02/28/27	566,200	532,029
U.S. Treasury Note	1.13	02/29/28	2,100,000	1,913,707
U.S. Treasury Note	1.25	11/30/26	2,263,500	2,147,275
U.S. Treasury Note	1.25	12/31/26	1,921,100	1,818,216
U.S. Treasury Note	1.38	08/31/26	937,800	897,834
U.S. Treasury Note	1.50	08/15/26	1,898,700	1,822,975
U.S. Treasury Note	1.50	01/31/27	2,678,100	2,541,214
U.S. Treasury Note	1.63	02/15/26	1,206,400	1,174,567
U.S. Treasury Note	1.63	05/15/26	1,973,000	1,909,687
U.S. Treasury Note	1.63	09/30/26	401,100	384,774
U.S. Treasury Note	1.63	10/31/26	914,100	874,929
U.S. Treasury Note	1.63	11/30/26	661,700	632,027
U.S. Treasury Note	1.75	12/31/26	818,900	782,721
U.S. Treasury Note	1.88	06/30/26	852,100	825,256
U.S. Treasury Note	1.88	07/31/26	908,500	878,193
U.S. Treasury Note	1.88	02/28/27	1,889,000	1,802,224
U.S. Treasury Note	2.00	11/15/26	1,364,900	1,313,663
U.S. Treasury Note	2.13	05/31/26	763,900	743,460
U.S. Treasury Note	2.25	03/31/26	860,100	841,101
U.S. Treasury Note	2.25	02/15/27	1,651,000	1,588,701
U.S. Treasury Note	2.25	08/15/27	1,704,300	1,624,611
U.S. Treasury Note	2.25	11/15/27	1,790,800	1,698,532
U.S. Treasury Note	2.38	04/30/26	359,200	351,272
U.S. Treasury Note	2.38	05/15/27	2,111,000	2,027,220
U.S. Treasury Note	2.50	02/28/26	1,065,500	1,046,146

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8% (Continued)
U.S. Treasury Note	2.50	03/31/27	$2,005,200	$1,935,801
U.S. Treasury Note	2.63	01/31/26	144,100	141,840
U.S. Treasury Note	2.63	05/31/27	1,844,800	1,780,448
U.S. Treasury Note	2.75	04/30/27	1,730,400	1,676,866
U.S. Treasury Note	2.75	07/31/27	1,888,700	1,823,555
U.S. Treasury Note	2.75	02/15/28	1,982,900	1,899,014
U.S. Treasury Note	3.13	08/31/27	1,535,400	1,494,436
U.S. Treasury Note	3.25	06/30/27	1,874,400	1,834,203
U.S. Treasury Note	3.38	09/15/27	2,019,200	1,977,081
U.S. Treasury Note	3.50	01/31/28	1,321,500	1,294,502
U.S. Treasury Note	3.63	05/15/26	1,033,900	1,026,307
U.S. Treasury Note	3.63	03/31/28	1,372,600	1,347,561
U.S. Treasury Note	3.75	04/15/26	1,231,700	1,224,868
U.S. Treasury Note	3.75	08/15/27	2,024,100	2,001,329
U.S. Treasury Note	3.88	10/15/27	1,662,000	1,647,068
U.S. Treasury Note	3.88	11/30/27	1,540,700	1,525,955
U.S. Treasury Note	3.88	12/31/27	1,599,800	1,584,489
U.S. Treasury Note	4.00	02/15/26	107,000	106,726
U.S. Treasury Note	4.00	01/15/27	1,944,600	1,937,118
U.S. Treasury Note	4.00	12/15/27	1,464,800	1,455,931
U.S. Treasury Note	4.00	02/29/28	1,321,500	1,312,260
U.S. Treasury Note	4.13	06/15/26	1,177,600	1,176,197
U.S. Treasury Note	4.13	02/15/27	1,765,400	1,762,435
U.S. Treasury Note	4.13	09/30/27	1,586,600	1,583,067
U.S. Treasury Note	4.13	10/31/27	1,723,600	1,719,358
U.S. Treasury Note	4.13	11/15/27	1,331,300	1,327,504
U.S. Treasury Note	4.25	01/31/26	141,000	141,000
U.S. Treasury Note	4.25	03/15/27	1,836,200	1,837,419
U.S. Treasury Note	4.25	01/15/28	1,800,000	1,800,633
U.S. Treasury Note	4.38	08/15/26	1,226,100	1,228,926
U.S. Treasury Note	4.38	12/15/26	1,810,700	1,816,005
U.S. Treasury Note	4.38	07/15/27	1,920,400	1,927,376
U.S. Treasury Note	4.50	03/31/26	1,187,900	1,191,334
U.S. Treasury Note	4.50	07/15/26	1,688,800	1,695,496
U.S. Treasury Note	4.50	04/15/27	2,037,200	2,049,216
U.S. Treasury Note	4.50	05/15/27	1,942,500	1,954,109
U.S. Treasury Note	4.63	02/28/26	1,077,900	1,082,026
U.S. Treasury Note	4.63	03/15/26	1,324,100	1,329,531
U.S. Treasury Note	4.63	09/15/26	1,535,900	1,545,679
U.S. Treasury Note	4.63	10/15/26	1,639,500	1,650,291
U.S. Treasury Note	4.63	11/15/26	1,078,400	1,085,856
U.S. Treasury Note	4.63	06/15/27	1,466,600	1,480,063
U.S. Treasury Note	4.88	04/30/26	820,400	826,745
U.S. Treasury Note	4.88	05/31/26	500,300	504,444
TOTAL GOVERNMENT OBLIGATIONS (Cost – $126,576,393)				126,578,031

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.5%
TIME DEPOSITS – 0.5%
JP Morgan Chase, New York	3.68	02/03/25	$600,352	$600,352
TOTAL SHORT-TERM INVESTMENTS (Cost – $600,352)				600,352

TOTAL INVESTMENTS – 99.3% (Cost – $127,176,745)				$127,178,383
OTHER ASSETS LESS LIABILITIES – 0.7%				896,197
NET ASSETS – 100.0%				$128,074,580

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$126,578,031	$–	$126,578,031
Time Deposits	–	600,352	–	600,352
Total Investments	$–	$127,178,383	$–	$127,178,383

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.1%
U.S. Treasury Bond	5.25	11/15/28	$230,000	$237,610
U.S. Treasury Note	0.38	07/31/27	1,590,400	1,447,140
U.S. Treasury Note	0.38	09/30/27	1,941,400	1,755,602
U.S. Treasury Note	0.50	04/30/27	1,289,400	1,188,212
U.S. Treasury Note	0.50	05/31/27	1,357,000	1,246,797
U.S. Treasury Note	0.50	06/30/27	1,171,800	1,073,204
U.S. Treasury Note	0.50	08/31/27	1,471,400	1,339,204
U.S. Treasury Note	0.50	10/31/27	1,683,800	1,522,787
U.S. Treasury Note	0.63	03/31/27	845,700	783,957
U.S. Treasury Note	0.63	11/30/27	1,781,200	1,611,708
U.S. Treasury Note	0.63	12/31/27	1,966,000	1,773,393
U.S. Treasury Note	0.75	01/31/28	2,225,200	2,009,286
U.S. Treasury Note	1.00	07/31/28	1,667,500	1,492,022
U.S. Treasury Note	1.13	02/28/27	676,200	635,390
U.S. Treasury Note	1.13	02/29/28	2,201,000	2,005,747
U.S. Treasury Note	1.13	08/31/28	1,733,000	1,553,201
U.S. Treasury Note	1.25	03/31/28	1,801,800	1,643,861
U.S. Treasury Note	1.25	04/30/28	2,023,800	1,841,342
U.S. Treasury Note	1.25	05/31/28	1,753,400	1,591,347
U.S. Treasury Note	1.25	06/30/28	1,682,200	1,522,654
U.S. Treasury Note	1.25	09/30/28	2,252,000	2,022,226
U.S. Treasury Note	1.38	10/31/28	1,383,800	1,245,582
U.S. Treasury Note	1.38	12/31/28	1,826,200	1,635,519
U.S. Treasury Note	1.50	01/31/27	133,200	126,392
U.S. Treasury Note	1.50	11/30/28	1,666,800	1,503,896
U.S. Treasury Note	1.75	01/31/29	1,618,400	1,468,066
U.S. Treasury Note	1.88	02/28/27	130,500	124,505
U.S. Treasury Note	1.88	02/28/29	1,456,800	1,325,574
U.S. Treasury Note	2.25	02/15/27	128,100	123,266
U.S. Treasury Note	2.25	08/15/27	1,448,800	1,381,057
U.S. Treasury Note	2.25	11/15/27	1,447,400	1,372,825
U.S. Treasury Note	2.38	05/15/27	1,749,500	1,680,067
U.S. Treasury Note	2.38	03/31/29	1,270,000	1,176,933
U.S. Treasury Note	2.38	05/15/29	1,500,000	1,387,500
U.S. Treasury Note	2.50	03/31/27	1,760,500	1,699,570
U.S. Treasury Note	2.63	05/31/27	1,962,200	1,893,753
U.S. Treasury Note	2.63	02/15/29	1,940,700	1,820,771
U.S. Treasury Note	2.75	04/30/27	1,990,000	1,928,434
U.S. Treasury Note	2.75	07/31/27	1,501,300	1,449,517
U.S. Treasury Note	2.75	02/15/28	2,034,700	1,948,623
U.S. Treasury Note	2.88	05/15/28	1,944,400	1,862,523
U.S. Treasury Note	2.88	08/15/28	2,170,500	2,071,132
U.S. Treasury Note	2.88	04/30/29	1,329,500	1,255,806
U.S. Treasury Note	3.13	08/31/27	1,708,000	1,662,431
U.S. Treasury Note	3.13	11/15/28	1,807,500	1,734,211
U.S. Treasury Note	3.25	06/30/27	1,332,700	1,304,120
U.S. Treasury Note	3.38	09/15/27	1,027,600	1,006,165
U.S. Treasury Note	3.50	01/31/28	1,287,100	1,260,805

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.1% (Continued)
U.S. Treasury Note	3.50	04/30/28	$1,292,800	$1,263,308
U.S. Treasury Note	3.63	03/31/28	1,222,700	1,200,395
U.S. Treasury Note	3.63	05/31/28	1,363,500	1,336,763
U.S. Treasury Note	3.75	08/15/27	1,035,200	1,023,554
U.S. Treasury Note	3.75	12/31/28	1,971,300	1,932,336
U.S. Treasury Note	3.88	10/15/27	790,400	783,299
U.S. Treasury Note	3.88	11/30/27	1,523,300	1,508,722
U.S. Treasury Note	3.88	12/31/27	1,704,100	1,687,791
U.S. Treasury Note	4.00	12/15/27	1,000,000	993,945
U.S. Treasury Note	4.00	02/29/28	1,265,400	1,256,552
U.S. Treasury Note	4.00	06/30/28	1,522,500	1,509,951
U.S. Treasury Note	4.00	01/31/29	1,965,500	1,943,849
U.S. Treasury Note	4.13	09/30/27	1,400,600	1,397,481
U.S. Treasury Note	4.13	10/31/27	1,572,900	1,569,029
U.S. Treasury Note	4.13	11/15/27	965,500	962,747
U.S. Treasury Note	4.13	07/31/28	1,520,200	1,513,133
U.S. Treasury Note	4.13	03/31/29	2,169,700	2,153,936
U.S. Treasury Note	4.25	03/15/27	115,700	115,777
U.S. Treasury Note	4.25	01/15/28	1,000,000	1,000,352
U.S. Treasury Note	4.25	02/28/29	2,110,800	2,106,018
U.S. Treasury Note	4.25	06/30/29	1,970,000	1,964,305
U.S. Treasury Note	4.38	07/15/27	1,574,500	1,580,220
U.S. Treasury Note	4.38	08/31/28	1,468,000	1,472,301
U.S. Treasury Note	4.38	11/30/28	1,687,500	1,691,851
U.S. Treasury Note	4.50	04/15/27	1,469,000	1,477,665
U.S. Treasury Note	4.50	05/15/27	1,520,000	1,529,084
U.S. Treasury Note	4.50	05/31/29	2,187,000	2,202,548
U.S. Treasury Note	4.63	06/15/27	1,028,000	1,037,437
U.S. Treasury Note	4.63	09/30/28	1,752,500	1,772,216
U.S. Treasury Note	4.63	04/30/29	2,140,800	2,166,138
U.S. Treasury Note	4.88	10/31/28	1,561,200	1,592,241
TOTAL GOVERNMENT OBLIGATIONS (Cost – $113,876,293)				113,490,677

SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
JP Morgan Chase, New York	3.68	02/03/25	254,638	254,638
TOTAL SHORT-TERM INVESTMENTS (Cost – $254,638)				254,638

TOTAL INVESTMENTS – 99.3% (Cost – $114,130,931)				$113,745,315
OTHER ASSETS LESS LIABILITIES – 0.7%				839,578
NET ASSETS – 100.0%				$114,584,893

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$113,490,677	$–	$113,490,677
Time Deposits	–	254,638	–	254,638
Total Investments	$–	$113,745,315	$–	$113,745,315

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Portfolio of Investments
January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.7%
U.S. Treasury Note	0.63	05/15/30	$4,025,800	$3,322,543
U.S. Treasury Note	0.63	08/15/30	5,464,500	4,466,588
U.S. Treasury Note	0.88	11/15/30	7,096,100	5,840,423
U.S. Treasury Note	1.13	02/15/31	6,302,500	5,227,628
U.S. Treasury Note	1.50	02/15/30	2,118,200	1,848,626
U.S. Treasury Note	1.63	08/15/29	1,969,800	1,756,046
U.S. Treasury Note	1.63	05/15/31	4,571,500	3,877,918
U.S. Treasury Note	1.75	11/15/29	1,223,800	1,090,807
U.S. Treasury Note	2.38	05/15/29	115,100	106,467
U.S. Treasury Note	2.63	07/31/29	1,657,500	1,543,612
U.S. Treasury Note	2.75	05/31/29	1,648,200	1,547,248
U.S. Treasury Note	3.13	08/31/29	1,425,900	1,354,883
U.S. Treasury Note	3.25	06/30/29	1,446,300	1,384,380
U.S. Treasury Note	3.50	09/30/29	2,558,200	2,469,462
U.S. Treasury Note	3.50	01/31/30	1,356,100	1,305,140
U.S. Treasury Note	3.50	04/30/30	1,545,400	1,483,825
U.S. Treasury Note	3.63	08/31/29	2,617,400	2,542,252
U.S. Treasury Note	3.63	03/31/30	1,274,600	1,232,030
U.S. Treasury Note	3.63	09/30/31	1,397,000	1,332,170
U.S. Treasury Note	3.75	05/31/30	1,435,300	1,393,531
U.S. Treasury Note	3.75	06/30/30	1,421,200	1,378,953
U.S. Treasury Note	3.75	12/31/30	2,480,400	2,397,074
U.S. Treasury Note	3.75	08/31/31	2,340,000	2,249,325
U.S. Treasury Note	3.88	09/30/29	1,746,100	1,712,269
U.S. Treasury Note	3.88	11/30/29	1,434,600	1,405,572
U.S. Treasury Note	3.88	12/31/29	1,480,200	1,449,844
U.S. Treasury Note	4.00	07/31/29	112,100	110,646
U.S. Treasury Note	4.00	10/31/29	1,264,500	1,246,175
U.S. Treasury Note	4.00	02/28/30	1,302,700	1,282,498
U.S. Treasury Note	4.00	07/31/30	2,138,100	2,099,598
U.S. Treasury Note	4.00	01/31/31	2,674,900	2,618,372
U.S. Treasury Note	4.13	10/31/29	2,951,400	2,925,806
U.S. Treasury Note	4.13	11/30/29	3,173,300	3,146,029
U.S. Treasury Note	4.13	08/31/30	1,948,200	1,923,467
U.S. Treasury Note	4.13	03/31/31	2,462,700	2,424,317
U.S. Treasury Note	4.13	07/31/31	2,998,800	2,947,844
U.S. Treasury Note	4.13	10/31/31	2,197,000	2,157,008
U.S. Treasury Note	4.13	11/30/31	1,903,600	1,868,354
U.S. Treasury Note	4.25	06/30/29	114,300	113,970
U.S. Treasury Note	4.25	01/31/30	3,300,000	3,288,270
U.S. Treasury Note	4.25	02/28/31	2,079,900	2,062,351
U.S. Treasury Note	4.25	06/30/31	2,829,600	2,802,299
U.S. Treasury Note	4.38	12/31/29	2,740,900	2,746,253
U.S. Treasury Note	4.38	11/30/30	2,060,500	2,058,327
U.S. Treasury Note	4.38	01/31/32	1,700,000	1,693,227
U.S. Treasury Note	4.50	12/31/31	1,903,600	1,910,292
U.S. Treasury Note	4.63	09/30/30	2,469,200	2,498,522
U.S. Treasury Note	4.63	04/30/31	2,448,000	2,475,062

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.7% (Continued)
U.S. Treasury Note	4.63	05/31/31	$2,837,000	$2,867,919
U.S. Treasury Note	4.88	10/31/30	1,860,600	1,906,097
U.S. Treasury Bond	5.38	02/15/31	633,800	666,555
TOTAL GOVERNMENT OBLIGATIONS (Cost – $108,904,373)				107,557,874

SHORT-TERM INVESTMENTS – 0.7%
TIME DEPOSITS – 0.7%
JP Morgan Chase, New York	3.68	02/03/25	750,675	750,675
TOTAL SHORT-TERM INVESTMENTS (Cost – $750,675)				750,675

TOTAL INVESTMENTS – 99.4% (Cost – $109,655,048)				$108,308,549
OTHER ASSETS LESS LIABILITIES – 0.6%				600,724
NET ASSETS – 100.0%				$108,909,273

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$107,557,874	$–	$107,557,874
Time Deposits	–	750,675	–	750,675
Total Investments	$–	$108,308,549	$–	$108,308,549

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Portfolio of Investments

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.4%
U.S. Treasury Bond	4.50	02/15/36	$1,276,000	$1,280,486
U.S. Treasury Bond	4.75	02/15/37	1,000,000	1,019,531
U.S. Treasury Note	0.63	05/15/30	2,139,300	1,765,591
U.S. Treasury Note	0.63	08/15/30	2,806,200	2,293,740
U.S. Treasury Note	0.88	11/15/30	3,297,800	2,714,244
U.S. Treasury Note	1.13	02/15/31	3,232,700	2,681,373
U.S. Treasury Note	1.25	08/15/31	2,688,200	2,206,844
U.S. Treasury Note	1.38	11/15/31	3,236,900	2,659,316
U.S. Treasury Note	1.63	05/15/31	3,190,300	2,706,272
U.S. Treasury Note	1.88	02/15/32	2,428,800	2,053,854
U.S. Treasury Note	2.75	08/15/32	2,588,400	2,306,305
U.S. Treasury Note	2.88	05/15/32	2,836,100	2,558,916
U.S. Treasury Note	3.38	05/15/33	13,534,900	12,488,060
U.S. Treasury Note	3.50	02/15/33	1,421,400	1,326,899
U.S. Treasury Note	3.63	09/30/31	981,600	936,048
U.S. Treasury Note	3.75	12/31/30	1,248,400	1,206,462
U.S. Treasury Note	3.75	08/31/31	802,600	771,499
U.S. Treasury Note	3.88	08/15/33	14,501,200	13,854,311
U.S. Treasury Note	3.88	08/15/34	16,065,500	15,245,909
U.S. Treasury Note	4.00	01/31/31	1,143,600	1,119,432
U.S. Treasury Note	4.00	02/15/34	16,165,600	15,535,394
U.S. Treasury Note	4.13	03/31/31	997,600	982,051
U.S. Treasury Note	4.13	07/31/31	614,500	604,058
U.S. Treasury Note	4.13	10/31/31	646,000	634,241
U.S. Treasury Note	4.13	11/30/31	632,000	620,298
U.S. Treasury Note	4.13	11/15/32	2,395,400	2,342,813
U.S. Treasury Note	4.25	02/28/31	906,300	898,653
U.S. Treasury Note	4.25	06/30/31	1,301,400	1,288,843
U.S. Treasury Note	4.25	11/15/34	14,129,700	13,804,055
U.S. Treasury Note	4.38	11/30/30	1,191,300	1,190,044
U.S. Treasury Note	4.38	05/15/34	16,408,600	16,213,748
U.S. Treasury Note	4.50	12/31/31	790,000	792,777
U.S. Treasury Note	4.50	11/15/33	15,284,500	15,265,394
U.S. Treasury Note	4.63	04/30/31	1,277,400	1,291,521
U.S. Treasury Note	4.63	05/31/31	1,043,100	1,054,468
U.S. Treasury Note	4.88	10/31/30	97,200	99,577
TOTAL GOVERNMENT OBLIGATIONS (Cost – $147,451,235)				145,813,027

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Skandinaviska Enskilda Banken, Stockholm	3.68	02/03/25	81,849	81,849
TOTAL SHORT-TERM INVESTMENTS (Cost – $81,849)				81,849

TOTAL INVESTMENTS – 98.5% (Cost – $147,533,084)				$145,894,876
OTHER ASSETS LESS LIABILITIES – 1.5%				2,213,954
NET ASSETS – 100.0%				$148,108,830

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$145,813,027	$–	$145,813,027
Time Deposits	–	81,849	–	81,849
Total Investments	$–	$145,894,876	$–	$145,894,876

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.4%
U.S. Treasury Bond	1.13	05/15/40	$4,838,300	$2,928,684
U.S. Treasury Bond	1.13	08/15/40	5,821,600	3,492,960
U.S. Treasury Bond	1.38	11/15/40	6,628,100	4,124,439
U.S. Treasury Bond	1.75	08/15/41	8,867,200	5,775,457
U.S. Treasury Bond	1.88	02/15/41	9,997,600	6,741,351
U.S. Treasury Bond	2.00	11/15/41	6,493,400	4,385,074
U.S. Treasury Bond	2.25	05/15/41	10,953,800	7,810,573
U.S. Treasury Bond	2.38	02/15/42	8,041,500	5,750,929
U.S. Treasury Bond	2.75	08/15/42	2,185,900	1,647,964
U.S. Treasury Bond	2.75	11/15/42	2,540,600	1,906,244
U.S. Treasury Bond	2.88	05/15/43	4,667,600	3,547,376
U.S. Treasury Bond	3.00	05/15/42	3,848,500	3,027,988
U.S. Treasury Bond	3.13	11/15/41	1,715,200	1,385,828
U.S. Treasury Bond	3.13	02/15/42	3,967,100	3,192,896
U.S. Treasury Bond	3.13	02/15/43	3,610,600	2,862,247
U.S. Treasury Bond	3.13	08/15/44	2,864,500	2,233,191
U.S. Treasury Bond	3.25	05/15/42	9,288,700	7,584,079
U.S. Treasury Bond	3.38	08/15/42	5,228,300	4,334,996
U.S. Treasury Bond	3.38	05/15/44	1,778,400	1,446,617
U.S. Treasury Bond	3.50	02/15/39	1,003,200	884,148
U.S. Treasury Bond	3.63	08/15/43	5,213,000	4,431,050
U.S. Treasury Bond	3.63	02/15/44	4,439,800	3,758,221
U.S. Treasury Bond	3.75	08/15/41	1,891,100	1,669,487
U.S. Treasury Bond	3.75	11/15/43	3,074,900	2,654,023
U.S. Treasury Bond	3.88	08/15/40	2,013,400	1,819,138
U.S. Treasury Bond	3.88	02/15/43	5,549,200	4,911,909
U.S. Treasury Bond	3.88	05/15/43	5,249,400	4,635,466
U.S. Treasury Bond	4.00	11/15/42	5,070,600	4,575,424
U.S. Treasury Bond	4.13	08/15/44	4,279,600	3,884,740
U.S. Treasury Bond	4.25	05/15/39	1,518,800	1,447,725
U.S. Treasury Bond	4.25	11/15/40	1,730,500	1,632,078
U.S. Treasury Bond	4.38	02/15/38	435,900	425,581
U.S. Treasury Bond	4.38	11/15/39	1,800,000	1,732,781
U.S. Treasury Bond	4.38	05/15/40	1,836,400	1,762,083
U.S. Treasury Bond	4.38	05/15/41	1,032,400	986,184
U.S. Treasury Bond	4.38	08/15/43	6,747,900	6,368,858
U.S. Treasury Bond	4.50	02/15/36	885,700	888,814
U.S. Treasury Bond	4.50	05/15/38	882,700	872,218
U.S. Treasury Bond	4.50	08/15/39	1,698,200	1,659,991
U.S. Treasury Bond	4.50	02/15/44	3,071,500	2,939,282
U.S. Treasury Bond	4.63	02/15/40	1,841,200	1,818,760
U.S. Treasury Bond	4.63	05/15/44	1,009,800	981,873
U.S. Treasury Bond	4.63	11/15/44	1,123,500	1,091,199
U.S. Treasury Bond	4.75	02/15/41	1,680,600	1,677,974
U.S. Treasury Bond	4.75	11/15/43	6,298,100	6,235,611
U.S. Treasury Bond	5.00	05/15/37	719,200	748,249
U.S. Treasury Note	1.25	08/15/31	10,147,600	8,330,545

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.4% (Continued)
U.S. Treasury Note	1.38	11/15/31	$9,389,300	$7,713,897
U.S. Treasury Note	1.88	02/15/32	9,303,500	7,867,272
U.S. Treasury Note	2.75	08/15/32	8,395,000	7,480,076
U.S. Treasury Note	2.88	05/15/32	8,955,700	8,080,420
U.S. Treasury Note	3.38	05/15/33	9,068,400	8,367,016
U.S. Treasury Note	3.50	02/15/33	9,656,600	9,014,587
U.S. Treasury Note	3.88	08/15/33	10,260,800	9,803,072
U.S. Treasury Note	3.88	08/15/34	11,289,400	10,713,464
U.S. Treasury Note	4.00	02/15/34	11,459,700	11,012,951
U.S. Treasury Note	4.13	11/15/32	8,599,500	8,410,714
U.S. Treasury Note	4.25	11/15/34	4,363,600	4,263,033
U.S. Treasury Note	4.38	05/15/34	10,560,600	10,435,193
U.S. Treasury Note	4.50	11/15/33	10,750,900	10,737,461
TOTAL GOVERNMENT OBLIGATIONS (Cost – $268,872,871)				262,901,461

SHORT-TERM INVESTMENTS – 0.0%
TIME DEPOSITS – 0.0%
Skandinaviska Enskilda Banken, Stockholm	3.68	02/03/25	47,748	47,748
TOTAL SHORT-TERM INVESTMENTS (Cost – $47,748)				47,748

TOTAL INVESTMENTS – 98.4% (Cost – $268,920,619)				$262,949,209
OTHER ASSETS LESS LIABILITIES – 1.6%				4,286,373
NET ASSETS – 100.0%				$267,235,582

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$262,901,461	$–	$262,901,461
Time Deposits	–	47,748	–	47,748
Total Investments	$–	$262,949,209	$–	$262,949,209

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.7%
U.S. Treasury Bond	1.25	05/15/50	$4,150,000	$1,971,250
U.S. Treasury Bond	1.38	08/15/50	4,699,800	2,295,559
U.S. Treasury Bond	1.63	11/15/50	4,597,700	2,402,298
U.S. Treasury Bond	1.88	02/15/51	5,168,600	2,880,687
U.S. Treasury Bond	1.88	11/15/51	4,783,800	2,642,302
U.S. Treasury Bond	2.00	02/15/50	3,622,400	2,108,350
U.S. Treasury Bond	2.00	08/15/51	5,130,400	2,934,348
U.S. Treasury Bond	2.25	08/15/49	2,993,700	1,859,836
U.S. Treasury Bond	2.25	02/15/52	4,386,700	2,662,521
U.S. Treasury Bond	2.38	11/15/49	2,870,500	1,828,823
U.S. Treasury Bond	2.38	05/15/51	5,101,300	3,210,631
U.S. Treasury Bond	2.88	05/15/52	4,150,300	2,903,589
U.S. Treasury Bond	3.00	08/15/52	3,956,500	2,840,025
U.S. Treasury Bond	3.63	02/15/53	3,886,200	3,162,395
U.S. Treasury Bond	3.63	05/15/53	3,939,500	3,206,691
U.S. Treasury Strip	ZCP	11/15/44	98,000	37,519
U.S. Treasury Strip	ZCP	02/15/45	1,004,500	379,709
U.S. Treasury Strip	ZCP	08/15/45	352,500	130,294
U.S. Treasury Strip	ZCP	02/15/46	1,421,700	511,451
U.S. Treasury Strip	ZCP	08/15/46	1,564,600	548,282
U.S. Treasury Strip	ZCP	05/15/47	707,600	238,511
U.S. Treasury Strip	ZCP	08/15/47	1,533,700	509,925
U.S. Treasury Strip	ZCP	11/15/47	1,050,900	345,299
U.S. Treasury Strip	ZCP	02/15/48	1,761,000	570,468
U.S. Treasury Strip	ZCP	08/15/48	2,117,800	669,547
U.S. Treasury Strip	ZCP	11/15/48	1,415,200	442,278
U.S. Treasury Strip	ZCP	02/15/49	2,338,800	721,830
U.S. Treasury Strip	ZCP	05/15/49	3,866,600	1,179,993
U.S. Treasury Strip	ZCP	02/15/50	860,000	254,019
U.S. Treasury Strip	ZCP	05/15/50	2,072,100	610,946
U.S. Treasury Strip	ZCP	08/15/50	2,103,100	608,502
U.S. Treasury Strip	ZCP	11/15/50	2,980,400	852,383
U.S. Treasury Strip	ZCP	02/15/51	2,813,800	797,317
U.S. Treasury Strip	ZCP	05/15/51	2,078,600	583,348
U.S. Treasury Strip	ZCP	08/15/51	2,526,300	700,506
U.S. Treasury Strip	ZCP	11/15/51	3,079,600	845,507
U.S. Treasury Strip	ZCP	02/15/52	2,714,000	737,763
U.S. Treasury Strip	ZCP	08/15/52	4,041,500	1,079,838
U.S. Treasury Strip	ZCP	11/15/52	857,600	229,408
U.S. Treasury Strip	ZCP	02/15/53	2,232,200	589,833
U.S. Treasury Strip	ZCP	05/15/53	7,314,800	1,918,849
U.S. Treasury Strip	ZCP	11/15/53	1,761,800	458,343
U.S. Treasury Strip	ZCP	02/15/54	2,295,100	588,836
U.S. Treasury Strip	ZCP	08/15/54	1,423,200	358,913
TOTAL GOVERNMENT OBLIGATIONS (Cost – $60,412,606)				56,408,722

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.0%
TIME DEPOSITS – 0.0%
ANZ National Bank, London	3.68	02/03/25	$15,639	$15,639
TOTAL SHORT-TERM INVESTMENTS (Cost – $15,639)				15,639

TOTAL INVESTMENTS – 98.7% (Cost – $60,428,245)				$56,424,361
OTHER ASSETS LESS LIABILITIES – 1.3%				724,537
NET ASSETS – 100.0%				$57,148,898

ZCP Indicates a zero coupon rate.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$56,408,722	$–	$56,408,722
Time Deposits	–	15,639	–	15,639
Total Investments	$–	$56,424,361	$–	$56,424,361

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 9.1%
AUTOMOBILE – 0.5%
Avis Budget Rental Car Funding AESOP LLC 2024-2A Class A(1)	5.13	10/20/28	$250,000	$251,739
NextGear Floorplan Master Owner Trust 2023-1A Class A2(1)	5.74	03/15/28	100,000	101,297
Wheels Fleet Lease Funding 1 LLC 2023-1A Class A(1)	5.80	04/18/38	376,485	379,630
				732,666
OTHER ABS – 8.6%
Aimco CLO 14 Ltd. 2021-14A Class A (CME Term SOFR 3 Month + 1.25%)(1)	5.54	04/20/34	300,000	300,414
AIMCO CLO 2017-AA Class AR (CME Term SOFR 3 Month + 1.31%)(1)	5.60	04/20/34	411,000	411,587
AIMCO CLO 22 Ltd. 2024-22A Class A (CME Term SOFR 3 Month + 1.50%)(1)	5.79	04/19/37	400,000	403,039
Apidos CLO XL Ltd. 2022-40A Class AR (CME Term SOFR 3 Month + 1.35%)(1)	5.65	07/15/37	440,000	441,510
Apidos CLO XLVII Ltd. 2024-47A Class A1 (CME Term SOFR 3 Month + 1.50%)(1)	5.80	04/26/37	500,000	504,135
Bain Capital Credit CLO 2022-6 Ltd. 2022-6A Class A1R (CME Term SOFR 3 Month + 1.37%)(1)	5.66	01/22/38	631,000	635,651
CCG Receivables Trust 2023-2 Class A2(1)	6.28	04/14/32	76,122	77,304
CIFC Funding 2015-III Ltd. 2015-3A Class AR (CME Term SOFR 3 Month + 1.13%)(1)	5.42	04/19/29	46,215	46,283
CIFC Funding 2018-III Ltd. 2018-3A Class A (CME Term SOFR 3 Month + 1.36%)(1)	5.65	07/18/31	188,795	189,508
CIFC Funding 2021-IV Ltd. 2021-4A Class AR (CME Term SOFR 3 Month + 1.36%)(1)	5.65	07/23/37	609,000	611,116
DB Master Finance LLC 2017-1A Class A2II(1)	4.03	11/20/47	139,875	136,217
DB Master Finance LLC 2021-1A Class A2I(1)	2.05	11/20/51	291,000	276,643
DB Master Finance LLC 2021-1A Class A2II(1)	2.49	11/20/51	485,000	441,662
Domino’s Pizza Master Issuer LLC 2018-1A Class A2I(1)	4.12	07/25/48	213,188	211,987
Domino’s Pizza Master Issuer LLC 2021-1A Class A2I(1)	2.66	04/25/51	413,313	378,287
Elmwood CLO 30 Ltd. 2024-6A Class A (CME Term SOFR 3 Month + 1.43%)(1)	5.73	07/17/37	450,000	453,565
Elmwood CLO 31 Ltd. 2024-7A Class A1 (CME Term SOFR 3 Month + 1.35%)(1)	5.65	07/17/37	325,000	326,283
Elmwood CLO I Ltd. 2019-1A Class A1RR (CME Term SOFR 3 Month + 1.52%)(1)	5.81	04/20/37	1,130,000	1,139,180
LCM XVIII LP 18A Class A1R (CME Term SOFR 3 Month + 1.28%)(1)	5.57	04/20/31	135,359	135,884
Palmer Square CLO 2022-4 Ltd. 2022-4A Class A1R (CME Term SOFR 3 Month + 1.35%)(1)	ZCP	10/20/37	500,000	501,938
Palmer Square Loan Funding 2024-1 Ltd. 2024-1A Class A1 (CME Term SOFR 3 Month + 1.05%)(1)	5.35	10/15/32	321,969	322,551
PFS Financing Corp. 2022-D Class A(1)	4.27	08/15/27	100,000	99,826
Planet Fitness Master Issuer LLC 2022-1A Class A2I(1)	3.25	12/05/51	253,823	245,083
SERVPRO Master Issuer LLC 2019-1A Class A2(1)	3.88	10/25/49	355,313	346,180
Subway Funding LLC 2024-1A Class A2I(1)	6.03	07/30/54	1,122,188	1,136,139
Taco Bell Funding LLC 2016-1A Class A23(1)	4.97	05/25/46	703,125	703,107
TCI-Flatiron CLO 2016-1 Ltd. 2016-1A Class AR3 (CME Term SOFR 3 Month + 1.10%)(1)	5.40	01/17/32	83,448	83,675
Tricon Residential Trust 2023-SFR1 Class A(1)	5.10	07/17/40	99,908	100,023
Tricon Residential Trust 2023-SFR2 Class A(1)	5.00	12/17/40	394,785	393,852
Uniti Fiber Abs Issuer LLC 2025-1A Class A2(1)	5.88	04/20/55	504,000	506,677
Wendy’s Funding LLC 2019-1A Class A2I(1)	3.78	06/15/49	444,959	436,624

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OTHER ABS – 8.6% (Continued)
Wendy’s Funding LLC 2021-1A Class A2I(1)	2.37	06/15/51	$270,072	$242,472
Wind River 2021-3 CLO Ltd. 2021-3A Class A (CME Term SOFR 3 Month + 1.41%)(1)	5.70	07/20/33	250,000	250,392
				12,488,794
TOTAL ASSET-BACKED SECURITIES (Cost – $13,136,434)				13,221,460

COLLATERALIZED MORTGAGE OBLIGATIONS – 9.4%
COMMERCIAL – 8.7%
BLP Commercial Mortgage Trust 2024-IND2 Class A (CME Term SOFR 1 Month + 1.34%)(1)	5.65	03/15/41	396,610	398,066
BX Commercial Mortgage Trust 2021-VOLT Class A (CME Term SOFR 1 Month + 0.81%)(1)	5.12	09/15/36	625,000	622,147
BX Commercial Mortgage Trust 2023-XL3 Class A (CME Term SOFR 1 Month + 1.76%)(1)	6.07	12/09/40	716,009	720,588
BX Commercial Mortgage Trust 2024-XL4 Class A (CME Term SOFR 1 Month + 1.44%)(1)	5.75	02/15/39	758,167	762,389
BX Commercial Mortgage Trust 2024-XL5 Class A (CME Term SOFR 1 Month + 1.39%)(1)	5.70	03/15/41	714,665	717,538
BX Trust 2022-CLS Class A(1)	5.76	10/13/27	221,000	222,340
BX Trust 2024-BIO Class A (CME Term SOFR 1 Month + 1.64%)(1)	5.95	02/15/41	811,000	813,429
BX Trust 2024-CNYN Class A (CME Term SOFR 1 Month + 1.44%)(1)	5.75	04/15/41	726,943	729,916
BX Trust 2024-VLT4 Class A (CME Term SOFR 1 Month + 1.49%)(1)	5.80	07/15/29	710,000	714,486
Citigroup Commercial Mortgage Trust 2016-C1 Class A4	3.21	05/10/49	387,000	378,705
Citigroup Commercial Mortgage Trust 2016-GC37 Class A3	3.05	04/10/49	233,323	229,969
COMM Mortgage Trust 2015-CR23 Class A4	3.50	05/10/48	50,506	50,346
COMM Mortgage Trust 2015-CR27 Class A4	3.61	10/10/48	350,000	346,694
Fashion Show Mall LLC 2024-SHOW Class A(1)	5.27	10/10/41	500,000	497,615
GS Mortgage Securities Corp. Trust 2023-SHIP Class A(1)	4.32	09/10/38	165,000	163,209
GS Mortgage Securities Trust 2015-GC32 Class A4	3.76	07/10/48	658,000	654,193
GS Mortgage Securities Trust 2016-GS2 Class A4	3.05	05/10/49	85,000	83,260
J.P. Morgan BB Commercial Mortgage Securities Trust 2015-C28 2015-C28 Class A4	3.23	10/15/48	364,849	363,872
J.P. Morgan BB Commercial Mortgage Securities Trust 2015-C33 2015-C33 Class A4	3.77	12/15/48	868,000	859,077
KIND Commercial Mortgage Trust 2024-1 Class A (CME Term SOFR 1 Month + 1.89%)(1)	6.20	08/15/41	852,000	855,147
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 Class A4	3.31	04/15/48	234,000	233,091
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 Class A3	3.48	05/15/48	116,785	116,278
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 Class A4	3.73	05/15/48	523,000	519,865
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 Class A4	3.37	10/15/48	41,078	40,801
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 Class A4	3.72	12/15/49	393,000	383,136
UBS Commercial Mortgage Trust 2019-C16 Class ASB	3.46	04/15/52	294,035	285,438
Wells Fargo Commercial Mortgage Trust 2015-C29 Class A4	3.64	06/15/48	522,000	519,272
Wells Fargo Commercial Mortgage Trust 2015-C31 Class A4	3.70	11/15/48	90,000	89,117
Wells Fargo Commercial Mortgage Trust 2015-LC22 Class A4	3.84	09/15/58	300,000	297,627
				12,667,611

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
WHOLE LOAN COLLATERAL – 0.7%
JP Morgan Mortgage Trust 2024-9 Class A6A(1)	5.00	02/25/55	$367,508	$363,453
Sequoia Mortgage Trust 2024-7 Class A11(1)	6.00	08/25/54	159,888	160,307
Sequoia Mortgage Trust 2025-1 Class A5(1)	5.50	01/25/55	468,000	466,288
				990,048
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $13,577,142)				13,657,659

CORPORATE BONDS – 16.0%
AIRLINES – 0.2%
Delta Air Lines 2020-1 Class AA Pass Through Trust	2.00	06/10/28	271,174	253,555

APPAREL – 0.1%
William Carter Co.(1)	5.63	03/15/27	91,000	90,673

AUTO MANUFACTURERS – 0.4%
Ford Motor Credit Co. LLC	2.70	08/10/26	600,000	578,204

AUTO PARTS & EQUIPMENT – 0.2%
Dana, Inc.	5.63	06/15/28	262,000	260,456

BANKS – 3.7%
Bank of America Corp.(2)	4.38	–	350,000	340,457
Bank of New York Mellon Corp.(2)	4.70	–	489,000	488,003
Barclays PLC	5.83	05/09/27	200,000	202,332
Citigroup, Inc.(2)	4.00	–	350,000	345,852
Citizens Financial Group, Inc.(2)	5.65	–	400,000	398,823
Depository Trust & Clearing Corp.(1),(2)	3.38	–	500,000	478,373
HSBC Holdings PLC	5.89	08/14/27	200,000	203,030
JPMorgan Chase & Co.	1.58	04/22/27	183,000	176,271
Morgan Stanley	0.99	12/10/26	164,000	158,806
Northern Trust Corp.(2)	4.60	–	554,000	551,414
PNC Financial Services Group, Inc.(2)	6.00	–	545,000	546,798
Truist Financial Corp.	4.26	07/28/26	77,000	76,798
Truist Financial Corp.(2)	4.95	–	484,000	483,114
US Bancorp(2)	3.70	–	500,000	475,292
Wells Fargo & Co.(2)	3.90	–	499,000	490,584
				5,415,947
CHEMICALS – 0.1%
Methanex Corp.	5.13	10/15/27	175,000	172,396

COMMERCIAL SERVICES – 0.7%
Ashtead Capital, Inc.(1)	4.00	05/01/28	200,000	193,473
Brink’s Co.(1)	4.63	10/15/27	214,000	209,153
Element Fleet Management Corp.(1)	5.64	03/13/27	314,000	318,713
Triton Container International Ltd.(1)	2.05	04/15/26	344,000	330,890
				1,052,229
COMPUTERS – 0.4%
Genpact Luxembourg Sarl/Genpact USA, Inc.	1.75	04/10/26	233,000	223,897
Western Digital Corp.	4.75	02/15/26	290,000	288,487
				512,384

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COSMETICS/PERSONAL CARE – 0.0%
Coty, Inc.(1)	5.00	04/15/26	$34,000	$33,977

DIVERSIFIED FINANCIAL SERVICES – 1.6%
American Express Co.(2)	3.55	–	575,000	555,789
Aviation Capital Group LLC(1)	1.95	01/30/26	291,000	282,962
Charles Schwab Corp.(2)	5.38	–	490,000	489,152
GGAM Finance Ltd.(1)	7.75	05/15/26	268,000	272,390
Navient Corp.	5.00	03/15/27	171,000	168,140
Navient Corp.	6.75	06/15/26	95,000	96,691
OneMain Finance Corp.	3.50	01/15/27	316,000	304,261
United Wholesale Mortgage LLC(1)	5.50	11/15/25	91,000	91,012
				2,260,397
ELECTRIC – 0.2%
NextEra Energy Operating Partners LP(1)	3.88	10/15/26	262,000	251,112

ENTERTAINMENT – 0.4%
Warnermedia Holdings, Inc.	3.76	03/15/27	567,000	549,239

ENVIRONMENTAL CONTROL – 0.1%
GFL Environmental, Inc.(1)	5.13	12/15/26	92,000	91,680

HOME BUILDERS – 0.2%
Tri Pointe Homes, Inc.	5.25	06/01/27	240,000	239,240

INSURANCE – 1.6%
Athene Global Funding(1)	1.73	10/02/26	359,000	341,207
Equitable Holdings, Inc.(2)	4.95	–	500,000	498,402
F&G Global Funding(1)	1.75	06/30/26	578,000	552,610
MetLife, Inc.(2)	3.85	–	499,000	495,491
SBL Holdings, Inc.(1)	5.13	11/13/26	515,000	507,132
				2,394,842
INVESTMENT COMPANIES – 1.9%
Antares Holdings LP(1)	3.95	07/15/26	500,000	487,793
Barings BDC, Inc.	3.30	11/23/26	99,000	95,348
Blue Owl Technology Finance Corp.(1)	3.75	06/17/26	508,000	493,185
Golub Capital BDC, Inc.	2.50	08/24/26	530,000	507,876
HPS Corporate Lending Fund(1)	6.75	01/30/29	477,000	492,025
Oaktree Specialty Lending Corp.	2.70	01/15/27	197,000	186,239
Sixth Street Lending Partners	6.50	03/11/29	485,000	496,485
				2,758,951
LEISURE TIME – 0.2%
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	291,000	291,540

MEDIA – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	207,000	203,306
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	91,000	90,734
				294,040
MINING – 0.1%
Novelis Corp.(1)	3.25	11/15/26	191,000	184,740

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 0.2%
Civitas Resources, Inc.(1)	5.00	10/15/26	$245,000	$243,859

PACKAGING & CONTAINERS – 0.2%
Berry Global, Inc.(1)	4.50	02/15/26	320,000	317,610

PHARMACEUTICALS – 0.7%
CVS Pass-Through Trust(1)	5.77	01/10/33	223,731	221,289
CVS Pass-Through Trust(1)	5.93	01/10/34	339,991	338,213
CVS Pass-Through Trust	6.04	12/10/28	271,626	274,140
CVS Pass-Through Trust	6.94	01/10/30	243,299	248,221
				1,081,863
PIPELINES – 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	333,000	333,163
Buckeye Partners LP	3.95	12/01/26	142,000	138,166
				471,329
PRIVATE EQUITY – 0.3%
Hercules Capital, Inc.	2.63	09/16/26	533,000	509,456

REAL ESTATE INVESTMENT TRUST (REITS) – 1.3%
Boston Properties LP	2.75	10/01/26	420,000	405,584
EPR Properties	4.75	12/15/26	445,000	441,268
SBA Communications Corp.	3.88	02/15/27	298,000	288,556
Starwood Property Trust, Inc.(1)	4.38	01/15/27	212,000	206,059
VICI Properties LP	4.38	05/15/25	551,000	550,825
				1,892,292
RETAIL – 0.7%
Academy Ltd.(1)	6.00	11/15/27	291,000	290,849
Bath & Body Works, Inc.	6.69	01/15/27	161,000	164,759
Beacon Roofing Supply, Inc.(1)	4.50	11/15/26	242,000	239,797
Lithia Motors, Inc.(1)	4.63	12/15/27	287,000	278,833
				974,238
TOTAL CORPORATE BONDS (Cost – $22,926,084)				23,176,249

MUNICIPAL BONDS – 63.9%
ALABAMA – 4.3%
Black Belt Energy Gas District, Revenue Bonds	4.00	10/01/52	1,125,000	1,128,540
Black Belt Energy Gas District, Series A-1, Revenue Bonds	4.00	10/01/49	750,000	753,184
Houston County Health Care Authority, Revenue Bonds	5.00	10/01/25	1,000,000	1,009,608
Industrial Development Board of the City of Mobile Alabama, Revenue Bonds	3.30	07/15/34	1,000,000	1,001,708
Southeast Energy Authority A Cooperative District, Series A, Revenue Bonds	5.25	01/01/54	655,000	689,043
Southeast Energy Authority A Cooperative District, Series A-1, Revenue Bonds	5.50	01/01/53	850,000	905,911
Southeast Energy Authority A Cooperative District, Series B, Revenue Bonds	4.00	06/01/29	700,000	704,612
				6,192,606
ARKANSAS – 0.2%
Springdale Public Facilities Board, Revenue Bonds	5.00	03/01/32	350,000	358,724

COLORADO – 0.5%
Park Creek Metropolitan District, Revenue Bonds	5.00	12/01/31	710,000	719,104

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CONNECTICUT – 0.3%
City of New Haven, Series A, General Obligation	5.00	08/01/25	$375,000	$378,524

DISTRICT OF COLUMBIA – 0.7%
District of Columbia Housing Finance Agency, Revenue Bonds	5.00	03/01/28	975,000	1,022,581

FLORIDA – 2.1%
County of Miami-Dade, Series A, General Obligation	5.00	07/01/28	175,000	180,448
County of Okeechobee, Revenue Bonds	3.80	07/01/39	550,000	553,992
Hillsborough County School Board, Certificate Participation	5.00	07/01/26	600,000	604,348
Hillsborough County School Board, Certificate Participation	5.00	07/01/27	365,000	381,757
Lee County School Board, Series A, Certificate Participation	5.00	08/01/32	575,000	590,450
Pinellas County School Board, Series A, Certificate Participation	5.00	07/01/25	450,000	453,908
School District of Broward County, Series B, Certificate Participation	5.00	07/01/30	325,000	327,062
				3,091,965
GEORGIA – 1.8%
Development Authority of Burke County, Revenue Bonds	3.70	10/01/32	685,000	696,472
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	07/01/52	290,000	293,697
Main Street Natural Gas, Inc., Series A, Revenue Bonds	5.00	06/01/53	500,000	521,336
Main Street Natural Gas, Inc., Series C, Revenue Bonds	4.00	03/01/50	1,000,000	1,002,688
				2,514,193
HAWAII – 0.1%
City & County of Honolulu, General Obligation	5.00	03/01/25	185,000	185,325

ILLINOIS – 10.8%
City of Chicago Wastewater Transmission Revenue, Series A, Revenue Bonds	ZCP	01/01/26	1,000,000	971,578
City of Chicago Waterworks Revenue, Series A-1, Revenue Bonds	5.00	11/01/30	325,000	334,321
City of Chicago, Series A, General Obligation	5.00	01/01/28	450,000	465,304
City of Mount Vernon, General Obligation	4.00	12/15/27	905,000	922,624
Cook County School District No. 171 Sunnybrook, General Obligation	5.00	12/01/27	465,000	488,331
Cook County School District No. 25 Arlington Heights, General Obligation	5.00	12/15/26	330,000	342,735
County of Cook Sales Tax Revenue, Series B, Revenue Bonds	5.00	11/15/25	925,000	940,548
DuPage County Community Unit School District No. 200 Wheaton-Warrenville, General Obligation	5.00	10/01/25	815,000	826,312
Illinois Development Finance Authority, Revenue Bonds	ZCP	07/15/25	675,000	665,832
Illinois Finance Authority, Revenue Bonds	4.00	12/01/31	610,000	612,427
Illinois Finance Authority, Revenue Bonds	5.00	04/01/26	300,000	305,544
Illinois Finance Authority, Revenue Bonds	5.00	04/01/27	305,000	315,494
Illinois Finance Authority, Series A, Revenue Bonds	5.00	05/15/32	460,000	480,176
Illinois Housing Development Authority, Revenue Bonds	5.00	10/01/27	700,000	719,506
Lee County Community Unit School District No. 272, General Obligation	4.00	01/01/33	765,000	772,646
Macon County School District No. 61 Decatur, Series C, General Obligation	4.00	01/01/29	710,000	720,453
Madison County Community Unit School District No. 7 Edwardsville, Series C, Revenue Bonds	5.00	12/01/26	290,000	296,794
Madison-Macoupin Etc Counties Community College District No. 536, General Obligation	4.00	05/01/29	1,000,000	1,013,506
Metropolitan Water Reclamation District of Greater Chicago, Series A, General Obligation	5.00	12/01/29	180,000	186,288
Northern Illinois Municipal Power Agency, Series A, Revenue Bonds	5.00	12/01/30	430,000	444,259
Peoria & Fulton Counties Community Unit School District No. 327, Series A, General Obligation	5.00	12/01/27	435,000	452,991

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ILLINOIS – 10.8% (Continued)
Peoria Public Building Commission, Series A, Revenue Bonds	4.00	12/01/26	$350,000	$354,359
Sales Tax Securitization Corp., Series C, Revenue Bonds	5.50	01/01/33	1,000,000	1,075,640
Sangamon Logan & Menard Counties Community Unit School Distributors No. 15 Williamsville, Series B, General Obligation	5.00	12/01/32	650,000	686,366
State of Illinois, Series D, General Obligation	5.00	11/01/26	1,200,000	1,237,608
Village of Mundelein, General Obligation	4.00	12/15/33	460,000	466,886
				16,098,528
INDIANA – 3.5%
Carmel Local Public Improvement Bond Bank, Revenue Bonds	5.00	06/01/28	345,000	355,222
County of St Joseph, Series A, Revenue Bonds	5.00	04/01/26	1,180,000	1,199,914
Hamilton Southeastern Schools, Series A, General Obligation	5.00	06/30/25	1,000,000	1,007,809
Indiana Finance Authority, Revenue Bonds	5.00	10/01/28	420,000	434,347
Indiana Finance Authority, Series A, Revenue Bonds	5.00	07/01/28	520,000	539,066
Indiana Municipal Power Agency, Series A, Revenue Bonds	5.00	01/01/27	1,025,000	1,026,271
South Bend Redevelopment Authority, Revenue Bonds	5.00	08/01/28	610,000	641,588
				5,204,217
IOWA – 0.6%
Iowa Finance Authority, Revenue Bonds	5.00	08/15/26	350,000	355,741
PEFA, Inc., Revenue Bonds	5.00	09/01/49	550,000	560,408
				916,149
KENTUCKY – 1.4%
Kentucky Asset Liability Commission, Revenue Bonds	5.00	09/01/27	875,000	884,477
Kentucky Public Energy Authority, Series C, Revenue Bonds	4.00	02/01/50	310,000	310,858
Kentucky Turnpike Authority, Series A, Revenue Bonds	5.00	07/01/25	550,000	554,913
Louisville/Jefferson County Metropolitan Government, Revenue Bonds	5.00	10/01/29	350,000	359,247
				2,109,495
LOUISIANA – 0.9%
Louisiana Housing Corp., Revenue Bonds	3.75	02/01/28	540,000	544,544
Parish of St John the Baptist, Revenue Bonds	3.30	06/01/37	730,000	731,158
				1,275,702
MARYLAND – 0.4%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds	5.25	06/01/28	500,000	522,780

MASSACHUSETTS – 0.7%
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/25	1,000,000	1,008,027

MICHIGAN – 2.6%
Kalamazoo Hospital Finance Authority, Revenue Bonds	4.00	05/15/31	360,000	361,765
Michigan Finance Authority, Revenue Bonds	5.00	11/15/25	1,205,000	1,224,125
Michigan Finance Authority, Revenue Bonds	5.00	11/15/26	260,000	267,625
Michigan Finance Authority, Revenue Bonds	5.00	07/01/32	485,000	488,216
Michigan State Building Authority, Revenue Bonds	5.00	04/15/29	380,000	384,917
Michigan State Housing Development Authority, Series D, Revenue Bonds	3.05	06/01/26	965,000	957,314
				3,683,962
MINNESOTA – 0.5%
Minnesota Municipal Gas Agency, Series A, Revenue Bonds	4.00	12/01/52	700,000	708,985

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MISSISSIPPI – 0.4%
Mississippi Development Bank, Revenue Bonds	5.00	04/01/26	$505,000	$516,072

MISSOURI – 1.8%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	5.00	10/01/25	875,000	887,144
Kansas City School District, Certificate Participation	5.00	04/01/30	835,000	850,780
St Charles County Public Water Supply District No 2, Certificate Participation	5.00	12/01/32	805,000	813,348
				2,551,272
NEBRASKA – 0.7%
Central Plains Energy Project, Series A, Revenue Bonds	5.00	09/01/29	1,000,000	1,053,951

NEVADA – 0.5%
County of Clark, Series A, General Obligation	5.00	07/01/27	155,000	156,346
Nevada Housing Division, Revenue Bonds	5.00	07/01/28	605,000	627,913
				784,259
NEW JERSEY – 4.0%
City of Newark, Series A, General Obligation	5.00	07/15/25	390,000	392,996
New Jersey Health Care Facilities Financing Authority, Revenue Bonds	5.00	07/01/42	950,000	957,275
New Jersey Housing & Mortgage Finance Agency, Series B, Revenue Bonds	3.50	05/01/29	635,000	634,463
New Jersey Housing & Mortgage Finance Agency, Series K, Revenue Bonds	3.60	10/01/27	710,000	717,593
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	06/15/27	970,000	994,057
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	06/15/30	550,000	562,261
New Jersey Transportation Trust Fund Authority, Series AA, Revenue Bonds	5.00	06/15/26	300,000	308,453
New Jersey Turnpike Authority, Series A, Revenue Bonds	5.00	01/01/31	1,160,000	1,201,828
				5,768,926
NEW YORK – 3.6%
Metropolitan Transportation Authority, Series C, Revenue Bonds	5.00	11/15/30	330,000	339,146
New York City Housing Development Corp., Revenue Bonds	3.63	11/01/63	1,000,000	1,005,564
New York City Housing Development Corp., Revenue Bonds	4.30	11/01/63	800,000	817,525
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	4.00	05/01/31	1,100,000	1,110,512
New York City Transitional Finance Authority Future Tax Secured Revenue, Series F-3, Revenue Bonds	5.00	02/01/29	1,055,000	1,075,937
New York State Dormitory Authority, Series A, Revenue Bonds	5.00	03/15/32	355,000	365,054
Troy Capital Resource Corp., Revenue Bonds	5.00	09/01/25	360,000	363,919
				5,077,657
NORTH CAROLINA – 0.9%
North Carolina Housing Finance Agency, Revenue Bonds	3.20	07/01/56	1,275,000	1,273,727

OKLAHOMA – 0.9%
Coweta Public Works Authority, Series A, Revenue Bonds	4.00	08/01/27	505,000	509,542
Dewey County Educational Facilities Authority, Revenue Bonds	5.00	09/01/30	680,000	698,015
				1,207,557
OREGON – 0.4%
Oregon State Lottery, Series D, Revenue Bonds	5.00	04/01/27	520,000	521,744

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PENNSYLVANIA – 3.3%
City of Scranton, General Obligation	5.00	09/01/29	$515,000	$529,169
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, Revenue Bonds	5.00	12/01/32	320,000	329,508
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, Revenue Bonds	5.00	12/01/28	500,000	517,057
Pennsylvania Turnpike Commission, Series B, Revenue Bonds	5.00	06/01/29	1,175,000	1,201,165
Philadelphia Authority for Industrial Development, Revenue Bonds	5.00	12/01/27	650,000	660,096
Philadelphia Gas Works Co., Revenue Bonds	5.00	10/01/30	325,000	334,890
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Series B, Revenue Bonds	4.00	02/01/26	1,100,000	1,112,208
				4,684,093
RHODE ISLAND – 0.3%
Rhode Island Commerce Corp., Revenue Bonds	5.00	07/01/31	445,000	452,304

SOUTH CAROLINA – 0.8%
Dillon County School Facilities Corp., Certificate Participation	5.00	12/01/30	300,000	321,144
South Carolina Jobs-Economic Development Authority, Revenue Bonds	5.00	05/01/33	900,000	937,617
				1,258,761
TENNESSEE – 1.5%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds	3.80	12/01/29	1,000,000	1,010,176
Tennergy Corp., Revenue Bonds	5.00	10/01/54	1,100,000	1,157,797
				2,167,973
TEXAS – 5.5%
Capital Area Housing Finance Corp., Revenue Bonds	3.48	08/01/39	280,000	280,164
City of Dallas Hotel Occupancy Tax Revenue, Revenue Bonds	4.00	08/15/28	550,000	553,980
City of Dallas Housing Finance Corp., Revenue Bonds	5.00	08/01/27	600,000	615,459
City of El Paso, General Obligation	4.00	08/15/31	370,000	373,385
City of Round Rock, Series A, General Obligation	4.00	08/15/25	200,000	201,281
Dallas Independent School District, Series A, General Obligation	5.00	02/15/55	1,300,000	1,379,485
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds	5.00	07/01/49	425,000	438,991
Lower Colorado River Authority, Revenue Bonds	5.00	05/15/25	165,000	165,992
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Series A, Revenue Bonds	5.00	11/01/27	165,000	171,087
North East Independent School District, General Obligation	3.75	08/01/49	1,110,000	1,121,012
Northside Independent School District, General Obligation	4.00	08/01/32	500,000	502,565
State of Texas, General Obligation	5.00	10/01/29	650,000	658,336
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds	5.00	01/01/28	1,350,000	1,406,207
				7,867,944
UTAH – 0.4%
Utah Associated Municipal Power Systems, Series A, Revenue Bonds	5.00	09/01/32	500,000	521,514

VIRGINIA – 0.4%
Louisa Industrial Development Authority, Revenue Bonds	3.80	11/01/35	550,000	557,939

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
WASHINGTON – 4.4%
City of Tacoma Solid Waste Utility Revenue, Series A, Revenue Bonds	5.00	12/01/31	$1,050,000	$1,074,836
King County School District No. 411 Issaquah, General Obligation	4.00	12/01/31	1,775,000	1,787,796
Pend Oreille County Public Utility District No. 1 Box Canyon, Revenue Bonds	5.00	01/01/33	970,000	1,007,322
Port of Tacoma, Series A, General Obligation	5.00	12/01/27	605,000	627,668
Snohomish County School District No 103 Monroe, General Obligation	4.00	12/01/33	1,000,000	1,009,926
Washington Higher Education Facilities Authority, Revenue Bonds	4.00	05/01/33	400,000	401,656
Washington Higher Education Facilities Authority, Revenue Bonds	5.00	05/01/31	500,000	517,262
				6,426,466
WEST VIRGINIA – 0.8%
West Virginia Housing Development Fund, Series A, Revenue Bonds	3.25	11/01/27	1,100,000	1,099,433

WISCONSIN – 1.9%
Public Finance Authority, Revenue Bonds	5.00	06/01/26	330,000	335,663
State of Wisconsin, Series 1, General Obligation	5.00	11/01/25	750,000	754,015
Wisconsin Housing & Economic Development Authority, Revenue Bonds	5.00	08/01/58	1,100,000	1,126,885
Wisconsin Housing & Economic Development Authority, Revenue Bonds	5.00	11/01/58	600,000	619,996
				2,836,559
TOTAL MUNICIPAL BONDS (Cost – $92,520,871)				92,619,018

SHORT-TERM INVESTMENTS – 2.0%
TIME DEPOSITS – 2.0%
JP Morgan Chase, New York	3.68	02/03/25	2,972,523	2,972,523
TOTAL SHORT-TERM INVESTMENTS (Cost – $2,972,523)				2,972,523

TOTAL INVESTMENTS – 100.4% (Cost – $145,133,054)				$145,646,909
OTHER ASSETS LESS LIABILITIES – (0.4)%				(597,272)
NET ASSETS – 100.0%				$145,049,637

SOFR Secured Overnight Financing Rate.

ZCP Indicates a zero coupon rate.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2025, amounts to $30,186,730 and represents 20.8% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx IR+M Tax-Aware Short Duration ETF

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$13,221,460	$–	$13,221,460
Collateralized Mortgage Obligations	–	13,657,659	–	13,657,659
Corporate Bonds	–	23,176,249	–	23,176,249
Municipal Bonds	–	92,619,018	–	92,619,018
Time Deposits	–	2,972,523	–	2,972,523
Total Investments	$–	$145,646,909	$–	$145,646,909

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 98.7%
OTHER ABS – 98.7%
Aimco CLO 20 Ltd. 2023-20A Class E (CME Term SOFR 3 Month + 7.00%)(1)	11.31	10/16/36	$400,000	$413,953
Antares CLO 2018-3 Ltd. 2018-3A Class A1R (CME Term SOFR 3 Month + 1.59%)(1)	5.88	07/20/36	600,000	601,303
Antares CLO 2019-2 Ltd. 2019-2A Class A1R (CME Term SOFR 3 Month + 1.95%)(1)	6.24	01/23/36	1,000,000	1,006,893
Ares LXIX CLO Ltd. 2024-69A Class E (CME Term SOFR 3 Month + 6.50%)(1)	10.80	04/15/36	600,000	612,562
Barings Middle Market CLO 2023-I Ltd. 2023-IA Class C (CME Term SOFR 3 Month + 6.40%)(1)	10.69	01/20/36	2,250,000	2,320,177
BCC Middle Market CLO 2024-1 LLC 2024-1A Class A1 (CME Term SOFR 3 Month + 1.75%)(1)	6.05	07/17/36	450,000	451,324
BCRED CLO 2024-1 LLC 2024-1A Class B (CME Term SOFR 3 Month + 2.35%)(1)	6.64	04/20/36	900,000	907,090
Blackrock Shasta CLO XIV LLC 2024-2A Class C (CME Term SOFR 3 Month + 2.50%)(1)	6.80	07/15/36	1,000,000	1,009,197
BXSL CLO 2024-1 LLC 2024-1A Class B (CME Term SOFR 3 Month + 1.78%)(1)	6.24	10/20/36	750,000	745,980
CARLYLE US CLO 2017-3 Ltd. 2017-3A Class ER2 (CME Term SOFR 3 Month + 7.50%)(1)	11.79	10/21/37	1,000,000	1,048,326
CIFC Funding 2017-III Ltd. 2017-3A Class ER (CME Term SOFR 3 Month + 6.70%)(1)	10.99	04/20/37	350,000	358,728
Deerpath Capital CLO 2024-1 Ltd. 2024-1A Class B (CME Term SOFR 3 Month + 2.60%)(1)	6.90	07/15/36	1,000,000	1,010,991
Dryden 85 CLO Ltd. 2020-85A Class ER2 (CME Term SOFR 3 Month + 7.00%)(1)	11.30	07/15/37	1,000,000	1,019,829
Golub Capital Partners CLO 31M Ltd. 2016-31A Class A1RR (CME Term SOFR 3 Month + 1.60%)(1)	6.21	11/05/37	2,000,000	2,000,556
Golub Capital Partners CLO 38M Ltd. 2018-38A Class BR (CME Term SOFR 3 Month + 1.95%)(1)	6.25	07/28/36	1,000,000	1,004,204
Golub Capital Partners CLO 45M Ltd. 2019-45A Class A1R (CME Term SOFR 3 Month + 1.62%)(1)	5.91	07/20/37	730,000	734,370
Golub Capital Partners CLO 67M 2023-67A Class C (CME Term SOFR 3 Month + 4.30%)(1)	8.82	05/09/36	1,200,000	1,219,323
Invesco US CLO 2024-1 Ltd. 2024-1RA Class ER (CME Term SOFR 3 Month + 7.40%)(1)	11.70	04/15/37	1,250,000	1,276,439
Ivy Hill Middle Market Credit Fund XX Ltd. 20A Class B (CME Term SOFR 3 Month + 3.50%)(1)	7.79	04/20/35	1,000,000	1,005,721
Lake Shore MM CLO IV Ltd. 2021-1A Class AR (CME Term SOFR 3 Month + 1.70%)(1)	6.00	01/15/37	600,000	601,902
Lake Shore MM CLO IV Ltd. 2021-1A Class DR (CME Term SOFR 3 Month + 4.25%)(1)	8.55	01/15/37	488,000	488,907
Maranon Loan Funding 2024-1 Ltd. 2024-1A Class B (CME Term SOFR 3 Month + 1.95%)(1)	6.25	07/15/36	250,000	250,957
MCF CLO V LLC 2017-1A Class DR2 (CME Term SOFR 3 Month + 4.15%)(1)	8.44	10/20/37	1,200,000	1,208,873
MCF CLO VIII Ltd. 2018-1A Class DR (CME Term SOFR 3 Month + 5.15%)(1)	9.44	04/18/36	1,500,000	1,545,201
Owl Rock CLO III Ltd. 2020-3A Class AR (CME Term SOFR 3 Month + 1.85%)(1)	6.14	04/20/36	1,000,000	1,009,277

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OTHER ABS – 98.7% (Continued)
Owl Rock CLO X LLC 2023-10A Class A (CME Term SOFR 3 Month + 2.45%)(1)	6.74	04/20/35	$600,000	$602,943
Woodmont 2022-9 Trust 2022-9A Class A1R (CME Term SOFR 3 Month + 1.70%)(1)	6.82	10/25/36	600,000	601,994
				25,057,020
TOTAL ASSET-BACKED SECURITIES (Cost – $25,092,569)				25,057,020

SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
Sumitomo Mitsui Trust Bank, London	3.68	02/03/25	94,869	94,869
TOTAL SHORT-TERM INVESTMENTS (Cost – $94,869)				94,869

TOTAL INVESTMENTS – 99.1% (Cost – $25,187,438)				$25,151,889
OTHER ASSETS LESS LIABILITIES – 0.9%				220,392
NET ASSETS – 100.0%				$25,372,281

SOFR Secured Overnight Financing Rate

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at January 31, 2025, amounts to $25,057,020 and represents 98.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments (Continued)

January 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of January 31, 2025:

BondBloxx Private Credit CLO ETF

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$25,057,020	$–	$25,057,020
Time Deposits	–	94,869	–	94,869
Total Investments	$–	$25,151,889	$–	$25,151,889